Exhibit 99.1 Schedule 6

Loan Information																			Loan Details																																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Scienna ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	BK Filed Date, if applicable	Crammed UPB	First Payment Date of Cram	Cram Rate	Cram Term (entered as No. of months)	DOJ Lien on Borrower Indicator	DOJ Lien Matches Borrower SSN or Property Address	Senior Lien 1 FC Started Indicator TitleRvw	Senior Lien 2 FC Started Indicator TitleRvw	Lis Pendens lists/identifies lender/servicer/ or seller Senior Lien 1	Lis Pendens lists/identifies lender/servicer/ or seller Senior Lien 2	Lis Pendens lists/identifies lender/servicer/ or seller Junior Lien 1	Lis Pendens lists/identifies lender/servicer/ or seller Junior Lien 2	Lis Pendens lists/identifies lender/servicer/ or seller? Junior Lien 3	Litigation Indicated?	Litigation Last Date	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
7058245	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,555.42	04/24/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$53,300.02	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/26/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of xx in favor of xx. The chain of assignments has been completed. However, the current assignment is with an original lender, xx" No active judgments/liens have been found in the updated title report against the borrower/subject property. County taxes for 2022 have been paid in the amount of $1,555.42. No prior year’s delinquent taxes have been found in the updated title report.	As per the tape data payment history as of 05/02/2023, the loan is currently performing. The last payment was received on 4/24/2023 and the next due date is 05/01/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.250%.	Collections Comments:Currently, the loan is performing.
 As per the tape data payment history as of 05/02/2023, the loan is currently performing. The last payment was received on 4/24/2023 and the next due date is 05/01/2023. The current UPB as of the date reflected in the provided payment history is xx.
As per the servicing comment dated 4/20/2023, the reason for default is excessive obligation.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The loan was originated on xx and the Covid-19 attestation document is available in the loan file located at (xx).
As per the comment dated 7/14/2022, the property is owner occupied and in average condition.
 As per 1003, the borrower has been the franchise owner of xx for 52 months.
 The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,703.75 Exceeds Fees threshold of $6,234.52 Over by +$1,469.23.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $3,718.75
Points - Loan Discount Fee paid by Borrower: $2,930.00
Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE ((Freddie Mae public guidelines) QM points and fees test due to Fees charged $7,703.75 Exceeds Fees threshold of $6,234.52 Over by +$1,469.23.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $3,718.75
Points - Loan Discount Fee paid by Borrower: $2,930.00
Underwriting Fee paid by Borrower: $1,055.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the fully executed Contract for Deed was not provided, based on the Title Commitment, a Notice of Interest claim by virtue of the Contract Deed in the property recorded xx, which supports a seasoning of more than 12 months prior to the Application Received Date eligible for a "no cash-out" refinance. The subject transaction was a refinance in which the client received xx in cash back from the transaction, which is considered a cash-out refinance and ineligible for contract for deed financing."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2065	Not Applicable
8817250	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,784.05	05/30/2023	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/25/2023, the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 05/30/2023, the borrower is current with the loan and the next due date is 07/01/2023. The last payment was received on 05/30/2023 in the amount of $932.04 which was applied for the due date of 06/01/2023. The current P&I is $613.50 and PITI is $932.04. The UPB is $xx.
The deferred amount mentioned in the tape data which is $3,924.04 is showing as principal payment amount in the payment history on 9/15/2020.	Collections Comments:The loan is currently performing. As per the review of payment history as of 05/30/2023, the borrower is current with the loan and the next due date is 07/01/2023. The UPB is xx. As per the comment dated 11/26/2021, the borrower’s income was impacted by the Covid-19 pandemic. As per the final application, the borrower has been working at xx, as an equipment operator for 4.5 years. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:The foreclosure was initiated on 08/16/2022. As per the document located at xx, the foreclosure complaint was filed on 10/17/2022. As per the comment dated 11/17/2022, the reinstatement quote was approved by the servicer.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows sufficient funds for the down payment, closing costs, and required reserves were not satisfactorily verified. The review of the bank statement shows that assets totaling $7,197.24 were verified, which does not satisfy the cash to close requirement of $8,080.53 and creates a shortfall of $883.29. Gift assets of $10,000 were submitted, however, a bank statement proving the donor's ability is missing from the loan documents. LP does not mention any requirement for reserves. The subject loan was originated on xx, and the SOL of 3 years has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: $3,890.31 exceeds fees threshold of $3,884.78 over by +$5.53.
The following fees were included in the test:
Appraisal Fee paid by Borrower: $630.00
Mortgage Broker Fee (Indirect) $3,098.54
Points - Loan Discount Fee paid by Borrower: $161.77."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the Vermont Mortgage Lender License Prohibited Fees Test due to fees charged: $8,981.77 exceeds fee threshold of $0.00 over by +$8,981.77.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $161.77
Real Estate Commission paid by Seller: $8,070.00
Settlement or Closing Fee paid by Borrower: $665.00
Tax Service Fee paid by Borrower: $85.00"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE QM points and fees test due to fees charged: $3,890.31 exceeds fees threshold of $3,884.78 over by +$5.53.
The following fees were included in the test:
Appraisal Fee paid by Borrower: $630.00
Mortgage Broker Fee (Indirect) $3,098.54
Points - Loan Discount Fee paid by Borrower: $161.77."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41905456	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,470.65	04/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	$25,986.66	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/31/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx There is no chain of assignment. Currently, the assignment is with the original lender, xx. However, it should be with xx. No active judgments or liens have been found. The first and second installments of county taxes for 2021/2022 have been paid in the total amount of $5,379.51. No prior year’s delinquent taxes have been found.	According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The last payment was received on 4/14/2023 in the amount of $1,312.64 (PITI) which was applied for the due date of 4/1/2023. The current P&I is $867.91 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working as a driver at xx, for 6 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $6,185.00 Exceeds Fees threshold of $4,696.17 Over by +$1,488.83.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $2,495.00
Points - Loan Discount Fee paid by Borrower: $3,690.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Mortgage Broker Fee. However, CD dated xx reflects Mortgage Broker Fee at $2,495.00.
Loan estimate dated xx does not reflect Transfer Taxes. However, CD dated xx reflects Transfer Taxes at $1,056.00.
This is a cumulative increase in fee of $3,551.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $1,203.00. However, CD dated xx reflects the sum of Section C and Recording fee at $1,542.00. This is a cumulative increase of +$218.70 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $6,185.00 Exceeds Fees threshold of $4,696.17 Over by +$1,488.83.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $2,495.00
Points - Loan Discount Fee paid by Borrower: $3,690.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.53%. The tape shows asset misrepresentation. The figures on bank statements from xx had been altered. Further details not provided. BWR defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the Borrower income is $2,649.84 and total expenses are in the amount of $1,312.64 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.53%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2362	Not Applicable
63028425	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,174.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	$43,656.65	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Unavailable	xx	$1,822.48	xx	Unavailable	The review of the updated title report dated 05/30/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. The chain of assignments has been completed. The mortgage is currently assigned to xx which was recorded on xx. There is a prior civil judgment found against xx in favor of xx in the amount of $3,520.60 which was recorded on xx. The combined taxes for 2022 (3rd and 4th installments) are paid off in the total amount of $7,012. The combined taxes for 2023 (1st and 2nd installments) are paid off in the total amount of $7,162.88. No prior year’s delinquent taxes have been found.	As per tape data of payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The date of the last payment received is not available. The P&I is $1,822.48, the PITI is $3,093.33, and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. As per tape data of payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The current UPB is xx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per the servicing comment dated 6/25/2020, the borrower’s income was impacted by Covid-19. The borrower was on a forbearance plan that had been extended several times. A modification workout plan was approved for the borrower. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement is missing from the loan. This is a conventional fixed-rate mortgage with a P&I of $2729.86 and an interest rate of 5.375%. The stated maturity date is 2/1/2049. However, the payment history as of 5/2/2023 shows the current P&I is $1,822.48 and the interest rate is 2.875%. The current UPB amount is xx. However, the collection comment dated 4/26/2021 and tape data show the loan was modified.	Missing or error on the Rate Lock	XX	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows that the subject property is not eligible for xx and that its value is not supported. The review of the loan documents shows that Comp 3 with a sales price of xx, is the closest to the subject in terms of value. Comps 1 and 2 with their wide range of sales prices, are not closest to the subject property value of xx and are not similar in terms like quality of construction, GLA, lot size, or count of beds and baths. Significant line adjustments were made to the comps, which are not justified. Current UPB xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.82%. The tape shows the borrower's income was overstated, which may push DTI higher. Further details were not provided. Lender defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $16,969.87 Fees threshold $14,438.72 over By +$2,531.15.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $13,406.25
Points - Loan Discount Fee paid by Borrower: $3,563.62"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

The below fees were included in the test:

Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title- MICS paid by Borrower: $25.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $834.00. However, final CD dated xx reflects Points - Loan Discount Fee at $3,563.62. This is an increase in fee of $2,729.62 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL of 3 years has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $16,969.87 Fees threshold $14,438.72 Over By +$2,531.15.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $13,406.25
Points - Loan Discount Fee paid by Borrower: $3,563.62"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.823%, the borrower’s income is $10,912.40 and total expenses are in the amount of $5,218.62 and the loan was underwritten by LP xx) and its recommendation is “Accept” with a DTI of 48%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2186	2174
23832997	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,248.73	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/30/2023 shows subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx. The chain of assignments have been completed. The loan is currently assigned with xx. There is a state tax lien of xx against the borrower xx in the amount of $324.71 which was recorded on xx. The semi-annual county taxes for 2022 were paid in the total amount of $3,248.73 on 12/9/2022 and 5/2/2023 respectively. As per updated title report, no prior year taxes are delinquent.	As per the review of updated payment history as of 5/2/2023, the borrower is current with the loan and the next due date of payment is 5/1/2023. The last payment received date is not available. The current P&I is $1,226.71 with an interest rate of 4.875%. The UPB mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
As per the review of updated payment history as of 5/2/2023, the borrower is current with the loan and the next due date of payment is 5/1/2023. The UPB mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower xx has been working at xx, as xx for 2.0 years.
The property is owner occupied and is average condition. According to the appraisal report dated xx, there are epoxy patch cracks in the foundation walls, which remain moist during dry weather. As per the comment dated 7/28/2022, the subject property was damaged on 6/8/2022 (DOL). The claim # xx has been filed. The servicing comment dated 7/26/2022, the loss draft check # xx, in the amount of $22,845.63 was received on 7/26/2022. Further details have not been found regarding the repair, whether it is done or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30%. The tape shows that UW miscalculated monthly debt and ATR was not established. Lender defect, unable to calculate ATR. The subject loan was originated on xx, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Kansas license validation test due to xx requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a xx. The Office of the xx has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit in final closing disclosure dated xx. Initial LE dated xx reflects lender credit at $753.00. However, final CD dated xx reflects lender credit at $489.10. This is decrease of $263.90 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing.
Subject loan is purchase case, originated on xx and 1-year SOL is expired."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$22,845.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1538	Not Applicable
78853046	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,184.62	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/26/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of $1,184.62.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of 5/2/2023, the borrower is current with the loan, and the next due date is 6/1/2023. We are unable to determine when the last payment was received. The current P&I is $1,936.01 and the PITI is $2,491.32, with an interest rate of 4.000%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of 5/2/2023, the borrower is current with the loan, and the next due date is 6/1/2023. The current UPB reflected as per the payment history tape data is xx.
As per the final application, the borrower has been working at xx as an xx for 7 months.
As per the comment dated 01/19/2023, the reason for default is excessive obligations.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the loan is uninsurable due to an incorrect appraised value. The review of the appraisal report shows that the appraised value of xx was increased to xx due to additional comparables being added to the sale comparison grid. An excessive number of comparables were used, and few of the comparables used were recommended by the lender. Calculated LTV 96.5%. Elevated for client review."
* Revised Loan Estimate is missing (Lvl 3) "Revised Loan Estimate dated xx is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect the mortgage broker fee. However, the final CD dated xx reflects a mortgage broker fee at $6,082.78. The loan estimate dated xx reflects an appraisal fee at $590.00. However, the final CD dated xx reflects an appraisal fee at $700.00. This is a cumulative increase in fee of $6,192.78 for charges that cannot increase.  A valid COC for the increase in appraisal fee & mortgage broker fee is missing from the loan documents.
TRID violation due to decrease in lender credit on closing disclosure dated xx Initial CD dated xx reflects lender credit at $13,077.99. However, the final CD dated xx reflects lender credit at $5,417.73. This is a decrease of $7,660.26 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.
																																																																																																								The subject loan is a purchase, originated on xx, and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64139589	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,037.88	05/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/30/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The chain of the assignments has not been provided. However, the current assignment is with an original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of $5,037.88 on 12/29/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/9/2023, the borrower is current with the loan. The last payment was received on 5/1/2023, which was applied for the due date of 5/1/2023 and the next due date for payment is 6/1/2023. The P&I is $838.35 and PITI is $1,547.75. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/9/2023, the borrower is current with the loan. The last payment was received on 5/1/2023, which was applied for the due date of 5/1/2023 and the next due date for payment is 6/1/2023. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.70%. Tape shows employment misrepresentation. BWR was unemployed at the time of closing. BWR defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79063180	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,978.99	04/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	Not Applicable	xx	$2,413.67	xx	Unavailable	The review of the updated title report dated 05/26/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xxin favor of “xx” The chain of assignments has been completed. The mortgage is currently assigned to "xx ", which was recorded on xx. There is credit card judgment found against the subject property in favor of xx in the amount of $ 3,493.34 which was recorded on xx. The county taxes for 2022 have been paid off in the total amount of $6,978.99. No prior year’s delinquent taxes have been found.	According to the payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The last payment was received on 04/17/2023 in the amount of $3,215.54 (PITI) and was applied to the due date of 04/01/2023. The monthly P&I is in the amount of $2,413.67 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is occupied by the owner.
The comment dated 6/18/2021 shows that the borrower’s income has been impacted by Covid-19. The forbearance plan was offered to the borrower from 5/1/2021 to 6/1/2021. The collection comment dated 7/6/2022 shows the loan was modified on xx with UPB amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement is missing from the loan. This is a conventional fixed-rate mortgage with a P&I of $2671.18 and an interest rate of 4.375%. The stated maturity date is xx. However, the payment history as of 5/2/2023 shows the current P&I is $2,413.67 and the interest rate is 3.875%. However, a collection comment dated 7/6/2022 shows the loan was modified on xx with an UPB amount of xx.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.47%. The tape shows that the SE income in 2018 was $xxk and in 2017 only $2867. LOE for previous low income is not documented. Lender defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed ComplianceEase delivery and timing test for initial closing disclosure dated xx. Initial closing receipt date is xx which is less than three business days before the consummation date 10/xx/2019."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.478% as the borrower’s income is $11,630.25 and total expenses are in the amount of $5,172.94 and the loan was underwritten by LP xx and its recommendation is Eligible with a DTI of 44.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2141	2150
30259554	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,207.36	04/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.263%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/30/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx
There are six prior UCC finance statements against the subject property in favor of “xx” and “xx”, which were recorded on different dates. However, the amount of the lien is not mentioned on the supporting document.
There is one UCC finance statements against the borrower in favor of “xx.”, which was recorded on xx. However, the amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2022 have been paid in the total amount of $3,207.36.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The last payment was received on 4/12/2023 in the amount of $1,783.51 (PITI) which was applied for the due date of 4/1/2023. The current P&I is $1,423.00 with an interest rate of 3.263%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at xx.
As per the final application, the borrower has been working as a manager at xx, for 3 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.43%. Tape shows income misrepresentation. The income documentation submitted reflects inconsistencies on paystubs, inaccurate YTD totals, offer letters, and leases. The recalculated income pushes the DTI to 100.27%. BWR defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2070	Not Applicable
38565971	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,035.34	04/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	180	180	xx	xx	$154,497.62	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/29/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx. However, it should be with xx.
There is one UCC finance statement against the borrower in favor of xx, which was recorded on xx. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2022-2023 have been paid in the total amount of $2,035.34 on 12/08/2022.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The last payment was received on 4/3/2023 in the amount of $1,310.17, which was applied for the due date of 4/1/2023. The current P&I is $1,310.17 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx driver for 10.10 years.
The seller's tape data shows that the borrower is unemployed.
Covid-19 attestation is available in the loan file, which is located at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.89%. Tape shows BWR was unemployed at the time of closing. BWR defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.89% as the borrower’s income is $4,381.87 and total expenses are in the amount of $1,923.56 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.89%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45281530	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,304.53	04/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.933%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/26/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx. The chain of assignments has not been provided. However, the current assignment is with the original lender, xx. There are two prior judgments against the borrower in favor of xx and the State of xx, xx in the total amount of $4,079.84, which were recorded on xx and xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 05/01/2023. The last payment was received on 04/17/2023 in the amount of $1,456.61 which was applied for the due date of 04/01/2023. The current P&I is $1456.61 and PITI is $1786.56. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 5/2/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The UPB is xx.
  As per the final application, the borrower has been working at xx as a xx for 2.6 years.
The Covid-19 attestation is available in the loan file located at xx.
  The post-closing details regarding the foreclosure and bankruptcy have not been found.
 No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 33.85%. The tape shows the loan is uninsurable because BWR-2 has a default history on xxand student loan debt account status is reflecting as charged off. Per the tape, the xx database would still need to be cleared in order to proceed."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan file."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot decrease the 0% tolerance test. Initial LE dated xx reflect non-specific lender credit at $2509.00. However, the final CD dated xx does not reflect non-specific lender credit. This is a decrease in fee of $2,509.00 for charges that cannot decrease. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81052764	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,756.35	04/19/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 5/26/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of xx in favor of xx. The chain of assignments has been completed. However, the current assignment is with an original lender, xx. There is one civil judgment open against the borrower in the amount of xx which was recorded on xx in favor of xx.County taxes for 2022 have been paid in the amount of $3,606.09. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/2/2023, the loan is performing. The last payment was received in the amount of $837.61 on 4/19/2023 which was applied for the due date of 5/1/2023. The next due date is 6/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history as of 5/2/2023, the loan is performing. The last payment was received in the amount of $837.61 on 4/19/2023. The next due date is 6/1/2023. The current UPB as of the date reflected in the provided payment history is xx. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. As per the collection comment dated 7/7/2021, the borrower’s income was impacted by Covid-19 and the FB plan was provided to the borrower. Further details not provided. The subject property is located at xx in xx. There may be a possibility that the property has been impacted by the hurricane. CCs do not note any damage. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,184.41, an interest rate of 4.750% and a maturity date of xx. The P&I as per updated payment history is $837.61 and the rate of interest is 2.875%, but PH shows the current P&I is $837.61 and the current interest rate is 2.875%. There is a reduction in P&I and rate of interest with respect to note data. As per the servicing comment dated 07/09/2021, the modification trial period has been completed and a modification agreement has been received. However, the modification agreement is missing from the loan file.	HUD-1 Closing Statement Missing or error on the Rate Lock	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final CD signed by the borrower on xx is missing from the loan document. The CD available in the loan file was signed on xx; however, the consummation date is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.97%. Tape shows BWR’s income was not stable. Further details not provided. Lender defect, unable to calc ATR. The subject loan was originated on 4/xx/2019, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from loan documents"
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.97% as the borrower’s income is $6,000.00 and total expenses are in the amount of $2,998.40 and the loan was underwritten by DU xx and its recommendation is "Approve/Eligible" with a DTI of 49.97%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2357	Not Applicable
53395467	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,294.90	05/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.876%	360	360	xx	xx	$130,391.32	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/29/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx. No chain of assignment has been provided. The mortgage is with the original lender, xx. No active judgments and liens have been found. The first and second installment taxes for 2022-23 were paid in the amount of $6,294.90. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/9/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/4/2023 in the amount of $3,709.73 (PITI), which includes a P&I of $3,172.44, which was applied to the due date of 5/1/2023. The current rate of interest is 4.876%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/9/2023, the borrower is current with the loan, and the next due date is 6/1/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the property inspection report dated xx located at "xx", the subject property is occupied by the owner.
As per the final application, the borrower has been working at xx as a non-certified xx for 34 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* LTV or CLTV exceeds 104% (Lvl 4) "The collateral value used for underwriting is xx, and the amount of secondary lien(s) is $0.00. The subject loan amount is xx. Hence, LTV/CLTV is 108.00%. The current UPB is xx."
* Value used by lender not supported (Lvl 4) "The tape shows negative home equity. Appraisal shows xx. Lender error shows they used xx. Current UPB xx, 108%. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $2,966.00. However, CD dated xx reflects Points - Loan Discount Fee at $3,221.00. This is an increase in fee of $255.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.240% as the borrower’s income is $12,597.65 and total expenses are in the amount of $5,447.24 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 43.24%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58365416	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,420.51	04/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/31/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx
No active judgments or liens have been found.
The annual installments of utilities and combined taxes for 2022 have been paid in the total amount of $9,801.18.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/8/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 4/28/2023 in the amount of $1,234.88, which was applied for the due date of 5/1/2023. The current P&I is $1,234.88 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:
According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/8/2023, the borrower is current with the loan and the next due date is 6/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a sr. xx for 11 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance, originated on xx and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at +$558.25. This is an increase in fee of +$558.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx. Initial LE dated xx reflects lender credit at $4704.00, however, Revised CD dated xx. reflects Lender Credit at $0.00. This is decrease of $4704.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Subject loan is refinance, originated on xx and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.33%. The tape shows that an undisclosed monthly debt of $1,157 may push DTI to 69.16%. BWR defect, unable to calc ATR. The subject loan was originated on xx and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.33%, the Borrower income is $5,833.33 and total expenses are in the amount of $2,877.61 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.33%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73207172	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,689.44	$9,146.18	04/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/29/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the lender, xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2022/2023 have been paid on 12/12/2022 in the amount of $4,573.09 and on 4/10/2023 in the amount of $4,573.09. The first and second installments of county taxes for 2021-Supplemental are delinquent in the total amount of $1,689.44 until good through 5/31/2023.	According to the latest payment history as of 5/2/2023, the borrower is current with the loan, and the next due date is 5/1/2023. The last payment was received on 4/10/2023 in the amount of $4,025.84, which was applied to the due date of 4/1/2023. The unpaid principal balance is xx. The current P&I is $2,722.22 and the interest rate is 3.250%.	Collections Comments:The loan is currently performing, and the next due date is 5/1/2023. The last payment was received on 4/10/2023 in the amount of $4,025.84 which was applied to the due date of 4/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx for 244 months. The Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.26%. The tape shows BWR was not employed at the time of closing and now the revised DTI is 158.51%. Further details not provided. BWR defect, unable to calc ATR. The su bject loan was originated on xx, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx. Initial CD dated xx reflects lender credit at $2,476.98, however, Revised CD dated xx reflects Lender Credit at $600.48. This is decrease of $1,876.50 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1-year has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.266% as the borrower’s income is $8,299.44 and total expenses are in the amount of $3,756.84 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 45.27%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84519665	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,112.01	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.874%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Other	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	No	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/26/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the lender, xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2022 were paid on 11/30/2022 in the amount of $5,112.71. No prior year’s delinquent taxes have been found.	According to tape as of 5/2/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment received date is not available. The unpaid principal balance is xx. The current P&I is $2,468.30 and the interest rate is 2.874%.	Collections Comments:The loan is currently performing, and the next due date is 6/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx of digital marketing for 6 months. The Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.90%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal Fee at $525.00. However, CD dated xx reflects Appraisal Fee at $725.00.This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1-year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2343	Not Applicable
32191096	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,683.33	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	$53,921.58	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 05/26/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xxin favor of xx” The chain of the assignments has not been provided. However, the current assignment is with the original lender, xx However, it should be with xx” No active judgments or liens were found. The 2022 combined annual taxes have been paid in the amount of $3,566.85 on 10/11/2022. The 2022 city annual taxes have been paid in the amount of $1,116.48 on 11/30/2022 No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of 05/02/023, the borrower is current with the loan and next due date is 06/01/2023. The date of the last payment received is not available. The P&I as per payment history is the $998.51. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of 05/02/023, the borrower is current with the loan, and the next due date is 06/01/2023. The UPB is xx. As per the servicing comment dated 6/24/2021, the borrower’s income was impacted by Covid-19. As per comment dated 12/09/2020, the 3-month forbearance plan was provided to the borrower. The loan was modified on xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1060.24 an interest rate of 5.250% and a maturity date of xx. The P&I, as per payment history, is $998.51. However, there is a reduction in P&I with respect to note data. As per comment dated 07/12/2021, the executed modification was mailed to the borrower. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.55%. The tape shows an income miscalculation, and documentation for a monthly HOA fee of $342.67 on REO property was not documented. Further details not provided. Lender defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.558% as the borrower’s income is $4,575.79 and total expenses are in the amount of $2,267.66 and the loan was underwritten by DU xx and its recommendation is “approve/eligible” with a DTI of 49.56%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2311	Not Applicable
62600773	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,042.67	04/24/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.874%	360	360	xx	xx	$24,515.91	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/01/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
There is no chain of assignments as the subject mortgage is with original lender xx. However, it should be with xx.
No active judgments or liens found.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 05/02/2023, the borrower is current with the loan and the next due date is 06/01/2023. The last payment was received on 04/24/2023 in the amount of $850.43 which was applied for the due date of 05/01/2023. The current P&I is $850.43 and interest rate is 2.874%. The UPB is $xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of 05/02/2023, the borrower is current with the loan and the next due date is 06/01/2023. The UPB is $xx.
As per final application, the borrower has been working at xx as a sales associate for 7 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.05%. Tape shows an income misrepresentation and miscalculation as UW considered BWR income $10,000; however, review of post-close WVOE obtained shows BWR income only at $6,000. The recalculated income pushes the DTI to 71.89%. Lender defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $7,553.50 exceeds fees threshold of $6,030.05 over by +$1,523.45.  The following fees were included in the test:
Mortgage Broker Fee (Indirect) $4,100.00
Points - Loan Discount Fee paid by Borrower: $2,398.50
Underwriting Fee paid by Borrower: $1,055.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects points - loan discount fee at $1,681.00. However, the final CD dated xx reflects points - loan discount fee at $2,398.50. This is an increase in fee of $717.50 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx, and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $7,553.50 exceeds fees threshold of $6,030.05 over by +$1,523.45.  The following fees were included in the test:
Mortgage Broker Fee (Indirect) $4,100.00
Points - Loan Discount Fee paid by Borrower: $2,398.50
																																																																																																							Underwriting Fee paid by Borrower: $1,055.00."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33332337	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,702.66	04/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/31/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
There is no chain of assignments as the subject mortgage is with original lender xx. However, it should be with xx.
There is an active prior mortgage against the subject property in the amount of xx in favor of xx which was recorded on xx.
There is one IRS lien against the borrower in favor of State of xx in the amount of $1183.59 which was recorded on xx.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 05/02/2023, the borrower is current with the loan and the next due date is 05/01/2023. The last payment was received on 04/06/2023 in the amount of $1708.70 which was applied for the due date of 04/01/2023. The current P&I is $1708.70. The UPB is xx.

Collections Comments: The loan is currently performing. As per the review of payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The UPB is xx. As per the final application, the borrower has been working at the "xx as a teacher assistant for nine months. The loan was originated on xx and the Covid-19 attestation is located at xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.14%. The tape shows that BWR-2 was unemployed at the time of closing. The revised income of $4,705.24 pushes the DTI to 67.92%. BWR defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.141% as the borrower’s income is $6,704.81 and total expenses are in the amount of $3,160.69 and the loan was underwritten by DU xx and its recommendation is "approve/eligible" with a DTI of 47.14%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92553457	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,714.54	06/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/03/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of $xx on 12/15/2022.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 6/30/2023 in the amount of $xx (PITI) which was applied for the due date of 7/1/2023. The current P&I is $xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is $xx.
As per the final application, the borrower is self-employed. He has been the owner of “xx” for 4.3 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 45%. Tape shows the lender failed to document K-1, W2's and P&L statement for SE income used for qualification. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																						* Occupancy concerns - (Lvl 4) "Subject approved as second home but is NOO as BWR parents live in the subject property. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated xx is completed as "as is". However, appraiser noted some exterior deferred maintenance and estimated cost to cure is approximately $3,000.00. Final CD does not reflect an escrow holdback. 1004D is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.900% as the borrower income is $20,835.92 and total expenses are in the amount of $9,355.25 and the loan was underwritten by LP (Locator# xx_PG#550) and its recommendation is “accept” with a DTI of xx%."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97607536	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/7/2023, the subject mortgage was originated on xx in the amount of $xx in favor of "xx," which was recorded on xx.
There is no chain of assignment as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
The tax status is to follow.
As per the payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 6/30/2023 in the amount of $1,190.72 with an interest rate of 4.875%, which was applied for the due date of 8/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of 6/30/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 6/30/2023 in the amount of $1,190.72 with an interest rate of 4.875% which was applied for the due date of 8/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at "xx_pg#182".
As per the final 1003, the borrower has been working at “xx” as a “xx” for 93 months.
As per the latest collection comment dated 7/19/2023, the subject property was impacted by the disaster. Further details not provided. CCs do not show damages.”

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 46.765%. The tape shows an income miscalculation. Bonus income used for qualification is not supported, and the DTI is 50.57%. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the Vermont mortgage lender license prohibited fees test.
The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $1,687.50
Real Estate Commission (B) paid by Seller: $12,000.00
Settlement or Closing Fee paid by Borrower: $950.00
State Prebate Escrow paid by Borrower: $1,930.00
Tax Service Fee paid by Borrower: $68.00
Underwriting Fee paid by Borrower: $1,195.00."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx_PG#34", the subject property type is a xx. The final title policy and affidavit of affixation are missing. However, the manufactured home rider is attached to a recorded mortgage, which is available at "Ln#xx_pg#9" with VIN # xx A/B and shows the home is permanently affixed to the land."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.765% as the borrower income is $6,308.34 and total expenses are in the amount of $2,950.10 and the loan was underwritten by DU (Locator# xx Page #445) and its recommendation is “approve/eligible” with a DTI of 46.77%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17682029	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,732.22	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/02/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx for $584,250.00 which was recorded on xx.
The chain of assignments has not been provided as the mortgage is with the original lender xx.
No active judgments or liens have been found.
The county taxes for 2022-23 are paid in the amount of $1732.22.
No delinquent taxes have been found.
As per the review of payment history as of 07/14/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/03/2023 in the amount of $4211.90 (PITI) which was applied to the due date of 07/01/2023. The current P&I is $3047.72, the interest rate is 4.75%, and the UPB is $xx.

Collections Comments:The loan is currently performing. As per the PH as of 07/14/2023, the borrower is current with the loan and the next due date is 08/01/2023. The UPB is $xx.
The borrower has been working at “xx” as an xx since 2/18/2020. Seller's tape data shows that the borrower has switched the employment 3 times after the loan closing.
No evidence of foreclosure and bankruptcy has been found.
The collection comment dated 02/21/2023 states disaster impact. However, CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated xx is "subject to" as the residential units are required to have a smoke detector in the hallway/common area of the home as per the CA law. 1004D confirming the installation of a smoke detector is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.22%. The tape shows BWR was not employed at the time of closing and the revised DTI is 52.67%. Further details not provided. BWR defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.443% exceeds APR threshold of 5.260% over by +0.183%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee and Tax Service Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $150.00 and Tax Service Fee at $68.00. This is an increase in fees of $218.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.497% exceeds APR threshold of 5.260% over by +0.237%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.497% exceeds APR threshold of 5.260% over by +0.237%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.22% as the borrower’s income is $10,794.12 and total expenses are in the amount of $5,313.40 and the loan was underwritten by DU (Locator# xxPg#695) and its recommendation is “Approve/Eligible” with a DTI of 49.23%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85692653	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,584.54	07/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/27/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx
No chain of assignments has been provided. Currently, the mortgage is with lender "xx" However, it should be with "xx".
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	As per the payment history as of 7/14/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/7/2023 in the amount of $2,696.32 with an interest rate of 4.875% which was applied for the due date of 7/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of 7/14/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/7/2023 in the amount of $2,696.32 with an interest rate of 4.875% which was applied for the due date of 7/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per the final 1003, the borrower has been the owner of “xx” for 192 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.69%. Tape shows the DTI was greater than FNMA guidelines at the time of origination. The DU recommendation is 'Approve/Eligible' with a DTI of 49.69%. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Tax Service Fee. However, CD dated xx reflects Tax Service Fee at $65.00. This is an increase in fee of $65.00 for charges that cannot increase. Subject loan is purchase, originated on xx and the SOL of 1-year has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.69% as the borrower’s income is $9,942.08 and total expenses are in the amount of $4,940.41 and the loan was underwritten by DU (Locator# xx Page#286) and its recommendation is 'Approve/Eligible' with a DTI of 49.69%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65760292	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,834.30	06/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated 07/26/2023, the subject mortgage was originated on xx with the lender xx. in the amount of $xx which was recorded on xx.
The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of town taxes for 2024 are due in the amount of $1917.15.

As per the review of payment history as of 07/03/2023, the borrower is current with the loan and the next due date is 07/01/2023. The last payment was received on 06/15/2023 in the amount of $4021.47 which was applied for the due date of 06/01/2023. The current P&I is $3096.57 and PITI is $4021.47. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 07/03/2023, the borrower is current with the loan and the next due date is 07/01/2023. The UPB is $xx.
As per comment dated 07/08/2021, the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been working at xx as a xx for 82 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $xx a rate of interest of xx% and a maturity date of xx. The P&I as per payment history is $xx and the rate of interest is xx%. As per comment dated 07/08/2021, the modification approved. The comment dated 07/28/2022 shows the loan was modified. As per tape data, the Covid-19 deferral was completed on 07/09/2021 and the amount of $xx was added to UPB. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50%. Tape shows income miscalculation as income decreased from $5277 to $4071, and the revised DTI is 56%. Also, tape shows AUS as refer, but file shows final AUS as accept at 50%. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.731%, the borrower's income is $xx, and total expenses are in the amount of $xx. The loan was underwritten by LP (Locator# xx Pkg pg#155), and its recommendation is "Accept" with a DTI of 50%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23307512	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,104.99	$8,209.98	07/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/26/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx. No active judgments or liens have been found. The first and second installments of combined taxes for 2021 have been paid in the total amount of $8,311.62. The second installment of combined taxes for 2022 is due in the amount of $4,104.99. The first installment of combined taxes for 2022 is past due in the amount of $4,104.99.	According to payment history as of 7/10/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/1/2023 in the amount of $3,315.38 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $2,472.56 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 7/10/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB reflected as per the payment history is $xx. As per the final application, the borrower has been working at "xx" as an xx for 12.1 years. Unable to determine the current condition and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing DU/GUS/AUS	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49%. Tape shows the lender did not include the monthly installment debt of $666 and the DTI increased to 56%. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.61%, as the borrower’s income is $6,914.05 and total expenses are in the amount of $3,361.38 and the AUS report is missing from the loan documents. ."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan file."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82301559	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,903.60	07/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/27/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "MERS as nominee for xx."
The chain of assignments is incomplete. Currently, assignment is with the original lender, "xx" It should be "xx".
No active liens or judgments have been found against the borrower or property.
The county taxes for 2022 (1st installment) are paid off in the amount of $3,451.80.
The county taxes for 2022 (2nd installment) are due in the amount of $3,451.80.
No prior-year delinquent taxes have been found.
According to the payment history as of 7/19/2023, the borrower is current with the loan. The last payment was received on 7/13/2023, which was applied for the due date of 7/1/2023, and the next due date for payment is 8/1/2023. The P&I is $2,265.74, and the PITI is $3,112.06. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/19/2023, the borrower is current with the loan. The last payment was received on 7/13/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The current UPB is $xx.
The subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per the final application, the borrower has been working at "xx" as a xx for 55 months.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the loan was repurchased due to sales prices reported inaccurately and the use of dissimilar comparable sales due to site characteristics. The review of the appraisal report shows that the comparables selected are not from the subject neighborhood. The subject is closest in value, location, and style to Comp 3, which last sold for $xxK. Significant line adjusments across the comparables to arrive at an appraised value of the subject at $xx. Current UPB is $xx xx search shows an estimated value $xx for the subject. Elevated for client review."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.40% as the borrower’s income is $8,816.73 and total expenses are in the amount of $4,003.32 and the loan was underwritten by DU (Locator#xx Pkg_pg#134) and its recommendation is 'Approve/Eligible' with a DTI of 45.19%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41274373	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,979.33	06/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/27/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
There is no chain of assignment. Currently, the mortgage is with the lender, xx. However, it should be with xx.
No active liens and judgments have been found.
The second, third and fourth installments of county taxes in the combined amount of $2,979.33 for 2023 are due on 10/2/2023, 1/1/2024, and 3/4/2024, respectively.
The annual sewer charges are due in the amount of $40.00 for 9/30/2023.
No prior year's delinquent taxes have been found.	As per the payment history tape data as of 6/30/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/15/2023 in the amount of $2,677.39, which was applied for a due date of 6/1/2023. The current P&I is $2,107.79, and the interest rate is 4.125%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the payment history tape data as of 6/30/2023, the borrower is current with the loan. The next due date is 7/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per the final 1003, the borrower has been working at "xx" as a "xx" for 57 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows BWR did not meet the minimum borrower contribution limit of 5%. Total verified assets of $xx, which includes a gift of $39,000.00, satisfy the cash to close requirement of $579.31. However, BWR's contribution towards closing is less than 5%."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Rate Lock Fee. However, final CD dated xx reflects Rate Lock Fee at $3,204.49. This is an increase in fee of $3,204.49 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows xx PMI was rescinded on 6/xx/2023, and the revised FICO is xx."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final closing disclosure dated xx reflects cash to in the amount of $579.31."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
47321635	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$409.47	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/28/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx. There is no chain of assignments. Currently, the loan is with the original lender, MERS as a nominee for xx. However, it should be with xx. There is a prior mortgage active against the subject property in favor of xx in the amount of $xx which was recorded on xx. The first installments of combined taxes for 2022-2023 were paid in the amount of $3,054.56 on 01/10/2023. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found. The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	As per the review of payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $1,405.64 which was applied to the due date of 7/1/2023. The current P&I is $1,173.99 and the PITI is $1,405.64. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The UPB is $xx. As per the final application, the borrower has been working at xx as a xx for 1 year and 7 months. Previous employment details are not available. As per the comment dated 10/14/2021, Covid forbearance was active. Further details not provided. Covid-19 attestation is located at "xxPkg.pdf pg# 443". No foreclosure activity has been found. No details related to the bankruptcy have been found. The subject property is occupied by the owner. As per the comment dated 10/14/2021, the roof of the subject property was damaged due to the hurricane disaster. The date of loss is 8/29/2021, and the loss amount is $xx. As per the comment dated 05/08/2023, 96% of the repairs are complete. All structural repairs have been completed. As per comment dated 06/02/2023, the borrower is requesting the final draw in the amount of $17,000.00. As per comment dated 06/07/2023, all funds are released with final inspection results on file. No evidence has been found regarding whether all repairs have been completed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the loan was repurchased due to an unacceptable appraisal. The comparables selected are not from the subject neighborhood, and the subject is superior in lot size, GLA, and additional amenities. The subject's appraised value of $xx is not supported. xx search shows an estimated value $xx for the subject. The current UPB is $xx. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per the photo addendum and improvement section, there is a deferred maintenance observation. Some carpet stains were noted. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test. This loan contains an initial closing disclosure receipt date of xx which is same as the revised loan estimate delivery date of xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test (prior to consummation). The revised loan estimate delivery date of xx is the same as the initial closing disclosure delivery date of xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test due to the disclosed finance charge disclosed on the final CD as $44,217.00. The calculated finance charge is $44,292.00 for an under-disclosed amount of -$75.00. The reason for the finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a refinance case that originated on xx, and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 3)     "ROR is not hand-dated by the all borrowers."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. According to the appraisal report dated xx, the subject property type is a "xx." Short-form policy does not incorporate the Alta 7 endorsement with it. The VIN# xx and xx are mentioned in the subject mortgage's legal description. As per the immobilization of the manufactured home located at Ln#xx Pg#19, the manufactured home is permanently affixed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55693463	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,008.84	06/22/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/27/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. for the amount of $xx. The chain of assignments has not been completed. Currently, the assignment is with the original lender, xx. However, it should be with xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2022 were paid on 11/30/2022 in the total amount of $2,008.84. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/30/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 6/22/2023 in the amount of $2,093.05 which was applied to the due date of 7/1/2023. The unpaid principal balance is $xx. The current P&I is $1,766.84 and the interest rate is 3.375%.	Collections Comments:The loan is currently performing, and the next due date is 8/1/2023. The last payment was received on 6/22/2023 in the amount of $2,093.05 which was applied to the due date of 7/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 2/1/2022, there is a payment dispute. As per the comment dated 7/12/2021, the reason for default is excessive obligation. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx" as a xx for 25 months. The Covid-19 attestation is located at "xxPkg Pg#114."
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.72%. Tape shows the lender did not verify BWR's employer and income. DTI is 43.25%. Per WVOE, BWR is actively employed. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88753202	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,856.00	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "MERS as nominee for xx".
The chain of assignments is incomplete. Currently, the assignment is with an original lender, "MERS as nominee for xx". It should be xx."
No active judgments or liens were found.
The annual county taxes for 2022 were paid off in the amount of $1,856.00.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $4,507.01 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is in the amount of $3,959.98 with an interest rate of 5.990%. The current UPB is $xx.	Collections Comments:Currently, the loan is performing
According to the payment history as of 7/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the seller's tape data, the property's occupancy is stated as owner-occupied.
As per the final application, the borrower has been the owner of "xx" for 5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Transfer Taxes at $3,283.00. However, CD dated xx reflects Transfer Taxes at $3,333.00. This is an increase in fee of $50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The subject was approved at 43.30%. Tape shows AUS approved with 1 year tax returns. File shows 2 years tax returns and no income problems. BWR has $xxK verified assets, xx credit score, 5 years SE."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
81111890	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Not Applicable	Not Applicable	First	$0.00	$1,630.60	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/11/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of "xx." The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx." No active judgments or liens were found. The 1st and 2nd installments of county taxes for the year 2022-2023 have been paid in the total amount of $1,712.13 on 02/03/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/31/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on 07/31/2023 in the amount of $6,992.51 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $6,939.30 with an interest rate of 7.125%. The current UPB is reflected in the PH for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/31/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The current UPB is reflected in the PH for the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx, has been self-employed for 12 years.
The reason for the default is not available.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The subject is NOO. The tape shows the subject is a multi-unit with an unfinished kitchen and wall that was not completed at close. The BWR did more work after closing, and the note is aged. The appraisal report dated xx is "as is", but there are some functional issues noted in the addendum page that restore the wall and kitchen space to their original state. Appraiser notes the cost to cure is $5K. Review of appraisal shows a greater amount is required as there is no kitchen in Unit B and the wall is not restored. The 1004D report is missing from the loan documents. The final CD does not reflect any escrow holdback. Elevated for client review. xx search shows an estimated value of $xx. Current UPB is $xx."	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $xx and annual payments (debt service) are $xx. DSCR ratio is 0.60."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
70857807	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,557.50	05/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.209%	360	360	xx	xx	$268,101.72	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/26/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided. The mortgage is with the original lender xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/9/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/1/2023 in the amount of $2,263.16 (PITI), which includes a P&I of $1,627.93 which was applied to the due date of 5/1/2023. The current rate of interest is 3.209%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/9/2023, the borrower is current with the loan and the next due date is 6/1/2023. The current UPB is $xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. According to the appraisal report at origination, dated xx, the condition of the property is C4. However, the appraisal is made "as is." CCs in the file do not show any damage. As per the final application, the borrower has been working at "xx" as an "or xx I" for 302 months. The loan was originated on xx, and the Covid-19 attestation is located at "xx Pg#351".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Amount of title insurance is less than mortgage amount (Lvl 3) "As per the short form title policy, the amount of insurance is $xx which is less than the original loan amount of $xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.59%. The tape shows undisclosed debt opened at closing, which may push DTI to 71.94%. Borrower defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.594% as the borrower’s income is $6,083.43 and total expenses are in the amount of $2,712.82 and the loan was underwritten by DU (Locator# xx Page #655) and its recommendation is “approve/eligible” with a DTI of 44.59%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79746038	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,604.48	04/27/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/26/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/9/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 4/27/2023 in the amount of $2,140.59 (PITI), which includes a P&I of $1,685.10 which was applied to the due date of 5/1/2023. The current rate of interest is 4.625%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/9/2023, the borrower is current with the loan, and the next due date is 6/1/2023. The current UPB is $xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found. As per the final application, the borrower has been the owner of xx, for 106 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.16 DTI. The tape shows the borrower’s SE and rental income were overstated, and the PITI of the rental properties was miscalculated, which may push the DTI higher. Further details were not provided. Lender defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL is active."
* Property Marketability Issues (Lvl 4) "The tape shows the subject project does not comply with the condominium project eligibility requirements. The review of the condo project documents revealed a special assessment and structural issue with the garage; however, the supporting documentation is missing for the special assessment and structural issue determination. Further details not provided. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the discount fee test due to fees charged $6,593.98 exceeds fees threshold of $3,277.50 over by +$3,316.48. The loan has an origination fee that is greater than 1% of the principal."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $15,607.11 Exceeds Fees threshold of $9,568.13 Over by +$6,038.98.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $9,013.13
Points - Loan Discount Fee paid by Borrower: $5,538.98
Underwriting Fee paid by Borrower: $1,055.00

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $15,607.11 Exceeds Fees threshold of $9,568.13 Over by +$6,038.98.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $9,013.13
Points - Loan Discount Fee paid by Borrower: $5,538.98
Underwriting Fee paid by Borrower: $1,055.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the SOL is 1-year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects the Points - Loan Discount Fee at $2,684.00 and does not reflect the HoA/Planned Unit Dev/Condo fee. However, the CD dated xx reflects Points-Loan Discount Fee at $5,538.98 and the HoA/Planned Unit Dev/Condo Fee at $360.90. This is an increase in fee of +$3,215.88 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the SOL is 1-year."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.16%, the borrower’s income is $8,675.25 and total expenses are in the amount of $3,744.60 and the loan was underwritten by LP (Locator# xx_Page #843) and its recommendation is Accept with a DTI of 43.00%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
50161297	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,837.23	04/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	xx	Unavailable	Unavailable	Unavailable	Financial Hardship	The review of the updated title report dated 05/29/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided. However, the mortgage is with the lender “MERS as nominee for xx”.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The last payment was received on 4/13/2023 in the amount of $2,025.39 (PITI), which includes a P&I of $1,292.05 which was applied to the due date of 4/1/2023. The current rate of interest is 4.50%. The current UPB is $xx and the deferred balance is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/2/2023, the borrower is current with the loan, and the next due date is 5/1/2023. The current UPB is $xx and the deferred balance is $xx. As per the comment dated 6/23/2021, the borrower’s income was impacted by Covid-19. The borrower was approved for the FB plan several times, which ran from 7/1/2021 to 9/1/2021. As per the comment dated 9/16/2021, the borrower was approved for the deferral plan. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. As per the comment dated 7/6/2021, the subject property was occupied by the owner. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the collection comment dated 9/16/2021, borrower was approved for the deferral plan and loss mitigation changes are complete. As per PH there is a non cash balance adjustment in the amount of $30,498.47 on 6/7/2022. Further details not found in the CCs. Tape data also shows loan has been modified. However, an executed copy of such loan modification agreement is missing from the loan file.	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject closed as OO. xx search shows property is listed for rent and considered NOO. Elevated for client review."
																																																																																																						* Property is Commercial Prop (Lvl 4) "The tape shows that the subject condominium project is not eligible because there are excessive commercial amenities, and as per the tape, the subject is a condotel. The appraisal report is not available in the loan documents as the loan closed without an appraisal, i.e., PIW. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41717531	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,696.35	05/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.217%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/31/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of $xx in favor of MERS as nominee for xx. The chain of assignments has been completed. However, the current assignment is with an original lender, "MERS as nominee for xx." There is one IRS lien open against the borrower in the amount of $136,936.24 which was recorded on xx in favor of xx. Combined taxes for 2022 have been paid in the amount of $747.59. School taxes for 2022 have been paid in the amount of $947.76. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/3/2023, the loan is performing. The last payment was received in the amount of $1,170.18 on 5/3/2023 which was applied for the due date of 5/1/2023. The next due date is 6/1/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 3.217%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history as of 5/3/2023, the loan is performing. The last payment was received in the amount of $1,170.18 on 5/3/2023. The next due date is 6/1/2023. The current UPB as of the date reflected in the provided payment history is $xx. No information has been found regarding the forbearance plan. As per the appraisal report dated xx located at "xx Page#359," there is a crack in the outside wall of the property. However, there is no evidence to confirm the exact cost or current status of repairs. As per the comment dated 2/1/2023, the subject property is owner-occupied. The collection comment dated 3/22/2023 states that the reason for default is curtailment of income. The loan was originated on xx and the Covid-19 attestation document is available in the loan file located at (xx Page# 549 & 550). As per 1003, the borrower has been working at "xx" as a "xx' compensation PI" for 169 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the property is ineligible due to safety, soundness, and structural integrity. The appraisal report is completed as is; however, the appraiser's comment in the addendum shows that xx Texas has customary settlement throughout the area, and the photo addendum page shows that the subject property has customary settlement, i.e., the exterior wall is cracked, and the lender should proceed with a structural inspection based on their risk management needs. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,435.00 Exceeds Fees threshold of $8,051.23 Over by +$383.77. The below fees were included in the test: Appraisal Fee paid by Borrower: $630.00 Mortgage Broker Fee (Indirect) $6,750.00 Underwriting Fee paid by Borrower: $1,055.00 Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $8,435.00 Exceeds Fees threshold of $8,051.23 Over by +$383.77. The below fees were included in the test: Appraisal Fee paid by Borrower: $630.00 Mortgage Broker Fee (Indirect) $6,750.00 Underwriting Fee paid by Borrower: $1,055.00"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	Not Applicable
62617651	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,845.28	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/30/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx .
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is a junior mortgage that was originated on xx  and recorded on xx with the lender xx  for the amount of xx .
The first and second installments of county taxes for xx have been paid in the amount of xx .
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,963.18 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx. The current P&I is $2,389.04 and the interest rate is 2.250%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,963.18 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx . The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 3/6/2023, the subject property was impacted by a natural disaster. No comment pertaining to the damage to the subject property has been observed.
Employment details are not available.
The Covid-19 attestation is located at xx .

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet the seasoning period requirement of 210 days, but the VA allowed the loan to be guaranteed. NOVA signed a hold harmless. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79132866	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,442.21	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/31/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx .
The chain of the assignments has not been provided as the subject mortgage is with the original lender xx .
No active judgments or liens have been found.
The county taxes for xx have been paid in the total amount of xx .
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/5/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/5/2023 in the amount of $943.55 (PITI) and was applied to the due date of 9/1/2023. The monthly P&I is $716.46, and the interest rate is 2.75%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/5/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is xx .
No record of post-closing bankruptcy filed by the borrower has been found.
No foreclosure activity has been found in the loan file.
As per the final application, the borrower has been working at xx  as a xx of xx for 2.11 years.
The Covid-19 attestation is located at xx .

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was funded on xx with an expired credit report dated xx but VA agreed to guarantee the loan and xx signed a hold harmless agreement."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on 10/xx/2020 and the SOL of 1 year has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Final 442/CIR Fee. However, final CD dated xx reflects Final 442/CIR Fee at $150.00. This is an increase in fee of +$150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
15159816	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,136.54	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	$74,381.50	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx The chain of the assignments has not been provided. However, the current assignment is with the original lender xx
No active judgments and liens have been found.
The 1st and 2nd installments of county taxes for xx have been paid in the total amount of xx No prior year’s delinquent taxes have been found.
The required payment history is missing from the loan file. As per the payment history tape data as of 7/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last transaction details are not available. The monthly P&I is $1,862.35 and the rate of interest is 5.50%. The current UPB is reflected as per the CC as of 9/25/2023 at xx	Collections Comments:The current status of the loan is performing.
As per the payment history tape data as of 7/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is reflected as per the CC as of 9/25/2023 is xx .
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property has been found.
As per the final 1003, the borrower has been the owner of xx 96 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows Freddie will not accept loans originated using ACE (automated collateral evaluation) and PDR (property data report). The subject loan was closed with PIW. However, the PIW disclosure signed by the borrower is missing from the loan documents. The appraised value is xx xx search shows the subject valued at xx Current UPB is xx."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx. Notary's signature date on the mortgage/deed of trust is xx Note date is xx."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
20906194	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/31/2023 shows that the subject mortgage was originated on xx and recorded on xxin the amount of xxin favor of xxThe chain of assignments has not been provided. However, the current assignment is with the original lender xx.
No active judgments or liens have been found.
The annual county taxes for xx are exempt for xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xxthe borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of 5.625% which was applied for the due date of 10/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/14/2023, the borrower is current with the loan. The next due date is 11/1/2023. The last payment was received on 9/11/2023 in the amount of $732.16 with an interest rate of 5.625% which was applied for the due date of 10/1/2023. The current UPB is xx.
No evidence has been found regarding bankruptcy and foreclosure.
As per the final application, previously, the borrower was working at xx2 for the period xx. Currently, the borrower has been working at xx for 10 months.
The appraisal report dated 6/7/2022 is subject to required inspection based on the extraordinary assumption due to the IBTS and foundation certificate. The improvement section of appraisal shows there was some deferred maintenance noted. However, the appraisal report does not reflect the cost to complete the repair. The final CD reflects the escrow holdback in the amount of $2,255.00. However, the 1004D is missing from the loan file. Also, the comment history is missing since origination. Unable to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated xx is subject to required inspection based on the extraordinary assumption due to the IBTS and foundation certificate. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD reflects the escrow holdback in the amount of $2,255.00."
* Assets do not meet guidelines (Lvl 3)     "Tape shows the loan is uninsurable by FHA due to assets not being sourced correctly. The review of DU and bank statements reveals total verified assets of $xx, which satisfy the cash to close requirement of $14,085.98."
* Hazard Insurance (Lvl 3)     "The dwelling coverage amount of $63,000.00 does not cover the loan amount of xx."
* Loan has escrow holdback. No proof it was released (Lvl 3)     "The final CD dated 8/xx/2022 reflects an escrow holdback in the amount of $2,255.00. 1004D is missing from the loan documents. However, proof of the release of the escrow holdback is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect the lock extension fee. However, the final CD dated xx reflects a lock extension fee at $89.00. This is an increase in fee of $89.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land.
																																																																																																								As per the appraisal report located at xx the subject property type is manufactured housing. The VIN# is not available in the legal description of recorded mortgage. However, the ALTA-7 endorsement is attached with the final title policy. The manufactured home rider is available at xx Also, the affidavit of affixation recorded on xx located at xx shows xx and the home is permanently affixed to the land."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93650311	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$691.70	08/21/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/31/2023, shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active liens and judgments have been found.
The annual county taxes for xx are due in the total amount of $691.7 for xx  and xx respectively.
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/18/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on 8/21/2023 in the amount of $1,186.65 with an interest rate of 3.625% which was applied for the due date of 9/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/18/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on 8/21/2023 in the amount of $1,186.65 with an interest rate of 3.625% which was applied for the due date of 9/1/2023. The current UPB is xx.
No evidence has been found regarding bankruptcy and foreclosure.
The Covid-19 attestation is available at “xx”.
As per the final application, the borrower has been working at “xx” as a xx for 302 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Mortgage Insurance	XX	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows that the property is unacceptable, and as a result, the loan is uninsurable by the FHA. Review of the appraisal report shows that the comps selected are dissimilar in terms of design style, quality of construction, age, room count, and GLA. Also, the additional amenities and upgrades done to the subject and the comps are not similar. The sales price of the comps selected does not bracket the subject property. Comp #3, with a sales price of xx, is closest to the subject property, valued at xx. A xx search shows the estimated value at xx. Current UPB is xx."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.705% exceeds APR threshold of 4.530% over by +0.175%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.26% as the borrower’s income is $7,056.65 and total expenses are in the amount of $3,900.01 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 55.26%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
1804340	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,917.49	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	360	xx	xx	$75,828.52	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with original lender “xx”.
No active judgments or liens were found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/14/2023, the borrower is current with the loan. The last payment was received on 9/8/2023, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $1,019.47 and PITI is $2,492.46. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/14/2023, the borrower is current with the loan. The last payment was received on 9/8/2023, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per 1003, the borrower has been receiving income from “Defined Contribution Plan”.
The loan was originated on xx and the Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.69% as the borrower’s income is $3,000.00 and total expenses are in the amount of $1,520.98 and the loan was underwritten by DU xx and its recommendation is Refer/Eligible with a DTI of 50.55%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance ease delivery and timing test for revised closing disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflects lock extension fee. However, CD dated xx reflects lock extension fee at $126.91. This is an increase in fee of $126.91 for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test. The subject loan is a refinance, originated on xx and the SOL of 3 year is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not meet the VA reserve requirement and is not insurable due to available reserves (residual income) of $831.65 does not meet the minimum requirement of $990, but the VA allowed the loan to be guaranteed. NOVA signed a hold harmless. Further details not provided."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing. Loan funded on xx. Hazard policy on file reflects an effective date of xx and an expiration date of xx which is located at xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8160745	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,474.98	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of the assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active liens and judgments have been found.
The first and second installments of county taxes for xx have been paid in the total amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/14/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $3,000.00 (PITI) which includes a P&I of $2,006.79, which was applied to the due date of 9/1/2023. The current rate of interest is 2.250% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/14/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is xx
As per the seller’s tape data, the prior foreclosure was reported by the creditor. However, no foreclosure activity has been found in the loan file after the loan closing.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been found.
As per final 1003, the borrower xx started working at xx as a xx for the period xx to xx and later started working at xx However, the employment term is the same as the previous employment term. Currently, the borrower has been working at xx as an xx for 12 months.
The COVID-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The loan does not meet the seasoning period requirement for prior foreclosure history, which the lender failed to identify. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD dated xx reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
82212068	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$808.22	08/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx, shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided. However, the current assignment is with original lender “MERS as nominee for xx”.

There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx which was originated on xx and recorded on xx.
The first and second installments of county taxes for xx are due total in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/14/2023, the borrower is current with the loan. The last payment was received on 8/17/2023, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,019.89 and PITI is $1,159.00. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/14/2023, the borrower is current with the loan. The last payment was received on 8/17/2023, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,019.89 and PITI is $1,159.00. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a xx for 104 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows the FHA loan was uninsured due to insufficient assets. The review of bank statements shows total verified assets of xx does not satisfy the cash to close requirement of xx ."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.299% exceeds APR threshold of 4.780% over by +0.519%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM safe harbor test threshold test due to APR calculated 5.599% exceeds APR threshold of 5.273% over by +0.326%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect appraisal fee $475.00. However, CD dated xx reflects appraisal fee at xx This is an increase in fee of $195.00 for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.599% exceeds APR threshold of 4.780% over by+0.819%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
52521923	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$676.02	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There are three hospital/medical liens against the borrower in favor of xx and xx, which were recorded on different dates in the total amount of xx.
There is one UCC finance statement against the borrower in favor of “xx”, which was recorded on xx. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for xx are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/14/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $1,439.02 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $1,280.42 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/14/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at xx as an alarm xx for 3.6 years.
Covid-19 attestation is available in the loan file, which is located at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows loan is uninsurable by FHA due to UW allowed cash on hand. DU reflects total verified assets of $xx, which does not satisfy the cash to close requirement of $18,129.68."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/xx/2021 does not reflect points - loan discount fee and final 442/CIR fee. However, CD dated xx reflects points - loan discount fee at +$344.23 and final 442/CIR at +$150.00 This is an increase in fee of $494.23 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.281% as the borrower’s income is $4,411.59 and total expenses are in the amount of $2,129.98 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 48.281%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76788733	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,311.00	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of the assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active liens and judgments have been found.
The first and second installments of county taxes for xx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/18/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,571.47 (PITI) which includes a P&I of $2,232.61, which was applied to the due date of 9/1/2023. The current rate of interest is 3.250% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/18/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been found.
As per final 1003, the borrower has been working at xx. as a xx for 38 months.
The COVID-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows reserve issue with the condo project. The condo questionnaire reflects a total operating cost of $27,735 that is more than the anticipated reserve balance of $8,147. Further details not found. Appraisal report is "as is", and the subject is valued at xx. xx search shows subject valued at xx. Current UPB is xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
45275126	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,336.12	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
There are two prior state tax liens active against the borrower in favor of xx in the amount of xx. Both were recorded of different dates.
There is one state tax lien active against the borrower in favor of xx in the amount of xx which was recorded on xx.
1st and 2nd half county taxes for xx are due in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,012.06 which was applied for the due date of 9/1/2023. The current P&I is $1,957.39 and PITI is $2,012.06. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx.
As per final 1003, the borrower has been owner of xx for 6 years and 6 months.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,723.68 exceeds fees threshold of $9,040.32 over by +$683.36.
The below fees were included in the test:
Mortgage Insurance Premium paid by Borrower: $0.68
Mortgage Insurance Premium $3,075.00
Points - Loan Discount Fee paid by Borrower: $5,149.00
Processing Fee paid by Borrower: $1,499.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,723.68 exceeds fees threshold of $9,040.32 over by +$683.36.
The below fees were included in the test:
Mortgage Insurance Premium paid by Borrower: $0.68
Mortgage Insurance Premium $3,075.00
Points - Loan Discount Fee paid by Borrower: $5,149.00
Processing Fee paid by Borrower: $1,499.00"
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 45.15%. The tape shows the investor disagreed with income calculations. File review shows BWR is qualified using SE income from two businesses and child support income. BWR SE 6 years, $67K assets, $1877 residual income. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.
The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2022 reflects points - loan discount fee at $3,273.00. However, CD dated xx reflects points - loan discount fee at $5,149.00. This is an increase in fee of $1,876.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 06/xx/2022 reflects the sum of Section C fees and Recording fee at $2,884.00. However, CD dated xx reflects the sum of Section C and Recording fee at $3,068.00. This is a cumulative increase of $24.30 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.15%, as the borrower’s income is $5,267.71 and total expenses are in the amount of $2,378.46, and the loan was underwritten by LP xx and its recommendation is "Accept" with a DTI of 45.00%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92640121	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,489.92	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/31/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the amount of $1,489.92.
The water/sewer taxes are delinquent on 9/15/2023 in the amount of $598.98.

According to the latest payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,175.17 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx. The current P&I is $1,629.70 and the interest rate is 2.490%.	Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,175.17 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 50 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the comps used did not support the property value. The review of the appraisal report shows that the comps selected are superior in terms of lot size, age, bathroom count, quality of construction, GLA, and upgrades done to the subject property. Comp #3 with a sales price of xx, is closest to the subject property, valued at xx A xx search shows an estimated value of xx. Current UPB xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80530499	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,339.10	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”
The chain of the assignments has not been provided as the subject mortgage is with the original lender “xx”.
No active judgments or liens have been found.
The county taxes for 2023/2024 have been due in the total amount of $4002.06 on 10/12/2023, and 1/11/2024. The utility charges are due on 11/30/2023 in the amount of $178.77.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/15/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $3743.70 (PITI) and was applied to the due date of 9/1/2023. The monthly P&I is $3319.86, and the interest rate is 4.75%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/15/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No foreclosure activity has been found in the loan file.
As per the final 1003, the borrower is retired from work and has been on pension and VA Benefits with a total monthly income of xx The co-borrower has been working at xx as a xx services for 2.6 years.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable because the BWR does not have VA entitlement. Further details not found."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.608% as the borrower’s income is $36,529.00 and total expenses are in the amount of $18,486.75. The loan was underwritten by DU xx and its recommendation is "Approve/Eligible" with a DTI of 50.61%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48156383	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,667.40	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	$90,012.70	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/30/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "MERS as nominee for xx.
The chain of assignments has not been provided. However, the current assignment is with the original lender, xx.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/18/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/5/2023 in the amount of $2,698.81 (PITI) which includes a P&I of $2,696.81, which was applied to the due date of 9/1/2023. The current rate of interest is 2.875% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/18/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been found.
As per the final 1003, both borrowers have been receiving income from VA benefits non-educational and Social Security.
The COVID-19 attestation is located at “xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.273% as the borrower’s income is $8,952.32 and total expenses are in the amount of $4,052.97. The AUS report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test (no waiting period required) due to the revised closing disclosure #1 dated xx . The document tracker is missing, and 3 business days were added to get the receipt date of xx which is after the consummation date of xx
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan does not meet the seasoning period requirement of 210 days, but the VA allowed the loan to be guaranteed. NOVA signed a hold harmless. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
27848804	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,982.52	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are due in the total amount of $1,982.52.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/14/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $1,653.99 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $1,497.95 with an interest rate of 3.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/14/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower, xx is self-employed. He has been the construction estimator at "xx", for 25.10 years. The co-borrower, xx has been working at xx as a xx for 13 years.
Covid-19 attestation is available in the loan file, which is located at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as second home but is NOO as BWR rented property. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from the initial application date xx Subject loan is purchase case, originated on xx and 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.62%, as the borrowers' income is $12,510.78 and total expenses are in the amount of $5,457.60 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 43.62%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
69336261	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,464.34	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,225.23	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,779.13	03/01/2017	Financial Hardship	According to the updated title report dated 08/29/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The chain of assignment has been completed. Currently, the loan is with xx.
No active judgments or liens have been found.
The first installments of county taxes for 2023 have been paid in the amount of $1,732.17 on 07/17/2023.
The second installment of county taxes for 2023 is due in the amount of $1,732.17.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/17/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/2/2023 in the amount of $2,201.87 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $1,779.13 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/17/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is xx.
The modification agreement was signed between the borrower xx and lender xx on xx.
The loan was originated on xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower xx and lender xx on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay $1,779.13 monthly with a modified interest rate of 4.125% beginning on 3/1/2017 with a maturity date of xx. The loan has been modified once since origination.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The CE Risk indicator is "Elevated” due to failure of GSE Seller Paid Points and Fees Exception Test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84193405	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,434.86	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,610.00	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	No	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,750.80	06/01/2016	Financial Hardship	According to the updated title report dated 08/30/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. The chain of assignments is complete. Currently, the loan is with the lender, xx. No active judgments or liens have been found. 2nd half county taxes for 2023 are due on 12/5/2023 in the amount of $1,434.83. No prior year's delinquent taxes have been found.	As per the review of payment history as of 8/23/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 7/31/2023 in the amount of $2,277.97 which was applied for the due date of 7/1/2023. The current P&I is $1,750.80 and PITI is $2,277.97. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/23/2023, the borrower is current with the loan and next due date is 8/1/2023. The UPB is xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx. The borrower promises to pay $1,750.80 monthly with a modified interest rate of 4.750% beginning on 6/1/2016 with a maturity date of xx.

Affiliated Business Disclosure Missing Required State Disclosures	XX	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is elevated due to failure of Seller paid points and fees test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia. The following state disclosures are missing from the loan file;
1) VA Application Disclosure
2) Choice of Settlement Agent Disclosure
3) Copy of Appraisal or Statement of Appraised Value."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states that if the index is no longer available, the note holder will choose a new index that is based on comparable information. The noteholder will give notice of this choice."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
14832767	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,765.19	08/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,445.31	xx	5.625%	360	360	xx	xx	$190,485.64	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	No	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	xx	xx	$3,422.00	02/01/2016	Financial Hardship	As per review of the updated title report dated 8/29/2013 the subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx.
The chain of assignments is incomplete. The loan is currently assigned with xx. It should be with xx.
There is a junior mortgage originated on xx in the amount of xx with MERS as nominee for xx, and it was recorded on xx.
No active judgments or liens found.
The first half of the county taxes for 2023/2024 are due on 9/30/2023 in the amount of $4,882.61.
The second half of the county taxes for 2023/2024 are due on 12/31/2023 in the amount of $4,882.58.
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of 8/18/2023, the borrower is current with the loan and the next due date of payment is 8/1/2023. The last payment was received on 8/18/2023 in the amount of $4,250.75 which applied for 7/1/2023. The current P&I is $3,422.00 with an interest rate of 4.750%. The UPB as of the date mentioned in the updated payment history is $xx and deferred balance (mod) is xx.	Collections Comments:The loan is performing. According to the review of the updated payment history as of 8/18/2023, the borrower is current with the loan and the next due date of payment is 8/1/2023. The UPB as of the date mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the comment dated 9/12/2022 the borrower's income has been impacted by Covid-19. FB plans ran and were extended several times from 9/12/2022. Tape data shows FB amount as $40,559.22. The reason for the default is not available in the latest collection comments. The property is owner-occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and lender on the effective date of xx The borrower agreed to pay the UPB of xx with a 4.750% interest rate, with P&I $3,422.00, and a fixed amortized type for the period starting on 2/1/2016 and ending on 1/1/2051. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date of 1/1/2051. The UPB that has been amortized is xx as an interest-bearing amount.	Affiliated Business Disclosure Missing Required State Disclosures	XX	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maryland. The following state disclosures are missing from the loan file;
1. Affidavit of Consideration.
2. Affidavit of Disbursement.
3. First Time Buyers Affidavit.
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
5. Balloon Payment.
6. No Escrow Account.
7. Mandatory Binding Arbitration Disclosures.
8. Home Buyer Education and Counseling Disclosure."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states that if the index is no longer available, the noteholder will choose a new index that is based on comparable information. The noteholder will give notice of this choice."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
2913866	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,105.20	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.875%	480	480	xx	xx	$18,092.70	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated 08/30/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx.
There is one prior mortgage against the subject property in favor of xx in the amount of xx, which was recorded on xx. However, as per the subordination agreement dated xx, this prior mortgage was subordinated.
There are two UCC financing statements in favor of xx totaling xx which were recorded on xx & xx.
The second installment of county taxes for 2023 is due in the amount of xx.

As per the review of payment history as of 08/17/2023, the borrower is currently delinquent with the loan for 1 month and the next due date is 07/01/2023. The last payment was received on 07/31/2023 in the amount of $2613.50 which was applied for the due date of 06/01/2023. The current P&I is $1775.76 and interest rate is 4.880%. The UPB is xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of 08/17/2023, the borrower is currently delinquent with the loan for 1 month and the next due date is 07/01/2023. The UPB is xx.
The reason for default is the death of a family member.
As per the document located at xx, a 3-month pandemic deferral plan was provided to the borrower. Tape shows the forbearance balance in the amount of $5,328.90.
The post-closing details regarding the foreclosure have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed for bankruptcy under chapter-7 with the xx on xx. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The debtor and joint debtor were discharged on xx. The case was terminated on xx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	XX	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Virginia. The following state disclosures are missing from the loan file;
1. Copy of Appraisal or Statement of Appraised Value"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower, but it is printed."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63303634	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,089.54	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,503.13	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$2,361.66	09/01/2017	Financial Hardship	According to the updated title report dated 8/29/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx. for the amount of xx.
The chain of assignments has not been completed. Currently, the assignment is with xx recorded on xx. However, it should be with xx.

There is a credit card judgment against the borrower in favor of xx for the amount of xx recorded on xx
The first installments of county taxes for 2023/2024 have been paid on 7/25/2023 in the amount of $2,101.10.
The second installment of county taxes for 2023/2024 is due on 12/31/2023 in the amount of $1,970.76.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/22/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/14/2023 in the amount of $2,809.71 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The current P&I is $2,360.08 and the interest rate is not available.

Collections Comments:The loan is currently in bankruptcy, and the next due date is 9/1/2023. The last payment was received on 8/14/2023 in the amount of $2,809.71 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower xx filed for bankruptcy under Chapter 13 with case# xx on xx. The date of the last filing is xx. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed for bankruptcy under Chapter 13 with case# xx on xx. The POC was filed by the creditor xx on xx, with the claim amount of xx and the arrearage amount of xx. However, the POC bar was dated xx. The chapter 13 plan was filed on xx. The amended chapter 13 plan was xx and the plan was confirmed on xx. The debtor has promised to pay the trustee in the amount of xx for 2 months and xx for 58 months. The schedule D of the voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $259.00. The MFR was filed on xx. The notice of mortgage payment change was filed on xx. The notice of creditor change of address was filed on xx. The date of last filing is xx.	The modification agreement was made on xx between the borrower xx and the lender xx. As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of $2,361.66 and interest rate of 5.375% beginning on 9/1/2017 until the maturity date of xx. The borrower made the payment through Notice of payment change, which is located at “Notice of Payment Change”.

Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states that if the index is no longer available, the note holder will choose a new index that is based on comparable information.  The note holder will give notice of this choice."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52087759	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,080.95	$8,299.59	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/29/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of combined taxes for 2023 have been paid in the amount of $4,137.70
The fourth installment of combined taxes for 2023 is due on 11/1/2023 in the amount of $2,080.94.
The third installment of combined taxes for 2023 is delinquent on 8/1/2023 in the amount of $2,080.95, which is good through 8/29/2023.
According to the latest payment history as of 8/22/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/2/2023 in the amount of $2,737.21 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The current P&I is $1,920.93 and the interest rate is 6.625%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/2/2023 in the amount of $2,737.21 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an imam for 120 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.52%. Tape shows that BWR is SE but lender did not verify BWR business, payroll deposits. Further details not provided. Lender defect. The subject loan originated on 1/30/2023, and the 3-year SOL is active."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The below fees were included in the test:
MERS Registration Fee paid by Borrower: $24.95
Title - Tax Cert Fee paid by Borrower: $35.00
Title CPL Fee paid by Borrower: $75.00"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66550421	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$768.00	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	$137,411.79	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/30/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on 9/27/2022 in the amount of $604.00.
The annual combined taxes for 2023 are due on 2/28/2024 in the amount of $753.00.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/22/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $1,175.76 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The current P&I is $1,056.51 and the interest rate is 6.625%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $1,175.76 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 2/27/2023, the reason for default is servicing problem. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a maintenance technician for 229 months.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Assets do not meet guidelines (Lvl 3) "The subject loan is a cash-out refinance, and the final CD reflects cash to BWR xx. The post-close DU reflects reserves required at $3,042.23, and total assets available as per DU are $3,042.23. However, the tape shows the borrower doesn't have enough reserves to meet the requirement, and funds from cash out cannot be used. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
85035617	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,811.92	07/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/31/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/24/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 7/28/2023 in the amount of $9,860.26 with an interest rate of 6.500% which was applied for the due date of 8/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/24/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 7/28/2023 in the amount of $9,860.26 with an interest rate of 6.500% which was applied for the due date of 8/1/2023. The current UPB is xx.
No evidence has been found regarding bankruptcy and foreclosure.
As per the final application, the borrower was previously working at xx as a xx for the period 4/1/2012 to 4/1/2021. Currently, the borrower has been working at xxfor 19 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is listed for rent after 10 days of closing. The property was listed for rent on xx with estimated rent of $6K. Further details were not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at xx. This is an increase in fee of $27,705.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50997233	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,289.64	07/27/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/31/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 7/27/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 7/27/2023 in the amount of $1842.05 which was applied for the due date of 8/1/2023. The current P&I is $1663.33 and PITI is $1842.05. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 7/27/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per the final application, the borrower has been the owner of xx. for 6 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at xx. Current UPB xx."
* Income documentation does not meet guidelines (Lvl 3)     "The tape shows SE income requirements were not met due to the fact that, as per LP, two years of business tax returns are required. The borrower has been in SE for less than five years, and the most recent two years of business tax returns are missing from the loan documents. Further details not provided. LP is accept with DTI 50%. BWR has xx and xx reserves."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
36847081	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,820.03	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	$153,249.06	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/01/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
2nd half county taxes for 2023 are due on 12/5/2023 in the amount of $9820.03.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/24/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $8,608.21 which was applied for the due date of 8/1/2023. The current P&I is $6,395.22 and PITI is $8,608.21. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of 8/24/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per the final application, the borrower has been working at xx for 15.3 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 40.01%. Tape shows BWR is 45% owner of additional business that generates losses and was not included in DTI. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID total of payments test due to the total of payments is xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of xx Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
37141045	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,555.22	06/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/05/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has not been provided as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
The county taxes for 2022 have been paid in the amount of $3,413.01 on 11/22/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 6/5/2023 in the amount of $1660.57 (PITI) which was applied to the due date of 8/1/2023. The current UPB is xx. The current P&I is $969.92, and the interest rate is 2.99%.	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No record of bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 5.1 years. However, seller's tape data shows that the borrower was not employed at the time of closing.
The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing DU/GUS/AUS	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report states ‘as is', but the improvement section shows the property condition is C4, with repairs needed for the minor cracks in floor tile. Also, the photo addendum shows a minor repair area to the drywall in the closet. However, the appraisal report reflects the cost to complete the repair as $100.00. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the mortgage insurance was rescinded. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS from the time of closing is missing from the loan documents. Post-close DU is available at xx
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "A hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.51%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan was originated on xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5405358	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,653.72	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/06/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active judgments or liens have been found.
The second installment of county taxes for 2023 is due in the amount of $1,826.86 for 10/16/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/29/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $2,569.47 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $2,161.40 and the interest rate is 6.250%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/29/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $2,569.47 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $2,161.40 and the interest rate is 6.250%. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower was working at xx as a xx for the period xx to xx. Later, the borrower was working at xx as a xx for the period xx to xx. Currently, the borrower has been working at xx as a xx for 18 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 39.90%. Tape shows BWR2 had 6 month gap in employment. Post close DTI 49.94%. BWR has xx residual income, xxequity in property at closing, net assets remaining of xx."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
74211236	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,799.18	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/10/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $766.26 which was applied for the due date of 8/1/2023. The current P&I is $522.33 and PITI is $766.26. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/10/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx. As per final application, the borrower has been working at xx for 11 years. No foreclosure activity has been found. No details related to the bankruptcy have been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated 2/28/2023 is "as is". The supplemental addendum and photo addendum show that multiple outbuildings, structures, and workshops were noted to be unpermitted, and no value was given. Also, the garage has been converted into a living area as per local law the conversion is not permitted, and value was assigned as a garage. The estimated cost to convert the living area back to a garage is xx. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback. BWR appears to have turned property into multiple ADUs and has a workshop where BWR may work out of per the tape. Elevated for client review."
* Property Marketability Issues (Lvl 4) "The tape shows the appraisal and property are unacceptable due to business use of the home, and the appraiser comments about the security bars on the windows, an ANSI-compliant sketch of the outbuildings, and the comparable missing security release on the gates. A review of the appraisal report shows window bars were equipped with operable release levers. The appraiser reinspected the rear portion of the lot and noted multiple outbuildings, structures, and workshops that are not permitted. According to local zoning laws, the subject is zoned for residential use and agriculture. The garage has been converted into a living area. The conversion is not permitted, and the value was assigned as a garage. The estimated cost to convert the living area back to a garage is $5,000. The appraisal report is "as is," and the subject is valued at xx. A xx search shows the subject property valued at xx. The current UPB is xx. BWR appears to have turned property into multiple ADUs and has a workshop where BWR may work out of per the tape. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/xx/2023 does not reflect 442 Final Inspection. However, CD dated xx reflects 442 Final Inspection at +$165.00. This is an increase in fee of +$165.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79975075	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,059.88	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	$162,232.65	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are due in the total amount of $1,059.88.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/29/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $2,284.52 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $2,059.55 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/29/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is xx.
As per the subject photo page attached to the appraisal report, which is located at xx, there is a crack on the floor of the subject side. CC does not show any damages. No details have been found regarding the estimated cost to repair the damage or the completion of the repair.
As per the final 1003, the borrower, xx is self-employed. He has been the shareholder at xx for 8.1 years. Unable to confirm the current employment details of the co-borrower, xx from the final application and collection comments.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "As per appraisal report xx there is a foundation crack on the subject side. xx search shows an estimated value at xx. Current UPB xx."	* Property Marketability Issues (Lvl 3) "The tape shows that value is not supported. The review of the appraisal report shows that the comps selected are not similar to the subject property in terms of location, quality of construction, property condition, and xx with a sales price of xx, is closest to the subject property, valued at xx. A xx search shows an estimated value of xx. Current UPB xx. Elevated for client review."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Unable to calculate DSCR due to the rent schedule/operating income statement is missing from loan file."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56793222	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,144.77	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for 'xx'.
The chain of assignments is complete. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The county taxes for 2023-2024 (1st and 2nd installments) are due in the total amount of $6,144.77.
No prior year’s delinquent taxes have been found.
According to payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $5,182.02 (PITI), which was applied to the due date of 8/1/2023. The current P&I is $4,495.64 with an interest rate of 6.490%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB is xx.
As per the final 1003, the borrower is self-employed. He has been the xx of xx for 4.1 years. The co-borrower has been working at xx as a xx for 1 month.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-closure bankruptcy record has been found. Covid-19 attestation is located at-  loan file xx. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 48.36%. The tape shows the borrower's income used to qualify was not supported. Excluding BWR2 income, BWR has 4 years SE, residual income of xx, FICO xx and assets xx, xx equity in subject."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
12720654	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,659.64	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/6/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on 4/30/2023 in the amount of $1,659.64.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $1,507.14 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The current P&I is $1,507.14 and the interest rate is 2.990%.
Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $1,507.14 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx  as a xx for 240 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at xx. Current UPB xx."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows servicing issue. Further details were not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial LE is missing from loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.26%, the borrower’s income is $4,160.00 and total expenses are in the amount of $2,049.58 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 49%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
37503973	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$880.84	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has not been provided. However, the current assignment is with the original lender xx”.
No active judgments and liens have been found.
The annual county taxes for 2022 were paid in the amount of $880.84 on 04/18/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $855.10 (P&I), which was applied to the due date of 8/1/2023. The current rate of interest is 3.625% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comment pertaining to damage to the subject property has been observed in the loan file.
As per the final application, the borrower has been receiving income from rental properties.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "Tape does not confirm the unit number. The subject belongs to duplex housing society consisting of 6 units owned by the same owner/borrower i.e. xx instrument dated xx."	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $12,715.08 and annual payments (debt service) are $13,146.12. DSCR ratio is 0.97."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows that several payments were not reported to FHLMC, the investor could not correct their system, and a repurchase was required."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86050518	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,962.86	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/5/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The first installments of combined taxes for 2022 were paid on 7/29/2023 in the amount of $1,481.43
The second installment of combined taxes for 2022 is due on 1/1/2024 in the amount of $1,481.43.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/16/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $798.12 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The current P&I is $551.21 and the interest rate is 4.375%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $798.12 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx" as a  xx for 96 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the loan was repurchased due to exterior water damage reported by the HOA. Appraisal report does not reflect any damage, and the tape further confirms that the repairs were completed by the HOA. Appraisal report is "as is" with a special assessment of $105.04 for 5 months (xx through xx) for general project repairs per management agent. Tape shows note that repairs are completed. Further details not provided. The subject is valued at xx. xx search shows subject valued at xx. Current UPB is xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
404928	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/30/2023 shows that the subject mortgage details are not available. There is a UCC mortgage against the subject property that was originated on xx in favor of xx. and recorded on xx No active judgments and liens have been found. No tax information is found as the property is a co-op.	According to the payment history as of 8/16/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $285.50(P&I), which was applied to the due date of 8/1/2023. The current rate of interest is 3.250% and the current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/16/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comment pertaining to damage to the subject property has been observed in the loan file. As per the final application, the borrower has been working at xx as an xx for 288 months.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Mortgage Not Recorded (Lvl 3) "The recorded copy of the mortgage is missing from the loan file. An unrecorded copy of the mortgage is available at "xx"."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
80074159	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,843.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/11/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. However, this should be with xx.
No active judgments or liens have been found.
2nd half county taxes for 2023 are due on 10/15/2023 in the amount of $1,843.00.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/16/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $3,213.68 which was applied for the due date of 8/1/2023. The current P&I is $2,556.65 and PITI is $3,213.68. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/16/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per the final application, the borrower has been working as a car repairer for 5.1 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 47.62%. Tape shows rental income and BWR2 wage income miscalculation.  Revised DTI 48.81% based on gross monthly income overstated by $185. BWR has 5 years SE in car repair business, xx credit score and xx residual income."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
18736591	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$760.43	08/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments is incomplete. Currently, the mortgage is with the original lender “xx”. However, the last assignee should be “xx”.
No active liens and judgments have been found.
The annual county taxes for 2023 are due in the amount of $760.43 on 10/01/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/24/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 08/24/2023 in the amount of $1,340.44 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is $1,156.71, and the interest rate is 7.125%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/24/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No evidence of damage or repair has been noted.
No evidence of post-closing bankruptcy has been found.
As per the final application, the borrower xx has been working at xx as an xx for 3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed Brokerage/Finder Fee Test due to fees charged $6,881.00 exceed fees threshold of $3,433.82 over by $3,447.18.

The below fees were included in the test.

Closing Fee - Lender paid by Seller: $395.00
Points - Loan Discount Fee paid by Seller: $5,262.00
Processing Fee paid by Seller: $549.00
Underwriting Fee paid by Seller: $675.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $176.00. However, CD dated xx reflects the sum of Section C and Recording fee at $257.00. This is a cumulative increase of $63.40 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the USDA conditional commitment was issued after closing, and the loan is not eligible for sale to the USDA. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service provider list is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
97163351	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,964.34	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of $3,694.84.
The annual installments of combined taxes for 2022 are due in the amount of $3,694.84.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/24/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/4/2023 in the amount of $2,416.87 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $1,908.72 with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/24/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower, "xx" was previously self-employed. He was the xx. Currently, he has been working at "xx" as a xx since 07/14/2022. The co-borrower, "xx", has been working at "xx" as a manager for 15.1 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Transmittal (1008)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.10%. Tape shows SE income miscalculation and BWR has insufficient income to support total monthly obligations. Recalculated income pushes the DTI to 56%, invalidating the AUS. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is less than 3 business days from the Consummation date xx."
* Intent to Proceed Missing  (Lvl 3)     "Borrower's intent to proceed is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Settlement service provider list is missing from the loan file."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan file."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
76138868	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,487.60	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	$101,935.44	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023, shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been completed. The current mortgage is with “xx”. However, it should be with xx”.
No active liens and judgments have been found against the borrower and subject property.
The second installment of county taxes for 2022 is due in the total amount of $2,242.30 on 10/31/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/22/2023, the borrower is current with the loan. The last payment was received on 8/1/2023, which was applied for the due date of 8/1/2023and the next due date for payment is 9/1/2023. The P&I is $1,680.98 and PITI is $2,236.07. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/22/2023, the borrower is current with the loan. The last payment was received on 8/1/2023, which was applied for the due date of 8/1/2023and the next due date for payment is 9/1/2023. The P&I is $1,680.98 and PITI is $2,236.07. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as an xxfor 128 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised LE dated xx. The document tracker is missing, and 3 business days were added to get the receipt date of 8/xx/2022, which is after the initial closing disclosure delivery date of xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges cannot increase the 0% tolerance test. The loan estimate dated xx reflects points - loan discount fee at $5,550.00. However, the final CD dated xx reflects the points-loan discount fee at $6,171.00. The loan estimate dated xx reflects the loan origination fee at $1,735.00. However, the final CD dated xx reflects the loan origination fee at $1,930.00. This is a cumulative increase in the fee of $816.00 for charges that cannot increase. A valid COC for the increase in fee is available. However, COC is not getting tested. The subject loan is a refinance case that originated on xx, and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.592% as the borrower’s income is $9,844.00 and total expenses are in the amount of $5,374.07. The loan was underwritten by DU xx, and its recommendation is "Approve/Eligible" with a DTI of 54.59%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
11054981	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,656.54	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/5/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the amount of $2,656.54.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/22/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $2,598.06 which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is $2,066.85 and the interest rate is 7.375%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/14/2023 in the amount of $2,598.06 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 60 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 52%. Tape shows a rental income miscalculation due to the 1007 rent schedule, which does not support rental income for departure residence. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL is active. LP recommendation is "caution" at 52% DTI."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.130% exceeds APR threshold of 7.820% over by +0.310%."
																																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.188% exceeds APR threshold of 7.820% over by +0.368%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35632579	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,299.82	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/05/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has not been provided. However, the current assignment is with the original lender xx”. However, it should be with xx.
There is a prior civil judgment active against the subject borrower in favor of xx  which was recorded on xx. The amount is not listed for the above judgment.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/22/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $2,290.64 with an interest rate of 7.125% which was applied for the due date of 8/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/22/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $2,290.64 with an interest rate of 7.125% which was applied for the due date of 8/1/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at xx.
As per the final application, previously, the borrower was working at xx for the period 2/10/2020 to 11/4/2022. Later, the borrower was working at xx as a xx for the period 11/7/2022 to 2/17/2023. Currently, the borrower has been working at xx since 4/10/2023.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	XX	3: Curable		* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.87%. The tape shows the lender approved the loan based on future income from the new employment. BWR did not accept the new job and instead became SE. SE income not considered. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."	* Settlement date is different from note date (Lvl 1) "Final CD reflects the closing date as xx. Notary's signature date on the deed of trust is xx. Note date is xx."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
66754194	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,340.69	08/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023/2024 are due in the total amount of $5,340.69.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/11/2023 in the amount of $3,979.19 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $3,213.49 with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower has been working at "xx" as a xx for 6.8 years. The co-borrower has been working at xx as an xx for 6.7 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is an FHA uninsured loan, as the BWR already has an FHA loan on another property. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
70594318	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”
The chain of assignment is incomplete. Currently, the mortgage is with the original lender “xx”. However, the last assignee should be xx.
No active judgments or liens have been found.
The combined taxes for 2022 were paid on 12/31/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 7/28/2023 in the amount of $3500.00 (PITI) which was applied to the due date of 8/1/2023. The P&I is $2538.77, and the current UPB is xx.	Collections Comments:Collection comments are missing from the loan file.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the final application, the borrower has been working at xx as an account manager for 4.3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 49.75%, closed xx.  Tape shows commission income miscalculation and DTI is 52.92%. BWR has 4 yrs on the job, xx residual income, xx FICO."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
877065	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,605.44	08/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/8/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
The chain of assignments has not been provided as the mortgage is currently with the original lender xx.
No active liens or judgments have been found.
The annual school taxes for 2023 are due in the amount of $1,517.09 for 11/8/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/31/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on 8/17/2023 in the amount of $643.25 with an interest rate of 3.375% which was applied for the due date of 9/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on 8/17/2023 in the amount of $643.25 with an interest rate of 3.375% which was applied for the due date of 9/1/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at xx.
As per the final application, previously, the borrower worked at xx as a driver for the period 3/20/2019 to 12/1/2020. Currently, the borrower has been working at xx for 21 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test (PA HB 2179 Section 6111) due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.21%. The tape shows the loan was repurchased due to an undisclosed debt with a monthly payment of $389.00 reported in the recent credit report. DTI is 54.67%. Borrower defect. The subject loan originated on xx
, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.209% as the borrower’s income is $2,707.38 and total expenses are in the amount of $1,278.13. The loan was underwritten by DU xx, and its recommendation is "Approve/Eligible" with a DTI of 47.21%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66837217	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$917.74	08/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided as the subject mortgage is with the original lender “xx”.
No active liens and judgments have been found.
The county taxes for 2022-23 are due on 11/13/2023 in the amount of $917.74.
No prior year delinquent taxes have been found.
According to the payment history as of 8/29/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 8/29/2023 in the amount of $1051.27 (PITI) which was applied to the due date of 9/1/2023. The P&I is $691.83 and the interest rate is 3.125%. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/29/2023, the borrower is current with the loan and the next due date is 10/1/2023. The UPB is xx.
The subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No damages have been found.
As per the final 1003, the borrower was previously working at xxfor the period 10/30/2017 to 7/30/2021. Currently, the borrower joined xx on 9/10/2021 as a production planner.
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.21%. Tape shows undisclosed debts of $166, and the revised DTI is 50.18%. Further details not provided. BWR defect. Subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.21% as the borrower’s income is $4,451.60 and total expenses are in the amount of $2,101.47 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 47.21%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
86306290	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$336.10	08/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/8/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of the assignments has not been provided. However, the current assignment is with the original lender “MERS as nominee for xx”.
The abstract report shows that there is an active prior mortgage in favor of xx for the amount of xx  which was recorded on xx. However, the prior mortgage document is not available in the pro-title as well as in the loan file.
Annual combined taxes for 2023 are due on 11/16/2023 for the amount of $336.10.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/9/2023 in the amount of $563.03(PITI), which includes the P&I of $425.28, which was applied to the due date of 8/1/2023. The current rate of interest is 2.99% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. The collection comment dated 3/8/2022 shows an insurance loss claim. The type of damage and date of  loss are not available in the collection comments. As per the comment dated 9/29/2022, the mail was received for the disaster impact. CCs do not show any damage.
The Covid-19 attestation is available at xx.
As per the final application, the borrower receives social security income.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34630545	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,394.31	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
Annual combined taxes for 2023 are due on 11/15/2023 in the amount of $5,394.31.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 8/15/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 8/15/2023 in the amount of $2,580.55 which was applied for the due date of 8/1/2023. The current P&I is $1,849.85 and PITI is $2,580.55. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 8/15/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per final application, the borrower was working at xx for the period 8/1/2019 to 7/31/2020. Currently, the borrower has been working at xx for 4 months.
The covid-19 attestation is located at xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows BWR purchased other property as part of the process of relocating for job in TN and subject is NOO. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from the initial application date xx Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24773279	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,119.75	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
Annual county taxes for 2022 are due on 10/2/2023 in the amount of $1,119.75.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/24/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $1,844.21 which was applied for the due date of 8/1/2023. The current P&I is $1,436.83 and PITI is $1,844.21. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/24/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 9.3 years.
As per the collection comment dated 6/2/2023, the disaster impact-related mail has been received. CCs do not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Mortgage Insurance	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated 04/xx/2022, expired prior to closing, and the appraisal update 1004D dated 09/xx/2022, is more than 166 days from the original appraisal. However, as per the tape data, the FHA connection will not allow an endorsement of the loan until the effective dates of the appraisal and the appraisal update do not line up within a 120-day period. Also, there are no exceptions available related to property repairs."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $8,591.00, Exceeds fees threshold of $7,499.66, over by +$1,091.34.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,997.00
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $899.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,591.00 exceeds fees threshold of $7,499.66. over by +$1,091.34.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,997.00
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $899.00."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test due to fees charged $8,591.00 exceeds fees threshold of $7,499.66 over by +$1,091.34.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $6,997.00
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $899.00."	* Compliance Testing (Lvl 2) "Loan failed FHA QM Safe Harbor loan test due to APR calculated 6.650% exceeds APR threshold of 7.614% under variance -0.964%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.17% as the borrower’s income is $5,456.60 and total expenses are in the amount of $2,410.19 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 44.17%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99867963	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,388.00	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/06/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided as the subject mortgage is with the original lender “xx”.
There is a junior mortgage against the subject property in favor of “xx” in the amount of xx which was originated on xx and recorded on xx.
No active liens and judgments have been found.
The second installment of county taxes for 2023 has been due in the total amount of $694.00 on 10/15/2023.
 No prior year’s delinquent taxes have been found.
According to the payment history as of 09/05/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on 09/01/2023 in the amount of $544.40 (PITI) which was applied to the due date of 09/01/2023. The monthly P&I is $298.41, and the interest rate is 3.375%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/05/2023, the borrower is current with the loan and the next due date is 10/01/2023. The current UPB is xx.
No foreclosure activity has been noted.
The collection comment dated 7/24/2023 shows a disaster impact. Further details not provided. CCs do not reflect any damage.

As per the final application, the borrower was previously working at xx for the period 5/1/2019 to 7/1/2019. Later, the borrower worked at xx for the period 7/15/2019 to 1/2/2020, and from 4/1/2021 to 5/23/2021. Currently, the borrower has been working at xx since 6/28/2021.
Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the repurchased loan as underwritten manually with insufficient credit history and VOR used as additional credit references. BWR has a limited number of open trade lines and no derogatory credit history. FHLMC rejected the rebuttal as it did not address all risk alerts on the AUS."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56004984	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,647.25	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/12/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one junior mortgage active against the subject property in favor of xx, which was originated on 07/11/2022 and recorded on 07/22/2022 in the amount of xx.
The annual installments of county taxes for 2022 have been paid in the amount of $4,647.25 on 01/04/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/1/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on 8/30/2023 in the amount of $2,445.07 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $1,857.54 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/1/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at xx.
As per the final 1003, the borrower has been working at xx as a sales and service representative for 3.5 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "In VA IRRRL streamline refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16185257	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$466.87	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/13/2013, the subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx.
The chain of assignments has not been provided as the mortgage is currently with the original lender xx.
No active judgments or liens have been found.
The annual county taxes for 2023 is due in the amount of $466.87 for 12/31/2023.
No delinquent taxes have been found for the prior year.	According to the payment history as of 8/14/2023, the borrower is current with the loan. The next due date is 11/1/2023. The last payment was received on 8/10/2023 in the amount of $1,180.43 with an interest rate of 7.375% which was applied for the due date of 10/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/14/2023, the borrower is current with the loan. The next due date is 11/1/2023. The last payment was received on 8/10/2023 in the amount of $1,180.43 with an interest rate of 7.375% which was applied for the due date of 10/1/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx as a xx for 31 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Transmittal (1008)	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 39.46%. The subject loan was repurchased due to a rental income miscalculation. The rental agreement for the REO property is invalid because the tenant living on the property is BWR's wife. Also, supporting documents to verify the PITIA of REO property are missing from the loan documents, and excluding the rental income pushes the DTI from 41% to 55%, invalidating the AUS. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test. Finance charge disclosed on post CD as $258,874.18. Calculated finance charge is $260,344.06 for an under disclosed amount of -$1,469.88. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx Calculated finance charge is $260,344.06 for an under disclosed amount of -$1,469.88. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx and the SOL is 1 year.

TRID total of payment disclosed on final CD as $430,261.68. Calculated total of payments is $432,528.56 for an under disclosed amount of -$2,266.88. The disclosed total of payments of $432,528.56 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflects Appraisal Admin Fee. However, post CD dated xx reflects Appraisal Admin Fee at $300.00. This is an increase in fee of +$300.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year.

TRID Violation due to decrease in lender credit on post CD dated xx. Initial CD dated xx reflects non-specific lender credit at $3,671.15. However, post CD dated xx reflects non-specific lender credit at $1,850.95. This is decrease of +$1,820.20 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Required affiliated business disclosure is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
76777596	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,676.36	01/01/2022	Financial Hardship	The review of the updated title report dated 09/6/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of the assignments has not been provided. However, the mortgage is with the original lender “MERS as the nominee for xx”.
There is a junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx.
The tax details are not available.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $2,837.17 (PITI), which includes a P&I of $1,676.36 which was applied to the due date of 8/1/2023. The current rate of interest is 2.750% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan was modified on xx with a modified principal balance of xx.
As per the collection comment dated 1/28/2022, the subject property was occupied by the owner. No comments pertaining to damage to the subject property have been observed.
As per the seller’s tape data, the borrower’s income was impacted Covid-19. The FB plan was started on 2/1/2021 and ended on 9/1/2021. Further details not provided.
As per the final application, the borrower xx has been working at xx as a director for 60 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrower xx and lender xx with an effective date of xx shows the new modified unpaid principal balance of xx The borrower agreed to pay the modified monthly P&I of $1,676.36 with a modified interest rate of 2.750% starting on xx and continuing until the new maturity date of xx.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised CD. The provided reimbursement date is xx more than 60 calendar days after the consummation date of xx The subject loan is a refinance case that originated on xx and the SOL of 3 years has expired."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
713420	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$597.33	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 8/17/2023, the borrower is current with the loan and next due date is 11/1/2023. The last payment was received on 8/1/2023 in the amount of $1,003.74 which was applied for the due date of 10/1/2023. The current P&I is $862.92 and PITI is $1,003.74. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/17/2023, the borrower is current with the loan and next due date is 11/1/2023. The UPB is xx.
As per the final application, borrower has been the owner of xx for 5.8 years.
Covid-19 attestation is located at xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow disclosure is not hand-dated or signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows repurchased loan as homebuyer counseling certificate of completion prior to closing was not provided. However, homeownership counseling list is available at xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Property Marketability Issues (Lvl 3) "Tape shows the property is a single-family home with an accessory dwelling unit (ADU) that complies with zoning. Fannie Mae's Selling Guide requires the appraisal to have at least one comparable home with a similar ADU to demonstrate marketability. None of the comparable properties in the appraisal had a similar ADU. Further details not provided. Appraisal report is "as is" and the subject is valued at xx. Current UPB is xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails compliance ease delivery and timing test for initial closing disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is on the consummation date xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $755.00. This is an increase in fee of $755.00 for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects transfer taxes at $834.00. However, CD dated xx reflects transfer taxes at $839.00. This is an increase in fee of +$5.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated xx and the SOL of 1 year is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.70% as the borrower’s income is $2,174.67 and total expenses are in the amount of $993.92 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 45.70%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69607400	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,547.16	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/12/2023, the subject mortgage was originated on xx with the lender MERS as the nominee for xx in the amount of xx, which was recorded on xx.
The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx.
No active liens or judgments were found.
The annual combined taxes for 2022 have been paid in the amount of $6,547.16.	As per the latest payment history as of 8/15/2023, the borrower is current with the loan. The last payment was received on 8/15/2023 in the amount of $1,756.01 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is xx.	Collections Comments:As per the servicing comments as of 8/30/2023, the loan is performing. The next due date is 9/1/2023. The current unpaid principal balance is xx.
The loan has not been modified.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
As per the final 1003, the borrower has been working at xx for 2 years.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points loan discount fee $6,540.00. However, CD dated xx reflects points loan discount fee at $8,830.00. This is an increase in fee of $2290.00, for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The loan is not sellable as it does not meet the FNMA guidelines for manual underwriting with an ineligible FICO. Per guidelines, a minimum FICO of xx is required with a minimum of 6-month reserves, or xx FICO for less than 6-month reserves. DU shows the FICO score is xx. The borrower did not meet FICO criteria for a manual underwrite. Further details were not provided. DTI 33%. BWR has 2 years on the job as xx."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75768741	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,396.46	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$150,999.53	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022/2023 have been paid in the total amount of $4,616.28.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $2,068.61 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $1,584.15 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is xx.
As per final 1003, the borrower was previously working at xx as a ship superintendent project manager for the period 10/02/1995 to 02/08/2021. Currently, the borrower has been working at xx as a xx since 02/15/2021.
As per the comment dated 02/21/2023, the subject property is impacted by the disaster. CCs do not show damages.
Covid-19 attestation is available in the loan file, which is located at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12346552	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,199.75	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/13/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023/2024 are due in the amount of $8,199.75.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/23/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/4/2023 in the amount of $6,164.74 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The current P&I is $5,243.44 and the interest rate is 5.990%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/4/2023 in the amount of $6,164.74 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx  for 90 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 44.83%. Tape and file shows BWR1 was SE and lender was missing 1 of the 2 years tax returns and BWR2 was employed by a family member and income was not verified to be stable. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points - loan discount fee at $4,661.00. However, CD dated xx reflects points - loan discount fee at $6,697.58. This is an increase in fee of +$2,036.58 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.82%, as the borrower's income is $30,778.22 and total expenses are in the amount of $13,795.71 and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 45.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31775830	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$627.67	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/13/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
The chain of assignments has not been completed. Currently, the loan is with the original lender xx. However, it should be with xx.
No active judgments or liens have been found.
The first half of town taxes for 2023 are paid on 9/8/2023 in the amount of $627.67.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $613.01 (PITI) which was applied to the due date of 8/1/2023. The current P&I is $389.16, and the interest rate is 6.75%. The UPB is xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The UPB is xx.
As per the tape data, the subject property is occupied by the owner.
As per the final application, the borrower is getting income from pensions and social services.
No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to VA full entitlement not being restored and no bonus entitlement being available. The loan was approved with a loan amount of xx which is more than the allowed limit of xx and as a result, VA entitlement was lost."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16868339	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,458.28	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$939.64	07/01/2022	Financial Hardship	According to the updated title report dated 09/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/15/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 8/15/2023 in the amount of $1,611.30 which was applied for the due date of 8/1/2023. The current P&I is $939.64 and PITI is $1,611.30. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/15/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a property management for 5.3 years.
The Covid-19 attestation is located at xx.
As per the comment dated 9/9/2021, borrower’s income was impacted by Covid-19. FB plan was approved for 6 months which started on 9/1/2021 and ended on 2/1/2022.
As per comment dated 10/20/2022, the subject property is occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $939.64 monthly with a modified interest rate of 2.875% beginning on 7/1/2022 with a maturity date of xx

Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.47%. The tape shows SE income using a 1-year tax return is not supported since business existence of more than 5 years and verification of business open are missing. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.47%, as the borrowers' income is $7,119.95 and total expenses are in the amount of $3,522.72 and the loan was underwritten by LP xx and its recommendation is “Accept/Eligible” with a DTI of 49.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85366104	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,172.42	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/14/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There are 3 UCC liens against the borrower in favor of xxrecorded on xx and which was amended on xx.
The annual county taxes for 2022 were paid on 11/9/2022 in the amount of $1,172.42.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/4/2023 in the amount of $1,297.42 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The current P&I is $1,112.75 and the interest rate is 2.49%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/4/2023 in the amount of $1,297.42 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xxfor 182 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows repurchased due to ineligible property manufactured home. Subject is a MH with ADU. ADU does not have a full kitchen and accesses utilities from the MH. A xx search shows an estimated value of xx. Current UPB xx Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is subject to the following required inspection, as the HUD data plate was removed and put on a board to save but is not attached to its original spot. A foundation inspection report available in the loan file located at Credit File - xx shows no adverse conditions of the foundation based on the requirements of the code, and the subject meets the guidelines for existing manufactured homes. Elevated for client review."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $38,901.47 exceeds Disclosed Finance charge of $38,777.23 over by -$124.24. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on xx and the SOL is 3 years.

TILA Foreclosure Rescission Finance Charge Test due to Calculated Finance charge of $38,901.47 exceeds Disclosed Finance charge of $38,777.23 over by -$124.24. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on xx and the SOL is 3 years."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, the subject property is manufactured home. However, the manufactured home rider is located at xx shows the subject property is manufactured home with serial xx Alta-7 endorsement is not attached with the final title policy. Unrecorded copy of affidavit of affixation is located at “Credit File - Herrera_2820500732 Pg#103”. VIN# not mentioned on the legal of the recorded mortgage."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
18911689	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$453.55	$412.32	08/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated 09/07/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
There is no chain of assignment as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The 1st installment county taxes for the year 2022 are delinquent in the amount of $453.55, good through 09/11/2023.
The second installment of county taxes for the year 2022 is due in the amount of $412.32, which will be due on 10/02/2023.

As per the review of payment history as of 08/09/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on 08/09/2023 in the amount of $3291.65 which was applied for the due date of 08/01/2023. The current P&I is $2304.07 and PITI is $3291.65. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/09/2023, the borrower is current with the loan and the next due date is 09/01/2023. The UPB is xx
As per final application, the borrower has been working at xx as a xx for 6.3 years.
The Covid-19 attestation is available in loan file located at xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
56076352	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,581.68	08/21/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
There is junior mortgage active against the subject property in favor of xx in the amount of xx which was recorded on xx.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/23/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on xx in the amount of $1,756.35 which was applied for the due date of 9/1/2023. The current P&I is $1,441.87 and PITI is $1,756.35. The UPB is xx.

Collections Comments:The loan is currently performing.
As per the review of payment history as of 8/23/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx I for 3.2 years.
The Covid-19 attestation is located at xx.
No damages have been found.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan does not meet TRID/RESPA/TILA guidelines. Infinity's compliance report is minimal. The initial 1003 was not disclosed with the initial disclosures, and the investor is unable to make an exception."
																																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
70288159	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,216.00	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	$41,312.26	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/13/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,267.89 which was applied for the due date of 9/1/2023. The current P&I is $1,829.31 and PITI is $2,267.89. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx
As per final application, the borrower has been working at xx for 11 years and 3 months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx.
Subject loan is a refinance, originated on xx and the SOL is 3-years."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that VA's net tangible benefit requirement is not met. The new loan does not provide a financial benefit to the veteran and therefore will be uninsurable due to not meeting the net tangible VA benefits requirement. The lender paid a principal reduction of $12,500 to provide the veteran with a NTB. The VA guaranteed the loan."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.14%, as the borrower’s income is $8,677.85 and total expenses are in the amount of $4,698.40 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 54.14%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2983684	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,774.54	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$97,801.60	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/8/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is a prior UCC lien against the borrower in favor of xx recorded on xx which was subordinated on xx.
There is a prior UCC lien against the borrower in favor of xx recorded on xx which was amended on xx.
There is a UCC lien against the borrower in favor of xx recorded on xx.
There is a prior hospital lien against the borrower in favor of xxfor the amount of $1,407.00 recorded on xx.
The first and second installments of county taxes for 2023 are due in the total amount of $3,774.54.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/14/2023 in the amount of $5,569.06 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The current P&I is $5,059.27 and the interest rate is 3.250%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/14/2023 in the amount of $5,569.06 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 6/2/2023, the subject property is owner occupied. As per the comment dated 6/2/2023, the reason for default is unemployment. The borrower's income was impacted for 3 months due to pandemic. No comment pertaining to the damage to the subject property has been observed.
As per final application, the borrower has been working at xx as a loan officer for 216 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "BWR spouse was on mortgage but not note and did not sign the required documents at closing on xx. On xx the CD and the right to cancel were signed by the non-purchasing spouse, and a new note was signed by the borrower. Two notes were signed by the borrower. Elevated for client review and recommend seller cancel the second outstanding note."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64411862	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,844.50	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/7/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xxfor the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender xx
There is a prior state tax lien against the borrower in favor of xxfor the amount of $1,107.54 recorded on xx.
There are 3 prior state tax liens in favor of xxfor the amount of $25,201.96 recorded on different dates. The mortgage originated with the borrower xx. However, the supportive document shows the inconsistent borrower's name as xx
The first installment of combined taxes for 2022 was paid on 3/30/2023 in the amount of $5,844.50.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/16/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $4,182.47 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The current P&I is $3,033.06 and the interest rate is 4.250%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $4,182.47 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 8/18/2023, the subject property is impacted by disaster. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a sales for 216 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased because the general requirements for a manually underwritten mortgage (MUM) were not met pursuant to the Freddie Mac Guidelines. The borrower was delinquent on the second mortgage; however, as per LOX, that was an isolated occurrence, and the borrower is now current on the loan. The tape further states that AUS/LP identified layers of risk within the loan that were not addressed. LP reflects the risk recommendation as "Caution" with a DTI of 28%. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of -$178.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $480.91. This is an increase in fee of $480.91 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
59638429	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,134.69	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 9/11/2023, the subject mortgage was originated on xx in the amount of xx with the lender xx which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
The combined annual taxes for 2022 have been paid in the amount of xx on xx.
No prior year delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $745.25 (PITI) which was applied to the due date of 8/1/2023. The current rate of interest is 3.250%, and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the final 1003, the borrower was previously working at xx for the period 3/05/2013 to 12/31/2020. Currently, the borrower has been xx as a xx since 2/1/2021.
As per the tape data, the subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $3,914.11 exceeds fees threshold of $3,308.00 over by +$606.11.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,649.11
Processing Fee paid by Borrower: $570.00
Underwriting Fee paid by Borrower: $695.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $3,914.11 exceeds fees threshold of $3,308.00 over by +$606.11.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,649.11
Processing Fee paid by Borrower: $570.00
Underwriting Fee paid by Borrower: $695.00."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR's FICO was too low for the LTV threshold for manual underwriting. Therefore, the guidelines were not met, and the loan is unsalable. BWR had a xx FICO, 22% DTI."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $2,649.11. This is an increase in fee of $2,649.11 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92117096	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,957.12	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with the lender xx There is no chain of assignments. Currently, the loan is with the original lender, xx There is one junior UCC lien in favor of xx which was recorded on xx Annual combined taxes for 2023 are due in the amount of $4957.12, which was due on 12/20/2023.	As per the review of payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 11/01/2023. The last payment was received on 09/01/2023 in the amount of $3030.73 which was applied for the due date of 10/01/2023. The current P&I is $2308.61 and PITI is $3030.73. The UPB is xx.	Collections Comments:The current status of the loan is in performing.
As per the review of payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 11/01/2023. The UPB is xx.
As per final application, the borrower has been the owner of xx for 168 months.
The Covid-19 attestation is located at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Revised loan estimate dated xx reflects lock extension fee at $538.00. However, CD dated xx reflects lock extension fee at $1,076.75. This is an increase in fee of $538.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Income documentation does not meet guidelines (Lvl 3)     "The tape shows the loan does not meet COVID SE income documentation guidelines. The lender has used $9512.25 from 3 SE businesses. However, the lender failed to document signed YTD information and VVOE as per COVID-19 overlays within 7 business days from the note date. Also, the file did not contain a legible written analysis from the lender to determine whether the income of each business is stable. The AUS recommendation is "accept," with a DTI of 43%. BWR SE for 14 years and has xx equity in subject."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.338% as the borrower’s income is $9,512.25 and total expenses are in the amount of $4,118.51 and the loan was underwritten by LP xx and its recommendation is “accept” with a DTI of 43%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
98959042	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,454.39	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/7/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on 11/22/2022 in the total amount of $5,454.39.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $2,717.61 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The current P&I is $2,205.15 and the interest rate is 2.875%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $2,717.61 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the CEO of xx for 22 months.
The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Final Application Incomplete (Lvl 3) "Final application is incomplete. Two pages of final application are missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39%. Tape shows BWR provided altered xx bank statements showing $22K asset. BWR defect. Loan originated xxand the 3 year SOL is active."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47255103	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,547.42	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	$22,995.10	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/7/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has not been provided. Currently, the mortgage is with the original lender MERS as the nominee for xx.
No active liens or judgments have been found.
The second installment of county taxes for 2023 is due on 10/31/2023 in the amount of $3,773.71.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $2,695.93 (PITI), which includes the P&I of $1,989.53, which was applied to the due date of 8/1/2023. The current rate of interest is 2.99% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the comment dated xx the mail was received for the disaster impact. CCs do not show any damage.
As per the final application, the borrower has been working at xx as a xx for 166 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
79236927	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,871.46	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	360	xx	xx	$81,597.60	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/8/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx in the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the total amount of $1,871.46.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $1,703.41 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The current P&I is $1,471.70 and the interest rate is 2.490%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $1,703.41 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a xx for 194 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing DU/GUS/AUS	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance document is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
48995190	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,564.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$52,181.58	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/13/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, xx No active judgments or liens have been found. The first and second installments of county taxes for 2023 are due in the total amount of $2,564.00. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on 08/01/2023 in the amount of $1895.61 which was applied for the due date of 08/01/2023. The current P&I is $1592.86 and PITI is $1895.61. The UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is xx
Covid-19 attestation is available in the loan file, which is located at xx.
As per the final 1003, the borrower has been working at xx  as a priest for 3.7 years.
As per comment dated 12/31/2021, the subject property has been damaged by water. The date of loss was 12/17/2021. As per the comment dated 01/04/2022, the borrower received a loss draft check in the amount of $7,529.16 from "xx." No details have been found regarding the completion of the repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated 09/28/2022, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at xx. Current UPB xx" * Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43% as the borrower’s income is $6,456.00 and total expenses are in the amount of $2,840.96 and the loan was underwritten by LP xx and its recommendation is “accept” with a DTI of 44%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,529.16	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
33386037	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,404.84	07/27/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/14/2023 shows that the subject mortgage was originated on xx which was recorded on xx in the amount of xx in favor of xx.
The chain of assignments has not been provided. However, the current assignment is with the original lender xx.
There is one junior civil judgment active against the subject borrower in the amount of $90.00 in favor of xx which was recorded on 9/11/2023.
Tax report "pg#5" shows there is a permit filed on 11/29/2018 for other misc. Further details not provided.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/31/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 7/27/2023 in the amount of $2,832.30 with an interest rate of 6.250% which was applied for the due date of 8/1/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 7/27/2023 in the amount of $2,832.30 with an interest rate of 6.250% which was applied for the due date of 8/1/2023. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx as a xxfor 49 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflects Tax Certification. However, final CD dated xx reflects Tax Certification at $125.00. This is an increase in fee of +$125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.27%. Tape shows the investor declined to purchase the loan due to failing to meet FHLMC guidelines for qualifying future income. BWR2 was qualified with a future salary income, but the post-close QC confirmed that BWR2 did not start the salaried job and instead opted for an hourly rate job in construction, which is not allowed for future income and requires a 12-month history of receiving the income. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
																																																																																																								As per the appraisal report located at xx, the subject property type is manufactured housing. The final title policy is missing. The affidavit of affixation is missing. However, there is VIN# xx A/xx/C in the legal description of the recorded mortgage. Also, the manufactured home rider is attached with the mortgage located at xx shows VIN# xx and the home is permanently affixed to the land."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88894949	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,449.92	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	$98,162.54	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/11/2023, the subject mortgage was originated on xx in the amount of xx with lender xx and it was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
Annual combined taxes for 2022 have been paid in the amount of $2,449.92.
No prior year’s delinquent taxes have been found.
As per the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/4/2023 in the amount of $1,256.92, which was applied for the due date of 8/1/2023. The current P&I is $912.03 with an interest rate of 4.50%. The UPB is xx	Collections Comments:The loan is performing.
As per the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The UPB is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower xx has been working at xx for 18.10 years.
Collection comment dated 4/28/2023 shows a disaster impact. Further details not provided. CCs do not show any damage.
Covid-19 attestation document is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tapes show insufficient assets. Total assets available as per DU are $5,552.16, which satisfies the reserves required of $5,306.04, and the BWR is receiving cash to IAO $98,062.54 through the cash-out refinance. However, the tape shows that the loan documentation verified reserves of $420.26. Sufficient assets for reserves were not verified."
* Closing_Disclosure violations (Lvl 3)     "Revised CD dated xx is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. However, final CD dated xx reflects Points - Loan Discount Fee at $1,377.00. This is an increase in fee of +$1,377.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is active."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 4.629% exceeds APR threshold of 4.570% over by +0.059%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.661% exceeds APR threshold of 4.570% over by +0.091%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43341997	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,450.58	07/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/7/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of MERS as nominee for xx.
The chain of assignments is not complete. The current mortgage is with the original lender xx. However, it should be with xx.
No active judgments/liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 7/28/2023 in the amount of $1,087.48 (PITI), which includes the P&I of $764.02, which was applied to the due date of 8/1/2023. The current rate of interest is 2.750% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found. No comment pertaining to damage to the subject property has been observed.
The Covid-19 attestation document is available at xx.
As per 1003, the borrower has been working at xx as a xxfor 24 months.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the comps used are unacceptable and physically dissimilar, as guidelines require that the appraisal utilize those sales that are the most physically, functionally, and locationally similar to the subject property. As per the appraisal report, the comps used are superior in terms of lot size, age, GLA, quality of construction, and other amenities. Comp #2 is the closest, with a sales price of xx. The appraised value of the subject property is xx. xx search shows subject valued at xx Current UPB xx Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.03% as the borrower’s income is $8,750.00 and total expenses are in the amount of $4,028.45 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 46.03%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9847400	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,187.54	07/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/8/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 7/28/2023 in the amount of $1,592.63 which was applied for the due date of 8/1/2023. The current P&I is $806.94 and PITI is $1,592.63. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of 8/8/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per the final application, the borrower worked at xx for the period 4/16/2018 to 5/28/2021. Currently, the borrower has been working at xx as a service advisor for 1 year.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to manual UW requirements not being met. The BWR must not have evidence of any derogatory credit, but the borrower had serious recent delinquency and numerous credit inquiries in the last 12 months (per Freddie Mac's credit report). Also, a copy of BWR's verification of rent with the most recent 12 months of housing payment history was not provided. Subject approved at 38%. BWR has xx equity in subject."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of $750.29."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90075231	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,477.74	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	$112,862.22	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx in the amount of xx in favor of “MERS as nominee for xx and recorded on xx
The chain of assignments has not been provided as the subject mortgage is with the original lender xx.
There is a UCC lien against the subject property in favor of xx which was recorded on xx.
The county taxes for 2023 has been due in the total amount of $738.87 on 10/31/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on 09/01/2023 in the amount of $1,730.02 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is $1,452.12, and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The current UPB is xx.
No foreclosure activity has been noted.
No evidence of damage or repair has been found.
No record of bankruptcy filed by the borrower has been found.
As per the final application, the borrower’s income sources are xx. No other income or employment details are mentioned on the loan application.
Covid-19 attestation is available in the file at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	XX	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents. xx."
* Closing_Disclosure violations (Lvl 3)     "Revised CD dated xx and revised CD dated xx are missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.360%, as the borrower's income is $4,383.10 and total expenses are in the amount of $1,988.14 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 45.36%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
96133930	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,781.62	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
..
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,798.35 which was applied for the due date of 9/1/2023. The current P&I is $1,976.58 and PITI is $2,798.35. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for 2.4 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 47.74%. The tape shows that the loan was repurchased due to an income miscalculation. Freddie Mac's recalculated income of $6,650 pushes the DTI from 42% to 48%. BWR has a 745 credit score, 0X30 since loan inception."
* Property Marketability Issues (Lvl 3) "The tape shows that the loan was repurchased due to an incorrect LTV. The lender used a property value of xx to calculate an LTV of 80%; however, using the appraised value of xx reflected in the appraisal report, the corrected LTV is 97%."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case that originated on xx, and the 1-year SOL is expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The total of payments disclosed on the final CD as xx. The calculated total of payments is $738,359.28 for an under-disclosed amount of $587.89. The reason for the total of payments under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $307,942.69. The calculated finance charge is $308,212.69 for an under-disclosed amount of $270.00. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed the charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects the points-loan discount fee at $812.00. However, the final CD dated xx reflects points - loan discount fee at $2,398.62. This is an increase in the fee of $1,586.62 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.738% as the borrower’s income is $6,801.97 and total expenses are in the amount of $3,247.12. The loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.74%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83169274	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,612.63	08/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, xx
No active judgments or liens have been found.
The 2022 county annual taxes have been paid in the amount of $1,612.63 on 03/07/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on 08/11/2023 in the amount of $2,679.35 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $2,052.69 with an interest rate of 2.990%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on 08/11/2023 in the amount of $2,679.35 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $2,052.69 with an interest rate of 2.990%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per tape data, the occupancy of the subject property is second home.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower xx has been working at xx as an xx for 35.2 years.
The loan was originated on xx and the covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 52%. Tape shows the loan was repurchased due to an income miscalculation. The lender used Schedule C income twice to qualify the BWR, invalidating the AUS. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.793% as the borrower’s income is $10,484.76 and total expenses are in the amount of $5,430.33 and the loan was underwritten by LP xx and its recommendation is “ineligible/caution ” with a DTI of 52%."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the late fees test due to fees charged $102.63 exceeds fees threshold of $100.00 over by +$2.63."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
13505009	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$478.14	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/8/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There are four commercial/fires safety permits xx.
The first and second installments of county taxes for 2023 are due in the total amount of $478.14.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $868.15 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The current P&I is $716.35 and the interest rate is 2.875%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $868.15 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx for the period 2/28/2017 to 4/4/2019. Currently, the borrower has been working at xx as an xx for 22 months.
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE	XX	3: Curable	* Missing Initial LE (Lvl 3) "Initial loan estimate is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows the loan was repurchased due to appraisal discrepancies such as the selection and use of inappropriate comparable sales and the failure to use comparable sales that are the most locationally and physically similar to the subject property. As per the appraisal report, the comps used are superior in terms of age, condition, bedroom and bathroom counts, and GLA. Comp #2, with a sales price of xx is the closest to the subject property, valued at xx xx search shows subject valued at xx Current UPB xxFurther details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial loan estimate is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.515% as the borrower’s income is $2,821.00 and total expenses are in the amount of $1,227.57 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 43.515%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
60109289	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,855.41	08/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/11/2023, the subject mortgage was originated on xx in the amount of xx in favor of xx which was recorded on xx.
The chain of assignments has not been provided as the mortgage is with the original lender xx.
No active judgments or liens have been found.
The annual combined taxes for 2023 are due in the amount of $2,855.41 for 1/5/2024.
No delinquent taxes have been found for the prior year.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/8/2023 in the amount of $2,148.68 (PITI) which was applied to the due date of 8/1/2023. The current UPB is xx, and the interest rate is 2.25%.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The next due date is 9/1/2023. The current UPB is xx.
No evidence of bankruptcy and foreclosure has been found.
The Covid-19 attestation is available at xx.
As per the final application, the borrower has been the owner of xx for 4.7 years.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 36.43%. Tape shows SE income miscalculation. As per guidelines, individual and business tax returns are required. However, BWR only provided individual tax returns, and the business tax returns were not received. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
16987875	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$204.52	$6,615.85	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	$385,232.12	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/12/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the original lender xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of combined taxes for 2022 were paid in the total amount of $6,411.33. The second installment of combined taxes is delinquent in the amount of xx on 9/12/2023 which is good through 9/30/2023.	According to the latest payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/3/2023 in the amount of $2,253.07 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The current P&I is $2,136.90 and the interest rate is 2.990%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/3/2023 in the amount of $2,253.07 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 7/10/2023, the subject property was damaged due to hail/wind on 6/15/2023. The approximate insurance claim is in the amount of $35,000.00. The check was received in the amount of $30,000.00. Further details not provided.
The employment details are not available.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee at $5,175.00. However, final CD dated xx reflects Points - Loan Discount Fee at $10,150.00. This is an increase in fee of +$4,975.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is active."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows that the loan was repurchased due to the selection of comparables, which is inappropriate due to the location of the subject, and dissimilar comparables were used. The review of the appraisal report shows that the comps selected are not from the immediate neighborhood and are more than 10 miles from the subject. Also, the comps are not similar in terms of lot size, room count, design style, GLA, additional amenities, and property upgrades. Comp #2, with a sales price of xx, is closest to the subject property valued at xx. A xx or xx search does not reflect the property listed. Current UPB xx."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$35,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78400444	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,745.67	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/11/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of $5,874.58.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $1,284.82, which was applied for the due date of 8/1/2023. The current P&I is $1,284.82 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at xx.
As per final 1003, the borrower, xx was previously self-employed. He was the owner of xx from 03/01/2001. Currently, the borrower has been working at xx as a xx since 10/15/2019. The co-borrower has been working at xx as xx for 20.10 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50%. The tape shows the loan was repurchased due to the use of future income of $4333 per month for SE Business, which is operated in Wisconsin. BWR moved to Louisiana in 2019 and currently works as a xx. Excluding the increased future income from SE businesses may push the DTI higher. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value $xx for the subject. Current UPB xx. Elevated for the client review."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.98% as the borrower’s income is $5,661.15 and total expenses are in the amount of $2,829.55 and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 50%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72682067	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,533.08	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/7/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx

The chain of assignments is complete. Currently, assignment is with the original lender, xx.
No active judgments or liens were found.
The county taxes for 2022-2023 are paid off in the total amount of $6,533.08.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/8/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $2,815.70 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is in the amount of $1,907.42 with an interest rate of 2.990%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/8/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower has been working at xx as a xx for 5 years.
As per comment dated 2/21/2023, the subject property has been impacted due to disaster. The CCs do not show damages. Further details not found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark.""			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92850031	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,944.01	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided. However, the current assignment is with original lender, “MERS as nominee for xx”.
No active liens and judgments have been found against the borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The last payment was received on 8/10/2023, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,814.58 and PITI is $2,137.00. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The last payment was received on 8/10/2023, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,814.58 and PITI is $2,137.00. The UPB reflected as per the payment history is xx
Unable to determine the current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per seller's tape data, the borrower's income was impacted by Covid-19.
As per the final application, the borrower is self-employed. He has been the owner of xx for 44 months.
The loan was originated on 08/13/2021 and the COVID-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.50%. Tape shows that BWR1 SE income and BWR2 wage income are not consistent. Monthly earnings considered by the lender are not supported by the YTD P&L, and a 2-year tax return to verify SE income is not available in the loan file. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents." xx search shows an estimated value of $xx. Current UPB is xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at +$2,077.50. This is an increase in fee of +$2,077.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx and the 3-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing. Loan funded on xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.503%, as the borrower’s income is $22,753.51 and total expenses are in the amount of $10,581.12 and the loan was underwritten by LP xx and its recommendation is “Accept/Eligible” with a DTI of 46%."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
33300597	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,465.14	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	$84,860.45	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/8/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx
The chain of assignments is complete. Currently, the assignment is with the original lender, xx
 No active judgments or liens were found.
The county taxes for 2023 (1st and 2nd installments) are due in the amount of $1,465.14.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on 8/3/2023 in the amount of $2,029.22 (PITI), which was applied for the due date of 8/1/2023. The monthly P&I is $1,848.26 with an interest rate of 2.875%. The current UPB is xx	Collections Comments: The current status of the loan is performing. According to the payment history as of 8/30/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the final application, the borrower has been working at xx as a xx for 5 years.
The Covid-19 attestation is located at "xx".
CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet seasoning requirement. Review of the loan file shows, first payment date of prior mortgage was xx and subject mortgage note date is xx. Subject loan is VA cash-out refinance transaction and does not meet 210 days seasoning requirement."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28593627	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,145.90	08/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/8/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installments of county taxes for 2022 were paid in the total amount of $3,582.95.
The second installment of county taxes for 2022 is due on 11/13/2023 in the amount of $3,562.95.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/18/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 8/18/2023 in the amount of $2,793.80 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx The current P&I is $2,024.68 and the interest rate is 2.875%.	Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on 8/18/2023 in the amount of $2,793.80 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an associate for 65 months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.27%. Tape shows post-close QC confirmed BWR was not employed at closing, and excluding the income may push the DTI higher. Further details not provided. BWR defect. Subject loan originated on xx and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.27% as the borrower’s income is $8,444.44 and total expenses are in the amount of $4,160.93 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 49.27%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3096254	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,424.68	08/25/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,550.95	03/01/2022	Financial Hardship	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
The combined taxes for 2023 have been paid in the amount of $3,208.42.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/30/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on 08/25/2023 in the amount of $2,900.00 (PITI) which was applied to the due date of 09/01/2023. The monthly P&I is $1,550.95, and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/30/2023, the borrower is current with the loan and the next due date is 10/01/2023. The current UPB is xx
As per the collection comment dated 3/20/2023, the subject property is owner-occupied.
As per the collection comment dated 11/12/2021, the borrower’s income was impacted due to Covid-19 pandemic. The servicer provided a forbearance plan to the borrower that was started from 07/20/2021 to 9/30/2021.
The loan was modified on 3/1/2022 with a new UPB of xx
As per the final application, the borrower was previously working at xx for the period 5/1/2017 to 5/1/2018. Currently, the borrower has been working at xx as a registered xx since 6/1/2018.  The co-borrower has been working at xx as a xx for 3.1 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower xx and the lender xx on xx The modified unpaid principal balance is xx The borrower agreed to pay P&I of $1,550.95 with a modified interest rate of 2.875% starting on 02/01/2022 and continuing until the new maturity date of xx	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape, there is a FB plan from 04/2021 to 09/2021. There is a trial plan from 11/2021 to 01/2022. The loan was modified on xx with interest rate 2.875% and the maturity date is xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.88%. Tape shows that the stability of the BWR's income was not established. Post-close re-verification confirmed BWR1 is no longer working for homecare therapies, and BWR2 did not earn any income in 2017; however, as per the application, BWR2 was employed for the past 3 years. Further details not provided. Lender defect. Subject loan originated on xx and the 3-year SOL has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.88%, as the borrowers' income is $7,469.82, and total expenses are in the amount of $3,726.48, and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.89%. Subject loan originated on xx and 3-year SOL is expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78484977	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,564.94	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	$139,067.21	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. The chain of the assignments has not been provided. However, the current assignment is with an original lender xx. There are four UCC lien found against the subject property in favor of xx in the total amount of $0.00 which were recorded on xx. The 1st and 2nd installments of county taxes for 2023 have been due in the total amount of xx on 10/31/2023 & 04/30/2024. The annual water charges for 2023 have been due in the amount of $83.53 which were due on 09/26/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on 08/01/2023 in the amount of $2,222.33 (PITI) and was applied to the due date of 08/01/2023. The monthly P & I is in the amount of $2,112.65 with an interest rate of 2.750%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on 08/01/2023 in the amount of $2,222.33 (PITI) and was applied to the due date of 08/01/2023. The monthly P & I is in the amount of $2,112.65 with an interest rate of 2.750%. The current UPB is reflected in tape for the amount of xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found regarding the forbearance plan. No information has been found related damage or repairs. As per tape data the subject property is owner occupied. No comments have been found stating the borrower’s income was impacted by Covid-19. As per final application, the borrower has been working at xx as an advanced medical support assistant for 5.10 years. The covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Closing_Disclosure violations (Lvl 3) "The revised CD dated xx is missing from the loan documents. However, a document tracker is available at xx."
* Loan does not conform to program guidelines (Lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.983% as the borrower’s income is $9,431.08 and total expenses are in the amount of $4,525.33. The loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.98%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13039298	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,427.34	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023, shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender xx.
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The last payment was received on 8/1/2023, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,445.94 and PITI is $1,951.97. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The last payment was received on 8/1/2023, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,445.94 and PITI is $1,951.97. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a special agent for 49 months.
The loan was originated on 9/2/2020. The Covid-19 attestation is located xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased due to comparable sales being dissimilar. The review of the appraisal The review of the appraisal report shows that the comparables selected are dissimilar in terms of design style, quality of construction, room count, GLA, additional amenities, and property upgrades. Comp #2, with a sales price of xx, is closest to the subject property valued at xx. A xx search shows an estimated value of xx. The current UPB is xx"	* ComplianceEase TILA Test Failed (Lvl 2) "TRID total of payment disclosed on final CD as $529,319.22. Calculated total of payments is $529,668.97 for an under disclosed amount of -$349.75. The disclosed total of payments of $529,319.22 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
41525815	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,792.80	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	$10,979.40	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 9/7/2023, the subject mortgage was originated on xx in the amount of xx with lender xx which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
There is a junior mortgage against the subject property in the amount of xx which was originated on xx with lender xx and recorded on xx.
There is a UCC lien active against the subject property in favor of xx which was recorded on xx.
The first installment of county taxes for 2023 is due on 10/31/2023 for $896.40.
No prior year’s delinquent taxes have been found.
As per the payment history as of 8/10/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $1211.04 (PITI) which was applied to the due date of 8/1/2023. The current P&I is $745.28, and the interest rate is 2.990%. The UPB is xx.	Collections Comments:The loan is performing.
As per the payment history as of 8/10/2023, the borrower is current with the loan and the next due date of payment is 9/1/2023. The UPB is xx.
No foreclosure activity has been found.
No record of bankruptcy filed by the borrower has been found.
As per the final application, the borrower has been working at xx as an xx for 24 years.
No evidence of damage or repair has been found in the collection comments.
As per the collection comments, the subject property is owner occupied.
Covid-19 attestation is available in the loan file at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is ‘as is’, but the tape shows loan was rephrased due to the structural integrity of the property. Based on photographs in the appraisal, the subject property had untreated particle board (OSB) siding on the left side of the dwelling. As a result, the lender was required to either provide satisfactory evidence that the condition was corrected or submit a professionally prepared report indicating, based on an inspection of the property, that the condition does not pose any threat of structural damage to the improvements. 1004D or inspection report on the untreated particle board is missing from the loan document. The appraised value of the subject property is xx. xx search shows subject valued at xx. Current UPB xx. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised CD dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date xx."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
92435190	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,407.36	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/7/2023, the subject mortgage was originated on xx in the amount of xx with lender, xx which was recorded on xxThe chain of assignments has not been provided as the subject mortgage is with the original lender xx.
No active judgments or liens have been found.
Annual combined taxes for 2022 have been paid on 1/31/2023.
No prior year’s delinquent taxes have been found.
As per the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 11/1/2023. The last payment was received on 7/5/2023 in the amount of $2,290.21 (PITI) which applied to the due date of 10/1/2023. The current P&I is $2,233.78, and the interest rate is 2.875%. The UPB is xx.	Collections Comments:The loan is performing.
As per the review of updated payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 11/1/2023. The UPB is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final application, the borrower has been the owner of xx for 21 years and 2 months. The co-borrower has been working as president at xx for 6 years.
No evidence of damage or repair has been found.
Covid-19 attestation is available in the loan file at xx
As per the collection comment dated 3/29/2021, the subject property is located in a FEMA disaster area declared for severe storms. However, CCs do not show any damage."

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.872%. The tape shows income miscalculation, and the recalculated income pushes the DTI to 54.17%. 2021 P&L and three months of business bank statements are missing from the loan documents. Lender defect. The subject loan originated on 3/12/2021, and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.872% as the borrower’s income is $8,743.33 and total expenses are in the amount of $4,360.47. AUS from the time of closing is missing from the loan documents. Post-close DU is available, and its risk recommendation is "Approve/Eligible" at 49.10% DTI."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. A xx search shows an estimated value of $xx. Current UPB: xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as xx. The calculated finance charge is $269,433.53 for an under-disclosed amount of $210.00. The reason for the finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case, originated on xx, and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38180832	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,830.14	07/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 8/8/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 7/6/2023 in the amount of $1,455.79 which was applied for the due date of 8/1/2023. The current P&I is $1,138.68 and PITI is $1,455.79. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 8/8/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per final application, the borrower was working at xx for the period 2/1/2018 to 1/28/2019. Currently, the borrower has been working at xx as an associate for year and 6 months.
As per comment dated 9/7/2021, the occupancy of subject property is vacant. Seller’s tape data shows borrower did not occupy the subject property.
Covid-19 attestation is located at xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape and initial docs in file show that loan was going to be OO but other docs show NOO. Lender determined that loan is NOO. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows credit scores may be impacted by mortgage payment history."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50908652	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,713.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/13/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
The chain of assignment is not complete. Currently, the loan is with the lender, xx. However, this should be with xx.
No active judgments or liens have been found.
2nd half county taxes for 2022 are due on 10/15/2023 in the amount of $2713.00.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 8/8/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $736.86 which was applied for the due date of 8/1/2023. The current P&I is $736.86 and PITI is $1,566.44. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The UPB is xx As per the final application, the borrower has been the owner of xx for 5 years. As per the comment dated, the borrower’s income was impacted by Covid-19. The FB plan was approved and extended several times, and it ended on 7/1/2022. The payment deferral agreement xx shows the deferred amount is xx and the due date has been adjusted from 12/1/2021 to 8/1/2022. As per the comment dated 3/11/2022, the subject property is owner-occupied. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Right of Rescission	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 30.61%. The tape shows the loan was repurchased due to excessive DTI and income stability. The tape shows SE income of $4,588 used by the lender, which is not supported by the gross receipts in the business bank statement and P&L for 2020 and 2019. DTI is 49.77%. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at xx. Current UPB xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date xx."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
60094080	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,206.27	08/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx.
The chain of assignments has not been provided. However, the current mortgage is with the original lender xx
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/11/2023 in the amount of $3,188.58 (PITI), which includes the P&I of $1,501.31, which was applied to the due date of 8/1/2023. The current rate of interest is 2.750% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
The loan was originated on 1/25/2021. As per the seller’s tape data, the borrower was not employed at closing.
As per the collection comment dated 5/24/2023, the subject property is occupied by the owner. No comment pertaining to damage to the subject property has been observed in the loan file.
The Covid-19 attestation is located at xx.
As per the final application, the borrower has been working at xx as a xx for 199 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at xx. Current UPB xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $12,948.50 fees threshold $10,924.07 over by +$2,024.43.

The below fees were included in the test:

Administration Fee paid by Borrower: $895.00
Mortgage Broker Fee (Indirect) $11,005.50
Points - Loan Discount Fee paid by Borrower: $1,048.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $12,948.50 exceeds fees threshold of $10,924.07 over by +$2,024.43.

The below fees were included in the test:

Administration Fee paid by Borrower: $895.00
Mortgage Broker Fee (Indirect) $11,005.50
Points - Loan Discount Fee paid by Borrower: $1,048.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 46.29%. The tape shows the loan being repurchased. The borrower was not employed at the time of closing. Post close showed BWR may have been SE but all income docs were not provided. Borrower defect. The subject loan originated on xx, and the 3-year SOL is active.""
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.29% as the borrower’s income is $11,275.00 and total expenses are in the amount of $5,219.76 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 46.30%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
12630038	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,033.77	08/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx.
There is a break in the chain of assignment. The mortgage was assigned to the lender xx on xx Later, there was an assignment from xx to xx which was recorded on xx. However, no assignment to lender xx has been found. Currently, the assignment is with xx.
No active judgments or liens have been found.
The combined taxes for 2022 have been paid in the amount of $ 3,033.77 on 12/30/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on 08/16/2023 in the amount of $1,483.21 (PITI) which was applied to the due date of 08/01/2023. The monthly P&I is $1,019.82, and the interest rate is 2.990%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 09/01/2023. The current UPB is xx
No foreclosure activity has been found.
As per the collection comment dated 1/18/2023, the subject property is located in FEMA declared disaster area. However, CCs do not show any damage. Further details not provided.
No record of bankruptcy filed by the borrower has been found.
As per the final application, the borrower was previously working at xx for the period 02/04/2019 to 10/04/2019. Later, the borrower started working at xx for the period 10/07/2019 to 06/26/2020. Currently, the borrower has been working at xx as a plumber apprentice since xx.
Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the subject property was a manufactured home; however, Form 70B (Uniform Residential Appraisal Report Manufactured Home Addendum) was not included with the report. Freddie Mac's quality control review process obtained the xx County public records that documented the property being recorded as a mobile home and not a 1-unit single family. Also, the appraiser did not provide at least two comparable sales that were manufactured homes, and market value was not supported. The comps selected are not similar in terms of site value, actual age, property condition, room count, or GLA. Comp #1, with a sales price of xx, is the closest, with the subject property valued at xx. A xx search shows an estimated value of xx. The current UPB is xx."	* Property is Mobile Home (Lvl 2) "The home is affixed to the land.
As per the appraisal report dated 07/xx/2021, the subject property type is a single-family. However, the updated title report dated 09/xx/2023 and seller's tape show the subject property is a manufactured home. The affidavit of affixation document located at xx shows that the home is permanently affixed to the land. However, the VIN/serial number is not available in the legal description of the recorded mortgage. The ALTA 7 endorsement is not attached to the final title policy."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.405% as the borrower’s income is $3,265.53 and total expenses are in the amount of $1,417.41 and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 43.40%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99647506	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,778.69	08/14/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is municipal lien active against the subject property in favor of xx in the amount of $255.56 which was recorded on xx.
There is prior UCC lien active against the prior owner in favor of xx which was recorded on xx. However, the supporting document does not show amount of lien.
2nd half town taxes for 2024 are due on 11/1/2023 in the amount of $1,778.69.
No delinquent taxes have been found.
As per the review of payment history as of 8/14/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on 8/14/2021 in the amount of $2,573.60 which was applied for the due date of 9/1/2023. The current P&I is $1,828.92 and PITI is $2,573.60. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/14/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx.
As per the final application, the borrower worked at xxs for the period 6/11/2018 to 10/26/2020. Currently, the borrower has been working at xx as a xx for 3 months.
The covid-19 attestation is located at xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject was approved at 45.21%. Tape shows the loan was repurchased as the stability of the BWR income was not established. As per WVOE, BWR monthly income is $4,027, which pushes the DTI to 47.47%. BWR has xx FICO and has been 0X30 last 24 months."
* Missing Initial 1003_Application (Lvl 3)     "Missing initial application dated 02/xx/2021 signed by the loan originator."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial LE is missing from loan documents. Subject loan is purchase case, originated on xx and 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.216%, the borrower’s income was $5,720.00 and total expenses are in the amount of $2,586.35 and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
11942704	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,089.49	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/3/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "MERS as nominee for xx".
There is no chain of assignment as the subject mortgage is with the original lender, "xx".
No active liens or judgments have been found against the borrower or subject property.
The county taxes for xx are paid off in the total amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $2,739.90 (PITI) and was applied to the due date of 7/1/2023. The monthly P&I is in the amount of $2,543.69 with an interest rate of 5.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
As per Final 1003, the borrower has been receiving the pension and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows insufficient assets for closing, and a large deposit was not documented. Cash to close is required of $120,497.78 as per the final CD, and the total available assets of xx in DU satisfy cash to close, even after excluding the large unverified deposit of xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2022 reflects Points - Loan Discount Fee at $1,120.00. However, CD dated 07/xx/2022 reflects Points - Loan Discount Fee at $7,840.00. This is an increase in fee of +$6,720.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.58% as the borrower’s income is $15,484.91 and total expenses are in the amount of $7,369.17 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.58%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
19346847	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,389.94	06/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.437%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/2/2023, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on 5/11/2022. The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx". There is a UCC lien against the borrower in favor of xx which was recorded on xx under Inst#xx. No active liens and judgments have been found against the borrower and the property. No prior year delinquent taxes have been found.	According to the payment history as of 7/17/2023, the borrower is current with the loan. The last payment was received on 6/12/2023, which was applied for the due date of 6/1/2023 and the next due date for payment is 7/1/2023. The P&I is $3,227.44 and PITI is $4,206.58. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/17/2023, the borrower is current on the loan. The last payment was received on 6/12/2023, which was applied for the due date of 6/1/2023 and the next due date for payment is 7/1/2023. The P&I is $3,227.44 and the PITI is $4,206.58. The UPB reflected as per the payment history is xx. The subject property is tenant occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. As per the loan application, the borrower was previously working as an xx for the period xx. Currently, the borrower has been working at xx since xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 48.98%. Tape shows asset misrepresentation and red flags with income and employment and re-verification of employment could not be obtained. Further details not provided. Lender defect. The subject loan was originated on xx and 3-year SOL is active."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/xx/2022 does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $2,718.90. This is an increase in fee of $2,718.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx2 and 1-year SOL is expired.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 4/xx/2022 reflects the sum of section C fees and recording fee at $2,058.00. However, CD dated xx reflects the sum of section C and recording fee at $2,606.00. This is a cumulative increase of $342.20 for charges that in total cannot increase more than 10% test. xx for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.983% as the borrower’s income is $10,753.34 and total expenses are in the amount of $5,267.30 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 48.98%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66158464	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,752.17	07/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.437%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for 'xx 'for the amount of xx.
The chain of assignments is complete. Currently, the assignment is with the original lender "xx".
No active liens or judgments have been found against the borrower or subject property.
The county taxes for xx (1st and 2nd installments) have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/13/2023 in the amount of $2,038.85, which was applied to the due date of 7/1/2023. The unpaid principal balance is xx. The current P&I is $2,038.85, and the interest rate is 5.437%.	Collections Comments:The loan is currently performing. The next due date is 8/1/2023. According to the latest payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx, the subject property is impacted by the FEMA disaster. CCs do not show damages. As per the final application, the borrower has been working at "xx." as a foreman roofer / waterproof for xx months.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.79%. Tape shows base income and overtime income were miscalculated, and YTD earnings are not supported by previous years earnings. DTI may be 54%. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.79% as the borrower’s income is $8,007.88 and total expenses are in the amount of $3,507.10 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 44.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45951387	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,720.44	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/02/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for xx have been paid in the amount of xx on 10/19/2021.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $1,371.59 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $1,088.84 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx.
As per the final 1003, the borrower was previously working at "xx" for the period 11/26/2011 to 03/19/2020. Later, the borrower started working at xx" for the period 03/03/2020 to 11/17/2021. Currently, the borrower has been working at "xx" as a xx for xx months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.67%. The tape shows the lender failed to document the 3-year continuation of SSI/disability income, and the revised DTI is at 51.69%. Lender defect. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.67%, as the borrower income is $4,709.00 and total expenses are in the amount of $2,150.59 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 45.67%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20103559	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,936.43	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.499%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx" The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx." No active judgments or liens were found. The 1st and 2nd installments of county taxes for the year xx have been due in the total amount of xx on xx and xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/01/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on 08/01/2023 in the amount of $4,130.69 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $3,407.12 with an interest rate of 6.499%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/01/2023, the borrower is performing with the loan, and the next due date is 9/1/2023. The current UPB is reflected in PH for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by the owner.
As per the final application, the borrower has been working at "xx" as a xx for xx years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.48%. Tape shows employment and paystubs were not verified. Review of the loan documents shows that the paystub and W2 are missing. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the compliance ease delivery and timing test for the initial loan estimate dated 3/xx/2023, and a document tracker proving the initial LE was delivered on 3/xx/2023, which is greater than three business days from the initial application date of xx. TRID is failing for timing of the initial LE."
																																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated 3/xx/2023 was delivered on 3/xx/2023, which is more than 3 business days from the initial application date of 3/xx/2023. The subject loan is a purchase case that originated on xx, and the SOL is 1 year."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of xx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83364264	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,494.89	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/11/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of "xx".
The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx".
No active judgments or liens were found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for the year 2022 have been paid in the amount of xx on xx
The 1st, 2nd, 3rd, and 4th installments of county taxes for the year 2023 have been due in the amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/7/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on 07/31/2023 in the amount of $2,988.24 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,387.77 with an interest rate of 7.00%. The current UPB is reflected on PH in the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/7/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The current UPB is reflected in PH for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
The reason for the default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is not available
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final application, the borrower has been working as a xx for the last xx years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is approved under the DACA C33 loan program and is not salable to Freddie. However, FNMA may buy the loan. The AUS/LP available in the loan documents reflects recommendations as "Accept" at a DTI of 50%."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 8.377% exceeds APR threshold of 7.900% over by +0.477%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 8.380% exceeds APR threshold of 7.900% over by +0.480%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28046505	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,001.43	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/28/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx.
There is no chain of assignment as the subject mortgage is with the original lender “xx. However, it should be with xx.
No active liens or judgments have been found.
No prior year’s delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.

According to the payment history as of 7/13/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/5/2023 in the amount of $4,187.92 (PITI), which includes the P&I of $2,442.18, which was applied to the due date of 7/1/2023. The current rate of interest is 2.99% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/13/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as a production xx for xx months.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased due to the inappropriate location of comparables. All Comp sales are located outside of the subject sub-division and do not support value. The review of the appraisal report shows the comparables selected are dissimilar in physical characteristics like lot size, property age, GLA, bed and bath count, and additional ammenities like fireplace, porch, and pool. The subject is closest in value, location, and style to Comp 2, which last sold for xx. The subject is valued at xx, and the current UPB is xx. xx search shows an estimated value xx for the subject. Elevated for client review."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.475% as the borrower’s income is $13,916.67 and total expenses are in the amount of $6,606.92 and the loan was underwritten by LP (xx) and its recommendation is “accept” with a DTI of 47%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45148148	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/02/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”. However, it should be with xx”.
No active judgments or liens found.
Tax status is to follow.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/17/2023, the borrower is current with the loan. The last payment was received on 7/17/2023, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $3,072.16 and PITI is $3,714.26. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/17/2023, the borrower is current with the loan. The last payment was received on 7/17/2023, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $3,072.16 and PITI is $3,714.26. The UPB reflected as per the payment history is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy.
As per final application, the borrower has been working at “xx” as a xxr and staff for xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2023 reflects Points - Loan Discount Fee at $7,775.00. However, Closing disclosure dated xx  reflects Points - Loan Discount Fee at $7,980.00. This is an increase in fee of +$205.00 for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan closed with "Accept" recommendation status, xx LTV, and under the HFA loan program. However, Freddie Mac does not allow over xx LTLV for 2-family units, and the tape shows the loan may lose its "Accept" recommendation status if the HFA identifier is removed, and the loan may be uninsured."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37865521	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,060.95	07/06/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/26/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for "xx" There is no chain of assignments. Currently, the loan is with the original lender, "xx" No active judgments or liens have been found. The county taxes for xx have been paid in the amount of xx on xx. No prior year’s delinquent taxes have been found.	According to payment history as of 7/18/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/6/2023 in the amount of $553.99 (PITI), which was applied for the due date of 7/1/2023. The current P&I is $359.90 with an interest rate of 4.625%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 7/18/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx.
According to the PACER, the borrower, "xx," had filed bankruptcy under Chapter xx with case number xx on xx. The BK was discharged and terminated on xx.
The loan has not been modified since origination.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
As per the final 1003, the borrower has been xx and is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, "xx" had filed bankruptcy under Chapter xx with case number xx on xx. The schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx Therefore, the unsecured portion is xx. The BK was discharged and terminated on xx.	Not Applicable	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the current FICO is xx Further details were not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 2)     "The loan failed the RESPA timing test because the homeownership counseling organization disclosure was issued three days after the initial application date. The initial loan application date is xx, and the document is dated xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Written List of Service Providers Disclosure Date Test due to settlement service provided list dated xx which is more than 3 business days from initial application date xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test Initial LE dated xx was delivered on xx, which is more than 3 business days from the initial application date of 11/xx/2019. Subject loan is purchase case, originated on xx and the SOL is 1-year has expired."
* LE/CD Issue date test Fail (Lvl 2)     "Loan failed the compliance ease delivery and timing test for the initial loan estimate dated 12/xx/2019 and electronically signed on xx, which is greater than three business days from the initial application dated 11/xx/2019."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.208% as the borrower’s income is $2,018.37 and total expenses are in the amount of $932.65. The loan was underwritten by DU (xx), and its recommendation is "xx."		Moderate	Pass	Pass	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
65998680	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,679.07	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx.”
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active judgments and liens have been found.
The first installment of county taxes for xx is due in the total amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/2/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $2,706.99 (PITI), which includes the P&I of $2,326.76, which was applied to the due date of 8/1/2023. The current rate of interest is 6.125% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/2/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx for xx months. The Co-borrower has been working at xx as an xx for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Appraisal shows last sale was xx at xx. The kitchen and bathrooms were upgraded less than a year ago. No major improvements were made to support the increased sales price of xx on xx. A xx search shows an estimated value of xx. Elevated for client review"	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan is uninsurable by the FHA as it did not meet the property flipping requirements. At the time of the sales contract, the seller had not vested title for xx days."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Unavailable
45077585	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,144.46	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/2/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $1,797.14 with an interest rate of 7.125% which was applied for the due date of 8/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/2/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $1,797.14 with an interest rate of 7.125% which was applied for the due date of 8/1/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at “xx” as a xx” for xx months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the homebuyer education provider used on the loan is not HUD/Fannie Mae compatible. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
57596551	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,163.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/2/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $789.89 with an interest rate of 6.125% which was applied for the due date of 8/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/2/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $789.89 with an interest rate of 6.125% which was applied for the due date of 8/1/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at “xx” as an xx for xx months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Operating income statement document is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is xx The tape shows that the initial 1003 and other initial disclosures were not provided to co-borrower. Further details not provided."
																																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Unable to calculate the DSCR ratio due to missing supporting documents (1007, 216, and lease agreement) to capture the rent in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
43058864	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,665.78	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “MERS as the nominee for xx”.
There is a mechanical permit open against the subject property with xx by the xx Township.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/2/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $1,220.68 (PITI), which includes the P&I of $884.97, which was applied to the due date of 8/1/2023. The current rate of interest is 6.375% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/2/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. The appraisal report in the loan file located at “xx” is subject to completion due to the installation of new HVAC and AC units per the lender's bid. The improvement section shows the property condition as xx. Also, the photo addendum shows the shower not functioning. The invoice document located at “xx” reflects $9,317.00 as the cost to complete the work. However, the appraisal 1004D update/completion report is missing from the loan documents. Also, CCs do not show any damage.
As per the final application, the borrower xx has been working at xx as an xx for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx is subject to completion for installation of new HVAC and AC units. Also, the photo addendum shows the shower in the half bath was not functioning at the time of inspection. The estimated cost to complete the work is xx 1004D is missing from the loan document, and the final CD reflects a holdback in the amount of xx"
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4)     "The subject loan was approved at 36.94%. Tape shows the mortgage payment of $1996 for the non-occupying BWR2 was not included in the total debts, and the DTI is 53%. BWR2 is the primary income earner for subject transaction. BWR1 works for BWR2 and has minimal residual income. Further details not found. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active.""
																																																																																																						* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx 1004D is missing from the loan documents. However, proof for release of escrow holdback is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63844826	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,590.00	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/14/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/2/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/5/2023 in the amount of $2,408.64 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $2,153.37 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/2/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx.
As per final 1003, the borrower was previously working at “xx” for the period 11/10/2020. Later, the borrower started working at “xx” for the period xx to xx. Currently, the borrower has been working at “xx.” as a xx for xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the brokerage/finder fee test due to fees charged $8,898.92 exceeds fees threshold of $6,726.00 over by +$2,172.92.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $7,623.92
Processing Fee paid by Borrower: $580.00
Underwriting Fee paid by Borrower: $695.00."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows xx deposit was not sourced and BWR was only has xx sourced and verified of the xx funds to close. BWR has a 739 credit score and DTI 38%. Downgraded to LVL3."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
63836919	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,186.00	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/11/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
Combined 1st and 2nd half taxes are due in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 7/31/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $3,715.39 which was applied for the due date of 8/1/2023. The current P&I is $2,799.57 and PITI is $3,715.39. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The UPB is xx. As per the final application, the borrower has been working at xx as a xx for 2 years. No foreclosure activity has been found. No details related to the bankruptcy have been found. No details have been found regarding damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the prohibited fees test.
The below fees were included in the test:
MERS Registration Fee paid by Borrower: $11.95
Title Courier Fee paid by Borrower: $35.00
Title IA Guaranty Fee paid by Borrower: $175.00
Underwriting Fee paid by Borrower: $695.00."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows a desktop appraisal was used on the subject loan with an LTV of xx, which is not acceptable by either agency. However, a review of the loan documents shows that a full appraisal with interior and exterior inspections was performed before and after closing. Both appraisals came in with a value of xx for the subject property. Desktop appraisal, as said in the defect, is not available in the loan for review."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45476056	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,864.38	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	xx	xx	Secondary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/14/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for xx have been paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/2/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $1,076.57 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $816.40 with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/2/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at "xx" as an xx for xx years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	XX	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows that the property is a xx condo. Subject is a unit at the xx SC. Subject complex has active rental pool, water park, restaurants among other commercial amenities. The original appraised value is xx, and the current UPB is xx. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as xx calculated finance charge is $172,126.25 for an under disclosed amount of -$125.05. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,634.55 exceed fees threshold of $3,652.47 over by +$981.33.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,164.55
Processing Fee paid by Borrower: $580.00
Technology Verification Fee paid by Borrower: $195.00
Underwriting Fee paid by Borrower: $695.00

Loan fails Qualified mortgage lending policy points and fees test due to fees charged $4,634.55 exceed fees threshold of $3,652.47 over by +$981.33.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $3,164.55
Processing Fee paid by Borrower: $580.00
Technology Verification Fee paid by Borrower: $195.00
Underwriting Fee paid by Borrower: $695.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Property is in a flood-zone area. However, flood insurance policy is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
25010599	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,976.05	07/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.629%	360	360	xx	xx	$80,116.37	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/22/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 7/27/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 7/1/2023 in the amount of $1,650.00 which was applied for the due date of 7/1/2023. The current P&I is $1,209.41 and PITI is $1,650. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/27/2023, the borrower is current with the loan and the next due date is 8/1/2023. The UPB is xx. As per final 1003, the borrower has been working at xx as a xx for xx years. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the refinancing of the subject loan did not benefit the borrower. File shows xx BWR cash out xx."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.029% as the borrower’s income is $10,190.76 and total expenses are in the amount of $4,792.65 and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of 47.03%"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2410871	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$3,370.18	07/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.717%	360	360	xx	xx	$33,692.64	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/17/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx However, it should be with xx.
 There is an active mortgage that was recorded prior to the subject mortgage. The prior mortgage was originated on xx, and recorded on xx, in the amount of xx with "MERS as nominee for "xx".
There is one prior state tax lien against the borrower in favor of "xx", which was recorded on xx in the amount of xx.
The first and second installments of combined taxes for xx have been paid in the total amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of 7/27/2023, the borrower is current with the loan, and the next due date is 7/1/2023. The last payment was received on 7/11/2023 in the amount of $2,721.72 (PITI) which was applied for the due date of 6/1/2023. The current P&I is $2,169.54 with an interest rate of 7.717%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
 According to payment history as of 7/27/2023, the borrower is current with the loan, and the next due date is 7/1/2023. The current UPB reflected as per the payment history is xx
As per the final application, the borrower is xx. He has been the owner of "xx" for xx years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Closing_Disclosure violations (Lvl 3) "The subject property is xx and the purpose of transaction is Refinance Cash-Out. However, the final CD reflects the purpose of transaction as purchase."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject property is xx The tape shows delinquency. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
22000645	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,960.25	07/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/21/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, "xx" There is a junior mortgage that was originated on xx and recorded on xx with the lender "xx" at xx for the amount of xx. The annual county taxes for 2022 for parcel ID: xx were paid on xx in the amount of xx. The annual county taxes for xx for parcel ID: xx were paid on xx in the amount of xx. The water/sewer charges are paid on xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/27/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/11/2023 in the amount of $4,924.21 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx. The current P&I is $3,925.16 and the interest rate is 6.125%.

Collections Comments:The loan is currently performing, and the next due date is 8/1/2023. The last payment was received on 7/11/2023 in the amount of $4,924.21 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of “xx” for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) ""Appraisal report reflects ‘as is', but the improvement section and photo addendum shows some unfinished interior paint and a missing electrical cover. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback.""
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date xx.

TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test failed due to this loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is before any loan estimate delivery date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Revised Loan Estimate Delivery Date Test failed due to revised loan estimate dated 1/xx/2023 borrower received on 2/xx/2023 which is less than 3 business days from the consummation date xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the risk class of AUS/LP is caution due to layering of risk. Subject loan is a jumbo loan with xx LTV and xx DTI. The reason for the xx risk level could not be determined. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
26918159	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$397.70	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$790.53	xx	5.331%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,698.93	06/01/2023	Financial Hardship	The review of the updated title report dated 08/22/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with the original lender, “xx”.
No active judgments or liens were found.
The 2nd installment of county taxes for the year of xx is due in the total amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/21/2023, the borrower is current with the loan. The last payment was received on 7/3/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The P&I is $1,698.93 and PITI is $1,789.65. The UPB reflected as per the payment history is xx. The first payment date is xx. The loan is interest only for 12 months.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/21/2023, the borrower is current with the loan. The last payment was received on 7/3/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The P&I is $1,698.93 and PITI is $1,789.65. The UPB reflected as per the payment history is xx. The loan is interest only for xx months.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
As per the final application, the borrower is xx. He has been the owner of "xx" for xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 4/18/2023 with a new principal balance of xx. The borrower promises to pay the new modified P&I of $1,698.93 with the new fixed interest rate of 5.331% beginning from 6/1/2023 to the new maturity date of 5/1/2053.	Missing DU/GUS/AUS	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.70%. Tape and file shows post-close QC showed the lender used the xx tax return to qualify SE BWR, and the income declined at the time of closing. The revised DTI is 54.08%, invalidating AUS. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* Compliance Testing (Lvl 3) "This loan failed the qualified mortgage interest-only test. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage that does not allow the consumer to defer repayment of principal."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 11/xx/2021 reflects Transfer Taxes at $939.00. However, final CD dated xx reflects Transfer Taxes at $1,040.00. This is an increase in fee of +$101.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed GSE (Fannie Mae Public Guidelines) Amortization Test. The loan has a date creditor received application before xx, the loan contains an interest-only feature, and the loan has a date creditor received application on or after xx and the loan is not fully amortizing."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for initial CD dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is at the consummation date xx"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report at the time of closing is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.436% exceeds APR threshold of 5.260% over by +0.176%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.495% exceeds APR threshold of 5.260% over by +0.235%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24385731	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,336.33	07/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/18/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
County 1st half taxes for 2023 are due on xx in the amount of xx.
Water/sewer charges are due on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 7/27/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 7/11/2023 in the amount of $891.16 which was applied for the due date of 8/1/2023. The current P&I is $707.23 and PITI is $891.16. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/27/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per final application, the borrower has been working at xx as team leader for xx years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Compliance Testing (Lvl 3) "Subject is xx and CE was not run on the loan. Tape shows that the TRID points and fees test failed. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56780135	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,169.00	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/17/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender "xx”.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xx were paid on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/27/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 7/17/2023 in the amount of $1,659.78 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx. The current P&I is $1,659.78 and the interest rate is 7.625%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on 7/17/2023 in the amount of $1,659.78 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx, the subject property is owner-occupied. As per the comment dated xx, the reason for default is curtailment of income. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx" as an xx xx for xx months. The Covid-19 attestation is located at "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures	XX	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application dated xx is not signed by the loan originator."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Operating income statement and rent schedule are missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
74602540	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,784.83	07/20/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/17/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx. No active judgments or liens have been found. All prior years' taxes have been paid.	As per the review of payment history as of 07/21/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on 07/20/2023 in the amount of $1,321.31 which was applied for the due date of 08/01/2023. The current P&I is $970.18 and PITI is $1,321.31. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 07/21/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as xx. for xx years.
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76494563	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,689.05	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/10/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2023 has been paid in the amount of xx on xx.
The second installment of county taxes for 2023 is due in the amount of xx.
The annual installments of utility charges for 2023 are due in the amount of xx
No prior year’s delinquent taxes have been found.	According to payment history as of 8/2/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $1,974.43 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $1,520.88 with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/2/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at "xx" as a special inve for xx years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48%. Tape shows the lender excluded the monthly payment on student loan debt from the DTI calculation, and the new DTI is 65.10%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for revised LE #1 dated 09/xx/2022. Document tracker is missing and 3 business days were added to get receipt date 09/xx/2022 which is after the revised LE#2 dated 9/xx/2022 which was electronically signed on xx
* Missing Initial 1003_Application (Lvl 3)     "Initial application dated 9/xx/2022 not signed by the loan originator."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.99% as the borrower’s income is $4,197.00 and total expenses are in the amount of $2,014.43 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 48.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
7316842	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,047.23	07/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/09/2023, shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "MERS as nominee for xx".
The chain of assignments has not been completed. The current mortgage is with "xx." However, it should be with xx".
The annual county taxes for the year xx have been paid in the total amount of xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/21/2023, the borrower is current with the loan, and the next due date is 08/01/2023. The last payment was received on 07/14/2023 in the amount of $2,220.95 (PITI) and was applied to the due date of 07/01/2023. The monthly P&I is in the amount of $1,934.47 with an interest rate of 5.990%. The current UPB is reflected in PH for the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/21/2023, the borrower is current with the loan, and the next due date is 08/01/2023. The current UPB is reflected in PH for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
As per the Notice of Commencement report dated xx, located at "xx", the subject property has repairs of xx and flat.
As per tape data, the subject property is owner-occupied.
The subject property is at "xx, in "xx" County, located at "xx". As per collection comment dated xx, the FEMA disaster was declared on xx for severe storms, tornadoes, and flooding. We are unable to determine from the available collection comments whether the subject property is affected by a FEMA disaster or not.
No information has been found related to the COVID-19 pandemic.
As per the final application, the borrower has been working at "xx" as a mechanic for xx months.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.43%. Tape shows the lender did not include child support debt in the DTI calculation, and the new DTI is 55.93%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."	* Missing Initial 1003_Application (Lvl 3) "Missing initial application dated 9/xx/2022 signed by the loan originator."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
51957032	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$797.79	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/10/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx."
The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx" instead of xx."
No active judgments or liens were found.
The xx county annual taxes have been due in the amount of xx on xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on 08/01/2023 in the amount of $2,446.62 and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,997.39 with an interest rate of 7.63%. The current UPB is reflected in the PH for the amount of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on 08/01/2023 in the amount of $2,446.62 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,997.39 with an interest rate of 7.63%. The current UPB is reflected on the PH in the amount of xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx, has been working at xx as a manager for xx years.
The reason for the default is not available.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The subject loan originated as a xx Tape shows that the condo project is not eligible for the Freddie Mac list due to non-owner occupancy at 84.7% of the condo project and the master hazard insurance policy not reflecting the HOA as insured. Further details not provided. Appraisal report is "as is" and the subject is valued at xx xx search shows subject valued at xx Current UPB is xx Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $16,019.04 and annual payments (debt service) are xx DSCR ratio is 0.57."
																																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application dated 2/xx/2023 is not signed by the loan originator."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
93568153	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,792.14	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 08/09/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx
No active judgments or liens have been found.
All prior years of taxes have been paid.
As per the review of payment history as of 08/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on 08/01/2023 in the amount of $1004.50 (PITI), which was applied for the due date of 08/01/2023. The current P&I is $674.49, and the interest rate is 6.00%. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/01/2023, the borrower is current with the loan and the next due date is 09/01/2023. The UPB is xx.
As per final 1003, the borrower was previously working at xx for the period 04/23/2018 to 12/31/2021. Later, the borrower started working at xx PC as a xx from xx.
The post-closing details regarding the bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	3: Curable		* Missing Initial 1003_Application (Lvl 3) "Initial application dated 2/xx/2023 is not signed by the loan originator."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is xx and was approved at 49.13%. The tape shows income and employment misrepresentation and the revised DTI exceeds 50%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42810	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,280.51	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/10/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignment is incomplete. The current assignment is with “xx” However, it should be with xx
There is a building permit recorded with the permit# xx. However, the permit status is xx.
Annual county taxes for xx are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/28/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/17/2023 in the amount of $905.17 with an interest rate of 4.250% which was applied for the due date of 7/1/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/28/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/17/2023 in the amount of $905.17 with an interest rate of 4.250% which was applied for the due date of 7/1/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx, the borrower’s income was impacted by Covid-19. The servicer provided FB plans that ran and were extended several times from 12/1/2021 to 5/1/2022.
As per the final application, previously, the borrower was working at xx as a manager for the period 3/1/2013 to 5/18/2015. Later, the borrower was working at xx as a service advisor for the period 7/20/2015 to 8/20/2016. Currently, the borrower has been working at xxr for xx months.
Appraisal report reflects "as is" but the photo addendum shows damaged stucco. However, the appraisal report does not reflect cost to complete the repair. The updated 1004D is missing from the loan file. CCs do not show any damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Missing Required Disclosures	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects "as is", but the photo addendum shows damaged stucco. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.12%. Tape shows BWR income and rental income from REO properties were miscalculated. Further details not provided. Lender defect. The subject loan was originated on 9/xx/2017, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan file."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.12%, as the borrower’s income is $3,415.00 and total expenses are in the amount of $1,643.45 and the loan was underwritten by LP (xx) and its recommendation is 'Accept/Eligible' with a DTI of 48.00%."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73732519	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,619.50	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/14/2023 shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of "xx".
The chain of assignments is incomplete. Currently, assignment is with the original lender "xx". It should be "xx".
No active judgments or liens were found.
The combined taxes for xx are paid off in the total amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/17/2023, the borrower is performing with the loan, and the next due date is 08/01/2023. The last payment was received on 07/17/2023 in the amount of $943.14 (PITI) and was applied to the due date of 07/01/2023. The monthly P&I is in the amount of $640.33 with an interest rate of 4.375%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/17/2023, the borrower is performing with the loan, and the next due date is 08/01/2023. The current UPB is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the property is not occupied by the owner.
As per the final 1003, the borrower has been working at "xx" as a xx for xx years.
The Covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as xx but the tape indicates that the property is xx due to misrepresentation. Further details were not provided. Elevated for client review.""	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the Kansas license validation test due to xx requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a Kansas Mortgage Company license. The Office of the xx has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx. No lock extension found."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.101% exceeds APR threshold of 4.660% over By +0.441%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test ( xx ) due to an APR calculated 5.103% exceeds APR threshold of 4.660% over by +0.443%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
46519492	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,942.71	07/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	$111,534.91	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”. However, it should be with “xx”.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/2/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/1/2023 in the amount of $1,957.03 (PITI), which includes the P&I of $1,680.66, which was applied to the due date of 7/1/2023. The current rate of interest is 5.50% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/2/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx as an xx for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing Required Disclosures Mortgage	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 35.98%. Tape and file shows a divorce decree supporting the omission of debts and verification of child support and alimony is missing from the loan documents. DTI is 43.8%. Further details not found. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."
* Mortgage missing / unexecuted (Lvl 4) "The recorded copy of the mortgage is available in the pro-title report located at xx". However, the mortgage document is incomplete; pages xx are missing from the mortgage document. Reaching out to PT for clarification."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage points and fees test due to Fees charged $10,709.72 Exceeds Fees threshold of $8,665.82 Over by +$2,043.90
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Mortgage Broker Fee (Indirect) $5,180.00
Points - Loan Discount Fee paid by Borrower: $4,534.72"
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Finance Charge Test: Finance charge disclosed on Final CD as $315,991.25. Calculated Finance charge is $316,172.30 for an under disclosed amount of $181.05.

Loan failed TILA Foreclosure Rescission Finance charge of $315,991.25 exceeds Disclosed Finance charge of $316,172.30 over by -$181.05.

TILA Post-Consummation Revised Closing Disclosure Finance Charge Test failed Finance charge disclosed on PCCD as $315,997.25. Calculated Finance charge is $316,172.30 for an under disclosed amount of $175.05.

TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test failed as finance charge disclosed on PCCD as $315,997.25. Calculated Finance charge is $316,172.30 for an under disclosed amount of $175.05.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

Subject loan is a refinance, originated on xx and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as Initial CD is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $10,709.72 Exceeds Fees threshold of $8,665.82 Over by +$2,043.90.
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Mortgage Broker Fee (Indirect) $5,180.00
Points - Loan Discount Fee paid by Borrower: $4,534.72

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $10,709.72 Exceeds Fees threshold of $8,665.82 Over by +$2,043.90..
The below fees were included in the test:
Administration Fee paid by Borrower: $995.00
Mortgage Broker Fee (Indirect) $5,180.00
Points - Loan Discount Fee paid by Borrower: $4,534.72"
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final LP is missing from the loan documents. Post-closing LP is located atxx"
* Missing Initial 1003_Application (Lvl 3)     "Initial application dated 7/xx/2022 not signed by the loan originator."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure dated xx is missing from the loan documents. DT is located at_xx."
* Missing Initial LE (Lvl 3)     "Initial LE dated 7/xx/2022 is missing from the loan documents. DT is located at_xx."
* Missing Required Disclosures (Lvl 3)     "MERS rider is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																																							* RESPA Homeownership Counselling Disclosure Date Test Fail (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."			Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29777293	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,169.68	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated 08/23/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx The chain of assignments has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of 08/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on 08/01/2023 in the amount of $583.74 which was applied for the due date of 09/01/2023. The current P&I is $447.92 and PITI is $583.74. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/01/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The UPB is xx
As per the final application, the borrower previously worked at "xx" for the period 04/18/2019 to 05/27/2020. Currently, the borrower has been working at xx as a xx for xx years.
The Covid-19 attestation is available in the loan file located at (xx).
The post-closing details regarding the bankruptcy have not been found.
As per comment dated xx, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan exceeding the interest party contribution (IPC) limit of 3%. The LTV is xx FCD reflects a seller credit of xx and the sales price of xx ITP goes to 4.28%, which exceeds the conventional IPC limit of 3%."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2082	Not Applicable
91578582	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,125.56	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/22/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
All prior year's taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 7/28/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $1,509.64 which was applied for the due date of 7/1/2023. The current P&I is $1,183.08 and PITI is $1,509.64. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/28/2023, the borrower is current with the loan and next due date is 8/1/2023. The UPB is xx.
As per the final application, the borrower has been working at xx I for xx years, and currently, the borrower has been working at xx I for xx months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "Tape shows income is ineligible. The borrower is a nurse and working with “xx” and getting wages of $5,328.35. As per review, the DTI is 43.705%. Further details not found."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.705%, as the borrower’s income is $5,328.35 and total expenses are in the amount of $2,328.73. The loan was underwritten by LP (Locator#xx_pg#595), and its recommendation is "Accept" with a DTI of 44.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58418899	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$9,250.82	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,061.30	10/01/2022	Financial Hardship	The review of the updated title report dated 08/18/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx” with the Instr#xx.
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx
There is a prior mortgage active against the subject property in favor of “xx” in the amount of xx which was recorded on xx with the xx
UT shows junior xx contract against the subject property recorded on xx with the amount of xx under xx
No delinquent taxes have been found for the prior year.	According to the payment history as of 8/7/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $1,061.30 with an interest rate of 3.990% which was applied for the due date of 8/1/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/7/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/7/2023 in the amount of $1,061.30 with an interest rate of 3.990% which was applied for the due date of 8/1/2023. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated xx, the borrower’s income was impacted by Covid-19. The servicer provided an FB plan which ran and was extended several times from 10/1/2020 to 5/1/2021.
The Covid-19 attestation is available at “xx”.
As per the final application, the borrower has been working at “xx” as a  xx” for xx months.
The appraisal report dated xx is “subject to completion” due to multiple repairs. The collection comment dated xx also shows there were damages to the property. However, the 1004D/completion report dated 2/21/2022 is available at "xx". The final CD does not reflect any holdback. The proof of release of escrow holdback is available at "xx". Also, the affidavit of completion document is available at xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx The new modified rate is 3.990% and borrower promises to pay the P&I of $1,061.30 which began on 10/1/2022. The new principal balance is xx The interest bearing amount is xx and the maturity date is 9/1/2062. Reason for modification is financial hardship.	Initial 1003_Application Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is 120+ days delinquent. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect points - loan discount fee. However, the final CD dated xx reflects points - loan discount fee at $3,325.00. This is an increase in fees of $3,325.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx and the 3-year SOL is expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70312404	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,815.27	06/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$695.71	10/01/2021	Financial Hardship	According to the updated title report dated 08/23/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
All prior years taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 7/28/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 6/6/2023 in the amount of $1,244.90 which was applied for the due date of 7/1/2023. The current P&I is $695.71 and PITI is $1,244.90. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of 7/28/2023, the borrower is current with the loan and next due date is 8/1/2023. The UPB is xx.
As per the final application, the borrower has been working at xx as a xx for xx years.
As per comment dated xx, borrower’s income was impacted by Covid-19. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx The new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $695.71 with a modified interest rate of 3.000 % starting on 10/1/2021 and continuing until the new maturity date of 9/1/2061. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Missing Dicsloures Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.98%. Tape shows income miscalculations. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects appraisal  fee at $600.00. However, final CD dated 07/xx/2018 reflects appraisal fee at $650.00. This is an increase in fee of +$50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.981% as the borrower’s income is $8,715.44 and total expenses are in the amount of $4,181.79 and the loan was underwritten by DU xx) and its recommendation is "approve/eligible" with a DTI of 47.98%."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11175199	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,006.15	07/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/22/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with "xx” recorded on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xx were paid on xx in the amount of xx
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/13/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/7/2023 in the amount of $1,736.71 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx The current P&I is $1,368.39 and the interest rate is 3.875%.

Collections Comments:The loan is currently performing, and the next due date is 8/1/2023. The last payment was received on 7/7/2023 in the amount of $1,736.71 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx, the borrower’s income was impacted by Covid-19. The forbearance plan for 9 months began on 4/1/2022 and ran until 1/1/2023. As per the comment dated xx, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx" in marketing for xx months.
The Covid-19 attestation is located at xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Origination Appraisal	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is 120+ days delinquent. Further details not provided."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated 5/xx/2021 does not reflect the escrow holdback admin fee. However, the final CD dated xx reflects the escrow holdback admin fee at $900.00. This is an increase in fees of $900.00 for charges that cannot increase. The loan estimate dated 5/xx/2021 reflects an appraisal fee at $650.00. However, the final CD dated xx reflects an appraisal fee at $1,000.00. This is an increase in fee of $350.00 for charges that cannot increase.  This is a cumulative increase in fees of $1,250.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.511% as the borrower’s income is $7,039.63 and total expenses are in the amount of $3,133.41. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 44.51%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59802372	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,407.64	06/30/2023	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/17/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has been completed as the mortgage is currently assigned to xx”. The last assignment was recorded on xx.
No active liens and judgments have been found.
The combined taxes for the year xx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/13/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 06/30/2023 in the amount of $604.33 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is $295.66, and the interest rate is 4.250%. The current UPB is xx	Collections Comments:The current status of the loan is in bankruptcy.
According to the payment history as of 07/13/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 06/30/2023 in the amount of $604.33 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is $295.66, and the interest rate is 4.250%. The current UPB is xx.
The foreclosure was initiated and the complaint was filed on xx The FC judgment was entered on xx and the sale was scheduled for xx However, the foreclosure was placed on hold due to BK filed by the borrower. Further details not provided.
According to the collection comment dated xx the litigation action was filed on xx Unable to confirm the matter of litigation. However, as per the comment dated xx the litigation file was closed when the FC judgment was granted and entered on xx Further details not provided.
No evidence of damage or repair has been found.
As per the final 1003, the borrower has been working at xx as a xx for xx years.
Foreclosure Comments:According to the collection comments, the foreclosure was initiated and the complaint was filed on xx The FC judgment was entered on xx and the sale was scheduled for xx However, the foreclosure was placed on hold due to BK filed by the borrower. Further details not provided.
Bankruptcy Comments:According to the PACER report, the borrower filed bankruptcy under Chapter xx case#xx on xx As per Schedule D of the voluntary petition, the amount of the scheduled claim is xx and the value of the collateral is xx The plan was confirmed on xx The POC was filed on xx for the secured claim of xx and arrearage in the amount of xx As per the confirmed Chapter 13 plan, the borrower proposes to pay xx monthly for xx months. The bankruptcy case was discharged on xx As per the trustee's final report dated xx the debtor paid principal in the total amount of xx and arrearage of xx to the subject creditor, PrimeLending.	Not Applicable	Affiliated Business Disclosure	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is being reclassified as delinquent. The last full payment was made in June 2017, and the loan is still due on xx. Further details were not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.49%. Tape shows that undisclosed debt was opened prior to closing. Further details not provided. BWR defect. The subject loan was originated on 6/xx/2016, and the 3-year SOL has expired."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of $619.69."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 5.184% exceeds APR threshold of 5.140% over by +0.044%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR §  1026.35(a)(1)) due to an APR calculated at 5.184% exceeding the APR threshold of 5.140% over by +0.044%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.491% as the borrower’s income is $3,228.93 and total expenses are in the amount of $1,404.31. The loan was underwritten by DU (xx and its recommendation is "Approve/Eligible" with a DTI of 43.49%."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83782397	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,008.66	07/24/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,177.27	04/01/2022	Financial Hardship	According to the updated title report dated 08/22/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, “xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/4/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/24/2023 in the amount of $1,665.05 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $1,177.27 with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/4/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at "xx" as a xx for xx years.
The modification agreement was signed between the borrower and lender with an effective date of xx
As per the comment dated 05/26/2023, payment dispute has been noted. Further details not provided.
As per the comment dated 09/27/2021, the borrower's income was impacted by Covid-19. As per the comment dated 06/21/2021, the borrower was approved for a 3-month FB plan.
As per the comment dated 05/17/2022, the subject property is owner occupied.
As per the comment dated 04/07/2022, the subject property has been affected by natural disaster. CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower "xx" and the lender "xx" with an effective date of 02/22/2022. As per the modified term, the new principal balance is xx The borrower promises to pay $1,177.27 monthly with a modified interest rate of 2.875% beginning on xx with a maturity date of xx The loan has been modified once since origination.	Appraisal (Incomplete)	XX	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "As per the PUD rider, the property type is PUD. The final 1003 shows HOA fees of $107.00. However, the appraisal does not reflect that the property type is PUD."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 42.57%. Tape shows the BWR income used to qualify was not supported. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL has expired."
																																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan document."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
74225516	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$12,551.99	07/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	$304,947.27	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$3,498.88	04/01/2021	Financial Hardship	According to an updated title report dated 08/19/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
The chain of assignments has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
All prior years’ taxes have been paid.
As per the review of payment history as of 07/18/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/10/2023 in the amount of $4976.69 which was applied for the due date of 07/01/2023. The current P&I is $3498.88 and PITI is $4976.69. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 07/18/2023, the borrower is current with the loan, and the next due date is 08/01/2023. The UPB is xx
As per the final application, the borrower has been the owner of xx for xx years.
As per the comment dated xx the reason for default is Covid-19. Further details not provided.
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx The new modified rate is 2.875% and borrower promises to pay the P&I of $3,498.88 which began on 4/1/2021. The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for modification is financial hardship.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.99%. The tape shows unallowable rental income was used on the loan by the lender, and excluding it may push DTI higher. Further details not provided. Lender defect. The subject loan originated on 11/xx/2017, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/xx/2017 reflects Points - Loan Discount Fee at $5,625.00. However, CD dated xx reflects Points - Loan Discount Fee at $12,500.00. This is an increase in fee of $6,875.00 for charges that cannot increase. SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.85%, as the borrowers' income is $13,449.69 and total expenses are in the amount of $6,570.92 and the loan was underwritten by LP (xx) and its recommendation is 'Accept/Eligible' with a DTI of 49.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14101072	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$518.58	$3,227.77	07/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/22/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "MERS as nominee for xx"
The chain of assignments is complete. Currently, assignment is with the original lender "xx".
No active judgments or liens were found.
The city taxes for xx (1st installment) were paid in the total amount of xx on xx.
The city taxes for xx (2nd installment) are delinquent in the total amount of xx for the due date of xx, which are payable through xx.
The city taxes for xx (1st installment) are due in the total amount of xx.
According to the payment history as of 7/18/2023, the borrower is current with the loan, and the next due date is 8/01/2023. The last payment was received on 7/10/2023 in the amount of $1,182.09 (PITI), which was applied for the due date of 7/1/2023. The monthly P&I is in the amount of $728.13 with an interest rate of 3.375%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/18/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the final 1003, the borrower is currently working at "xx" as a machine operations for xx years.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	3: Curable		* Missing Initial 1003_Application (Lvl 3) "Initial application signed by originator is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.15%. Tape shows BWR was not employed at the time of closing. Per WVOE, BWR is actively employed. Further details not provided. BWR defect. Subject loan was originated on xx and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2069	Not Applicable
93815094	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,955.19	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/18/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "MERS as nominee for xx". The chain of assignments has not been provided. The mortgage is with the lender"MERS as nominee for xx, which was recorded on xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/18/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $3,960.76 (PITI), which includes the P&I of $2,847.01, which was applied to the due date of 7/1/2023. The current rate of interest is 3.875%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/18/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx from xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 38.51%. Tape shows the BWR2 income used to qualify was not supported. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
50628268	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,267.36	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/22/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender “xx.
No active judgments or liens have been found.
The first installment of county taxes for xx has been paid in the amount of xx on xx.
The second installment of county taxes for xxis due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/4/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $2,714.66 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $2,055.64 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/4/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx
As per the final application, the borrower has been working at "xx" as a xx for xx years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as xx but the tape indicates that the property is xx due to misrepresentation. BWR lives in xx, MN, and the subject is in xx Further details not provided. Elevated for client review."	* Loan program disclosure missing or unexecuted (Lvl 3) "The subject was approved at 25%. Tape shows income document discrepancy. File shows correspondence between lender and BWR with LOE explaining that BWR consolidated his companies and the names changed. Appears reasonable and documented."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11683252	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,301.15	07/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/17/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “MERS as nominee for xx.
The chain of assignment has not been provided as the subject mortgage is with the original lender xx.”
No active liens and judgments have been found.
The annual combined taxes for the year of 2022 have been paid in the total amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/18/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/13/2023 in the amount of $3,807.99 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is $3,058.82, and the interest rate is 4.875%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/18/2023, the borrower is current with the loan and the next due date is 08/01/2023. The current UPB is xx.
No evidence of foreclosure activity has been found.
No record of bankruptcy filed by the borrower has been found.
As per the final application, the borrower was previously working at xx for the period 3/30/2020 to 8/27/2021. Later, the borrower started working at xx from 8/16/2021 to 2/1/2022. Currently, the borrower xx xx as a xx on xx The co-borrower has been working at xx for 1 year and xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report reflects "as is," but the photo addendum shows interior drywall cracks, masonry separation at entry and missing siding. The estimated amount of repair could not be determined and 1004D is missing from the loan document. Final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 49.65%. The tape shows undisclosed debts were open prior to closing. Further details were not provided. Borrower defect, the subject loan originated on xx and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.655%, the borrower income is $20,096.15 and total expenses are in the amount of $9,978.71 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 50%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx"	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
8903641	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,453.64	07/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/21/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $171,740.00 in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided as the mortgage is with the original lender xx.
No active liens and judgments have been found.
The county taxes for the year xx have been due on xx in the amount of xx.
 No prior year’s delinquent taxes have been found.
According to the payment history as of 07/14/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/10/2023 in the amount of $ $1,597.34 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is $1,157.04, and the interest rate is 7.125%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/14/2023, the borrower is current with the loan and the next due date is 08/01/2023.  The current UPB is xx
As per tape data, the property is occupied by the owner.
No evidence of damage or repair has been found.
No foreclosure activity has been noted.
As per the final application, the borrower has been working at xx as an xx for xx years and xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report dated xx was subject to the completion of repairs for renovation. The estimated amount of repairs was xx and 1004D shows repairs were completed satisfactorily. The tape shows that the subject's property condition prior to repairs was not disclosed correctly. As per appraisal, the subject condition was C3 on xx with major repairs and improvements. xx search shows an estimated value of xx Current UPB is xx Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the TRID total of payments test due to total of payment disclosed on final CD as xx Calculated total of payments is $436,490.71 for an under disclosed amount of -$3,176.82. Reason for total of payments under disclosure is unknown."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test due to finance charge disclosed on final CD as xx Calculated finance charge is $263,496.71 for an under disclosed amount of -$3,176.82.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.
TI
Loan failed TILA post-consummation revised closing disclosure finance charge test due to finance charge disclosed on post CD xx Calculated Finance charge is $263,496.71 for an under disclosed amount of -$3,176.82.  Reason for finance charge under disclosure is unknown as the Fee Itemization is missing.

The subject loan is a purchase, originated on xx and the SOL of 1 year is active."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20213160	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,008.50	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	$72,426.47	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/18/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx”
The chain of assignments has not been provided as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
The county taxes for the year xx have been paid in the total amount of xx The county taxes for 2023 are due in the amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/27/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/03/2023 in the amount of $652.00 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is $497.75, and the interest rate is 6.50%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 07/27/2023, the borrower is current with the loan and the next due date is 08/01/2023. The current UPB is xx. No evidence has been found regarding damage or repairs.
As per the final 1003, the borrower was previously working at xx for the period 01/03/2017 to 04/10/2022. Currently, the borrower joined xx on xx as a xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Operating income statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is xx Seller tape shows Freddie Mac cash-out refinance guidelines were not met due to the borrower not having title to the property at the time of closing; the QC deed was completed a month after closing."
																																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Unable to calculate DSCR due to the rent schedule/operating income statement is missing from loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
61803791	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,253.77	06/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 8/17/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx recorded on xx in the amount of xx
The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx.
No active liens or judgments were found.
The annual county taxes for xx have been paid in the total amount of xx.
The annual city taxes for xx have been due in the total amount of xx.
As per the review of payment history as of 07/18/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 06/30/2023 in the amount of $789.32 which was applied for the due date of 07/01/2023. The current P&I is $628.59 and PITI is $789.32. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of 07/18/2023, the borrower is current with the loan and the next due date is 08/01/2023. The UPB is xx.
As per final application, the borrower has been working at xx. as a xx for xx years.
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44%. Tape shows the BWR income used to qualify was not supported. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed brokerage/finder fee test due to fees charged $2,789.90 exceeds fees threshold of $1,989.00 over by +$800.90.
The below fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: $35.00
Points - Loan Discount Fee paid by Borrower: $1,464.90
Processing Fee paid by Borrower: $595.00
Underwriting Fee paid by Borrower: $695.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of xx
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.104% as the borrower income is $2,095.56 and total expenses are in the amount of $924.22 and the loan was underwritten by LP (xx) its recommendation is “accept” with a DTI of 44.00%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12752055	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,316.04	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/18/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx”
The chain of assignments has not been provided as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
The county taxes for xx are due in the amount of xx on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/08/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on 07/31/2023 in the amount of $2,313.73 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is $2,313.73, and the interest rate is 5.250%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/08/2023, the borrower is current with the loan and the next due date is 09/01/2023. The current UPB is xx
No evidence of damage or repair has been found.
No record of bankruptcy filed by the borrower has been found.
As per the collection comments, the subject property is occupied by the owner.
As per the final application, the borrower has been working at xx as a lead xx for xx years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	XX	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application dated 6/xx/2022 is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44%. Tape shows undisclosed child support debt at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx Notary’s signature date on the mortgage/deed of trust is xx Note date is xx"	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47046058	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,590.15	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/21/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx The chain of assignments has been completed. Currently, the assignment is with "xx" recorded on xx There is a junior mortgage that was originated on xx and recorded on xx with the lender "xx" for the amount of xx. There are two civil judgments against the borrower in favor of xxfor the total amount of xx recorded on xx and xx. The first, second and third installments of county taxes for xx have been paid in the amount of xx. The utility annual taxes for 2023 were delinquent on xx in the amount of xx were good through xx.	According to the latest payment history as of 7/18/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $3,748.74 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx The current P&I is $2,654.13 and the interest rate is 5.500%.

Collections Comments:The loan is currently performing, and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $3,748.74 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx the borrower’s income was impacted by Covid-19. The forbearance plan for 19 months began on 3/1/2020 and ran until 9/1/2021. As per the comment dated 3/1/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx" as a xx for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report dated 1/21/2019 is subject to completion/repairs due to the property being renovated from a ranch to a colonial. This appraisal has not been completed for FHA lending purposes. Multiple items are listed in the scope of work estimates totaling $189,500.00. The final CD reflects an escrow holdback in the amount of xx 1004D is missing from the loan documents."
* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx reflects an escrow holdback in the amount of xx 1004D is missing from the loan documents. However, proof for the release of the escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is a homestyle loan and the borrower is 24 months delinquent. Further details were not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prohibited fees test due to fees charged of $20,740.00. The following fees were included in the test: Buyers Representative paid by Borrower: $995.00 Real Estate Commission (1) paid by Seller: $10,072.50 Real Estate Commission (2) paid by Seller: $9,672.50"
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.112% as the borrower’s income is $11,884.58 and total expenses are in the amount of $5,836.72. The loan was underwritten by DU (xx) and its recommendation is "Approve/Eligible" with a DTI of 49.11%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94386473	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$6,314.78	07/25/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	xx	xx	$915.28	02/01/2023	Financial Hardship	According to the updated title report dated 8/23/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender "xx”.
There is an active violation or permit on the subject property.
The first and second installments of county taxes for xx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/25/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 7/25/2023 in the amount of $2,127.73 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The current P&I is $915.28 and the interest rate is 3.750%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 7/25/2023 in the amount of $2,127.73 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx, the subject property is owner occupied. As per the comment dated 10/3/2022, the borrower’s income was impacted by Covid-19. The forbearance plan for 20 months began on 4/1/2020and ran until 11/1/2021. As per the comment dated xx the subject property is affected by natural disaster. As per the comment dated 3/8/2023, the claim fund was received in the amount of $233.00. However, we are unable to determine whether the repairs have been completed or not.
As per the final application, the borrower has been working at "xx" as a construction for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrower "xx" and the lender "xx" As per the modified terms, the new principal balance is xx the deferred principal balance is xx and the interest-bearing principal balance is xx The borrower agreed to pay the P&I of $915.28 and an interest rate of 3.750% beginning on xx until the maturity date of xx	Missing Dicsloures Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.51%. The tape shows that the unsourced funds are not eligible. Total assets available as per DU are xx which includes a gift of $70K and satisfies the cash to close requirement of $129,243.22. However, the gift amount could not be sourced from the donor's statement, and excluding the gift assets creates a shortfall of $14,503.68. Lender defect. The subject loan originated on xx and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your Home loan Toolkit / Acknowledgment / Disclosure Tracking is missing in the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per the appraisal report, the subject property is single-family. Alta-7 endorsement is not attached to the final title policy. VIN# not mentioned on the legal of the recorded mortgage. However, the notice of manufactured home installation on a foundation system located atxx" shows the subject property is a manufactured home with serial xx."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.510%, the borrower income is $5,385.02 and total expenses are in the amount of $2,343.03 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 44%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
79803309	xx	xx			561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$251.10	$5,440.28	07/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx			xx	xx	xx	xx	Primary	Yes	Yes	No			xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

The review of the updated title report dated 8/10/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx xx."
The chain of assignments is incomplete. Currently, the assignment is with the original lender, xx. It should be xx”.
There is an active junior mortgage against the subject property in favor of "xx" in the amount of xx which originated on xx and was recorded on xx
No active judgments or liens were found.
The supplemental county taxes for 2022-2023 (1st installment) were delinquent in the amount of xx, which were good through xx
The supplemental county taxes for 2022-2023 (2nd installment) are due in the amount of xx which are payable through xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/2/2023, the borrower is current with the loan, and the next due date is 8/01/2023. The last payment was received on 07/14/2023 in the amount of $3,429.35 (PITI), which was applied for the due date of 07/01/2023. The monthly P&I is in the amount of $2,781.81 with an interest rate of 6.25%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/2/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final application, the borrower has been working at the xx" as a xx for xx years.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.70%. Tape shows asset misrepresentation as post close QC showed xx bank statement was not an actual xx statement. Further details not provided. BWR defect. The subject loan was originated on xx and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76440624	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,405.52	08/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/18/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. However, it should be with xx.
There is prior judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx.
2nd half county taxes of xx are due on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
As per review of the payment history dated 8/11/2023, the loan is performing. The last payment was received in the amount of $1,794.71 on 8/8/2023 which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.375%.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 8/11/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per final application, the borrower has been working at xx as class A driver for xx years and xx months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $10,160.50 exceeds fees threshold of $8,264.18 over by +$1,896.32. The following fees were included in the test: Funding, Wire, or Disbursement Fee paid by Borrower: $295.00 Loan Origination Fee paid by Borrower: $2,878.50 Points - Loan Discount Fee paid by Borrower: $5,037.00 Processing Fee paid by Borrower: $895.00 Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $10,160.50 exceeds fees threshold of $8,264.18 over by +$1,896.32. The following fees were included in the test: Funding, Wire, or Disbursement Fee paid by Borrower: $295.00
Loan Origination Fee paid by Borrower: $2,878.50
Points - Loan Discount Fee paid by Borrower: $5,037.00
Processing Fee paid by Borrower: $895.00
Underwriting Fee paid by Borrower: $1,055.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows that the comparables used are inappropriate due to location. The review of the appraisal report shows that comparables are further than the allowed limit, and excessive adjustments were made to the comparables due to the difference in size of the gross building area. Comp #2 is closest, with a sales price of xx to the subject property valued at xx xx search shows an estimated value of xx The current UPB is xx Elevated for client review."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60892060	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,646.87	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/16/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for xx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,411.93 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $1,754.99 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,411.93 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $1,754.99 with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.
As per final 1003, the borrower was previously working at the "xx" as a tigmer resident for the period 08/01/2017 to 11/30/2020. Currently, the borrower has been working at "xx" as a xx for xx years (11/30/2020).
As per the notice of commencement recorded on xx which is located at "xx", the roof of the subject property needs replacement. As per the document located at "xx", the notice of commencement was terminated as of xx. CCs do not show damages.
As per the comment dated xx, the reason for default is a payment dispute.
As per the comment dated xx, the subject property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows that the borrower's personal funds in the transaction do not meet the minimum documentation requirements. However, as perxx statements, total available assets of $28,057.98 satisfy the cash to close requirement of xx Further details not found."
* Compliance Testing (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test. A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 03/xx/2021, 03/xx/2021 and xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.644% exceeds APR threshold of 4.600% over by +0.044%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is purchase case, originated on xx and 1-year SOL is expired."
																																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.652% exceeds APR threshold of 4.600% over by +0.052%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72703753	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,268.50	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.060%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/17/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. The chain of assignment has been completed. Currently, the loan is with xx. No active judgments or liens have been found. The annual installments of combined taxes for 2022 have been paid in the total amount of xx on xx. No prior year’s delinquent taxes have been found.	As per review of the payment history dated 8/11/2023, the loan is performing. The last payment was received in the amount of $1,605.08 on 8/2/2023 which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.060%.	Collections Comments:The current status of the loan is performing.
According to payment history tape data as of 8/11/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history tape data is xx
As per the supplemental addendum attached with the appraisal report dated 07/25/2022, which is located at "xx some repairs were observed to the subject property at the time of inspection, as the bathroom needs repairs and a bathtub, and the enclosed porch needs replacement of tiles and handrails to steps. The total cost to repair the damage is $5,000.00. The latest BPO is not available in the loan files, and a complete CC is missing. No details have been found regarding the completion of the repairs.
As per the final application, the borrower has been working at "xx" as a xx for xx years.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report dated xx is “subject to completion” due to the repair of the bathroom, the addition of a bathtub, the replacement of tiles in the enclosed porch due to a tripping hazard and the addition of handrails to the steps. The total cost to cure is $5000.00. The final CD does not reflect any escrow holdback amount. 1004D is missing from the loan documents."
* Property Marketability Issues (Lvl 4) "The tape shows that the addition, structural modification, and improvements made to a single-wide manufactured unit rendered the property ineligible. Further details not provided. Also, the comps selected are not similar in terms of lot size, property condition, GLA and additional features. Comp #3 with a sales price of xx, is closest to the subject property valued at xx. xx search shows an estimated value of xx. Current UPB is xx Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2022 does not reflect Appraisal Re-Inspection Fee and Home Certification Fee (IBTS) Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $200.00 and Home Certification Fee (IBTS) Fee at $25.00. This is an increase in fee of $225.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2022 reflects Appraisal Fee at $925.00. However, CD dated xx reflects Appraisal Fee at $975.00. This is an increase in fee of $50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx and the SOL of 1 year is active."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents. The available final transmittal summary located at "xx_pg#141&143," shows incorrect all other monthly payments."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to APR calculated 7.100% exceeds APR threshold of 6.870% over By +0.230%.HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.071% exceeds APR threshold of 6.870% over by +0.201%.HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report located at "xx", the subject property is a manufactured home. The ALTA 7 endorsement is attached to the final title policy, which is located at "xx. The legal description attached to the subject mortgage does not show a VIN or serial number. The affidavit of affixation is available with UT located at xx", which states that the manufactured home with VIN# xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
96601502	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	08/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,088.01	05/01/2022	Financial Hardship	The review of the updated title report dated 08/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has been completed. The current assignment is with "xx" and was recorded on xx.
No active liens and judgments have been found.
Taxes are to follow.
As per review of the payment history dated 9/18/2023, the loan is performing. The last payment was received in the amount of $1,088.01 on 9/18/2023 which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.374%.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of 7/17/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan was modified on 5/1/2022 and the new modified unpaid principal balance is xx As per the comment dated 12/22/2021, the borrower’s income was impacted by Covid-19. The comment dated 12/10/2021 reveals that the FB plan expiration letter was sent. As per the comment dated xx the subject property is occupied by the owner. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx" as a registered nurse for xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx" and lender "xx with an effective date of xx The new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $1,088.01 with a modified interest rate of 4.375% starting on 05/01/2022 and continuing until the new maturity date of 04/01/2062.	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at xx. Current UPB xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.91%. Tape shows that the stability of BWR's income was not established. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan document."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.919% as the borrower's income is $5,026.67 and total expenses are in the amount of $2,257.91 and the loan was underwritten by LP xx and its recommendation is “accept” with a DTI of 44.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
19610578	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,750.50	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/18/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx However, it should be with xx.
No active judgments or liens have been found.
All prior year's taxes are paid.
No prior year’s delinquent taxes have been found.
As per review of the payment history dated 9/1/2023, the loan is performing. The last payment was received in the amount of $1,656.38 on 9/1/2023 which was applied for the due date 9/1/2023. The next due date is 10/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 6.375%.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 9/1/2023, the borrower is current with the loan and next due date is 8/1/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for xx years and xx months.
As per the appraisal report dated 7/12/2022, the roof of the subject property needs to be replaced. The photo addendum shows a roof leak and defective paint. An estimated cost is not available. However, no evidence has been found regarding the completion of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report reflects the property "as is." However, a photo addendum shows the roof needs to be replaced, the roof leaks, defective paint, and foundation cracks, and an estimate of the cost to cure is not available. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Property is Commercial Prop (Lvl 4)     "The subject property is a unit in an ineligible condominium project. Property is a xx that appears to be a resort type property. Common road, pool among the amenities. Elevated for client review."
																																																																																																						* Property Marketability Issues (Lvl 4) "The tape shows the subject property is a unit in an ineligible condominium project. The review of the appraisal shows the subject condo project was previously an existing resort property. xx searches do not reflect property values. Further details were not provided. The original appraised value of the subject is xx. Current UPB is xx Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.249%, the borrower's income is $14,311.94 and total expenses are $6,189.75. The loan was underwritten by LP (xx) and its recommendation is 'approve/eligible' with a DTI of 43.33%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
56278078	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,126.71	07/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	$140,807.48	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$2,417.91	12/01/2021	Financial Hardship	According to the updated title report dated 08/19/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx”.
No active judgments or liens have been found.
The first and second installments of county taxes for xx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/18/2023, the borrower is current with the loan, and the next due date is 7/1/2023. The last payment was received on 7/10/2023 in the amount of $3,326.50 (PITI), which was applied for the due date of 6/1/2023. The current P&I is $2,417.91 with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/18/2023, the borrower is current with the loan, and the next due date is 7/1/2023. The current UPB reflected as per the payment history is xx
As per the final 1003, the borrower was previously self-employed. He was the president of "xx" from xx. Currently, the borrower has been the president of xx" for xx years.
The modification agreement was made between the lender and borrower on xx.
As per the comment dated 09/20/2021, the borrower's income was impacted by Covid-19. As per the comment dated 02/14/2022, the borrower was on Covid-19 FB plan until 08/31/2021.
As per the comment dated 09/23/2021, the borrower was approved for a 3-month trial plan, which began from 08/01/2021 to 10/31/2021 in the amount of $2,451.66.
As per the comment dated 06/03/2022, tax dispute has been noted. Further details not provided.
As per the comment dated 09/20/2021, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 12/1/2021. As per the modified term, the new principal balance is xx The borrower promises to pay $2,417.91 monthly with a modified interest rate of 4.500% beginning on xx with a maturity date of xx The loan has been modified once since origination.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.82%. Tape shows the stability of BWR's SE income was not established and the subject housing payment was not fully documented. The revised DTI is 71.73%. Further details not provided. Lender defect. The subject loan was originated on 6/xx/2019, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.821% as the borrower’s income is $7,350.49 and total expenses are in the amount of $3,588.61. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 48.82%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18260388	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,224.23	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	Yes	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 08/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has not been provided. However, the current assignment is with the original lender xx”.
The tax report attached with UT "xx" shows there were two permits issued on the property. The first permit was issued on xx with the estimated value of xx for the miscellaneous under permit# xx and the second permit was issued on xx with the estimated value of xx for the windows/doors under permit# xx However, UT shows the completion status as pending.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/8/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/8/2023 in the amount of $1,308.63 (PITI) which was applied for the due date of 9/1/2023. The current P&I I is not available & Interest rate in tape data shows 4.750%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 9/8/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/8/2023 in the amount of $1,308.63 (PITI) which was applied for the due date of 9/1/2023. The current P&I I is not available & Interest rate in tape data shows 4.750%. The current UPB reflected as per the payment history is xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx” as an account manager for xx months.
Appraisal report dated 1/24/2019 is "as is". However, the dwelling has been adequately maintained and requires only minimal repairs to building components/mechanical systems and cosmetic repairs. As per the updated title report dated 8/16/2023, the tax report xx shows the repairs were needed for windows/doors and miscellaneous and the total estimated cost of repair is xx The 1004D is missing from the loan file. The 24 months of comment history are missing from 8/1/2021 to 7/17/2023. No evidence is available to confirm the current status of repairs.
The collection comment dated 1/25/2022 states that the co-borrower is deceased. The xx has not been mentioned, and the death certificate for the decedent is not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with the P&I of $947.32 and the interest rate of 4.75%. As per the payment history tape data, the current interest rate is 4.75% but the P&I is not available. The tape data does not show modification details. However, as per the tape data, the current UPB is xx which has increased. The required modification agreement is missing from the loan file.	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 1/xx/2019 is "as is." However, the dwelling has been adequately maintained and requires only minimal repairs to building components/mechanical systems and cosmetic repairs. The cost to complete the repair is not available. Final CD does not reflect escrow holdback."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.00%. Tape shows an income miscalculation and insufficient income to support its total monthly obligations. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.002% as the borrower's income is $7,385.42 and total expenses are in the amount of $3,692.83 and the loan was underwritten by LP (xx) and its recommendation is “accept” with a DTI of 50%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62638044	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$12,290.27	08/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to an updated title report dated 08/19/2023, the subject mortgage was originated on xx with the lenderxx in the amount of xx which was recorded on xx
The chain of assignments has been completed. Currently, the mortgage is with xx.
There are two junior mortgages against the subject property. The first was originated on xx with the lender xx in the amount of xx which was recorded on xx.
The second was originated on xx with the lender xx in the amount of xx which was recorded on xx.
There are multiple prior IRS liens against the borrower which were recorded on different dates. The amount of liens is not provided. The SSN is not provided to check the validity of liens.
There are multiple prior state tax liens against the borrower which were recorded on different dates. The amount of liens is not provided. The SSN is not provided to check the validity of liens.
All prior years’ taxes have been paid.
According to the payment history as of 8/29/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/29/2023 in the amount of $3,256.91 (PITI), which includes the P&I of $3,256.91, which was applied to the due date of 8/1/2023. The current rate of interest is 2.875% and the current UPB is xx	Collections Comments:The loan is currently performing. According to the payment history as of 8/29/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/29/2023 in the amount of $3,256.91 (PITI), which includes the P&I of $3,256.91, which was applied to the due date of 8/1/2023. The current rate of interest is 2.875% and the current UPB is xx
As per final application, the borrower has been working at xx as a xx for xx years.
As per the comment dated 02/17/2023, the borrower's income was impacted by Covid-19 pandemic. The forbearance plan was provided to borrower. Further details not provided.
The Covid-19 attestation is available in loan file located at (xx).
The post-closing details regarding the bankruptcy have not been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $3256.91, an interest rate of 2.875% and a maturity date of 09/01/2051. The P&I as per payment history is the $3256.91 and rate of interest is 2.875%. As per tape data, the deferred balance is xx However, modification agreement is missing from the lien file.	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 47.35%. The tape shows rental income used by the lender is not supported by the lease agreement and Sch E. Revised DTI at 80.81%. Also, a P&L statement within 60 days of closing for SE business income was missing from the loan documents. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated 8/xx/2021. The initial CD dated 7/xx/2021 reflects lender credit at $6,229.02. However, the final CD dated xx reflects lender credit at $6,225.05. This is a decrease of $3.97 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance case that originated on xx and the SOL is 3 years."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.348% as the borrower’s income is $14,660.29 and total expenses are in the amount of $6,941.31 and the loan was underwritten by DU (xx) and its recommendation is "Approve/Eligible" with a DTI of 47.35%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60341722	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,426.54	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/22/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. No active judgments or liens have been found. For Parcel xx) Combined 2nd half taxes for 2022 are due on 10/31/2023 in the amount of $967.66. For Parcel xx) Combined 2nd half taxes for 2022 were due on 5/2/2023 in the amount of $94.28. No prior year’s delinquent taxes have been found.	As per review of the payment history dated 8/4/2023, the loan is performing. The last payment was received in the amount of $1,677.60 on 8/4/2023 which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.375%.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 8/4/2023, the borrower is current with the loan and the next due date is 9/1/2023. The UPB is xx As per the final application, the borrower has been working at xx as a xx for xx years and 7 months. No foreclosure activity has been found. No details related to the bankruptcy have been found. As per comment dated xx the subject property was damaged due to hail on xx The comment dated xx shows a claim check has been received in the amount of xx on 9/6/2022. However, no details have been found regarding the completion of the repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the comparable adjustment, general appraisal requirements, and comparable sale selection are inappropriate due to location. The review of the appraisal report shows the selection of the comparables and large line adjustments are not supported due to multiple dissimilarities. Comp #1, with a sales price of $xx, is closest to the subject property, valued at xx. xx search reflects an estimated value of xx. The current UPB is xx Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $12,502.56 exceeds fees threshold of $9,941.21 over by +$2,561.35.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $9,240.00
Points - Loan Discount Fee paid by Borrower: $3,262.56."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $12,502.56 exceeds fees threshold of $9,941.21 over by +$2,561.35.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $9,240.00
Points - Loan Discount Fee paid by Borrower: $3,262.56."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.100% as the borrower’s income is $7,531.17 and total expenses are in the amount of $3,245.95 and the loan was underwritten by LP (xx) and its recommendation is "accept" with a DTI of 43.00%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$30,896.42	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15077193	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,264.45	08/26/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 08/19/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, xx”. No active judgments or liens have been found. The annual installments of county taxes for 2022 have been paid in the total amount of xx on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/26/2023 in the amount of $1,563.44 (PITI), which includes the P&I of $927.74, which was applied to the due date of 8/1/2023. The current rate of interest is 2.875% and the current UPB is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/26/2023 in the amount of $1,563.44 (PITI), which includes the P&I of $927.74, which was applied to the due date of 8/1/2023. The current rate of interest is 2.875% and the current UPB is xx
As per the appraisal report dated 03/02/2019, which is located at "xx", at the time of inspection, the appraiser noted that the roof fascia of the subject was damaged, and the estimated cost to cure the damages is in the amount of $1,000.00. No details have been found regarding the completion of the repairs. CCs do not show damages. The latest BPO is not available in the loan file.
As per the final 1003, the borrower has been working at "xx" as a handyman for xx years.
As per the comment dated 09/03/2021, the borrower's income was impacted by Covid-19. As per the comment dated 01/01/2022, the FB plan has been completed.
As per the comment dated 09/03/2021, the subject property is owner occupied.
As per the comment dated 09/21/2021, the borrower was approved for a 3-month trail plan, which will begin from 11/01/2021 to 01/01/2022. As per the comment dated 01/04/2022, the trial plan has been completed.
As per the comment dated 01/12/2022, the loan has been modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,228.72, a rate of interest of 4.500%, an OPB of xx and a maturity date of 04/01/2049. The P&I as per payment history tape data is $927.74, the rate of interest is 2.875%, and the current UPB is xx However, there is a difference in P&I and rate of interest with respect to the note. As per the comment dated 01/12/2022, the loan has been modified. However, the modification agreement is missing from the loan file.	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated 03/xx/2019 is "as is." The appraiser noted that the roof fascia of the subject was damaged, and the estimated cost to cure the damages is in the amount of xx However, the final CD does not reflect any holdback."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows the assets submitted are not eligible to close. The total amount of verified funds at the time of closing was $12,258. However, there are two large deposits in the amounts of $10,000.00 and $7,000.00. Excluding those large deposits, the cash to close requirement is not satisfied. Lender defect The subject loan originated on xx and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 02/xx/2019 reflects Points - Loan Discount Fee at $29.00. However, final CD dated 03/xx/2019 reflects Points - Loan Discount Fee at $264.32. This is an increase in fee of +$235.32 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan originated on xx and 1 year SOL is expired."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39510441	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$446.16	07/19/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx"
The chain of assignments is complete. Currently, assignment is with the original lender, "xx."
No active judgments or liens were found.
The combined taxes for 2022 are paid off in the amount of xx on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 7/19/2023 in the amount of $1,588.32 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is in the amount of $1,451.97 with an interest rate of 5.00%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
CCs do not show damage or repairs.
As per tape data, the property is occupied by the owner.
As per the final application, the borrower, "xx" has been working at "xx" as a newborn care specialist for xx years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 45.840%. Tape shows the W2s used to qualify do not match the pay stubs and tax returns and excluding the income pushes DTI to 77%. Lender defect. The subject loan originated on xx and the 3-year SOL is active"	* Compliance Testing (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $8,225.30 Fees threshold $8,025.32 over By +$199.98.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $6,761.88
Points - Loan Discount Fee paid by Borrower: $408.42
Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $8,225.30 exceeds fees threshold of $8,025.32 over by +$199.98.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $6,761.88
Points - Loan Discount Fee paid by Borrower: $408.42
Underwriting Fee paid by Borrower: $1,055.00"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed FHA QM Rebuttable Presumption Test due to Fees charged $8,225.30 exceeds fees threshold of $8,025.32 over by +$199.98.

Mortgage Broker Fee (Indirect) $6,761.88
Points - Loan Discount Fee paid by Borrower: $408.42
Underwriting Fee paid by Borrower: $1,055.00"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.644% exceeds APR threshold of 5.120% over by +0.521%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 6.070% exceeds APR threshold of 5.614% over by +0.456%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.070% exceeds APR threshold of 5.120% over By +0.950%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.840% as the borrower’s income is $6,781.10 and total expenses are in the amount of $3,108.48 and the loan was underwritten by DU (xx and its recommendation is Approve/Eligible with a DTI of 45.84%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
14471677	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,284.00	06/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	$20,775.15	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/19/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with lender MERS as nominee for xx. There is no chain of assignments. Currently, the mortgage is with the original lender, xx. No active judgments or liens have been found. The second, third, and fourth installments of county taxes for 2023 are due on 10/12/2023, 1/11/2024, and 3/14/2024 respectively, in the combined amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of 7/17/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 6/16/2023 in the amount of $1,557.75 (PITI), which includes the P&I of $1,269.21, which was applied to the due date of 7/1/2023. The current rate of interest is 4.250% and the current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/17/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at the xx as a xx II for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the comparables selected are inappropriate, as comparable #3 is far away from the subject property. The subject property is superior in terms of GLA, site, design, and additional amenities. xx search shows an estimated value is unavailable. Current UPB xx Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects 'as is," and the photo addendum shows unfinished paint on the shed. The estimated cost to cure is not available and 1004D is missing from the loan document. Final CD does not reflect the escrow holdback amount."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test due to Revised loan estimate dated 02/xx/2022 reflect points - loan discount fee at $576.00. However, CD dated xx reflects points - loan discount fee at $624.36. This is an increase in fee of +$48.36 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.016%, the borrower’s income is $7,431.23 and total expenses are in the amount of $3,642.47 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 49%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
40308603	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,237.07	09/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	$28,917.37	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,837.52	11/01/2021	Financial Hardship	According to the updated title report dated 08/18/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx There is no chain of assignments. Currently, the loan is with the original lender, MERS as a nominee for xx. However, it should be with xx. No active judgments or liens have been found. 1st half combined taxes for 2023 were due on xx in the amount of xx 2nd half combined taxes for xx are due on xx in the amount of xx. No prior year’s delinquent taxes have been found.	As per review of the payment history dated 9/6/2023, the loan is performing. The last payment was received in the amount of $1,837.52 on 9/6/2023 which was applied for the due date 9/1/2023. The next due date is 10/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 4.750%.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 9/6/2023, the borrower is current with the loan and the next due date is 10/1/2023. The UPB is xx As per comment dated 10/7/2021, pandemic forbearance was provided to the borrower. Further details not provided. As per the final application, the borrower has been working at xx as a xx for xx years. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 11/1/2021. As per the modified term, the new principal balance is xx The borrower promises to pay $1,837.52 monthly with a modified interest rate of 4.750 % beginning on xx with a maturity date of xx. The modification does not have a balloon provision.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.83%. Tape shows BWR's income was not stable, and the revised DTI is 78.55%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.836%, as the borrower income is $5,000.00 and total expenses are in the amount of $2,491.80 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.84%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx Notary's signature date on the mortgage/deed of trust is xx Note date is xx."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31759457	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,769.52	08/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	$119,480.78	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 8/19/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx recorded on xx in the amount of xx.
The chain of assignments has not been provided. The current assignment is with xx However, it should be with xx.
There is one prior mortgage originated on xx in the amount of xx which was recorded on xx in favor of xx in the amount of xx.
The first half of county taxes for xx have been paid in the total amount of xx
The second half of county taxes for xx have been due in the total amount of xx

As per review of the payment history dated 8/11/2023, the loan is performing. The last payment was received in the amount of $3,081.27 on 8/11/2023 which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 5.750%.	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of 08/11/2023, the borrower is current with the loan and next due date is 09/01/2023. The UPB is xx
As per final application, the borrower has been working at xx as a xx for xx years.
The post-closing details regarding the bankruptcy have not been found.
As per the updated title report dated 8/19/2023, there are some repairs for the additional ramp, bonus room, plumbing, and mechanical in the total amount of xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.27%. Tape shows a rental income miscalculation, and the revised DTI is 55.31%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.27% as the borrower’s income is $8,239.76 and total expenses are in the amount of $3,894.91 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 47.27%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
24296510	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,286.75	06/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of 7/21/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 6/30/2023 in the amount of $1,679.97 with an interest rate of 5.875% which was applied for the due date of 7/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/21/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 6/30/2023 in the amount of $1,679.97 with an interest rate of 5.875% which was applied for the due date of 7/1/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at “xx” as a xx for xx months.
The appraisal report shows “as is”, but the improvement section shows the property condition is xx with the exterior paint worn. However, the appraisal report does not reflect cost to complete the repair. 1004D is missing from the loan file. CCs do not show any damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as xx but the tape indicates that the property is xx due to misrepresentation. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report states ‘as is', but the improvement section shows the property condition is C3, with exterior paint worn. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as xx The calculated finance charge is $323,892.44 for an under-disclosed amount of -$3,103.24. The reason for the finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62120623	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,521.19	07/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	$52,084.61	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/11/2023 shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of "xx." The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx." There are two prior civil judgments found against the borrower in favor of "xx" in the total amount of xx which were recorded on xx and xx There is a commencement notice for the roof system recorded on xx with instrument/Book/Page# xx No prior year’s delinquent taxes have been found.	According to the payment history tape as of 7/15/2023, the borrower is current with the loan. The last payment was received on 7/15/2023, which was applied for the due date of 7/1/2023, and the next due date for payment is 8/1/2023. The P&I is $1,174.85, the interest rate is 4.875%, and the PITI is $1,768.69. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape as of 7/15/2023, the borrower is current on the loan. The last payment was received on 7/15/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The UPB reflected as per the payment history is xx As per the comment dated xx, the subject property is owner-occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. As per the final application, the borrower has been working at "xx" as an xx for xx months. As per the collection comment dated 1/6/2023 and seller tape, the subject property was damaged due to a hurricane on 9/28/2022. The loss amount was xx. As per the comment dated 1/31/2023, the check was received in the amount of $7,500.00.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	XX	3: Curable		* Closing_Disclosure violations (Lvl 3) "The initial CD and revised CD do not reflect settlement agent information." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower." * ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.83% as the borrower’s income is $3,944.84 and total expenses are in the amount of $1,768.69 and the loan was underwritten by LP (xx) and its recommendation is “accept” with a DTI of 45%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,993.26	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44494741	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,888.52	07/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/15/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided as the subject mortgage is with the original lender, “MERS as nominee for xx”
There is a junior mortgage active against the subject property in favor of “xx” for xx in favor of “xx” which was originated on xx and recorded on xx.
No active liens and judgments have been found.
The second installment of county taxes for the year xxis due on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 07/15/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/15/2023 in the amount of $2,438.19 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is $1,829.74, and the interest rate is 2.75%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/15/2023, the borrower is current with the loan and the next due date is 08/01/2023. The current UPB is xx
No foreclosure activity has been found.
No record of bankruptcy filed by the borrower has been found.
As per the final application, the borrower xx" has been working as an at  xx for xx years.
According to the collection comments, the subject property was damaged due to fire. There is an insurance claim filed for the fire damage. Repairs were started in 2020 and the collection comment dated 9/12/2022 shows that 50% of repairs were completed as of xx. No comment indicating the completion of repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of xx Current UPB is xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
																																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61000786	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,307.13	07/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 8/12/2013 the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx and it was recorded on xx.
The chain of assignments has been completed. The loan is currently assigned with MERS as nominee for xx
There is a junior mortgage originated on xx in the amount of xx with xx, and it was recorded on xx.
No active judgments or liens have been found.
The first half of the county taxes for 2022/2023 have been paid off in the amount of xx on xx
The second half of the county taxes for 2022/2023 have been paid off in the amount of xx on xx
As per updated title report, no prior year taxes are delinquent.
According to the review of updated payment history as of 7/10/2023, the borrower is current with the loan and the next due date of payment is 8/1/2023. The last payment was received in the amount of $6,085.82 which applied for 7/1/2023. The current P&I is $4,563.82 with an interest rate of 2.875% The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of updated history as of 7/10/2023, the borrower is current with the loan and the next due date of payment is 8/1/2023. The UPB as of the date mentioned in the updated payment history is xx.
As per the servicing comment dated xx, the borrower deceased in xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as an xx for xx months.
As per servicing comment dated 07/07/2023, the property occupancy is stated as owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.047%, as the borrower’s income is $16,288.31 and total expenses are in the amount of $7,174.47 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Ineligible” with a DTI of 44.06%"	* Compliance Testing (Lvl 3) "The tape shows the finance charge was disclosed incorrectly and the correction was not made within 60 days of discovery. The fee in question is the "loan tie-in" fee the title company charges on jumbo loans due to the additional document. The Infinity CE report also failed the TILA finance charge test. Further details not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx Calculated finance charge is $561,829.05 for an under disclosed amount of -$133.05. Reason for Finance charge under disclosure is unknown as the fee Itemization is missing. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
94371358	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,008.80	07/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx" The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx" There are two junior UCC liens available in the updated title report. The first was recorded on xx in favor of "xx" and the second was recorded on xx in favor of "xx" The amount is not provided for the above UCC liens. Annual combined taxes for xx are due in the total amount of xx for 08/21/2023 and xx. Water/sewer charges were delinquent in the amount of xx which were due on xx.	According to the payment history as of 7/17/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/12/2023 in the amount of $2,386.22 with an interest rate of 3.375% which was applied for the due date of 7/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/17/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/12/2023 in the amount of $2,386.22 with an interest rate of 3.375% which was applied for the due date of 7/1/2023. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at “xx” as a xx for xx months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the property value is unsupported due to bad appraisal practices. The review of the appraisal report shows that the comps selected are dissimilar in terms of lot size, energy-efficient solar systems, and amenities like garages and carports. Large line adjustments were made to arrive at an appraised value of xx xx searches reflect an estimated value of xx Current UPB is xx	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on final CD as xx Calculated finance charge is $322,035.38 for an under disclosed amount of -$575.76. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated 11/xx/2022 reflects lender credit at $2,792.00, however, Final CD dated 11/xx/2021 reflects lender credit at $0.00. This is decrease of $2,689.45 for fee which has 0% tolerance test. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.959%, as the borrower's income is $11,700.00 and total expenses are in the amount of $5,494.26 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 46.96%."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
33293503	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,309.60	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Secondary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/11/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/29/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $3,811.04 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $2,520.48 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/29/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx
As per the final application, the borrower has been working at xx" as a xx for xx years.
As per the comment dated 07/20/2023, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the property value is unsupported due to bad appraisal practices. The comparables selected are not similar in terms of surrounding view, quality and age of the property, bed and bathroom count, or GLA. Large line adjustments were made to compensate for the dissimilarities and arrive at an appraised value of xx xx search does not reflect an estimated value. Current UPB is xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2021 reflects Appraisal Fee at $865.00. However, CD dated xx reflects Appraisal Fee at $1,175.00. This is an increase in fee of $310.00 for charges that cannot increase.
																																																																																																								Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
73440649	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,500.62	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/15/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender "xx”.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xx were paid on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/26/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $1,579.49 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx. The current P&I is $1,100.37 and the interest rate is 3.750%.

Collections Comments:The loan is currently performing, and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $1,579.49 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available.
As per the final application, the borrower has been working at "xx", as a xx for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report reflects 'as is, but the photo addendum shows the garage is detached from the subject property and the garage roof has damage. The estimated amount of repair could not be determined, and 1004D is missing from the loan documents. The final CD does not reflect any escrow holdback amount."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is $162,768.28 for an under disclosed amount of -$2,723.38. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated xx the SOL is 1 year."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan file."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the property value is unsupported due to bad appraisal practices. The review of the appraisal report shows that the comps selected are not from the subject neighborhood or city. Also, the comps are superior in terms of room count and GLA. Large line adjustments were made to arrive at an appraised value of xx xx searches reflect an estimated value of xx Current UPB is xx			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
20619402	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,327.49	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	300	300	xx	xx	$23,509.06	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/18/2023 shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of "MERS as nominee xx." The chain of assignments has not been provided as the subject mortgage is with the original lender, "xx" No active judgments or liens have been found. The county taxes for xx are paid on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/21/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/03/2023 in the amount of $1,265.49 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is $1,265.49, and the interest rate is 3.990%. The current UPB is xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 07/21/2023, the borrower is current with the loan and the next due date is 08/01/2023. The current UPB is xx
No evidence of damage or repair has been found.
No evidence of foreclosure activity has been found.
As per the initial and final 1003, the borrower has been working as an xx for the past xx years.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject property in rural area with xx acres in xx parcels. xx acre parcel with the home and a xx acre parcel. The legal description for both of these parcels are separate but on the same deed. Appraisal made large upward adjustments for the value of the land in attempt to arrive at the xx value. xx's estimated value is xx. The current UPB is xx. Elevated for client review."		* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
44106096	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,743.04	07/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 8/16/2013 the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx, and it was recorded on xx
The chain of assignments has been completed. The loan is currently assigned with MERS as nominee for xx.
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid off in the amount of xx on xx
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of 7/1/2023, the borrower is current with the loan and the next due date of payment is 8/1/2023. The last payment was received in the amount of $1,707.81 which applied for 7/1/2023. The current P&I is $1,525.57 with an interest rate of 2.875%. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of 7/1/2023, the borrower is current with the loan and the next due date of payment is 8/1/2023. The UPB as of the date mentioned in the updated payment history is xx
As per the servicing comment dated 6/2/2023, the borrower deceased in xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower “xx” has been working at xx as an xx for xx years.
As per the final loan application, the borrower “xx” has been working at xx as a xx) for xx years
The loan was originated on 04/05/2022, and the covid-19 attestation is located at “xx”.
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing DU/GUS/AUS	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at DTI of 43.06%. Tape and post-close AUS reflects increased DTI of 54.102%. Further details not provided. Subject loan originated on xx and the 3-year SOL is active."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the property value is unsupported due to bad appraisal practices. The review of the appraisal report shows that the comps selected are superior in terms of condition, room count, and GLA. Comp 1 with sales price of xx is the closest to the subject property. xx shows an estimated value of xx The current UPB is xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
59150346	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$632.60	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/12/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of the assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/21/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $701.34 (PITI), which includes the P&I of $608.38, which was applied to the due date of 7/1/2023. The current rate of interest is 4.750% and the current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/21/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the seller’s tape data and pre-sale disclosure certificate, the condo complex is considering a special assessment to address critical repairs including shoring all floor and roof beams through the complex. The required follow-up on repair status prior to closing was not completed. CCs do not show any damage. As per the final application, the borrower has been working at xx as a driver for xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that, as per the pre-resale disclosure certificate, the condo complex is considering a special assessment to address critical repairs, including shoring all floor and roof beams through the complex. The required follow-up on repair status prior to closing was not completed. The original appraisal report is "as is," with the property value at xx xx's estimated value is xx and the current UPB is xx Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as xx. Calculated finance charge is $104,883.15 for an under disclosed amount of -$922.87.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2022 reflects Points - Loan Discount Fee at $1,308.00 and Condo Questionnaire fee at $250.00. However, CD dated 04/xx/2022 reflects Points - Loan Discount Fee at $1,312.03 and Condo Questionnaire fee at $285.80. This is an increase in fee of $39.83 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34508476	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,151.18	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 08/14/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx.
The chain of assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
All prior years of taxes have been paid.

As per the review of payment history as of 07/17/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/17/2023 in the amount of $3240.59 which was applied for the due date of 07/01/2023. The current P&I is $962.71 and PITI is $3240.59. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 07/17/2023, the borrower is current with the loan and the next due date is 08/01/2023. The UPB is xx As per final 1003, the borrower was previously working at xx for the period 07/01/2019 to 06/15/2021. Currently, the borrower joined The xx on 1/24/2022 as a xx. The post-closing details regarding the bankruptcy have not been found. As per the addendum attached with the appraisal report located at (xx) dated 03/30/2022, the second floor is in need of significant repair/remodel. The exterior displays a need for siding repair as it has bare wood, rotten wood and peeling paint. The porches/balconies have mismatched wood and some soft spots. The carport and carriage house also have aged wood and require repairs. The estimated cost to cure is xx depending on the level of renovation, repair, or replacement. CCs do not show any details regarding the repairs. Tape data shows safety issues and repairs needing to be addressed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and a review of the appraisal report show that the subject property is in C5 condition overall, with numerous safety concerns and repairs that need to be made. Depending on the extent of the renovation, repair, or replacement, the anticipated cost to cure ranges from xx to xx The 1004D report is missing from the loan documents. The final CD does not reflect any escrow holdback. A xx search shows an estimated value of xx The current UPB is xx Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on final CD as xx calculated finance charge is $166,173.18 for an under disclosed amount of -$3,037.05. Reason for finance charge under disclosure is unknown. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2022 reflects Appraisal Fee at $805.00. However, CD dated xx reflects Appraisal Fee at $1,250.00. This is an increase in fee of +$445.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	Unavailable
70731931	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,462.96	06/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/12/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender "xx”.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xx have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 6/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 6/3/2023 in the amount of $2,939.24 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The current P&I is $2,626.08 and the interest rate is 5.750%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 6/3/2023 in the amount of $2,939.24 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of “xx” for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $13,742.50 exceeds fees threshold of $13,344.51 Over by +$397.99.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,500.00
Points - Loan Discount Fee paid by Borrower: $1,192.50
Underwriting Fee paid by Borrower: $1,050.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $13,742.50 Exceeds Fees threshold of $13,344.51 Over by +$397.99.
The below fees were included in the test
Mortgage Broker Fee (Indirect) $11,500.00
 Points - Loan Discount Fee paid by Borrower: $1,192.50
 Underwriting Fee paid by Borrower: $1,050.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.92%. Tape shows that undisclosed debt was opened prior to closing, and the revised DTI is 56%. Further details not provided. BWR defect. The subject loan was originated on xx and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.92%.as the borrower’s income is $7,590.96 and total expenses are in the amount of $3,637.96 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.925%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84783451	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,335.33	07/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	$123,177.55	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/12/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx" The chain of assignments has not been provided. However, the mortgage is with the original lender, "xx" There is an active prior mortgage against the subject property in favor of "xx" for the amount of xx recorded on xx and re-recorded on xx However, the bad release of deed or trust found at "xx" shows the prior mortgage released, but the re-recorded details are not mentioned on the release document. No active judgments and liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 7/10/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/10/2023 in the amount of $1,928.58 (PITI), which includes the P&I of $1,662.76, which was applied to the due date of 7/1/2023. The current rate of interest is 4.750% and the current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/10/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the appraisal report dated xx the subject is "as is." The improvements were well maintained and featured limited physical depreciation due to normal wear and tear. However, CCs do not show any damage. As per the final application, the borrower is a retired person and has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 05/xx/2022 is "as is". The improvements were well maintained and featured limited physical depreciation due to normal wear and tear. The photo addendum shows recessed lights are not installed and the vanity sink is not completed. 1004D is missing from the loan document. Final CD does not reflect any escrow holdback. xx search shows an estimated value of xx. Current UPB xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $14,192.06 exceeds fees threshold of $9,293.19 over by +$4,898.87.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $6,375.00
Points - Loan Discount Fee paid by Borrower: $6,767.06
Underwriting Fee paid by Borrower: $1,050.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $14,192.06 exceeds fees threshold of $9,293.19 over by +$4,898.87.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $6,375.00
Points - Loan Discount Fee paid by Borrower: $6,767.06
Underwriting Fee paid by Borrower: $1,050.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.81%. Tape shows that undisclosed debt was opened prior to closing, and the revised DTI is 60%. Further details not provided. BWR defect. The subject loan was originated on xx and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.813%, as the borrower income is $4,820.76 and total expenses are in the amount of $2,401.38 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.81%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
82604399	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,759.55	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	$108,386.26	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx." The chain of assignments has not been provided. However, the current assignment is with the original lender "xx" There is a real estate lien active against the subject property in favor of "xx" in the amount of xx which was recorded on xx Water/sewer charges are delinquent in the amount of xx which were due on xx	According to the payment history as of 7/26/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/5/2023 in the amount of $1,028.79 with an interest rate of 4.875% which was applied for the due date of 7/1/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/26/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/5/2023 in the amount of $1,028.79 with an interest rate of 4.875% which was applied for the due date of 7/1/2023. The current UPB is xx No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at "xx" as a xx for xx months. As per the collection comment dated 3/21/2023, the subject property was damaged due to wind on xx. The loss amount is not available. However, the borrower filed a claim in the amount of xx. No evidence has been found to confirm the current status of repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (xx)
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $6,994.37 exceeds fees threshold of $5,609.33 over by +$1,385.04.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $3,666.00
Points - Loan Discount Fee paid by Borrower: $2,278.37
Underwriting Fee paid by Borrower: $1,050.00."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the interest rate test due to interest rate calculated 4.875% exceeds interest rate threshold of 4.750% over by +0.125%. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 04/xx/2022 does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $2,278.37. This is an increase in fee of $2,278.37 for charges that cannot increase.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2022 reflects mortgage broker fee at $3,150.00. However, CD dated 5/xx/2022 reflects mortgage broker fee at $3,666.00. This is an increase in fee of $516.00 for charges that cannot increase.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2022 reflects appraisal fee at $690.00. However, CD dated 5/xx/2022 reflects appraisal fee at $875.00. This is an increase in fee of $185.00 for charges that cannot increase. This is cumulative increase in fee of $2,979.37 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 5/xx/2022 and the SOL is 3 years.

TRID violation due to decrease in lender credit on closing disclosure dated 5/xx/2022. Initial LE dated 04/xx/2022 reflects lender credit at $350.00. However, final CD dated 05/xx/2022 reflects lender credit at $0.00. This is decrease of $350.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,994.37 exceeds fees threshold of $5,609.33 over by +$1,385.04.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $3,666.00
Points - Loan Discount Fee paid by Borrower: $2,278.37
Underwriting Fee paid by Borrower: $1,050.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed the revised closing disclosure delivery date test (no waiting period required) for revised closing disclosure dated 5/xx/2022. Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.46%. Tape shows that undisclosed debt was opened prior to closing, and the revised DTI is 56%. Further details not provided. BWR defect. The subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.460% as the borrower’s income is $5,059.42 and total expenses are in the amount of $2,198.84 and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of 43.46%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
81732931	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$397.80	07/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	$153,227.80	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/12/2023, shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx" The chain of assignments has not been provided. However, the current assignment is with the original lender, Fidelity xx. However, it should be with xx". No active judgments or liens were found. The 1st and 2nd instalments of county taxes for xx have been due in the total amount of xx on xx and xx The 2023 water/sewer annual charges have been delinquent in the amount of xx which were due on 08/16/2023.	According to the payment history tape as of 7/17/2023, the borrower is current with the loan. The last payment was received on 7/10/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The P&I is $4,260.13 and PITI is $4,589.78. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history tape as of 7/17/2023, the borrower is current with the loan. The last payment was received on 7/10/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The P&I is $4,260.13 and the PITI is $4,589.78. The UPB reflected as per the payment history is xx The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. As per the final application, the borrower-1 is retired and was qualified using social security income and VA compensation, and the co-borrower has been working at the "xx" as a budget officer for xx years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Closing_Disclosure violations (Lvl 3) "The original note reflects a late charge of 4% of P&I, and the final CD reflects a late charge of 5%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR not hand dated by borrower."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$23,109.02	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
63516090	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,669.20	06/23/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	$71,664.59	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/14/2023, the subject mortgage was originated on 07/20/2022 and recorded on xx in the amount ofxx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx
There are two code enforcement liens active against the subject property in favor of xx in the amount of xx which was recorded on xx.
There is prior judgment active against the borrower in favor of xx in the amount of xx which was recorded on xx.
There is prior state tax lien active against the borrower in favor of xx in the amount of xx which was recorded on xx.
All prior years of taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 7/20/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 6/23/2023 in the amount of $2,528.14 which was applied for the due date of 7/1/2023. The current P&I is $1,739.45 and PITI is $2,528.14. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of 7/20/2023, the borrower is current with the loan and next due date is 8/1/2023. The UPB is xx
As per the final application, the borrower has been working at xx as a xx for xx years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	XX	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Operating income statement and rent schedule are missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at 42.93%. Tape shows that undisclosed debt was opened prior to closing, and the revised DTI is 94%. Further details not provided. BWR defect. The subject loan originated on xx and the 3-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
14892828	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,722.39	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/11/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx There is no chain of assignments. Currently, the loan is with the original lender, xx No active judgments or liens have been found. Annual county taxes were paid on xx in the amount of xx No prior year’s delinquent taxes have been found.	As per the review of payment history as of 7/28/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $2,604.20 which was applied for the due date of 7/1/2023. The current P&I is $2,604.20 and PITI is $2,604.20. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/28/2023, the borrower is current with the loan and next due date is 8/1/2023. The UPB is xx.
As per final application, the borrower has been working at xx as xx for xx years.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
Seller’s tape data shows the condo association disclosed a special assessment for concrete repairs, and it was confirmed that the repairs were completed but not until the time of closing. The appraisal report is missing from the loan file and CC does not show damages to the property.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the condo association disclosed a special assessment for concrete repairs. The review of the condo questionnaire shows there is a special assessment for concrete repairs of $xxk for the complex. Tape states that repairs are completed but unable to verify. Further details not provided. Elevated for client review. A xx search shows an estimated value of xx. The current UPB is xx	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed with PIW. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at $xx. Current UPB xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.638%, as the borrower’s income is $20,671.46 and total expenses are in the amount of $9,640.71 and the loan was underwritten by LP (xx) and its recommendation is “Accept/Eligible” with a DTI of 47.00%."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28472603	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,663.36	07/26/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	$27,729.20	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 08/17/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx The chain of assignments has been completed. Currently, the mortgage is with xx. There is one prior mortgage against the subject property in favor of xx in the amount of xx which was originated on xx and recorded on xx All prior years' taxes have been paid.	As per the review of payment history as of 07/26/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on 07/26/2023 in the amount of $536.22 which was applied for the due date of 08/01/2023. The current P&I is $536.22. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of 07/26/2023, the borrower is current with the loan and the next due date is 09/01/2023. The UPB is xx
As per final application, the borrower has been working at xx for xx years.
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the condo questionnaire indicated the project was in the process of approving a special assessment for repairs xx of xx that would be needed in compliance with the county, and the seller was unable to confirm if repairs had been completed. The special assessment could be paid either by a lump sum payment of xx or by a monthly payment of $212.17 over 15 years. Subject loan closed with PIW and 1004D is missing from the loan file to confirm whether the repairs have been done. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of xx Current UPB: xx
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the revised closing disclosure delivery date test (no waiting period required) due to the revised closing disclosure. The revised closing disclosure receipt date is provided as xx and the revised closing disclosure receipt date is after the consummation date of xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan-failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects a condo questionnaire fee at $75.00. However, the final CD dated 9/xx/2022 reflects the condo questionnaire fee at $250.00. This is an increase in fee of +$175.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx and the SOL is 3 years."
																																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66354205	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,850.62	07/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	$79,107.99	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/11/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There are two active mortgages that were recorded prior to the subject mortgage. The first prior mortgage was originated on xx and recorded on xx in the amount of xx with "xx". The second prior mortgage was originated on xx and recorded on xx in the amount of xx with "xx"
The first installment of town taxes for 2024 has been paid in the amount of xx on xx.
The second installment of town taxes for 2024 is due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/29/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/1/2023 in the amount of $2,615.38 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $1,958.40 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/29/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx
As per the final application, the borrower has been working at "xx" as a xx for xx years.
As per the document located at "xx", the porch floor of the subject property needs paint, and the estimated cost to paint the floor is xx. The appraisal report at the origination and latest BPO are not available in the loan file. CCs do not show damages. Further details not provided.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. A xx search shows an estimated value of xx The current UPB is xx

The loan is closed with a ClearCapital report, which shows the porch floor needs paint. However, the report reflects the cost to complete the repair at $500.00. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $11,735.50 exceeds fees threshold of $10,274.90 over by +$1,460.60. The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: $10,639.50 Processing Fee paid by Borrower: $721.00 Underwriting Fee paid by Borrower: $375.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $11,735.50 exceeds fees threshold of $10,274.90 over by +$1,460.60. The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: $10,639.50 Processing Fee paid by Borrower: $721.00 Underwriting Fee paid by Borrower: $375.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																																							* Issue with the Initial CD (Closing Disclosure) (Lvl 3) "Initial CD dated 9/xx/2022 does not reflect settlement agent information."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.52%. Tape shows BWR was not employed prior to closing, and DTI is 64.52%. Further details not provided. BWR defect. The subject loan was originated on xx and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
92811842	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,573.24	07/21/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	$89,221.60	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 8/12/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx. recorded on xx in the amount of xx.
The chain of assignments has not been provided. The current assignment is with MERS as nominee for xx.
There are two prior mortgages against the subject property. First, it originated on xx in the amount of xx which was recorded on xx in favor of MERS as a nominee for xx Second, it originated on xx in the amount of xx which was recorded on 5/5/2022 in favor of the xxs.
The annual county taxes for 2023 have been paid in the total amount of xx.

As per the review of payment history as of 07/21/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on 07/21/2023 in the amount of $2401.21 which was applied for the due date of 08/01/2023. The current P&I is $2029.40 and PITI is $2401.21. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 07/21/2023, the borrower is current with the loan and the next due date is 09/01/2023. The UPB is xx
As per final application, the borrower has been working at xx as a xx for 1 year. Prior employment details are not available.
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	XX	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan did not meet GNMA seasoning at the time of origination."
																																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application dated xx signed by the loan originator is missing from the loan documents."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
86059948	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,054.55	07/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/16/2023 shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of "xx" The chain of assignments has not been provided as the subject mortgage is with the original lender, "xx No active judgments or liens have been found. The county taxes for xx have been paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/21/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/10/2023 in the amount of $5,653.63 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is $4,652.42, and the interest rate is 6.990%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 07/21/2023, the borrower is current with the loan and the next due date is 08/01/2023. The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been noted. As per the final application, the borrower has been working at "xx" as a photographer for xx years, and the co-borrower has been working at "xx" as a project engineer for xx years.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.95%. Tape shows income miscalculation as the lender used only 1-year tax return instead of the required 2-years, and the revised DTI is 59.05%. Further details not provided. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not signed by the borrower."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32192573	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$165.00	07/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	360	xx	xx	$28,627.95	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/17/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is an active mortgage that was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of xx with "MERS as nominee for xx".
There are two prior civil judgments against the borrower in favor of "xx and "xx which were recorded on xx and xx in the total amount of xx.
The annual installments of county taxes for 2022 have been paid in the amount of xx on xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/29/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 7/7/2023 in the amount of $873.39 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $722.83 with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/29/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx
As per the final application, the borrower has been working at "xx" for xx years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed loan origination fee test due to fee charged $1,230.00 exceeds fee threshold of $1,144.78, over by +$85.22.
The below fees were included in this test:
Loan Origination Fee paid by Borrower: $1,105.00
Pest Inspection Fee paid by Borrower: $125.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
71159754	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,620.17	07/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/14/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx The chain of assignments has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. All prior years' taxes have been paid.	As per the review of payment history as of 07/24/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/07/2023 in the amount of $3232.49 which was applied for the due date of 07/01/2023. The current P&I is $3232.49 and interest rate is 6.125%. The UPB is xx

Collections Comments:
The loan is currently performing. As per the review of payment history as of 07/24/2023, the borrower is current with the loan and the next due date is 08/01/2023. The UPB is xx
As per final application, the borrower has been working at xx for xx years.
The post-closing details regarding the bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.65%. Tape shows rental income from REO properties was miscalculated, and the resulting DTI is 83%. Further details not found. Lender defect. The subject loan was originated on 6/22/2022, and the 3-year SOL is active."
																																																																																																						* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.657% as the borrower’s income is $13,169.66 and total expenses are in the amount of xx The loan was underwritten by LP (xx), and its recommendation is "Caution" with a DTI of 50%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68778382	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$9,777.88	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/22/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx The chain of assignments has not been completed. Currently, the assignment is with the original lender, "xx." However, it should be with WAB. No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xx was paid on xx in the amount of xx. The second installment of county taxes for xx is due on xx in the amount of $4,888.94. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/1/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 7/17/2023 in the amount of $4,160.03 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The current P&I is $2,892.22 and the interest rate is 4.250%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 7/17/2023 in the amount of $4,160.03 which was applied to the due date of 8/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx for the period xx. Currently, the borrower joined xx on xx as a xx and xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report states ‘as is'. The reconciliation section shows that due to weather, the driveway, walks, grade, sod, and lanscaping cannot be completed. However, the appraisal report reflects xx as the cost to complete the repairs. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the appraisal is deficient. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, view, room count, GLA, basement improvement, or additional ammenities. to arrive at an appraised value of xx Comp #6, with a sales price of xx, is closest to the subject property, valued at xx A xx search shows an estimated value of xx The current UPB is xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28842757	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,807.00	07/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/17/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has not been completed. Currently, the assignment is with the original lender “xx”. However, it should be with xx
There is a junior mortgage that was originated on xx and recorded on xx with the lender “xx” for the amount of xx.
There is a prior credit card judgment against the borrower in favor of xx for the amount of xx recorded on xx
The annual county taxes for 2022 were paid on 1/17/2023 in the amount of xx
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/13/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/13/2023 in the amount of $2,171.04 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx The current P&I is $1,659.49 and the interest rate is 6.375%.	Collections Comments:The loan is currently performing, and the next due date is 8/1/2023. The last payment was received on 7/13/2023 in the amount of $2,171.04 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the final application, the borrower has been working at "xx" as a xx for xx months. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the property has an ADU unit that sustained damage in the hurricane. HFA required the AUD to be demolished and reappraised, but the borrower was not interested in demolishing the unit. Value is still supported without the AUD. The original appraisal was subject to the inspection of the accessory unit; however, the appraiser was not able to access it at the time of inspection. xx search reflects an estimated value of xx The current UPB is xx Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 08/xx/2022 reflects the sum of Section C fees and Recording fee at $3,115.00. However, CD dated xx reflects the sum of Section C and Recording fee at $3,751.50. This is a cumulative increase of $325.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2022 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx the SOL is 1 year."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 7.253% exceeds APR threshold of 6.560% over by +0.693%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,350.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
59742409	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,443.86	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	$29,827.48	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/19/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx However, this should be with xx
No active judgments or liens have been found.
1st and 2nd half county taxes for xx are due in the amount of xx
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/1/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $1,617.62 which was applied for the due date of 8/1/2023. The current P&I is $1,434.94 and PITI is $1,617.62. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of 8/1/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx
As per the final application, the borrower is getting a pension.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 4/xx/2023 delivered on 4/xx/2023 which is more than 3 business days from initial application date 4/xx/2023. The subject loan is a refinance, originated on xx and the SOL of 3 year is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not meet the GNMA refinance seasoning rule. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80041095	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$981.22	07/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.240%	360	360	xx	xx	$12,470.80	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	xx	xx	$594.59	09/01/2018	Financial Hardship	According to the updated title report dated 08/23/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
The chain of assignment is complete. Currently, the loan is with the lender, xx

No active judgments or liens have been found.
Annual combined taxes for 2023 are due on 1/5/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 8/22/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on 7/8/2023 in the amount of $767.41 which was applied for the due date of 9/1/2023. The current P&I is $594.59 and PITI is $767.41. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 8/22/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx
As per comment dated xx, the borrower’s income was affected by Covid-19. Further details not provided.
The subject property is occupied by owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $549.59 monthly with a modified interest rate of 4.500% beginning on 9/1/2018 with a maturity date of 11/1/2047. The deferred balance amount is xx and the interest bearing amount is xx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	XX	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report is missing from the loan file. As per the tax report attached with UT (xx), the subject property type is a "Manufactured Home". The short-form policy does not have ALTA 7 endorsement with it. The VIN# is not mentioned in the subject mortgage's legal description and the affidavit of affixation is missing. There is document located at "xx" that reflects the VIN# xx and model "xx" which states that the home is not permanently affixed."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test due to:
Loan failed NC RSHL modified HMDA APR threshold exceeded due to calculated APR 12.380% exceeds APR threshold of 7.790% over by +4.590%.
Loan failed NC RSHL conventional mortgage rate APR threshold exceeded due to calculated APR 12.380% exceeds APR threshold of 8.100% over by +4.280%.

This loan failed the NC RSHL DTI Provided Test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.
This loan failed NC RSHL Documentation Type Test due to the loan is a rate spread home loan and the document type is "No Documentation"."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC. The following state disclosures are missing from the loan file;
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	xx
45857735	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,024.76	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.620%	360	360	xx	xx	$24,442.66	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	No	Not Applicable	No	Unavailable	xx	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/23/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
The chain of assignments has not been completed. Currently, the assignment is with “xx” recorded on xx However, it should be with xx.
There is a credit card judgment against the borrower in favor of xx for the amount of xx recorded on xx
There are 2 state tax liens against the borrower in favor of xx for the total amount of xx recorded on xx and xx.
The annual combined taxes for 2022 were paid on xx in the amount of xx.
The annual combined taxes for 2023 are due on 1/5/2024 in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/31/2023, the borrower is current with the loan and the next due date is 8/5/2023. The last payment was received on 7/3/2023 in the amount of $446.00 which was applied to the due date of 7/5/2023. The unpaid principal balance is xx The current P&I is $446.00 and the interest rate is 1.850%. The deferred balance is $21,507.74. The borrower made the payment through AOT, which is located at “POC Pg#8” with the new unpaid principal balance of xx and the deferred balance is xx	Collections Comments:The loan is currently performing, and the next due date is 8/5/2023. The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx
The borrower made the payment through AOT, which is located at “xx” with the new unpaid principal balance of xx and the deferred balance is xx The foreclosure was not initiated. The borrower xx filed for bankruptcy under Chapter xx with case#xx on xx. The debtor was dismissed on xx and the case was terminated on xx The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed for bankruptcy under Chapter xx with case#xx on xx The POC was filed by the creditor xx on 3/5/2018, with the claim amount of xx and the arrearage amount is $0.00. However, the POC bar dated 3/5/2018. The Chapter xx plan was filed on xx and confirmed on xxThe debtor has promised to pay the trustee in the amount of $xx for xx months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $195,100.00. Therefore, the unsecured portion is $0.00. The chapter 13 trustee’s final report was filed on 1/15/2019. The debtor was dismissed on 11/20/2018 and the case was terminated on xx	Not Applicable	Credit Application Flood Certificate Hazard Insurance Missing Required State Disclosures Note	XX	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."
* Note is missing or unexecuted (Lvl 3) "Copy of the note document is available at "xx" is incomplete as last page is missing."	* Application Missing (Lvl 2) "The final loan application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test due to:
Loan failed NC RSHL modified HMDA APR threshold exceeded due to calculated APR 11.750% exceeds APR threshold of 7.540% over by +4.210%.
Loan failed NC RSHL conventional mortgage rate APR threshold exceeded due to calculated APR 11.751% exceeds APR threshold of 7.850% over by +3.901%.

This loan failed the NC RSHL DTI Provided Test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.
This loan failed NC RSHL Documentation Type Test due to the loan is a rate spread home loan and the document type is "No Documentation"."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA foreclosure rescission finance charge test due to calculated finance charge of $441,314.22 exceeds disclosed finance charge of $441,248.97 over by $65.25."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file;
1. Credit Property Insurance Disclosure.
2. Priority of Security Instrument Disclosure.
																																																																																																								3. Attorney Selection Disclosure."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
72129184	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,013.30	06/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/18/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, “xx”.
No active judgments or liens have been found.
The first and second installments of combined taxes for xx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 7/31/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 6/29/2023 in the amount of $3,038.97 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $2,240.11 with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/31/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx
As per the appraisal report dated 10/18/2022, subject to water being turned on and in working order. However, updated 1004D and the latest BPO report are not available in the loan file. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
As per the final 1003, the borrower is retired and receives a pension.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.773%. Tape shows BWR pension payout may only last 10 additional months and BWR only other income was SSI. DTI may be 100%. Lender defect. The subject loan was originated on xx and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated 10/xx/2022 is subject to the water connection being turned on and in working order; the estimated amount of repairs could not be determined. However, updated 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2022 reflects appraisal fee at $425.00. However, CD dated xx reflects appraisal fee at $545.00. This is an increase in fee of $120.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the SOL is 1 year.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of section C fees and recording fee at $2,552.50. However, CD dated 11/xx/2022 reflects the sum of section C and recording fee at $2,267.00. This is a cumulative increase of $58.80 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the SOL is 1 year."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
84056949	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,818.88	06/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/21/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx There is no chain of assignments. Currently, the loan is with the original lender, MERS as a nominee for xx. There is a subordinate junior mortgage active in favor of xx in the amount of xx which was recorded on xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 7/31/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 6/28/2023 in the amount of $2,843.23 which was applied for the due date of 7/1/2023. The current P&I is $2,326.26 and PITI is $2,843.23. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/31/2023, the borrower is current with the loan and the next due date is 8/1/2023. The UPB is xx As per the final application, the borrower has been working at xx as a xx for xx years. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The tape shows that the investor rejected the loan because the F1 student visa BWR2 was unacceptable for the product. Also, the BWR2 current I-797 document is missing; she had an expired passport, and a Form 1485 was provided, but the investor rejected it. Further details not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test. The initial LE dated 4/xx/2023 was delivered on xx which is more than 3 business days from the initial application date of 4/xx/2023. The subject loan is a purchase case that originated on xx, and the SOL is 1 year."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed the compliance ease delivery and timing test for the initial loan estimate dated 4/xx/2023 and electronically signed on 4/xx/2023, which is greater than three business days from the initial application date of 4/xx/2023. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of the initial LE. The subject loan is a purchase case that originated on xx and the SOL is 1 year."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated xx reflects cash to in the amount of xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
68365600	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,135.82	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/31/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has been completed. The last assignment is with "xx”.
There is a junior UCC lien active against the subject property in favor of “xx” which was recorded on xx. However, the amount is not listed for the above UCC lien.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/10/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $807.63 with an interest rate of 3.875% which was applied for the due date of 8/1/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/10/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of $807.63 with an interest rate of 3.875% which was applied for the due date of 8/1/2023. The current UPB is xx
No evidence has been found regarding bankruptcy and foreclosure.
As per the final application, previously, the borrower was working at xx as a relief asst ERP for the period 4/23/2010 to 8/2/2018. Currently, the borrower has been working at xx as a quality control management for 12 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44%. The tape shows income miscalculations. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.414%, as the borrower’s income is $3,113.34, and total expenses are in the amount of $1,382.76. The loan was underwritten by LP (xx), and its recommendation is "Accept" with a DTI of 44%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40244016	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,277.10	09/12/2023	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$571.28	04/01/2023	Financial Hardship	According to the updated title report dated 08/31/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is an active water/sewer lien against the subject property in favor of "xx", which was recorded on xx in the amount of xx.
The first installment of county taxes for 2022 has been paid in the amount of xx5 on xx.
The second installment of county taxes for 2020 is due in the amount of xx.
The utility charges have been delinquent in the total amount of xx, which are good through xx.	According to payment history as of 9/18/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on 9/12/2023 in the amount of $788.67 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $571.28 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 9/18/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at "xx" as a  xx for xx years.
Covid-19 attestation is available in the loan file, which is located at “xx”.
The modification agreement was made between the lender and borrower on xx.
As per the comment dated 06/06/2023, the subject property is impacted by the disaster. CCs do not show damages.
As per the comment dated 09/12/2023, the subject property is owner occupied.
As per the comment dated 10/05/2022, the borrower was approved for a 3-month trial plan, which will begin from 11/01/2022 to 01/01/2023.
According to the servicing comments, the foreclosure was initiated on the loan. As per the comment dated 10/04/2022, the foreclosure was put on hold for loss mitigation. Further details not provided.
No post-close bankruptcy record has been found.
Foreclosure Comments:According to the servicing comments, the foreclosure was initiated on the loan. As per the comment dated 10/04/2022, the foreclosure was put on hold for loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $571.28 monthly with a modified interest rate of 3.250% beginning on xx with a maturity date of xx The loan has been modified once since origination.	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is FHA uninsurable as the credit report expired at funding. Further details were not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/xx/2020 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1 year SOL has expired.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial LE dated 6/xx/2020 reflects lender credit at $739.00, however, Final CD dated xx reflects Lender Credit at $ 556.19. This is decrease of +$182.81 for fee which has 0% tolerance test. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1 year SOL has expired."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
26717206	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,236.48	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 08/31/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”.
The chain of assignments has been completed. The mortgage is currently assigned to "xx ", which was recorded on xx.
There is a prior hospital lien active against the subject borrower in favor of “xx” in the amount of xx which was recorded on xx.
There are two junior UCC liens active against the subject property in favor of same plaintiff xx” which were recorded on same date xx. The amount is not listed for both UCC liens.
The annual county taxes for 2023 are due in the total amount of xx for xx and xx respectively.
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/14/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $1,334.53 which was applied for the due date of 9/1/2023. The current interest rate is not available. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/14/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $1,334.53 which was applied for the due date of 9/1/2023. The current interest rate is not available. The current UPB is xx
No evidence has been found regarding bankruptcy and foreclosure.
The Covid-19 attestation is available at “xx”.
As per the final application, the borrower has been working at “xx” as xx for xx months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with P&I of $1,593.19 and interest rate of 2.875%. According to the payment history as of 9/14/2023, the current P&I is $1,334.53 and the interest rate is not available. There is decrease in P&I with respect to original note data. Also, the collection comment dated xx shows the loan was modified. However, the modification agreement is missing from the loan file.		XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 38.59%. The tape shows BWR’s income miscalculations, which may push the DTI higher. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."				Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
93949547	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,366.04	08/25/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/31/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xx have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/25/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 8/25/2023 in the amount of $1,278.81 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx The current P&I is $961.48 and the interest rate is 3.250%.	Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on 8/25/2023 in the amount of $1,278.81 which was applied to the due date of 9/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx" as a xx for xx months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report dated 6/29/2021 in the loan file is 'Subject to' for the affidavit of affixture being recorded, and a copy of the foundation certificate is required. The subject is a new construction. An estimate of the cost of repair is not provided in the appraisal report. However, the appraisal 1004D update/completion report is missing from the loan documents."	* Assets do not meet guidelines (Lvl 3) "The tape shows that the loan is not uninsurable by the FHA as the gift funds of xx were not entered correctly in AUS. Total assets available are $16,005.04 excluding gifts, which satisfy the cash to close requirement of $12,683.50."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, the subject property is a manufactured home. However, the manufactured home rider is located at “xx" which shows the subject property is a manufactured home with serial #xx. The Alta-7 endorsement is attached to the final title policy. VIN# xx is mentioned on the legal of the recorded mortgage."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.014% as the borrower’s income is $3,033.34 and total expenses are in the amount of $1,486.77 and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of 49.01%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
43903147	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,507.10	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/30/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "MERS as nominee for xx.
The chain of assignments has not been provided. However, the current assignment is with the original lender, xx
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/14/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2,484.54 (PITI) which includes a P&I of $2,013.36, which was applied to the due date of 9/1/2023. The current rate of interest is 3.125% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/14/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been found.
As per the final 1003, the borrower previously worked at xx as a xx from 7/15/2019 to 8/31/2020, then at xx as an xx from 8/31/2020 to 11/21/2020, and then at xx and xx as a xx from 1/15/2021 to 4/24/2021. Currently, the borrower has been working at xx as a xx of operations for xx months.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows comps did not support value. The review of the appraisal report shows that the comparables are not similar in terms of quality of construction, condition, and above grade room count. Significant line adjustments were made to the comps to arrive at an appraised value of xx. xx search shows an estimated value at xx. Current UPB xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
96166597	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,818.70	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/31/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx
No active judgments or liens have been found.
1st and 2nd half county taxes for 2023 are due in the amount of xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/5/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on 9/5/2023 in the amount of $2,239.82 which was applied for the due date of 9/1/2023. The current P&I is $1,842.87 and PITI is $2,239.82. The UPB is xx	Collections Comments:The loan is currently performing.
As per the review of payment history as of 9/5/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx
As per final 1003, the borrower was previously working at xx for the period 4/9/2015 to 2/18/2019. Currently, the borrower is working at xx as a xx for xx years.
Covid-19 attestation is located at “xx”.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows comparable value not supported. The review of the appraisal report shows that the comparables are not similar in terms of site area, actual age and above grade room count and located over 1 mile from the subject property. With a value of xx Comp. 2 looks to be the most comparable and has the fewest net and gross adjustments. The subject property valued at xx xx search shows an estimated value at xx Current UPB xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exception failed the reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 02/xx/2021 does not reflect points-loan discount fee. However, final closing disclosure dated xx reflects points-loan discount fee at $309.74. This is an increase in fee of +$309.74 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20382962	xx	xx			561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,409.55	08/21/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			xx	xx	xx	xx	Primary	Yes	Yes	No			xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx. The chain of assignments has not been provided. However, the current assignment is with the original lender xx No active judgments or liens have been found. The second installment of county taxes for 2023 has been due in the amount of $3,204.78 for 10/31/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/21/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on 8/21/2023 in the amount of $4,236.65 with an interest rate of 7.000% which was applied for the due date of 9/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/21/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on 8/21/2023 in the amount of $4,236.65 with an interest rate of 7.000% which was applied for the due date of 9/1/2023. The current UPB is $xx. No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at xx Tape shows DTI exceeds maximum allowable limit of 42%. BWR has 785 FICO, 2 year 9 months on the job and $68K reserves."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2339	Not Applicable
31262310	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,071.78	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx in the amount of xx There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx There is subordinate junior mortgage active against the subject property in favor of xx LLC in the amount of xx. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/30/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on 8/30/2023 in the amount of $3,694.09 which was applied for the due date of 9/1/2023. The current P&I is $2,941.42 and PITI is $3,694.09. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/30/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is $xx. As per the final application, the borrower has been working at xx for 9 years. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 4/xx/2023 delivered on 4/xx/2023 which is more than 3 business days from initial application date xx. Subject loan is a purchase, originated on xx
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR funds requirement for down payment were not met and loan is ineligible for purchase. Review of the FCD shows BWR made a contribution of only $10,858.95 towards closing. BWR received DPA assistance of xx, which was used towards closing. BWR has 690 FICO, 9 years on the job and $9,728 reserves."
* LTV or CLTV exceeds 104% (Lvl 3)     "Collateral Value used for underwriting:xx Amount of Secondary Lien(s):xx Loan Amount:xx. Current UPB is xx
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2071	Not Applicable
96585565	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,404.28	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	$46,601.27	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/11/2023, the subject mortgage was originated on xx The chain of assignments has been completed. Currently, the assignment is with the original lender xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2023 are due in the amount of $4,404.28 recorded on different dates. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 8/3/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/3/2023 in the amount of $2,526.84 which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The current P&I is $2,106.23 and the interest rate is 2.750%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/3/2023 in the amount of $2,526.84 which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
The borrower has been receiving social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/xx/2021 reflects Points - Loan Discount Fee at $4,447.00. However, CD dated 10/xx/2021 reflects Points - Loan Discount Fee at $5,148.96. This is an increase in fee of $701.96 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 10/xx/2021 and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan does not meet seasoned period requirement of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.709% as the borrower’s income is $6,470.69 and total expenses are in the amount of $3,345.91 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 51.709%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1867	1991
1638817	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,679.04	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$53,976.39	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx The chain of assignments has not been provided. However, the current assignment is with the original lender, "MERS as nominee for xx" No active liens and judgments have been found against the borrower or property. No prior-year delinquent taxes have been found.	According to the payment history as of 9/5/2023, the borrower is current with the loan. The last payment was received on 9/1/2023, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $2,386.02 and PITI is $2,916.49. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/5/2023, the borrower is current with the loan. The last payment was received on 9/1/2023, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx.
The loan was originated on xx. However, Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 11/xx/2021 delivered on 11/xx/2021 which is more than 3 business days from initial application date 11/xx/2021. The subject loan is a refinance, originated on 12/xx/2021 and the SOL of 1 year is active."
* Loan does not conform to program guidelines (Lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47897887	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,660.04	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx in the amount of $326,230.00 in favor of "xx." The chain of assignments has not been provided as the subject mortgage is with the original lender, "xx." There is a junior mortgage against the subject property in favor of "xx" in the amount of xx. No active liens and judgments have been found. The county taxes for 2022-23 were paid in the total amount of $1,660.04 on 12/09/2022 and 04/06/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $2395.43 (PITI) which was applied to the due date of 9/1/2023. The monthly P&I is $1982.21, the interest rate is 6.125%, and the current UPB is $xx.	Collections Comments:The loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
No evidence of damage or repair has been found.
No evidence of post-closing bankruptcy has been found.
As per the loan application, the borrower has been working at xx. The co-borrower has been working at xx for 13 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,542.23 exceeds fees threshold of $9,421.57 over by +$120.66.
The below fees were included in the test
Loan Origination Fee paid by Borrower: $6,524.60
Mortgage Insurance Premium paid by Borrower: $2,022.63
Processing Fee paid by Borrower: $995.00."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $9,542.23 exceeds fees threshold of $9,421.57 over by +$120.66.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $6,524.60
Mortgage Insurance Premium paid by Borrower: $2,022.63
Processing Fee paid by Borrower: $995.00."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "The tape shows BWR is a non-permanent resident alien under C-10. However, the BWR with NRA under the C10 category is not allowed as per seller guidelines. Further details not provided. Elevated for client review."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated 5/xx/2023 reflects cash to in the amount of $1,692.88."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64731007	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,445.96	08/21/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	$110,797.97	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/11/2023, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. No active judgments or liens have been found. The first and second installments of county taxes for 2023 are due in the total amount of $1,445.96. No prior year’s delinquent taxes have been found.	According to payment history as of 9/5/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The last payment was received on 8/21/2023 in the amount of $1,610.01 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $1,359.44 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/5/2023, the borrower is current with the loan, and the next due date is 8/1/2023. The current UPB reflected as per the payment history is $xx.
Covid-19 attestation is available in the loan file, which is located at xx
As per the final 1003, the borrower receives VA benefits and social security income.
As per the comment dated 06/09/2023, the reason for default is the illness of the principal mortgagor.
As per the comment dated 09/20/2022, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated 08/09/2022, the borrower’s income is impacted by Covid-19.
As per the comment dated 06/09/2023, RPP set up an effective date of 06/09/2023 in the amount of $1,610.01. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1876	Not Applicable
69486751	xx	xx			561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,890.55	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable		xx	xx	xx	xx	Investor	Yes	Yes	No			xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 09/12/2023, the subject mortgage was originated on 06/02/2022 with the lender xx in the amount of xx The chain of assignment has not been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. The electrical xx. The mechanical permit# xx. The status is expired. All prior years’ taxes have been made.	As per the review of payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on 08/10/2023 in the amount of $4318.11 which was applied for the due date of 08/01/2023. The current P&I is $3828.43 and PITI is $4318.11. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 09/01/2023. The UPB is $xx. As per final application, the borrower has been the owner of xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	XX	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $22,790.28, and annual payments are $53,150.88. The debt service cover ratio (DSCR) is 0.43, which is less than 1.00." * Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and was approved at 42.03%. The tape shows DTI exceeds the maximum allowable of 42%." * Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2262	Not Applicable
5210300	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,584.92	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/20/2023 shows that the subject mortgage was originated on xx in the amount of xx in favor of “xx
The chain of assignments is complete. The current assignment is with xx
No active liens and judgments have been found.
The second installment of combined taxes for 2023 is due on 2/20/2024 in the amount of $11,292.46.
No prior year’s delinquent taxes have been found.

According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on 8/10/2023 in the amount of P&I of $4,690.62, which was applied to the due date of 8/1/2023. The current rate of interest is 3.875% and the current UPB is $xx and the deferred balance is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx and the deferred balance is $14,071.86.
The lender has deferred the payment from 6/1/2020 to 8/1/2020 for the amount of $14,071.86. The deferral agreement is not available in the loan file.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the BPO report dated 1/12/2023 located at xx,” the subject property was occupied by the owner.  No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been the owner of xx for 180 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.81%. Tape shows the most recent 2-year individual and business tax return required by LP, audited P&L, CPA letter, and third-party verification are missing from the loan file. The revised DTI is 44.26%. Further details not provided. Lender defect. The subject loan originated on 3/xx/2017, and the 3-year SOL is expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Initial closing disclosure delivery date test failed due to initial closing disclosure delivery date 3/xx/2017 is on the consummation date 3/xx/2017."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as $692,534.65. Calculated finance charge is $692,694.22 for an under disclosed amount of -$159.57. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on 3/xx/2017 and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59166242	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,874.40	07/26/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/18/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx. for the amount of xx.
The chain of assignments has been completed. Currently, the assignment is xx
There is a mechanics lien against the property in favor of xx
There are 3 prior mechanics liens against the subject property in favor of multiple plaintiffs for the amount of $69,143.00 recorded on different dates.
There is an ECB lien against the subject property in favor of xx.
The first installment of combined taxes for 2024 was paid on 6/28/2023 in the amount of $1,973.49.
The second, third and fourth installments of combined taxes are due in the amount of $5,900.93.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 7/26/2023 in the amount of $3,165.76 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $2,401.05 and the interest rate is 3.125%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on 7/26/2023 in the amount of $3,165.76 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject condo is in xx. BWR1 and BWR2 live and work in xx FL. Subject may be NOO or second home as there is no indication that any of the BWRs are moving to xx. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: Charged 5.000% Allowed 2.000% Overby +3.000%"
* Income documentation does not meet guidelines (Lvl 3)     "Tape shows BWRs ownership percentage in partnership business could not be verified. Further details not provided."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 39.68% based solely on BWR2 income. Tape and file show unable to verify BWR2 K-1 earnings from real estate partnerships. 2019 and 2020 tax returns in file show AGI over $xxk. BWR has been a physician for 24 years."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17435039	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,188.37	08/15/2023	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated 9/18/2023 the subject mortgage was originated on xxwas subordinated with the mortgage located at xx. The subordination agreement is located at xx.pdf pg#37 hence the subject mortgage is in the first lien position.

The chain of assignment has been completed as the mortgage is currently with xx

No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for 2023 have been paid in the amount of $10,313.55.
Annual combined taxes for 2023 have been due in the amount of $4,188.37.
No prior year’s delinquent taxes have been found.
As per review of the latest payment history as of 8/31/2023, the loan is current and the borrower has been making his monthly payment. The last payment was received on 8/15/2023 in the amount of $3,154.31 with an interest rate of 4.250% and P&I is $2,037.09 for the due date of 8/1/2023. The next due date is 9/1/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of loan is performing.
As per review of the latest payment history as of 8/31/2023, the loan is current and the borrower has been making his monthly payment. The next due date is 9/1/2023. The current UPB reflected is in the amount of $cc
As per comment dated 9/8/2021, the borrower’s income has been impacted by Covid19. The forbearance plan for six months was approved. No further details have been found.

No details related to the bankruptcy have been found.

As per document located at xx shows that the foreclosure was initiated in the year of 2020. But the foreclosure was put on hold due to moratorium. According to payment history as of 3/31/2022. As per tape the loan has been modified on 1/1/2021. Further details not provided.

As per the final 1003, the borrower has been working at xx
Previous employment details not available.
Foreclosure Comments:
As per document located at xx shows that the foreclosure was initiated in the year of 2020. But the foreclosure was put on hold due to moratorium. According to payment history as of 3/31/2022. As per tape the loan has been modified on 1/1/2021. Further details not provided.

Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.25%. Tape shows W2 and 30 day paystubs for both BWRs are missing from the loan file, and the revised DTI is 37.25%. Further details not provided. Lender defect. The subject loan originated on 5/xx/2016, and the 3-year SOL is expired."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan file."
																																																																																																								* Missing proof of hazard insurance (Lvl 2) "Missing hazard insurance in the loan package."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63101943	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,077.58	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	$23,178.22	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/19/2023 shows that the subject mortgage was originated on xx in the amount of xx in favor of “xx.”
The chain of assignments has been completed. The mortgage is currently assigned to “xx
No active judgments or liens found.
The 2022 combined annual taxes were paid in the amount of $1,048.78 on 12/16/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on 08/01/2023 in the amount of $1,604.72 which was applied for the due date of 08/01/2023. The current monthly P&I is $1,111.48 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
As per the review of seller’s tape data as of 08/31/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $1,111.48 and interest rate is 3.750%.  The UPB is $cc.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not available in the loan file.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.658%, as the borrower’s income was $4,462.90 and total expenses are in the amount of $2,082.30 and the loan was underwritten by DU xx and its recommendation is “Approve/Ineligible” with a DTI of 46.66%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Closing Disclosure dated 05/xx/2021 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
																																																																																																							* Missing Required State Disclosures (Lvl 3) "Tape shows the lender failed to provide a "South Carolina Agency To Receive Borrower Complaints" disclosure". Further details not provided."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29244726	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/24/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/26/2023 shows that the subject mortgage was originated on xx in the amount of xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx
No active judgments or liens found.
The 1st installment of county taxes for 2023 was paid in the total amount of $1,152.46 on 05/12/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of $1,152.46 on 12/06/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on 07/24/2023 in the amount of $989.07 which was applied for the due date of 08/01/2023. The current monthly P & I is $750.65 with an interest rate of 4.630%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on 07/24/2023 in the amount of $989.07 which was applied for the due date of 08/01/2023. The current monthly P & I is $750.65 with an interest rate of 4.630%. The current UPB reflected as per the payment history is $cc.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application	XX	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show the loan has passed federal and state higher-priced tests. Further details not provided."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $5,577.50 Exceeds Fees threshold of $4,195.11 Over by +$1,382.39. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,197.50
Processing Fee paid by Borrower: $1,300.00
Tax Service Fee paid by Borrower: $80.00"
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $5,577.50 Exceeds Fees threshold of $4,195.11 Over by +$1,382.39. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,197.50
Processing Fee paid by Borrower: $1,300.00
Tax Service Fee paid by Borrower: $80.00"
* Missing Initial 1003_Application (Lvl 3)     "The initial application is missing from the loan documents."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24448285	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,301.03	Unavailable	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.491%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$515.34	07/01/2019	Financial Hardship	The review of the updated title report dated 9/18/2023 shows that the subject mortgage originated on xx with instrument# xx
The chain of assignment is not completed as the subject mortgage is currently assigned to "xx
There are 2 credit card judgments open against the borrower in the amount of $19,357.88, which was recorded on different dates in favor of different plaintiffs.
There is one civil judgment open against the borrower in the amount of $0.00, which was recorded on 9/26/2019 in favor of xx
There are 5 state tax liens open against the borrower in the amount of $2,224.71, which was recorded on different dates in favor of different plaintiffs.
The annual combined taxes for 2023 have been paid in the amount of $2,558.17 on 3/7/2023.
School taxes for 2023 have been paid in the amount of $3,742.86 on 10/6/2022.
No prior year’s delinquent taxes have been found in the updated title report.	As per tape data of payment history dated as per 8/31/2023, the loan is performing. The date of the last payment received is not available. The next due date is 9/1/2023. The current UPB as per tape data is in the amount of $xx, and the current interest rate as per tape data is 4.750%.	Collections Comments:Currently, the loan is performing.
As per tape data of payment history dated as per 8/31/2023, the loan is performing. The date of the last payment received is not available. The next due date is 9/1/2023. The current UPB as per tape data is in the amount of $cc.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The foreclosure was initiated on the subject property, and the lis pendens was filed on xx. Later on, the release of xx was filed on 10/27/2017 and recorded on 10/30/2017. However, the FC process has been closed. No further details were found in the available servicing comments. Currently, the loan is performing.
The debtor xx The debtor was dismissed on xx
The Schedule-D in voluntary petition shows that the unsecured amount is $0.000 out of secured claim in the amount of xx
The POC was filed on 06/27/2017 with the secured claim of xx
Foreclosure Comments:The foreclosure was initiated on the subject property, and the lis pendens was filed on xx and recorded on xx. Later on, the release of lis pendens was filed on xx However, the FC process has been closed. No further details were found in the available servicing comments. Currently, the loan is performing.
Bankruptcy Comments:The debtor xx and the plan was confirmed on 10/10/2017. The debtor was dismissed on 11/26/2018 and terminated on 4/29/2019.
The Schedule-D in voluntary petition shows that the unsecured amount is $0.000 out of secured claim in the amount of $92,996.00 and with collateral of xx
The POC was filed on 06/27/2017 with the secured claim of $97,089.72 with an arrearage of $40,674.42.	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is 4.750%, and the borrower promises to pay the P&I of $515.34, which began on 7/1/2019. The new principal balance is $xx. The interest-bearing amount is $110,644.66, and the maturity date is 2/1/2053. The creditor has forgiven the principal balance in the amount of $1,433.20, and the amount of principal forgiven does not exceed 2% of the modification amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. However, the final HUD is missing from the loan file, and Infinity did not run compliance. Further details not provided."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84400014	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$88.00	$695.21	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.280%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/19/2023, the subject mortgage was originated on xx
The chain of assignments is complete. Currently, the mortgage is assigned to lender xx
No active liens and judgments have been found.
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.

According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The monthly P&I is $732.00, and the interest rate is 8.530%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The monthly P&I is $732.00, and the interest rate is 8.530%. The current UPB is $cc.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Final application is missing from the loan file and current employment details are unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	XX	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. Final appraisal report and updated title report description shows the type of subject property as a manufactured home. However, the affidavit of affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Tax certificate shows separate assessment for land and building. Unable to confirm whether property is affixed or not."	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.420% exceeding the APR threshold of 6.620% by +5.800%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."
* Higher Price Mortgage Loan (Lvl 3) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 12.420% exceeding the APR threshold of 6.620% by +5.800%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of  12.420% and 12.420% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of  7.520% and 6.890% over +4.900% and +5.530%, respectively.
																																																																																																								The calculated APR of 12.420% exceeded NC RSHL average prime offer rate APR threshold of 6.620% by +5.800%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57612478	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,387.68	Unavailable	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.970%	360	360	xx	xx	$26,231.46	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$530.47	10/01/2019	Financial Hardship	As per review of the updated title report dated 9/18/2023, the subject mortgage was originated on xx
The chain of assignments is incomplete. The loan is currently assigned with xx
No active judgments or liens found.
Annual combined taxes for 2022 has been paid off in the amount of $1,406.76 on 1/31/2023.
Annual school taxes for 2022 is due on 9/30/2023 in the amount of $1,387.68.
As per updated title report, no prior year taxes are delinquent.	As per the review of the seller’s tape as of 8/31/2023, the borrower is current with the loan, and the next due date of payment is 9/1/2023. The last payment was received in the amount of $841.46, which applied for 8/1/2023. The date of the last payment received is not available. The current P&I is $530.47 with an interest rate of 5.500%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing.
As per the review of the seller’s tape as of 8/31/2023, the borrower is current with the loan, and the next due date of payment is 9/1/2023. The UPB as of the date mentioned in the updated payment history is $cc.
The foreclosure was initiated in 2014 with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on 8/20/2014, in favor of xx. However, the notice of pendency re-filed in this action on 7/3/2017. The notice of motion filed on 8/13/2018. The comment dated 1/28/2019 states that the sale had been scheduled on 2/11/2019. However, the FC was placed on hold due to loss mitigation. Later on, the loan was modified on 9/1/2019. The motion to dismiss was filed on 12/17/2019. Hence, the foreclosure process has been closed.
No bankruptcy-related details have been found.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:The foreclosure was initiated in 2014 with the loan. The notice of lis pendens shows that the foreclosure complaint was filed on 8/20/2014, in favor of xx. However, the notice of pendency re-filed in this action on 7/3/2017. The notice of motion filed on 8/13/2018. The comment dated 1/28/2019 states that the sale had been scheduled on 2/11/2019. However, the FC was placed on hold due to loss mitigation. Later on, the loan was modified on 9/1/2019. The motion to dismiss was filed on 12/17/2019. Hence, the foreclosure process has been closed.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on 9/1/2019. The new modified rate is 5.500% and borrower promises to pay the P&I of $530.47 which began on 10/1/2019. The new principal balance is $xx. The interest bearing amount is $95,000.00 and the maturity date is 1/1/2051. The lender had forgiven the principal for the amount of $58,411.89. Reason for modification is financial hardship.	Affiliated Business Disclosure Initial 1003_Application Missing or error on the Rate Lock	XX	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. However Infinity compliance results show that the loan does not fail federal higher-priced mortgage loan test but loan failed the NY subprime home loan test due to an APR calculated at 12.380% exceeding the APR threshold of 7.580% by +4.800%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE is Elevated as the loan is failing NY Subprime Home Loan Test.
This loan failed the NY subprime home loan test due to APR calculated 12.380% exceeds APR threshold of 7.58% over By +4.800%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership Counseling disclosure is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate Business disclosure is missing from loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48684294	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$748.60	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.340%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/18/2023 shows that the subject mortgage was originated on xx
The chain of assignments is complete. The current assignment is with xx
No active liens and judgments have been found.
The 2023 combined annual taxes are due in the amount of $748.60 on 01/05/2024.
No prior year’s delinquent taxes have been found.	Tape data shows that loan is currently delinquent for 1 month and the next due date is 08/01/2023. Last payment date is unable to be determined. Tape data shows that the monthly P&I is in the amount of $1,160.40 with an interest rate of 11.340%. The current UPB is reflected in tape for the amount of $xx The rate will be changed as per adjustment of term agreement. (Doc Locator -xx PG#4).	Collections Comments:Collections Comments: The current status of the loan is in collection.
Tape data shows that loan is current and the next due date is 08/01/2023. Last payment date is unable to be determined. Tape data shows that the monthly P&I is in the amount of $1,160.40 with an interest rate of 11.340%. The current UPB is reflected in tape for the amount of $cc. The rate will be changed as per adjustment of term agreement. xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	XX	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed. As per appraisal report located at xx, the subject property is a manufactured home. However, the affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. However Infinity compliance results show that the loan does not fail federal higher-priced mortgage loan test but loan failed the NC Rate Spread Home Loan Test due to the calculated APR of 12.480% and 12.480% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of 7.580% and 7.990% over +4.900% and +4.490%, respectively."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "This loan failed the NC RSHL DTI Provided Test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of  12.480% and 12.480% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of  7.580% and 7.990% over +4.900% and +4.490%, respectively."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16062358	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$0.00	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/18/2023 shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx., as trustee for xx
No active judgments or liens were found.
Property is a unit in a cooperative; taxes are unavailable for individual units.	According to the payment history as of 08/31/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on 08/07/2023 in the amount of $1,296.01 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $1,270.10 with an interest rate of 4.875%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/31/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on 08/07/2023 in the amount of $1,296.01 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $1,270.10 with an interest rate of 4.875%. The current UPB is reflected in tape for the amount of $cc.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 09/01/2022, the reason for default is “excessive obligation”.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower was previously self-employed at xx. Currently, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Dicsloures	XX	3: Curable	* Mortgage Not Recorded (Lvl 3) "As per tape data, the subject mortgage was originated on 04/xx/2014, but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6761545	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$8,326.93	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	180	180	xx	xx	$137,653.52	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/21/2023 shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on 06/06/2023.
There is an active prior mortgage against the subject property in favor of “xx” in the amount of xx
There is an active junior mortgage against the subject property in favor of xx. As per subordination agreement located at xx this mortgage was subordinated to subject mortgage.
There is an active junior mortgage against the subject property in favor of xx which was recorded on xx
There is UCC lien found against the subject property in favor of xx
The 1st installment of county taxes for 2023 is paid in the total amount of $4,163.48 on 09/30/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of $4,163.45 on 12/31/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on 08/10/2023 in the amount of $3,357.32 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,480.66 with an interest rate of 3.380%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on 08/10/2023 in the amount of $3,357.32 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,480.66 with an interest rate of 3.380%. The current UPB reflected as per the payment history is $cc.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.73%. The tape shows SE income is not verified. Further details not provided. Lender defect. The subject loan originated on 09/xx/2019, and the 3-year SOL is expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed ComplianceEase delivery and timing test for initial CD dated 09/xx/2019. Document tracker is missing and 3 business days were added to get receipt date 09/xx/2019 which is on the consummation date 09/xx/2019. The subject loan is a refinance, originated on 9/xx/2019 and the 3-year SOL has expired."
																																																																																																								* Missing proof of hazard insurance (Lvl 2) "Evidence of Hazard Insurance is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96657783	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,296.53	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/19/2023, the subject mortgage was originated on xx. The chain of assignments is complete. The loan is currently assigned to xx as trustee of xx. There is a junior mortgage that originated on xx. There are multiple state tax liens in favor of multiple plaintiff’s names, against the borrower xx, which were recorded on different dates. There is a contract dispute (civil judgment) open against the borrower in the amount of xx. There is a contract dispute (credit card judgment or (consumer debt)) open against the borrower in the amount of $13,603.82 with xx. There is a contract dispute (civil judgment) open against the borrower in the amount of $6,883.73 with xx. The first installment of combined taxes for 2024 is due on 2/1/2024 in the amount of $5,648.27. The second installment of combined taxes for 2024 is due on 5/1/2024 in the amount of $5,648.26. As per the updated title report, no prior year taxes are delinquent.	As per review of the payment history dated 8/31/2023, the loan is performing. The last payment was received in the amount of $1,594.11 on 8/10/2023 which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 3.500%.	Collections Comments:The loan is performing.
As per review of the payment history dated 8/31/2023, the loan is performing. The last payment was received in the amount of $1,594.11 on 8/10/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is $xx.
No bankruptcy-related details have been found.
As per the final application, the borrower has been self-employed and working as a co-owner for 8.6 years.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.32%. The tape shows that the borrower was qualified with interest or dividend income, and the investor was unable to verify the income (interest or dividend) using reasonably reliable third-party records. Further details not provided. Lender defect. The subject loan originated on 08/xx/2019, and the 3-year SOL is expired."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test due to, Fees charged $155.00 Exceeds Fees threshold of $0.00 Over by +$155.00."

The below fees were included in the test:
Document Preparation Fee paid by Seller: $75.00
Tax Service Fee paid by Lender: $80.00"
																																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49175373	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	08/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/18/2023 shows that the subject mortgage was originated on xxand the loan amount is not available.
The chain of assignments has been completed. The mortgage is currently assigned to xx
Taxes are not available for the individual unit.
The water and sewer charges were paid on 09/19/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 06/01/2023. The last payment was received on 05/16/2023 in the amount of $2,567.54 which was applied for the due date of 08/01/2023. The current monthly P&I is $2,567.54 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 06/01/2023. The last payment was received on 05/16/2023 in the amount of $2,567.54 which was applied for the due date of 08/01/2023. The current monthly P&I is $2,567.54 with an interest rate of 6.250%. The current UPB reflected as per the payment history is $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance HUD-1 Closing Statement	XX	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "As per tape data, the subject mortgage was originated on 06/12/2008, but, the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is located at xx; however, some points and fees are handwritten."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The compliance ease risk indicator is elevated due to
GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test:  Fail
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test: Fail"
* DTI > 60% (Lvl 2)     "As per final application the total monthly income is $18,250.00 and expenses are $11,244.54.  Hence, the DTI is greater than 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- on the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25827253	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,341.16	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 09/20/2023, the subject mortgage was originated on xx. The chain of assignments is complete. No active judgments or liens were found against the borrower or subject property. The county taxes for 2022 have been paid in the total amount of $8,341.16 between 05/26/2023 and 08/18/2023.	According to the payment history as of 8/31/2023, the borrower is performing with the loan and the next due date is 12/1/2023. The last payment received is unable to determine. The current P&I is $1,546.18 and current PITI is $1,599.26 with an interest rate of 5.250%.The current UPB reflected as per the payment history is $xx.
Collections Comments:According to the payment history as of 8/31/2023, the borrower is performing with the loan, and the next due date is 12/1/2023. The current UPB reflected as per the payment history is $xx. The loan is in Performing. No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. As per Pacer, the borrower has not filed bankruptcy. No details were found regarding damage and Covid-19. Employment details are not provided in the final application.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xxK. Current UPB is $xxK."
* Compliance Testing (Lvl 3)     "The tape shows the loan is HPML and non-compliance. Infinity compliance results show that the loan has passed the federal and state higher-priced mortgage loan tests. Further details not provided."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan documents"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47487782	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,053.10	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$736.02	12/01/2021	Unavailable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx” The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx. No active judgments or liens found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $1,053.10 on 11/01/2023 and 05/01/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $809.06 and interest rate is 4.875% and the UPB is xx.	Collections Comments:The current status of the loan is current. As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $809.06 and interest rate is 4.875% and the UPB is xx. No evidence has been found regarding the current/prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per tape data, the property is owner-occupied. As per servicing comment dated 10/05/2021, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income. As per the final 1003 application, the borrower was previously working at xx for the period 07/01/2017 to 11/01/2018. Later, the borrower started working at xx for the period 03/01/2018 to 08/15/2018. Currently, the borrower has joined xx for 8 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrowerxx and lender xx with an effective date of 12/01/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $736.02 with a modified interest rate of 4.875% starting on 12/01/2021, which will get changed in 1 step until the new maturity date of 11/1/2061. The rate will change in 1 step which ends with 4.875%. There is no deferred balance and principal forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at xx. Current UPB xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows BWR's income was overstated, and the lender excluded all non-mortgage debts from the DTI calculation without supporting documents. Revised DTI is xx. BWR works as housekeeping with a monthly income of $2,080 for 11 months with the current employer. FICO at closing was xx, and the updated FICO is xx. BWR has $89K in assets. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to Fees charged $4,808.08 exceeds fees threshold of $4,502.57 over by +$305.51.   The below fees were included in the test:  Mortgage Broker Fee (Indirect) $4,204.20 Points - Loan Discount Fee paid by Borrower: $603.88"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 07/xx/2019 does not reflect Property Condition Report. However, CD dated xx reflects Property Condition Report at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $4,808.08 exceeds fees threshold of $4,502.57 over by +$305.51.   The below fees were included in the test:  Mortgage Broker Fee (Indirect) $4,204.20 Points - Loan Discount Fee paid by Borrower: $603.88"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofxx, as the borrower’s income is $2,080.00 and total expenses are in the amount of $950.55 and the loan was underwritten by LP (Locator#xx) and its recommendation is “Accept/Eligible” with a DTI of xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1083	Not Applicable
48414736	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,798.07	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.707%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “MERS as nominee for xx.
The chain of the assignments has not been provided. However, the current assignment is with an original lender xx
No active liens and judgments have been found against the borrower and subject property.
The 1st installment of county taxes for 2023 is due in the total amount of $5,399.04 on 12/11/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of $5,399.03 on 04/10/2024.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $3,278.19 and interest rate is 2.707%. The UPB is xx.	Collections Comments:The current status of the loan is in performing.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $3,278.19 and interest rate is 2.707%.  The UPB is xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003, the borrower xx was previously working at xx for the period 02/01/2018 to 05/12/2021.Currently, the borrower joined at xx on 05/12/2021 as an xx.
The loan was originated on 08/24/2021, and the covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx. Tape shows a pattern of misrepresentation. BWR works as an interior design project manager with a monthly income of $14,040 for 3 months with the current employer. Updated FICO is 781. BWR has $57K in assets and $82K equity in subject. Further details not found. Loan originated xx and the 3 year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2352	Not Applicable
45946792	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,890.63	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.829%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount ofxx in favor of “Mers as nominee for xx. The chain of assignments has not been provided. However, the current assignment is with the original lender, xx No active judgments or liens were found. The first installment of county taxes for the year 2023 has been due in the amount of $4,945.32 on 12/11/2023. The second installment of county taxes for the year 2023 has been due in the amount of $4,945.31 on 04/10/2024. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $3,467.58 and the interest rate is 2.829%. The UPB is xx.	Collections Comments:The current status of the loan is current.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $3,467.58 and the interest rate is 2.829%. The UPB is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the tape data, the subject property is a primary residence.
As per final 1003, the borrower was previously working at xx for the period 01/11/2011 to 12/31/2020. Later, the borrower started working at xx for the period 01/01/2021 to 09/03/2021. Currently, the borrower joined xx. on 09/06/2021 as an auto parts specialist.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx, and the COVID-19 attestation is located at xx

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx. "Tape shows a pattern of misrepresentation. BWR works as an auto parts specialist with a monthly income of $14,750.67 for 2 months with the current employer. Updated FICO is 798. BWR has $27K in assets. Further details not found." Loan originated xx and the 3 year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2394	Not Applicable
37908792	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$20,412.45	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.999%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx .
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx
There is a prior civil judgment against xx in the amount of xx which was entered in the favor of xx  and recorded on xx
The county taxes for 2023 are paid.
No prior year’s delinquent taxes have been found.
As per the seller's tape data as of 9/11/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment details are not available. The current UPB per tape is xx, and the interest rate is 1.99%.	Collections Comments:The current status of the loan is performing.
As per the seller's tape data as of 9/11/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB per tape is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final loan application, the borrower has been working at Pace's Steakhouse as a bartender for 10.9 years.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. Tape shows income misrepresentation and miscalculation as BWR is a bartender, not a manager, and earns $10 per hour plus tips, not an annual salary of $144,014. Revised DTI is 398.62%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of $5,979.43 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85018235	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,987.04	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,150.47	10/01/2022	Financial Hardship	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with xx recorded on xx.
There is a credit card judgment against the borrower in favor of xx for the amount of $2,528.74 recorded on 8/9/2023.
The first and second installments of town taxes for 2024 are due in the amount of $4,993.52.
The fourth installment of town taxes for 2023 is due in the amount of $2,578.16.
The first, second and third installments of town taxes for 2023 were paid in the amount of $7,408.88.
No prior year’s delinquent taxes have been found.

According to the tape as of 9/11/2023, the borrower is current with the loan and the next due date is 9/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The current interest rate is 5.250%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 12/30/2022, the borrower is unemployed. As per the comment dated 12/30/2022, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been receiving other income.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	The modification agreement was made on 9/7/2022 between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx. The borrower agreed to pay the P&I of $1,150.47 and interest rate of 5.250% beginning on 10/1/2022 until maturity date of 9/1/2062.		XX	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $16,158, and annual payments (debt services) are at $31,895.56, and as a result, the Debt Service Cover Ratio (DSCR) is 0.51 which is less than 1."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at xx. Tape shows BWR has insufficient income to support total monthly obligations and rental income miscalculation, which may push DTI to xx. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89415102	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,865.74	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$2,198.59	03/01/2022	Financial Hardship	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in the favor of MERS as a nominee for xx, which was recorded on xx. The chain of assignments is complete. The mortgage is currently withxx. According to the updated title report dated xx, there is an active prior mortgage against the subject property in favor of xx, an unmarried man " in the amount of xx, which originated on xx and was recorded on xx. No active judgments or liens against the borrower or subject property. 1st and 2nd county taxes for 2023 have been due in the amount of $3,865.74. No prior year delinquent taxes have been found.
According to the tape data of payment history as of 9/11/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment date is unable to be determined. The current interest rate is 3.875%, and the current P&I is $2,198.59. The current UPB reflected as per tape data is xx	Collections Comments:The current status of the loan is performing.

According to the tape data of payment history as of 9/11/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment date is unable to be determined. The current interest rate is 3.875%, and the current P&I is $2,198.59. The current UPB reflected as per tape data is xx

As per the final 1003, the borrower has been working at xx as an xx for 2 years.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	A loan modification agreement was made between the borrower and lender on the effective date of 2/17/2022. The borrower had given a promise to pay the UPB of xx with an interest rate of 3.875% and a P&I of $2,198.59 with a fixed amortized type, which began on the first payment date of 3/1/2022 and ended on the maturity date of 2/1/2062.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows 2018 tax return is missing from the loan file, and the revised DTI is 58.68%. BWR receives wage income. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $16,122.12 exceeds fees threshold of $14,855.54 over by +$1,266.58.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,580.00
Points - Loan Discount Fee paid by Borrower: $4,547.12
Underwriting Fee paid by Borrower: $995.00."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $16,122.12 exceeds fees threshold of $14,855.54 over by +$1,266.58.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,580.00
Points - Loan Discount Fee paid by Borrower: $4,547.12
Underwriting Fee paid by Borrower: $995.00."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of $4,815.12 and the loan was underwritten by AUS (Locator#xx) and its recommendation is “approve/eligible” with a DTI of xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30172710	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,450.04	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the amount of $9,450.04.
No prior year’s delinquent taxes have been found.
According to the tape as of 9/11/2023, the borrower is current with the loan and the next due date is 10/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The current interest rate is 2.625%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx from 2/28/2010 to 7/7/2021. Currently, the borrower joined xx on 7/7/2021 as an xx
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx "The tape shows a pattern of misrepresentation. BWR works as an auto spare parts specialist with a monthly income of xx for 2 months with the current employer. The updated FICO is 804. BWR has $xxk in assets. Further details were not provided." BWR defect. Subject originated xx and the 3 year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1 year SOL is expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID violation due to decrease in lender credit on Closing Disclosure dated 09/xx/2021. Initial LE dated 08/xx/2021 reflects lender credit at $624.00. However, final CD dated xx reflects lender credit at $330.00. This is decrease of +$294.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1 year SOL is expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $200.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70260559	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,613.69	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx, the subject mortgage was originated on xx in the amount of xx in the favor of MERS as a nominee for xx which was recorded on xx. The chain of assignments is not found. There are two civil judgments against the borrower in the favor of different plaintiffs in the total amount of $514 and recorded on 6/22/2017 and 5/31/2019. The county taxes for 2022 have been paid in the total amount of $ 6,349.14 on 11/29/2022. No prior-year delinquent taxes have been found.	According to the tape data of payment history as of 9/11/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment date is unable to be determined. The current P&I is $1,802.36 and current PITI is $2,892.75 with an interest rate of 3.00%. The current UPB reflected as per tape data is xx	Collections Comments:According to the tape data of payment history as of 9/11/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB reflected as per tape data is xx
The loan is performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
 As per the final 1003, the borrower has been the owner of xx for 69 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows occupancy misrepresentation. The subject loan approved as OO but may be NOO. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved atxx. The tape shows undisclosed mortgage debt was not included in the DTI calculation, which may push the DTI to 58.84%. Further details were not provided. Borrower defect. The subject loan was originated on xx, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit in initial closing disclosure dated 8/xx/2021. Initial LE dated 8/xx/2021 reflects lender credit at $6,096.00. However, final CD dated xx reflects lender credit at $6,027.75. This is decrease of $68.25 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
																																																																																																								Subject loan is a purchase, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78718835	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,188.09	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded onxx in the amount of xx in favor of MERS as nominee for xx.
The chain of assignments is not provided. The current assignment is with the lender MERS as nominee for xx
No active liens and judgments have been found.
The first and second installments of county taxes for 2023 are due on 12/11/2023 and 4/10/2024 in the amount of $12,188.09.
No prior year’s delinquent taxes have been found.
According to the payment history tape data as of 9/11/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last transaction details are not available. The current rate of interest is 3.625% and the P&I is $3,493.36. The current UPB is xx

Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of 9/11/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower worked at xx as a director from 1/1/2015 to 7/28/2021. Currently, the borrower has been working at xxfor 2 months.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* DSCR is less than 1.00 (Lvl 3) "DSCR is less than 1.00. Net operative income is $39,125.88 and annual payments (debt service) are $54,394.44. The DSCR ratio is 0.72."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx. "The tape shows a pattern of misrepresentation. BWR works as a general manager with a monthly income of $27,499.33 for 1 months with the current employer. The updated FICO is 732. BWR has $81K in assets. Further details were not provided." Loan originated xx and the 3 year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17812583	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,689.78	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “MERS as nominee for xx
The chain of assignments has not been provided. However, the current assignment is with original lender, “MERS as nominee for xx

No active liens and judgments have been found against borrower and property.
The second, third and fourth installments of school taxes for 2023 are due total in the amount of $2,299.77.
No prior year delinquent taxes have been found.
According to the payment history on the seller’s tape dated 9/11/2023, the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data the next due date for payment is 11/1/2023. The P&I is $1,391.44 and PITI is $2,136.32. The UPB reflected as per the payment history tape is xx	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated 9/11/2023, the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data the next due date for payment is 11/1/2023. The P&I is $1,391.44 and PITI is $2,136.32. The UPB reflected as per the payment history tape is xx
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx as a front desk agent for 29 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows dissimilar comparable sales. The review of the appraisal report shows that the comps selected are not similar to the subject property in terms of design, actual age, and basement. Comp. #2 is the most similar and closes comp, with the least adjustments valued at $xxK and the subject property valued at $xxK. A xx search shows an estimated value of $xx0. Current UPB is xx. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,082.62 exceeds fees threshold of $7,381.51 over by +$701.11.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $7,027.62
Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,082.62 exceeds fees threshold of $7,381.51 over by +$701.11.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $7,027.62
Underwriting Fee paid by Borrower: $1,055.00"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx. Initial CD dated 05/xx/2022 reflects Lender Credit at $4,482.35, however Final CD dated xx reflects Lender Credit at $4,226.80. This is decrease of $+$255.55 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx the 1 year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrower’s income is $4,603.33 and total expenses are in the amount of $2,251.11 and the loan was underwritten by DU (Locator xx) and its recommendation is Approve/Eligible with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20752299	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,815.41	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount ofxx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, xx
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of $4,622.79.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of 9/11/2023, the borrower is current with the loan, and the next due date is 10/1/2023. We are unable to determine the last payment received and the current P&I. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of 9/11/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB is xx
As per the final title 1003, the borrower has been working at xx as a nurse manager for 5.2 years.
Covid-19 attestation is available in the loan file, which is located at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at DTI xx. Tape shows the rental income used from rental property is not supported since evidence of rent receipts is not provided. The borrower was employed by a family member; the file did not contain tax returns. PITI for REO property xx was not documented. Further details not provided. Lender Defect. The subject loan originated on xx and the 3 year SOL is active."
* Occupancy concerns - (Lvl 4) "Subject approved as second-home, but tape shows subject may be non-owner occupied. Further details not provided. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows a blank copy of the mortgage insurance certificate was provided; however, a copy of the MI available in the loan file is not blank. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3108072	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,033.57	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx

There is a junior mortgage against the subject property in the amount of xx with the lender xx which was recorded on xx.
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.

According to the payment history as of 9/11/2023, the borrower is current with the loan and the next due date is 10/1/2023. The monthly P&I is $4,701.11, and the interest rate is 4.125%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/11/2023, the borrower is current with the loan and the next due date is 10/1/2023. The monthly P&I is $4,701.11, and the interest rate is 4.125%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx and xx as an associate for 27.4 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan approved at xx. The tape shows asset misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active. Tape shows DTI xx. Updated FICO 791. Total assets available as per AUS are $370,880.47 which satisfies the cash to close requirement of $361,367.99."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 03/xx/2022 does not reflect “Mortgage Broker Fee”. However, final CD dated xx reflects “Mortgage Broker Fee” at xx. This is an increase fee in the amount of +$14,023.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 03/xx/2022 does not reflect “Mers Registration fee”. However, final CD dated xx reflects “Mers Registration fee” at $25.00. This is an increase fee in the amount of +25.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is purchase case, originated on 03/xx/2022 and the 1 year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.664% as the borrower’s income was $23,076.92 and total expenses are in the amount of $10,768.55 and the loan was underwritten by LP (Locator# xx Pg#102) and its recommendation is “Accept” with a DTI of 47.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41803354	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,300.36	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignments as the subject mortgage is with the original lender xx
There is one HOA lien against the subject property in favor of Txx. in the amount of xx which was recorded on xx.
Annual county taxes for 2023 are due in the amount of $1300.36 on 01/16/2024.
As per the review of tape data of payment history as of 09/11/2023, the borrower is current with the loan and next due date is 09/01/2023. Details of the last payment received are not available. The current interest rate is 4.00%. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of 09/11/2023, the borrower is current with the loan and next due date is 09/01/2023. The current interest rate is 4.00%. The UPB is xx
As per final application, the borrower has been working at xx as a xxfor 3.6 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrower's income is xx and total expenses are in the amount of $3,882.60. AUS report is missing from the loan documents."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan is uninsurable due to the fact that FHA does not allow disputed collection accounts with a balance over $1000. Also, the balance of those disputed accounts disclosed on the AUS reflected only $662; however, the total balance is $1311. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/AUS is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62384175	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,668.17	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded onxx in the amount of xx in favor of xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender xx
There is UCC lien found against the subject property in favor of xx in the amount of $0.00 which was recorded on xxprior to the subject mortgage.
The 2022 county annual taxes were paid in the amount of $2,561.44 on 11/12/2022.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,118.52 and interest rate is 5.500% and the UPB is xx	Collections Comments:The current status of the loan is current.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,118.52 and interest rate is 5.500% and the UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at xx as a xx for 2.2 years.
The loan was originated on xx and the covid-19 attestation is located at xx
The subject property is in xx and inxx County located at xx. However, latest collection comment as of 09/11/2023 states no damage to the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Note	XX	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has not been modified since origination. There is no evidence regarding modification."	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. The tape shows that undisclosed debt was opened prior to closing, and the revised DTI is xx. Further details not provided. Borrower defect. The subject loan originated on xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3103253	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,565.52	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$2,130.72	01/01/2022	Financial Hardship	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of xx The chain of assignments has been completed. The mortgage is currently assigned to xx which was recorded on xx No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $6,565.52 on 12/11/2023 and 04/10/2024. No prior year’s delinquent taxes have been found.	As per the review of the seller’s tape data as of 09/11/2023, the borrower is current with the loan, and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,130.72, and the interest rate is 4.500%. The UPB is xx	Collections Comments:The current status of the loan is current.
As per the review of the seller’s tape data as of 09/11/2023, the borrower is current with the loan, and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,211.68, and the interest rate is 4.500%. The UPB is xx
As per the servicing comment dated 10/01/2021, the reason for default is COVID-19.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated 10/01/2021, the property is owner-occupied.
As per final 1003, the borrower joined xx as a property manager for 6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx with an effective date of 01/01/2022, shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $2,130.72 with a modified interest rate of 4.500% starting on 01/01/2022, and continuing until the new maturity date of xx	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO but is NOO due to BWR2 occupancy misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at xx. Tape shows DTI xx. Further details not provided. Loan originated xx and the 3 year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2019 does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $4,275.00. This is an increase in fee of $4,275.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx, and the 1-year SOL is expired."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1228	1378
61133678	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,638.61	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$898.16	12/01/2022	Financial Hardship	As per the review of the updated title report dated xx the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx
The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on xx.
No active judgments or liens were found.
The 1st installment of county taxes for 2023 is paid in the total amount of $1,319.30 on 04/18/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of $1,319.31 on 10/31/2023.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $898.16 and interest rate is 4.375%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $898.16 and interest rate is 4.375%. The UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at xx as sales for 12 years.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx with an effective date of 12/01/2022 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $898.16 with a modified interest rate of 4.375% starting on 12/01/2022 and continuing until the new maturity date of 11/01/2062. There is no deferred balance and principal forgiven amount.		XX	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx. Tape shows supporting income documents are incomplete, and without complete documents, the DTI cannot be calculated. Per WVOE, BWR qualified with bonus and commission income. Tape shows revised DTI xx. Lender defect; further details not provided. The subject loan originated on xx and the 3-year SOL is expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43185732	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$26,695.82	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	xx	xx	Primary	Yes	No	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023/2024 are due in the amount of $26,695.82 on 04/10/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/11/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on 09/01/2023 in the amount of $7,623.32 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $7,623.32 with an interest rate of 3.000%. The current UPB is reflected on tape in the amount of xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/11/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on 09/01/2023 in the amount of $7,623.32 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $7,623.32 with an interest rate of 3.000%. The current UPB is reflected on tape in the amount of xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 12/20/2021, the reason for default is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 12/20/2021, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not available in the loan file.
The loan was originated on xx and the Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. The tape shows that the lender miscalculated rental income and failed to document supporting documents for multiple REO properties. Revised DTI over xx. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 06/xx/2021 does reflects “Points - Loan Discount Fee” at $8,691.00. However, final CD dated xx reflects “Points - Loan Discount Fee” at $13,212.00. This is an increase fee in the amount of +$4,521.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																																								Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18465215	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,460.47	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	$50,477.45	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “MERS as nominee for xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender xx
No active liens and judgments have been found against the borrower and subject property.
The annual county taxes for 2022 were paid in the total amount of $3,460.47 on 11/28/2022.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $603.97 and interest rate is 3.500%. The UPB is xx	Collections Comments:The current status of the loan is in performing.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $603.97 and interest rate is 3.500%.  The UPB is xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
The subject property is in xx and inxx County located at xx. We are unable to determine from the available collection comments whether the subject property is affected by FEMA disaster or not.
The subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003 application, the borrower xx was previously working at xx for the period 11/05/2020 to 03/02/2021. Later, the borrower started working at xx for the period 01/04/2021 to 08/06/2021. Currently, the borrower joined xx on 06/21/2021 as an xx
The loan was originated on 01/14/2022, and the covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx DTI. The tape shows that the stability of the borrower's income was not established. The review of the loan documents shows that BWR switched multiple jobs in the past two years, which indicates instability. Lender defect. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active."
* Property Marketability Issues (Lvl 4) "The subject condo project is ineligible due to litigation that is related to safety, structural soundness, habitability, or functional use of the project. The review of the loan documents shows that the subject condo project association (xx is involved in litigation with xx. due to the failure to complete the repair work awarded in 2018 and failing to complete it within the deadline. Further details not provided. A xx search shows an estimated value of $xx. Current UPB xx. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,225.00 exceeds fees threshold of $3,986.67 over by +$238.33.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,699.00
Points - Loan Discount Fee paid by borrower: $526.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $4,225.00 exceeds fees threshold of $3,986.67 over by +$238.33.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $3,699.00
Points - Loan Discount Fee paid by borrower: $526.00"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89559863	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,800.18	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “Mers as nominee for xx The chain of assignments has not been completed. The current mortgage is with xx." However, it should be xx No active judgments or liens were found. The annual county taxes for the year 2022 have been paid in the amount of $1,728.17 on 11/15/2022. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $1,061.69 and the interest rate is 7.625%. The UPB is xx	Collections Comments:The current status of the loan is current.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $1,061.69 and the interest rate is 7.625%. The UPB xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is a primary residence.
As per the final 1003, the borrower joined xx on 09/23/2006 and has been working as a key xx for 17 years.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx, and the COVID-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject condo project is ineligible due to required repairs that need to be completed and verified with an engineer's report. The review of the loan documents shows that the condo association has planned for a special assessment. IAO $7 million for the roof replacement, which will be paid by the unit owners in monthly installments over 10 years. 1004D, or the engineer's report certifying the completion of repairs, is missing from the loan documents. A xx search shows an estimated value of $xx. Current UPB xx. Elevated for client review"	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 9/xx/2022 does not reflect Condo Cert. However, CD dated xx reflects Condo Cert at $218.50. This is an increase in fee of $218.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year.

This loan failed revised closing disclosure delivery waiting period test (No waiting period required). The revised closing disclosure dated 11/xx/2022 delivery date is 11/xx/2022 and it is before the consummation date xx. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, the borrower income is xx and total expenses are in the amount of $1,899.28 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	Not Applicable
39142640	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,145.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, xx
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of $3,019.66 on 11/28/2022.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of 9/11/2023, the borrower is current with the loan, and the next due date is 10/1/2023. We are unable to determine the last payment received and current P&I. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of 9/11/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB is xx
As per the final 1003, the borrower has been working at xx as an assistant coach in track and field for 3.1 years.
As per the comment dated 04/10/2023, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated 10/26/2022, the borrower's income is impacted by Covid-19 and the borrower was approved for the FB plan. The seller’s tape data shows that the borrower entered into forbearance immediately on this loan and failed to make their timely payments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Compliance Testing (Lvl 3) "Loan fails QM lending points and fees test due to fees charged $11,629.69 exceeds fees threshold of $8,392.38 over by +$3,237.31.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,965.54
Points - Loan Discount Fee paid by borrower: $3,664.15"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $11,629.69 exceeds fees threshold of $8,392.38 over by +$3,237.31.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,965.54
Points - Loan Discount Fee paid by borrower: $3,664.15"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM rebuttable presumption test due to fees charged $11,629.69 exceeds fees threshold of $8,392.38 over by +$3,237.31.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,965.54
Points - Loan Discount Fee paid by borrower: $3,664.15"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed FHA QM safe harbor test threshold test due to APR calculated 5.635% exceeds APR threshold of 7.273% over by -1.638%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/xx/2022 reflect points loan discount fee at $1,723.00. However, CD dated xx reflects points loan discount fee at $3,664.15. This is an increase in fee of $1,941.15 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrower's income is xx, and total expenses are in the amount of $3,532.21, and the loan was underwritten by DU(Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56436574	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,557.32	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with MERS as nominee for xx
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of tape data payment history as of 9/11/2023, the borrower is current with the loan and next due date is 10/1/2023. The details of the last payment are not available. The current P&I is $2,458.71 and interest rate is 6.990%. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of 9/11/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx
As per final the application, the borrower has been working at xx as a customer service for 6.10 years.
As per the appraisal report dated 10/10/2022, the comparable sales comments show the subject seawall has suffered damage from recent tropical storm Ian, as shown in the photograph addendum. The seller’s tape shows, per the appraisal, that the seawall has been damaged by Tropical Storm Ian. A claim was made for insurance. CC does not show damages.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report dated 10/10/2022 is "as is". However, the subject seawall has suffered damage from recent tropical storm Ian, as shown in the photograph addendum. Management reports a claim has been made to insurance; no further information is available at this time. Estimated amount of repairs is not available. 1004D report confirming repairs are completed is missing from the loan documents."
																																																																																																						* Property Marketability Issues (Lvl 4) "The tape shows the subject condo project does not meet Freddie Mac's temporary requirements due to appraiser comments in the appraisal report that the subject seawall has suffered damage from recent tropical storm Ian, as shown in the photograph addendum. Management reports a claim has been made to insurance; no further information is available at this time. The estimated amount of repairs is not available. 1004D report confirming repairs are completed is missing from the loan documents. A xx search shows an estimated value of xx Current UPB xx. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $28,843.20, annual payments are $36,661.32, and their debt service cover ratio (DSCR) is 0.79, which is less than 1.00."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3229007	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,489.46	$12,582.53	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender xx
There is a state tax lien found against the subject borrower in favor of xx in the amount of $4,493.95, which was recorded on xx
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $12,582.53 on 12/11/2023 and 04/10/2024.
The 1st and 2nd installments of other taxes for 2022 (supplemental) are delinquent in the total amount of $1,489.46, which were good through 10/31/2023.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $5,550.28 and interest rate is 6.125%. The UPB is xx	Collections Comments:The current status of the loan is current.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $5,550.28 and interest rate is 6.125%. The UPB is xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
The loan was originated on xx, and the covid-19 attestation is located at xx
As per final 1003, the borrower was previously working at xx 12/15/2020 xx. 1.10 years. Currently, the borrower joined xx. on 04/30/2021 as an “xx” for 1.6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx. Tape shows BWR income was insufficient and revised DTI is xx. Lender defect. Loan originated xx and the 3 year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2022 reflects Points - Loan Discount Fee at $3,837.00. However, CD dated xx reflects Points - Loan Discount Fee at $5,389.00. This is an increase in fee of $1,552.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 53.914%. The tape shows the loan is uninsurable as the BWR's income is insufficient and has a prior foreclosure history within 3 years. BWR works as a registered nurse with her current employer for 15 years. Lender defect. FICO 713"
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage Insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary at closing is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2153	Not Applicable
61582028	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$914.91	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx. The chain of assignments has not been provided as the subject mortgage is with the original lender, xx. There is a junior mortgage against the subject property in the amount of xx which was originated on xx in favor of xx and recorded on xx. No active judgments or liens have been found. The second installment of town taxes for the year 2024 is due on xx in the amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of 09/01/2023. The monthly P&I is xx, and the interest rate is xx%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 10/01/2023. The current UPB is xx. No foreclosure activity has been found. No evidence of damage or repair has been noted. As per the final 1003, the borrower has been the owner of xx for 14 years. Covid-19 attestation is located at "xx". Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial LE Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows AUS is invalidated due to the revised DTI, and PIW is cancelled. A full appraisal report is required for the loan. xx search shows the subject valued at $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance ease delivery and timing test for revised closing disclosure dated 10/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 10/xx/2021 which is after the consummation date xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test due to finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $xx.  Reason for Finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $xx.

The subject loan is a refinance, originated on xx and the SOL of 3 year is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE is missing from loan documents. The subject loan is a refinance, originated on xx and the SOL of 3 year is active."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at xx%. Tape shows the loan was repurchased as the lender omitted the debt without supporting documents. Revised DTI is xx%. BWR has xx credit score, SE xx for 14 years."
* Missing Initial LE (Lvl 3)     "Initial LE dated 08/xx/2021 is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was under written by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2149	Not Applicable
77202255	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,977.47	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments is incomplete. The current assignment is with "xx" which was recorded on xx. However, it should be with “xx”.
There are 2 junior mortgages against the subject property. The first is in favor of “xx” in the amount of $xx which was recorded on xx and the second is in favor of “xx” in the amount of $xx which was recorded on xx.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/9/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $xx (PITI), which includes the P&I of $xx, which was applied to the due date of 8/1/2023. The current rate of interest is xx% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/9/2023, the borrower is current with the loan and the next due date is xx. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower xx previously worked at xx as a xx from xx to xx. Currently, the borrower has been working at the xx as a xx for 15 months.
The Covid-19 attestation is located at “xx”

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to completion for remodeling. The subject is a 2-story old-style duplex, and units are undergoing remodeling. The completion report reflects that the kitchen and bathroom in the lower unit are complete, but the second-floor balcony has not been secured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR does not meet the minimum 3% contribution. The total BWR contribution towards closing is $xx, which is less than 3%. BWR did not bring additional cash to closing, and other POCs were not listed on the CD. Fannie Mae does not allow post-close principal reductions to cure for borrower contribution insufficiencies. BWR has xx FICO." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2283	Not Applicable
28270222	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,731.74	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
Water/sewer charges have been delinquent on 9/12/2023 in the amount of $xx.
As per the review of payment history as of 8/10/2023, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of $xx which was applied for the due date of 8/1/2023. The current P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/10/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is $xx.
As per final application, the borrower worked at xx for the period xx to xx. Currently, the borrower joined xx on xx as a xx.
Covid-19 attestation is located at “xx”.
As per the seller’s tape data, the borrower was not employed at the time of closing.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at $xx. Current UPB $xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 06/xx/2021 delivered on 06/xx/2021 which is more than 3 business days from initial application date xx. Subject loan is refinance case, originated on xx and the SOL is 3 years"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at xx%. Tape shows borrower was not employed at the time of closing. Borrower defect. Subject loan originated on xx and 3 year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $4,230.34 and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29319595	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,556.89	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been provided as the subject mortgage is with the original lender “xx”.
There is a junior mortgage against the subject property in favor of “xx” in the amount of $xx which was originated on xx and recorded on xx.
There is a prior civil judgment active against the borrower xx in the amount of $xx which was recorded on xx in favor of xx.
The county taxes for 2022 have been paid in the amount of $8,556.89 on 04/10/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $xx(PITI) which was applied to the due date of 8/1/2023. The monthly P&I is $xx, and the interest rate is xx %. The current UPB is $xx, and the deferred amount is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
As per the final application, the borrower has been working at “xx” as an xx for 2.11 years.
Covid-19 attestation is located at “xx”.
As per the collection comment dated 01/05/2023, the subject property was damaged due to water on 12/1/2022. Insurance claim of $xx was filed for the water damage. The claim check was received on xx. No information about the repair has been found.
According to the seller's tape data, the FB plan was provided to borrower for the period 12/1/2020 to 8/1/2021. There is a deferral agreement dated 10/1/2021 in the loan file which states that past-due payments have been deferred in the total amount of $xx. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per tape, there is a FB plan from 12/2020 to 08/2021. Loss Mitigation Workout Review and Deferral are in the amount of $xx. The payment date is 09/xx/2021"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "A valid hazard insurance policy is missing. The loan was funded on 10/xx/2020. The hazard policy in the loan file reflects an effective date of xx and an expiration date of xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows an income miscalculation. Recalculated income pushes the DTI to xx%, invalidating the LPA. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active but will expire on 10/xx/2023."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TRID total of payments test. Finance charge disclosed on final closing disclosure as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on xx and the 1 year SOL has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71089010	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,194.84	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	$9,874.42	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. The first and second installments of county taxes for 2022 have been paid in the amount of $2,194.84. No prior year’s delinquent taxes have been found.	According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $xx (PITI) which was applied for the due date of 8/1/2023. The current P&I is $xx with an interest rate of xx%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is $xx.
As per the comment dated 02/21/2023, the subject property is impacted by the disaster. CCs do not show damages.
Covid-19 attestation is available in the loan file, which is located at “xx”.
As per the final application, the borrower “xx” has been working at “xx” as an insurance agent for 2.11 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is “Refer with Caution” with a DTI of xx%. The subject loan originated on xx and the 3-year SOL is active."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to LPA risk recommendation, which is caution without a lender justification for the multiple risk alerts of a delinquent account with serious delinquency on mortgage and revolving accounts."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2078	Not Applicable
10377600	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,121.15	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/8/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of $xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2023 was paid on 4/18/2023 in the amount of $3,060.57.
The second installment of county taxes for 2023 is due on 10/31/2023 in the amount of $3,060.58.
The water/sewer taxes are paid.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $xx which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is xx%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on 8/1/2023 in the amount of $xx which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx" as a major for 120 months.
The Covid-19 attestation is located at “xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32012978	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,688.81	08/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/7/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of $xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on 11/22/2022 in the amount of $1,688.81.
The water/sewer taxes are due in the amount of $10.15.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $xx which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is xx%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $xx which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx" as xx for 188 months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is "approve/ineligible" with a DTI of xx%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Fixed Loan Fee paid by Borrower: $xx
Mortgage Insurance Premium paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Fixed Loan Fee paid by Borrower: $xx
Mortgage Insurance Premium paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx"
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan was closed with an e-signed note and was then converted to paper, removing the watermark. The loan was repurchased as the loan was manually underwritten without lender justification because the credit risk was too high and no mitigating circumstances were documented."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 07/xx/2021 does not reflect points - loan discount fee. However, final CD dated xx reflects points - loan discount fee at $xx. This is an increase in fee of +$xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx, and the 1-year SOL is expired."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx. The notary's signature date on the deed of trust is xx. The note date is xx"	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83740154	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,061.37	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	360	xx	xx	$74,570.00	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/14/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first installment of county taxes for 2024 has been paid in the amount of $767.60.
The second, third and fourth installments of county taxes for 2024 is due in the total amount of $2,293.77.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/11/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,121.80 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $1,765.05 with an interest rate of 2.490%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/11/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is $xx.
As per the final 1003, the borrower has been working at "xx" as a xx for 19.7 years.
Covid-19 attestation is available in the loan file, which is located at “xx”.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a waiting period or gap between the 210-day period from the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. In this loan, the waiting period is not satisfied."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "As per ROR, transaction date is 12/xx/2023 and Note date is xx. Final CD shows settlement date as 12/xx/2021."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $3,774.10 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87545870	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,556.07	07/19/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$615.42	07/01/2021	Financial Hardship	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 are due in the total amount of $3,556.07.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/5/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,123.22 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $615.42 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/5/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is $xx.
As per the final 1003, the borrower, "xx" and the co-borrower, "xx" are retired.
Covid-19 attestation is available in the loan file, which is located at “xx”.
The modification agreement was made between the lender and borrower on 10/20/2021.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 10/20/2021. As per the modified term, the new principal balance is $xx. The borrower promises to pay $615.42 monthly with a modified interest rate of 2.750% beginning on 7/1/2021 with a maturity date of xx. The loan has been modified once since origination.
Even after the modification, the borrower made payments from 07/01/2021 to 02/01/2022 as per note. There is a principal adjustment in the amount of $85.72, which was applied on 02/14/2022; after that, the borrower started making payments as per mod from 03/01/2022 to 09/01/2023.	Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	XX	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial LE is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows repurchased loan back for loan modification. This was pulled out of a GNMA pool. The P&I and interest rate of the new loan were greater than the refinanced loan's P&I and interest rate. Modification will bring the loan terms back to match the original loan terms."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE dated 4/xx/2021 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55289111	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,451.86	08/11/2023	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/12/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx. The chain of assignment is complete. Currently, the loan is with the lender, xx. No active judgments or liens have been found. Annual combined taxes for 2023 are due on 1/5/2024 in the amount of $2451.86. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 8/29/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on xx in the amount of $1,268.55 which was applied for the due date of 8/1/2023. The current P&I is $962.27 and PITI is $1,268.55. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/29/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is xx.
As per final application, the borrower has been working at xx as an xx for 5.5 years.
Covid-19 attestation is located at “xx”.
As per the comment dated 11/3/2021, the borrower’s income was impacted by Covid-19. FB plan was approved which started on 8/1/2021 and ended on 8/1/2022. Seller’s tape data shows the borrower was not employed at the time of closing.
No damages have been reported.
As per comment dated 3/13/2023, the subject property is occupied by the owner.
No details related to the bankruptcy have been found.

Foreclosure Comments:As per the comment dated 1/11/2023, the foreclosure was initiated in 2023. HHowever, the FC was put on hold as the loan was reinstated. Further details not provided.
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* ComplianceEase State Regulations Test Failed (Lvl 3) "ComplianceEase test failed bona fide discount points test failed due the discount points are marked as bona fide but an undiscounted rate value was not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%.The tape shows the BWR not being employed at the closing. BWR defect. The subject loan was originated on xx and the 3-year SOL is active but will expire on 10/xx/23."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2254	Not Applicable
61158083	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$642.08	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/11/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of $xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due on 12/31/2023 in the amount of $642.08.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,176.61 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $781.50 and the interest rate is 2.990%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,176.61 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx" as manager for 36 months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. The tape shows the loan was repurchased due to income miscalculation and excessive DTI. The monthly income of $xx considered by the lender is not supported by previous two-year earnings. BWR may have been employed by a family member. Lender defect. The subject loan was originated on 12/31/2021, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. Subject loan is a purchase, originated on xx and the 1-year SOL has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $464.00. This is an increase in fee of $464.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91350416	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,928.83	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$575.93	12/01/2022	Financial Hardship	The review of the updated title report dated 09/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”. The chain of assignments has not been provided as the subject mortgage is with the original lender "xx". No active liens and judgments have been found. The annual combined taxes for 2022 have been paid in the total amount of $6,928.83 on 12/31/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/04/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,478.45 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is $575.93, and the interest rate is 2.875%. The current UPB is $xx.	Collections Comments:The loan is current. According to the payment history as of 08/04/2023, the borrower is current with the loan and the next due date is 09/01/2023. The current UPB is $xx. The RFD is unavailable. The loan was modified on 11/3/2022 with a new UPB of $xx. No foreclosure activity has been found. No record of bankruptcy has been found. The borrower's employment details are not available in the final 1003. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower "xx" and the lender "xx" on 11/03/2022. The new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $575.93 with a modified interest rate of 2.875% starting on 12/01/2022 and continuing until the new maturity date of xx.	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB $xx."
* Final Application Incomplete (Lvl 3)     "The lender loan information section from the final application is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a VA streamline refinance. The tape shows the loan does not meet the reduction in interest rate required as per guidelines. Also, the reduction in interest does not meet the 0.5% differential; previous interest at 3.38% and current interest at 3.375% are compared."
																																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Unable to calculate DSCR ratio due to the form 1007 & form 216 is missing from loan file."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx. Notary's signature date on the deed of trust is xx. Note date is xx."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2075	2037
23989174	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,511.42	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	360	xx	xx	$50,520.80	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one prior UCC lien active in favor of xx, which was recorded on xx. However, the amount of lien is not available in supporting document.
There are UCC liens active in favor of xx which were recorded on different dates. However, the amounts of liens are not available in supporting document.
1st and 2nd half county taxes for 2023 are due in the amount of $5,511.42.
No prior year’s delinquent taxes have been found.
																																																																																																As per the review of payment history as of 8/10/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on xx in the amount of $2,673.31 which was applied for the due date of 8/1/2023. The current P&I is $1,961.17 and PITI is $2,673.31. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/10/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is $xx. As per final the application, the borrower has been working at xx as an xx for 4.11 years. Covid-19 attestation is located at “xx”. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures Mortgage Insurance	XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet seasoning requirement. Review of the loan file shows, first payment date of prior mortgage was xx and subject mortgage note date is xx. Subject loan is VA cash-out refinance transaction and does not meet 210 days seasoning requirement." * MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Revised CD dated 3/xx/2021 and 3/xx/2021 are missing from the loan documents. The document tracker is available at "xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2277	2293
86476175	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,542.43	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	$92,195.28	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active judgments and liens have been found.
There is a building additional permit that was issued with permit#xx.
There is a one-window replacement permit that was issued with permit#xx.
There is an electric permit that was issued with permit#xx.
There is a bathroom fan permit was issued with permit#xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/5/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $2,411.98 (PITI), which includes a P&I of $2,053.72 which was applied to the due date of 9/1/2023. The current rate of interest is 2.875% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/5/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated 4/6/2023, the disaster impact mail has been received. However, the CCs do not show any damage.
As per the final application, the borrower has been working at “xx” as a xx for 37 years.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock Right of Rescission	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is subject to repairs or completion because the bathroom renovation, smoke detector installation in all bedrooms, carbon monoxide detector installation, and hot water heaters must be strapped in compliance with local building and safety codes; the cost to cure is $8,300. 1004D is missing from the loan documents. A xx search shows an estimated value of $xx. Current UPB $xx. Elevated for client review."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx. However, proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased because the LPA risk recommendation for the subject loan was caution and additional risks related to credit like mortgage delinquency, amount or type of new trades opened, and too many inquiries were not addressed without an appropriate justification from the lender. Subject approved at xx%."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid hazard insurance policy is missing from the loan documents."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37696842	xx	xx			561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,227.83	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	xx	xx	xx	Primary	Yes	Yes	No			xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/7/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx. The chain of assignments has not been provided as the subject mortgage is with the original lender, xx. There is a prior state tax judgment against the borrower xx in the amount of $370.89 which was filed by xx and recorded on xx. The combined taxes for the year 2023 are due on 11/30/2023 in the amount of $3227.83. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,023.77 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $1641.31, and the interest rate is 2.99%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx. No foreclosure activity has been noted. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower has been working at xx as a xx for 7.8 years. Covid-19 attestation document is available at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to the LPA risk recommendation of caution and was approved without lender justification. The file did not contain the seller's written conclusion addressing all the risk factors listed on the LPA Caution Feedback Certificate. Also, the lender did not address multiple credit risk alerts. Loan approved at 33%. BWR has xx FICO. Loan is 0X30 last 24 months."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1553	2157
60356570	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/7/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx.
The chain of assignments is incomplete. The subject mortgage is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The county taxes for the year 2023 are exempted.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1619.54 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $1432.93, and the interest rate is 2.75%. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower is getting a pension and social security income. However, the co-borrower has been working at xx as a xx for 3.10 years.
Covid-19 attestation document is available at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan does not satisfy seasoning because there should be a waiting period or gap between the 210-day first payment date of the existing mortgage, which is being paid off, and the closing of our new subject loans in VA refinance loans. The waiting period is not met for this loan."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand-dated by all borrowers."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14064894	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,292.72	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$883.45	07/01/2022	Financial Hardship	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx” The chain of assignments has been completed. The mortgage is currently assigned to "xx ", which was recorded on xx. No active judgments or liens were found. The 1st and 2nd installments of county taxes for the year 2022 have been paid in the amount of $1,292.72 on 06/06/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/09/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,195.04 (PITI), which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $893.45 with an interest rate of 2.990%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/09/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The current UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per servicing comment dated 01/11/2022, the borrower’s income has been impacted due to Covid-19 pandemic. As per tape data, the forbearance plan was provided to borrower from 09/01/2021 to 2/1/2022."
No information has been found related to damage or repairs.
The modification agreement was signed between the borrower and lender with an effective date of 06/01/2022 shows 2022. The new modified unpaid principal balance is $xx.
As per the servicing comment dated 12/21/2021, the subject property is owner-occupied.
As per the final application, the borrower has been working at “xx” as a “xx” for 2 years and 7 months.
The COVID-19 attestation is located at “xx".

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of 06/01/2022. The new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $883.45 with a modified interest rate of 2.990% starting on 07/01/2022 and continuing until the new maturity date of xx. There is no deferred balance or principal forgiven amount.		XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx%. Tape shows income miscalculation, DTI may rise to xx%. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test (no waiting period required) for revised CD dated 2/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 2/xx/2021 which is after the consummation date xx"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93135220	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,405.67	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”.
There was an active prior mortgage against the subject property in favor of “xx” in the amount of $xx which was recorded on xx. As per the subordination agreement located at “xx” dated xx, this mortgage was subordinated to the subject mortgage.
No active liens and judgments have been found.
The 2nd installment of county taxes for 2023 is due in the total amount of $1,706.64 on 12/31/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/5/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,874.14 (PITI) which included the P&I of $1,414.96, which was applied to the due date of 8/1/2023. The current rate of interest is 2.75% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/5/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at “xx” as a xx for 456 months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	XX	3: Curable		* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents. However, lock confirmation is located at Credit File - ''xx''."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2241	Not Applicable
95464606	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,426.03	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/12/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx” which was recorded on xx.
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”.
There is a permit for garden shed open against the subject property under permit# xx. Further details not provided.
Annual water/sewer charge is due in the amount of $186.59 for 10/20/2023.
No delinquent taxes have been found for the prior year.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on xx in the amount of $1,049.96 with an interest rate of 3.000% which was applied for the due date of 8/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on xx in the amount of $1,049.96 with an interest rate of 3.000% which was applied for the due date of 8/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower receives pension.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx%. Tape and file show lender multiple rental income miscalculations. DTI not determined. Lender defect. Subject originated xx and the 3 year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan is closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. UPB $xxK. xx $xxK."
																																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TILA Finance Charge Test as this loan data reflects finance charge in the amount of $131,062.68. However, Comparison Data finance charge in the amount of $131,167.21 and the variance is -$104.53."			Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41403031	xx	xx			561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$11,137.96	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx			xx	xx	xx	xx	Primary	Yes	Yes	No			xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx. There is no chain of assignments. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of 08/09/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3204.72 which was applied for the due date of 08/01/2023. The current P&I is $1742.96 and PITI is $3204.72. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/09/2023, the borrower is current with the loan and the next due date is 09/01/2023. The UPB is $xx. As per final application, the borrower has been working at xx as a xx for 3.9 years. The Covid-19 attestation is available in loan file located at (xx). The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is "Refer with caution" with a DTI of xx%."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased because the general requirements for a manually underwritten mortgage (MUM) were not met pursuant to Freddie Mac guidelines. AUS risk recommendation is caution, and the lender did not address multiple risk alerts and derogatory credit events reflecting on the credit report."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2433	Not Applicable
30671880	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,225.75	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "xx”
The chain of assignments has not been provided. However, the current assignment is with the original lender, xx”.
There is civil judgment against the borrower in favor of “xx” in the amount of $xx which was recorded on xx prior to the subject mortgage.
There is credit card judgment against the borrower in favor of “xx” in the amount of $1,653.66 which was recorded on xx prior to the subject mortgage.
There are 3 state tax liens found against the subject property in the total amount of $7,252.01 filed by different plaintiffs and recorded on different dates prior to the subject mortgage.
The 1st installment of county taxes for the years 2022/2023 has been paid in the amount of $3,612.88 on 11/01/2022.
The 2nd installment of county taxes for the years 2022/2023 has been paid in the amount of $3,612.87 on 04/10/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/30/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,430.42 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,387.12 with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 08/30/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,430.42 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,387.12 with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the appraisal report located at “xx”, the subject property is in average condition. The improvements feature some minor deferred maintenance and physical deterioration due to normal wear and tear. The dwelling has been adequately maintained and requires only minimal repairs to building components/mechanical systems and cosmetic. No damage amount is given in collection comments.
As per the tape data, the subject property is primary residence.
As per the final 1003, the borrower has been working at xx as an xx for 9 years and 5 months, joining 04/17/2014.
No information has been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on xx and the COVID-19 attestation is located at “xx".

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The loan was closed with eNote. The lender has changed the policy regarding purchase of loan with an eNotes converted to paper."	* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2426	Not Applicable
88274969	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,644.41	08/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/11/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx” The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” There are 2 child support lien found against the subject property in favor of “xx” in the total amount of $xx which were recorded on xx & xx. The 2022 combined annual taxes have been paid in the amount of $7,809.75 on 12/20/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/28/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,301.38 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,281.68 with an interest rate of 3.25%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/28/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,301.38 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,281.68 with an interest rate of 3.25%. The current UPB is reflected in PH for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per final 1003, the borrower was previously working at xx for the period 06/04/2018 to 07/14/2018. Later, the borrower started working at xx for the period 09/10/2018 to 10/03/2018. Currently, the borrower joined xx as a xx for 1.3 years.
The loan was originated in 2020. Tape shows BWR was unemployed at closing.
No modification, forbearance details are available in recent collections comments.
No information has been found related damage or repairs.
As per tape data, the subject property is owner-occupied.
As per tape reason for non-saleable shows the borrower’s income has been impacted due to Covid-19 pandemic and the loan was originated in 2020. Tape shows BWR was unemployed at closing.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. The tape shows borrower was not employed at time of closing. Excluding the income resulted in a revised total monthly income of $0 and a revised DTI that could not be calculated. Borrower defect. Subject loan originated on xx and 3 year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $192,076.50. Calculated finance charge is $192,225.79 for an under disclosed amount of $149.29. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2020 reflects Points - Loan Discount Fee at $5,280.00. However, CD dated xx reflects Points - Loan Discount Fee at $6,464.28. This is an increase in fee of $1,184.28 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2170	Not Applicable
3096362	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,980.70	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been provided as the subject mortgage is with the original lender “xx”.
No active judgments or liens were found.
The county taxes for the year 2022 were paid on 12/29/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,253.81 (PITI) which was applied to the due date of 08/01/2023. The monthly P&I is $1,301.97 and the interest rate is 3.375%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the final application, the borrower has been working at “xx” as a xx for 3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Mortgage Insurance	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx% including income of non-occupant BWR2 that did not sign the note. DTI not calculable. Lender defect. Subject approved xx and 3 year SOL is active."	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance certificate is missing from loan documents."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Your home loan toolkit is missing from loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69555140	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,542.20	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/13/2023, the subject mortgage was originated on xx with the lender xx recorded on xx in the amount of $xx. The chain of assignments has not been provided. The current assignment is with xx. No active liens or judgments were found. The annual city taxes for 2022 have been paid in the total amount of $3,542.20.	As per the latest payment history as of 8/10/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $1,439.27 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/28/2023, the loan is performing. As per the latest payment history as of 8/10/2023, the borrower is current with the loan. The next due date is 9/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
As per final 1003, the borrower was previously working at "xx" as a xx from 10/6/2020 to 4/18/2021. Currently, the borrower is working as a xx at "xx" since 4/12/2021.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower’s income is impacted due to COVID-19.
The Covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows debt miscalculation and a revised DTI of xx%. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active."	* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows loan was repurchased due to an ineligible condo, and the projected budget was inadequate to meet condominium requirements. The condo questionnaire reflects $2,940.00 allocated towards the total budget for the year, and no reserves were allocated in the budget. Further details not found. The appraisal report is "as is", and the subject is valued at $xx. xx search shows the subject valued at $xx. Current UPB is $xx. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 8/xx/2021 does not reflect Rush Fee. However, CD dated xx reflects Rush Fee at $200.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98526379	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,909.68	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The second installment county taxes for 2023 is due in the amount of $2954.84 which was due on 10/31/2023.
As per the review of payment history as of 08/09/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3282.81 which was applied for the due date of 08/01/2023. The current P&I is $2273.95 and PITI is $3282.81. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 08/09/2023, the borrower is current with the loan and the next due date is 09/01/2023. The UPB is $xx.
As per the final application, the borrower has been working at xx, as a xx for 3.3 years.
The Covid-19 attestation is available in the loan file located at (xx).
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was repurchased due to the LPA risk recommendation of caution and was approved without lender justification addressing multiple derogatory credit events reflected on the credit report, and the 48-month credit recovery period for other significant adverse or derogatory credit information has not been met. Subject has been 0X30 since inception, approved at xx% DTI, 3 years on the job."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33971050	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,164.19	08/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/11/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”
No active judgments or liens were found.
The 2022 combined annual taxes have been paid in the amount of $8,164.19 on 12/16/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/28/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,705.27 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,593.12 with an interest rate of 3.75%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/28/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,705.27 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,593.12 with an interest rate of 3.75%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidences has been found regarding the current/prior foreclosure proceedings.
As per final application, the borrower xx has been the owner of “xx” for 20.1 years.
The reason for default is not available.
No modification, forbearance details are available in the recent collections comments.
No information has been found related damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on xx and the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. The tape shows the loan was repurchased due to a SE miscalculation. The qualifying income of $xx is not supported by the P&L statement or tax returns. Also, an undisclosed USDA loan with a monthly payment of $432 per month was reopened by the BWR, which may push DTI higher. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Assets do not meet guidelines (Lvl 3) "Tape shows the borrower used a large deposit to provide closing costs and reserves, but the source of that deposit was not properly documented. Per AUS, the borrower had $xx in excess available assets. A review of the file shows BWR had valid assets and required cash to close at $xx. Further details were not provided."
* Closing_Disclosure violations (Lvl 3)     "The revised CD date issued is 4/xx/2021; however, the closing date reflects xx. Doc tracker is available at xx"
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "The home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22703494	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,458.89	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	360	xx	xx	$108,254.26	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
No active judgments or liens were found.
The 1st installment of county taxes for 2023 was paid in the amount of $2,229.51 on 04/30/2023.
The 2nd installment of county taxes for 2023 is due in the amount of $2,229.38 on 10/31/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on x in the amount of $2,996.25 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,446.49 with an interest rate of 3.490%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,996.25 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,446.49 with an interest rate of 3.490%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx”.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable			XX	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32522365	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,854.54	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $ xx in favor of “xx” The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx” No active judgments or liens were found. The 1st installment of county taxes for the year 2023 have been paid in the amount of $ 3,427.27 on 06/28/2023. The 2nd installment of county taxes for the year 2023 have been due in the amount of $ 3,427.27 on 12/05/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/11/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,892.69 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,861.05 with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of 08/11/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,892.69 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,861.05 with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower was previously working at “xx” from 07/01/2014. Currently, the borrower has been working at “xx” as a “xx” for 7 years.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. The tape shows the loan was repurchased due to COVID SE income guidelines not being satisfied with the loan. YTD P&L business bank statements were unaudited. A signed YTD P&L and business bank statement for Sch CE business, as requested by Freddie Mac, was not provided. As a result, BWR's ATR could not be calculated. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing Appraisal (Lvl 3) "Appraisal report is missing from loan file." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2220	Not Applicable
85088389	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,715.90	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the mortgage is with the original lender “xx”. No active liens and judgments have been found. The annual combined taxes for 2022 were paid in the amount of $1,306.12 on 12/6/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $892.73 (PITI) which includes a P&I of $660.86, which was applied to the due date of 8/1/2023. The current rate of interest is 3.00% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated 6/20/2023, the disaster impact mail was received on 6/20/2023. CCs do not show any damage.
As per the final application, the borrower has been working at xx as a xx for 83 months.
The Covid-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per Appraisal report subject property is 'as is'. However, photos addendum shows shed door was cracked and estimate cost to cure is not available in the loan file. Updated 1004D is missing from the loan documents. Final CD does not reflect escrow holdback amount."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, the loan was manually underwritten without well-reasoned conclusion supported by appropriate documentation. Freddie Mac will not conduct any further review of this mortgage without the Seller's written conclusion. BWR has xx FICO and xx% DTI."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1991	Not Applicable
26527695	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,958.56	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	300	300	xx	xx	$13,971.86	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the mortgage is with the original lender “xx”. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,630.74 (PITI) which includes a P&I of $1,630.74, which was applied to the due date of 8/1/2023. The current rate of interest is 3.125% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated 2/21/2023, the disaster impact mail was received on 2/21/2023. CCs do not show damage.
As per the application, the borrower has been working at xx as a xx for 106 months.
The Covid-19 attestation document is available at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at $xx. Current UPB $xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2280	Not Applicable
12547721	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$460.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/12/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "xx". The chain of assignments is complete. Currently, assignment is with the original lender, "xx". There is a junior mortgage against the subject property in the amount of $xx, which was recorded on xx in favor of ‘xx’. No active judgments or liens were found. The county taxes for 2022 are paid off in the total amount of $460. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/31/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 8/1/2023, and the next due date for the payment is 9/1/2023. The P&I is $406.64, the interest rate is 3.5%, and the PITI is $546.10. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/31/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 8/1/2023, and the next due date for the payment is 9/1/2023. The UPB is $xx. As per final 1003, the borrower has been working at “xx” as a xx for 36 months. No foreclosure activity has been found. No details related to the bankruptcy have been found. CCs do not show damage. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The tape shows the loan was repurchased due to the original appraisal dated 11/xx/2021 expiring on 3/xx/2021. The appraisal update dated 4/xx/2022 was completed after the original appraisal expired, and a second appraisal was required due to the 90-day flipping rule."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial loan estimate and initial closing disclosure are missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."		Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1990	Not Applicable
59379626	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,426.53	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”
No active judgments or liens found.
The 1st installment of county taxes for the year of 2022 has been paid in the total amount of $4,426.53 on 03/30/2023.
The 1st and 2nd installment of county taxes for the year of 2021 have been paid in the total amount of $8,048.24 on 02/24/2022 and 12/28/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/23/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,384.46 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,670.66 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/23/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,384.46 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,670.66 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per tape data, the property occupancy stated as owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower “xx” has been working at “xx” as a “xx” for 3 years 5 months.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows the loan was repurchased due to SE income miscalculation, and the revised income of $xx pushes the DTI to xx%. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to the initial LE missing from the loan documents. The subject loan is a refinance case; it originated on xx, and the SOL is 3 years."
* Missing Initial LE (Lvl 3)     "The initial LE dated 12/xx/2020 is missing from the loan documents. However, a document tracker is available at "xx"."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Revised Loan Estimate is missing (Lvl 3) "The revised LE dated 1/xx/2021 is missing from the loan documents. However, a document tracker is available at "xx"."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx. The loan was underwritten by DU (xx) and its recommendation is "Approve/Eligible" with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5452419	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,283.22	08/24/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	No	No	xx	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/12/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”. The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/30/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $915.65 with an interest rate of 3.125% which was applied for the due date of 9/1/2023. The current UPB is $xx.	Collections Comments:The loan is currently in bankruptcy.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $915.65 with an interest rate of 3.125% which was applied for the due date of 9/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at “xx” as a xx for 152 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:According to the PACER, the borrowers' "xx" filed for bankruptcy under chapter xx with case#xx on xx. As per the voluntary petition schedule D, the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The POC was filed on xx for the secured claim amount of $xx and the amount of arrearage is $255.03. The plan was confirmed on xx. The bankruptcy case is still active.	Not Applicable		XX	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows appraisal deficiencies for dissimilar comps and adjustments. BWR purchased subject for $xx. Current UPB $xx and xx estimate $xx"			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2214	2278
46677134	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$586.00	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/11/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of $xx in favor of xx.
The chain of assignments has not been provided. However, the current assignment is with “xx”.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for 2022 are paid in the amount of $313.00 on 12/30/2022.
The annual city taxes for 2022 are paid in the amount of $273.00 on 1/5/2023.
The annual city taxes for 2023 are due in the amount of $390.00 on 2/28/2024.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 8/30/2023, the loan is performing. The last payment was received in the amount of $806.98 on xx which was applied for the due date 9/1/2023. The next due date is 10/1/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 3.490%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 8/30/2023, the loan is performing. The last payment was received in the amount of $806.98 onxx. The next due date is 10/1/2023. Current UPB as of date reflected in the provided payment history is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per final 1003, the borrower was previously working at xx for the period 7/1/2019 to 9/15/2021. Later, the borrower started working at xx for the period 3/17/2020 to 2/1/2021. Currently, the borrower joined xx on 5/3/2021 as a xx.
The loan was originated on xx and the Covid-19 attestation document is available in the loan file located at (xx).
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2021 does not reflect Rush fee $200. However, CD dated xx reflects Rush fee at $200.This is an increase in fee of $200 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 11/xx/2021 reflects the sum of Section C fees and Recording fee at $1,846. However, CD dated xx reflects the sum of Section C and Recording fee at $X.XX. This is a cumulative increase of $ 1,850 for charges that in total cannot increase more than 10% test. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement was missing from loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Subject originated xx with purchase price $xx. Tape shows appraisal deficiencies due to dissimilar comps. Current UPB $xxK. xx estimate $xx for remodeled home."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2173	Not Applicable
23358689	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,517.51	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $ xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”
No active judgments or liens found.
The 2023 combined annual taxes have been due in the amount of $1,517.51 on 12/20/2023.
The 2023 combined annual taxes have been paid in the amount of $12/01/2022 on 1,764.32.
The 2022 city annual taxes have been paid in the amount of $1,090.32 on 12/08/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,276.09 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $852.57 with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,276.09 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $852.57 with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per tape data, the property occupancy stated as owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The borrower's employment details are not updated in final 1003 located at “xx”
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Repurchased loan due to LPA Caution without Lender Justification or supporting documentation. There are no liens or judgments on credit report however, there is a chapter xx with discharge date of xx. Review of the loan file also shows there is a conditional approval dated 8/xx/2021 which is prior to AUS/LP dated 8/xx/2021. Seller approval after an AUS is missing from the loan file. Subject approved at xx% and BWR has been 0X30 past 24 months."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62669727	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,588.64	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”.
No active judgments or liens found.
The 2022 county annual taxes have been paid in the amount of $5,365.09 on 11/28/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/14/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,644.12 (PITI) and was applied to the due date of 08/01/2023. The monthly P & I is in the amount of $961.56 with an interest rate of 3.375%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/14/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,644.12 (PITI) and was applied to the due date of 08/01/2023. The monthly P & I is in the amount of $961.56 with an interest rate of 3.375%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per tape data the subject property is investor.
The subject property is in “xx” and in "xx" County located at "xx". However, latest collection comment as of 08/21/2023 states no damage to the property.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx” as a xx for 6 years 3 months.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan is NOO and was approved at xx%. Tape shows undisclosed mortgage debt discovered in business bank statements may push DTI to over xx%. Further details not provided. BWR defect. Subject loan originated on xx, and the 3-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49491856	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,867.53	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	180	180	xx	xx	$58,721.26	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. No active judgments or liens were found. The 2022 combined annual taxes have been paid in the amount of $3,867.53 on 11/21/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/07/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,325.14 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,678.21 with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The collection comments are missing from the loan files. Currently, as per seller tape data as of 08/08/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was unable to be determined. As per tape the monthly P&I is in the amount of $1,678.11 with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the Appraisal report located at “xx” the subject property has repairs of cracks, hole, painted trim, cracked stucco, hole in stucco, heavily weathered trim, missing exterior outlet cover,  and cracks. No details are available regarding estimated repairing cost.  However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
As per seller tape data, the property occupancy stated as owner occupied.
As per final 1003, the borrower have other income source like VA Benifts Non Educational in the amount of $xx. Currently, the borrower joined xx on xx as a xx for 23 years.
The loan was originated on xx, and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 02/xx/2022 is completed as “subject to” to the following repairs of cracks, hole, painted trim, cracked stucco, hole in stucco, heavily weathered trim, missing exterior outlet cover and cracks. Subject loan closed on xx. Appraisal dated 02/xx/2022 is completed subject to for required repairs. 1004D dated 03/xx/2022 reflects all required repairs are completed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The below fees were included in the test:
Attorney's Fee (Closing Agent Only) paid by Borrower: $695.00."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA cash out refinance and it didn't meet 210 days seasoning requirement. Original loan modified on 07/xx/2021. Current loan funded xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2344	Not Applicable
38811375	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,156.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”. The chain of assignments has not been provided. However, the current assignment is with original lender, “xx”. No active liens and judgments have been found against borrower and property. The second instalments of county taxes for 2023 from the both parcels are due in the total amount of $1,803.00. No prior year delinquent taxes have been found.	According to the payment history as of 8/30/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,057.55 and PITI is $1,699.87. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/30/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,057.55 and PITI is $1,699.87. The UPB reflected as per the payment history is $xx. The subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding Covid-19. No evidence has been found regarding damage. As per final 1003, the borrower was previously working at xx for the period 3/1/2016 to 1/31/2020. Later, the borrower started working at xx for the period 2/1/2020 to 3/31/2020. Currently, the borrower joined xx on 8/1/2020 as a xx. The loan was originated on xx. However, the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at xx%. The tape shows the loan was repurchased due to a debt miscalculation. Freddie Mac's recalculated monthly debts of $2,008 pushes the DTI to xx%. BWR has been 0X30 since inception on 7/xx/21."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49897654	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$499.44	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/14/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx” which was recorded on xx.
The chain of assignments has not been provided as the mortgage is currently with the original lender “xx”.
No active judgments or liens have been found.
The annual county taxes for 2023 are due in the total amount of $499.44 for 10/31/2023 and 04/30/2024 respectively.
No delinquent taxes have been found for the prior year.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on xx in the amount of $450.44 with an interest rate of 3.250% which was applied for the due date of 8/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on xx in the amount of $450.44 with an interest rate of 3.250% which was applied for the due date of 8/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at "xx".
As per the final application, the borrower has been working at “xx” as a xx for 37 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved at xx%. Tape and file show missing 3 months banks statements to verify SE income. BWR is SE in xx for 10 years and has been 0X30 for last 24 months."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70290289	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$489.84	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/11/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender,  xx.
No active judgments or liens have been found.
The combined taxes for the year 2023 are due on 1/5/2024 in the amount of $489.84.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $581.56 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $368.67, and the interest rate is 3.875%. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/16/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Collection comment dated 10/6/2022 shows a disaster impact. Further details not provided. CCs do not show any damage.
As per the loan application, the borrower was previously working at "xx" for the period 1/31/2017 to 9/30/2019. Later, the borrower worked at xx for the period 9/1/2019 to 12/30/2019 and at xx for the period 2/10/2020 to 6/5/2020. Currently, the borrower has been working at "xx" as a xx since 10/26/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject is a manufactured home. The tape shows that photographs of the HUD certification label (outdoor) or IBTS is missing from the loan documents. The revised appraisal, which has photos of an outdoor label, does not match the HUD data plate section of the appraisal (xx). However, the 1004D Update/Completion report is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the discount points are marked as bona fide but an undiscounted rate value was not provided."
* Hazard Insurance (Lvl 3)     "The dwelling coverage amount of $xx does not cover the loan amount of $xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed.
																																																																																																								An appraisal report shows the type of subject property is a manufactured home. The affixation affidavit available in the loan file at xx shows that the home is permanently affixed to the land. However, the affixation affidavit is unrecorded and the UT shows MH defect as MH affixture affidavit is missing. The MH rider is attached to the mortgage. Also, the VIN/Serial#(xx) is mentioned in the subject mortgage. The Alta-7 endorsement is attached to the title policy."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53359413	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,986.52	08/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/14/2023, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for the year 2022-2023 have been paid in the total amount of $7,986.52 on 12/08/2022 and 04/07/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/29/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,686.87 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $2,563.37 with an interest rate of 3.250% current UPB is $xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/29/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,686.87 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $2,563.37 with an interest rate of 3.250% current UPB is $xx. The current UPB is reflected on tape for the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the subject property is owner-occupied.
As per final 1003, currently, the borrower joined “xx” on xx as a xx for 6.11 years.
The loan was originated on xx, and the COVID-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows investors policy has been changed regarding purchase transactions of loans with an eNote, which is converted into in-person. However, the subject loan was also closed using an eNote and was later converted into an in-person loan. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 09/xx/2021 reflects Recording fee at $160.00. However, CD dated xx reflects Recording fee at $200.00. This is an increase in fee of +$24.00 for charges that in total cannot increase more than 10% test. Valid COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 09/xx/2021 does not reflects Appraisal Review Fee. However, final CD dated xx reflects Appraisal Review Fee at $200.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2283	2157
72030926	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,292.54	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx” The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” No active judgments or liens were found. The 1st and 2nd installment of county taxes for the year of 2022/2023 have been paid in the total amount of $5,557.16 on 02/13/2023 & 04/07/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,590.69 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,953.39 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,590.69 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,953.39 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per final 1003 located at "xx" the employment details unable to determine.
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No information has been found related damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on xx and the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows repurchased loan due to e-note conversion. This loan closed utilizing an e-Note and was then converted to paper removing the watermark and was transferred out of the e-Vault."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2377	2383
88960195	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$716.56	08/24/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
No active judgments or liens were found.
The annual installments of combined taxes for the year 2022 have been paid in the amount of $ 716.56 on 11/17/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $837.85 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $637.94 with an interest rate of 3.750%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of 08/31/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $837.85 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $637.94 with an interest rate of 3.750%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx” as a “xx” for 5 years.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows repurchased loan due to MI being cancelled. The subject mortgage is required to have mortgage insurance but it was determined that the required Lender Paid Mortgage Insurance (LPMI) policy for the subject loan was cancelled."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial closing disclosure is missing from loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14879464	xx	xx			561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,269.00	08/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx			xx	xx	xx	xx	Primary	Yes	Yes	No			xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated 09/12/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior years taxes have been paid.

As per the review of payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 11/01/2023. The last payment was received on xx in the amount of $1549.55 which was applied for the due date of 10/01/2023. The current P&I is $1042.84 and PITI is $1549.55. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 11/01/2023. The UPB is $xx.
As per final application, the borrower has been working at xx as a xx for 8.11 years.
The Covid-19 attestation is available in loan file located at (xx).
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial Loan Application is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "As per Appraisal review, the gross living area / site characteristics Comparable sale(s) one and three were superior to the subject property in gross living area.  The subject had 950 sf of gross living area whereas sale one had 1,425 sf and sale three had 1,296 sf of gross living area.  The appraiser did not provide an adequate explanation of why these specific comparable(s) were used. Likewise, comparable sales one and three were considered inappropriate because they are located across major arterial boundaries and outside the appraiser's defined boundaries without adequate explanation as to why they were used. There were other sales within the boundaries that were more similar and proximate overall.
																																																																																																							xx shows the estimated value of $xx. Current UPB is $xx"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30165704	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,939.19	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/12/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
No active judgments or liens were found.
The county taxes for 2023 are due in the total amount of $1,939.19.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 8/1/2023, and the next due date for the payment is 9/1/2023. The P&I is $1,224.24, the interest rate is 3.25%, and the PITI is $1,507.55. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/31/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 8/1/2023, and the next due date for the payment is 9/1/2023. The UPB is $xx.
As per final 1003, the borrower has been working at “xx” as a financial coordinator for 96 months.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
CCs do not show damage.
Covid-19 attestation document is located at- xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Property Marketability Issues  (Lvl 3)     "Review of Appraisal shows that appraiser used dissimilar comparable sales. The subject site area is 15030 sf. and comparable sales #1 area is 1.17 ac. All comparable and subject has C4/Q4 condition and quality. Subject and comparable is in suburban area distance of comparable from subject is more than 1 mile.
																																																																																																							xx shows the estimated value of $xx. Current UPB is $xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90596136	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,677.84	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No delinquent taxes have been found.
As per the review of payment history as of 8/15/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on xx in the amount of $1,172.24 which was applied for the due date of 8/1/2023. The current P&I is $827.12 and PITI is $1,172.24. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 8/15/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is $xx.
As per the final application, the borrower has been working at xx as a xx for 2.2 years.
As per comment dated 1/27/2023, RFD was excessive obligations.
No damages have been reported.
As per comment dated 1/27/2023, the subject property is occupied by the owner.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	XX	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan was repurchased due to the fact that the 43% DTI ratio of the subject loan does not meet manual UW requirements and multiple derogatory credit events reflect on the borrower application and credit report, which were not addressed. BWR has 2 years on the job at xx, 0X30 since inception 3/xx/22"
																																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4167955	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,762.08	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”
No active judgments or liens were found.
The 1st installment of county taxes for the year of 2021 have been paid in the total amount of $1,762.08 on 03/30/2023.
The 1st and 2nd installment of county taxes for the year of 2021 have been paid in the total amount of $3,203.79 on 02/24/2022 & 12/28/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/10/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $983.40 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $651.56 with an interest rate of 3.375%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/10/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $983.40 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $651.56 with an interest rate of 3.375%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per final application, the borrower xx has been working at xx as an Owner for 7 years.
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No information has been found related damage or repairs.
As per tape data, the property occupancy stated as owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on xx and the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	XX	3: Curable	* Compliance Testing (Lvl 3) "Loan failed Qualified mortgage safe harbor threshold test due to APR calculated 4.072% Exceeds APR threshold of 3.840% Over By +0.232%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "“Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $3,519.60, Exceeds fees threshold of $3,246 Over by +$273.60.
The below fees were included in the test:
Lock Extension Fee paid by Borrower: $340.80
Points - Loan Discount Fee paid by Borrower: $3,038.80
Processing Fee paid by Borrower: $140.00

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $3,519.60, Exceeds fees threshold of $3,201.57. Over by +$273.60.
The below fees were included in the test:
Lock Extension Fee paid by Borrower: $340.80
Points - Loan Discount Fee paid by Borrower: $3,038.80
Processing Fee paid by Borrower: $140.00

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $3,519.60 Exceeds fees threshold of $3,201.57 Over by +$318.03.
The below fees were included in the test:
Lock Extension Fee paid by Borrower: $340.80
Points - Loan Discount Fee paid by Borrower: $3,038.80
Processing Fee paid by Borrower: $140.00"
* Loan does not conform to program guidelines (Lvl 3)     ""Seller tape shows - Repurchased loan due to COVID Self-Employed Income Guidelines not being met & LQA Flex: The subject loan was delivered as an LQA Flex Mortgage with a DU Approval; however, the requirements of the LQA Flex Term of Business were not met. According to your LQA Flex Term of Business, the file must contain a valid Desktop Underwriter Approve/Eligible Findings report and the loan must also receive a "Green" risk rating from Loan Quality Advisor. While the loan was submitted to LQA, the data submitted to LQA was not accurate.  The subject loan file was approved by DU and delivered with a 48% DTI. The LQA approval reflects the Borrower was qualified with a 28% DTI. Income -The loan file did not provide acceptable evidence that the Borrower's business was open and operational within 20 days of the Note. Current business activity such as commission payments, work orders, invoices would be acceptable documentation. -The YTD P&L provided in the loan file is not signed by the Borrower as required or evidence that it is an Audited P&L. The loan file contains a letter from the Borrower stating they are purchasing the subject property in order to "help them out". The letter does not clarify who the Borrower are purchasing the property for or establish the transaction meets Guide requirements."  Loan originated xx. BWR has xx FICO and loan has been 0X30 for last 24 months."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal (1008) is missing from the loan document. However available located at xx shows post close date xx."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 5/xx/2021 does nor reflect points loan discount fee and Lock extension fee $0.00. However, CD dated xx reflects points loan discount and Lock extension fee at $3038.80 or $3440.80. This is an increase in fee of $3379.60. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year.

This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The revised closing disclosure dated xx delivery date is less than six business days before the consummation date xx. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.072% Exceeds APR threshold of 3.840% Over By +0.232%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.934% the Borrower income was $xx, and total expenses are in the amount of $3,643.47, and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2272	2258
72594550	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,280.24	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/11/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of $7,280.24.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $2,344.77 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $1,671.12 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is $xx.
Covid-19 attestation is available in the loan file, which is located at “xx”.
As per the final 1003, the borrower was previously working at “xx” as an xx for the period 02/01/2018 to 02/28/2020. Later, the borrower started working at “xx” as an xx for the period 03/02/2020 to 09/30/2021. Currently, the borrower has been working at “xx” as a xx since 06/14/2021.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.477% the Borrower income is $xx, and total expenses are in the amount of $xx, and the loan was underwritten by DU (xx) and its recommendation is “Approve/Ineligible” with a DTI of 44.48%. Subject loan originated on xx and 3 year ATR SOL is active."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 44%. The tape shows the loan was repurchased due to the loan receiving an approve/ineligible recommendation from DU due to a combination of risk factors like delinquency reported within 12 months, high LTV, and DTI. However, the case may receive a favorable recommendation if the rental history is obtained."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16038822	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,121.11	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
Water/sewer charges have been delinquent in the amount of $73.58 which were good through 9/20/2023.
As per the review of payment history as of 8/8/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on xx in the amount of $7,814.11 which was applied for the due date of 8/1/2023. The current P&I is $6,065.25 and PITI is $7,814.11. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 8/8/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is $xx.
As per the final application, the borrower has been working at xx as an xx for 7 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 45.05% on 1/19/22. Tape and file are missing SE BWR K-1 from law firm to verify income. Lender defect and the 3 year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.964%, the borrower’s income was $xx and total expenses are in the amount of $45,500.61 and the loan was underwritten by du (xx) and its recommendation is “Approve/Ineligible” with a DTI of 44.96%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Revised CD dated xx. Document tracker is missing and 3 business days were added to get receipt date 1/xx/2022 which is after the Consummation date xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% Tolerance test. Initial loan estimate dated 12/xx/2021 reflects Transfer Taxes at $7,150.00. However, final closing disclosure dated xx reflects Transfer Taxes at $7,429.00. This is an increase in fee of +$279.00 for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Re purchased loan due to TILA/RESPA Violation - Missing Income Documentation: Missing proof the non-borrower spouse received a copy of the revised CD issued xx. Missing copy of K-1 payable to Ian Kleinman from Ian L. Kleinman PA"			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76827853	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,139.71	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.

The chain of assignments has been completed. The last assignment is with lender, “xx”.

There is an active junior mortgage against the subject property in favor of “xx” in the amount of $10,000.00 originated on xx which was recorded on xx.
There is a state tax lien against the borrower in favor of “xx” in the amount of $492.25 which was recorded on xx.

No prior year delinquent taxes have been found.
According to the payment history as of 9/5/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,127.55 and PITI is $2,023.83. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/5/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,127.55 and PITI is $2,023.83. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx for the period 3/12/2018 to 10/11/2019. Later, the borrower was unemployed for the period 1/27/2020 to 3/30/2021. Currently, the borrower joined xx on 4/1/2021 as a xx.
The loan was originated on xx. However, the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter-xx with case# xx on xx. Schedule D of the voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx; therefore, there is unsecured portion of $0.0. However, the case was discharged on xx and terminated on xx.	Not Applicable	Credit Application	XX	3: Curable	* Application Missing (Lvl 3) "Final loan application signed by the borrower is missing from the loan document."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to a new 3-day waiting period requirement triggered as a result of a change in loan type disclosed on the revised xx that was not satisfied before the consummation date of xx, which causes a TRID violation."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16433073	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,000.00	$4,698.87	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
No active judgments or liens were found.
The 1st installment of county taxes for 2023 was paid in the amount of $2,349.43 on 04/18/2023.
The 2nd installment of county taxes for 2023 is due in the amount of $2,349.44 on 10/31/2023.
The annual water/sewer charges for 2023 have been delinquent in the amount of $1,000.00, which were due on 09/30/2023.	According to the payment history as of 08/09/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,925.20 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,356.64 with an interest rate of 3.250%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of 08/09/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,925.20 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $2,356.64 with an interest rate of 3.250%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower was previously working at “xx” for the period 07/01/2017 to 06/30/2021. Currently, the borrower has been working at “xx” as a “xx” for 23 years.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Property Marketability Issues (Lvl 3) "Repurchased loan due to Appraisal Discrepancies/Value: Appraised value unsupported Subject sold at $xx on xx. Tape shows issues with lot size, large adjustments, distance of comps. UPB $xx. xx estimate $xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91998210	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$237.36	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/12/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. No active judgments or liens were found. The annual combined taxes for the year of 2022 have been paid in the amount of $237.36 on 11/18/2022. The annual combined taxes for the year of 2023 have been due in the amount of $3242.16 on 12/31/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,077.43 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,664.90 with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 08/31/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,077.43 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,664.90 with an interest rate of 3.750%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per sellers tape data, the subject property is owner occupied.
As per final application, the borrower “xx” employment details are not updated but the borrower have other income source as “xx” and the co-borrower “xx” has been working at “xx” as an “xx” for 48 years started on xx.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 47.643%. Tape shows revised income 51.947% based on 2 years tax returns and removal of BWR2 income over lack of documentation. Lender defect. Subject closed xx and the 3 year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial loan estimate is dated 02/xx/2022 and hand signed on 03/xx/2022 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker.  TRID is failing for timing of Initial LE.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 02/xx/2022."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3) "Notice of right to cancel is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 02/xx/2022 delivered on 03/xx/2022 which is more than 3 business days from initial application date 02/xx/2022.

Subject loan is refinance case, Originated on xx and the SOL is 3 year."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.643% as the borrower’s income is $xx and total expenses are in the amount of $3,437.43 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 47.643%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2418	2200
32881845	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,661.28	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/06/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”.
No active liens and judgments have been found against the borrower and subject property.
The 2022 county annual taxes have been paid in the amount of $2,661.28 on 11/29/2022.
The 2023 water annual taxes have been due in the amount of $65.23 on 09/13/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/02/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,818.91(PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $905.22 with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/02/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,818.91(PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $905.22 with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.
As per tape data, the property occupancy stated as owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower xx has been working at xx as a xx for 5 years.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.12%. The tape shows the loan was repurchased due to SE income miscalculations. A review of the 2018 and 2019 tax returns and 2021-2021 financial statements reflects a decline in monthly income. Also, additional business opened by the BWR reflects a loss and lacks unaudited P&L and business bank statements. As a result, BWR's ATR and qualifying ratios could not be determined. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* LE/CD Issue date test Fail (Lvl 3) "The final CD shows the borrowers hand-signed onxx, which is prior to the consummation date of xx."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.129%, as the borrower's income is $xx, and total expenses are in the amount of $2,386.22, and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 47.13%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30065408	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,117.30	08/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$21,683.48	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/13/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one junior mortgage active against the subject property in favor of “xx”, which was originated on xx and recorded on xx in the amount of $xx.
There is one UCC finance statement against the borrower in favor of “xx”, which was recorded on xx. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2023 are due in the total amount of $2,117.30.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,639.76 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $1,355.04 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is $xx.
Covid-19 attestation is available in the loan file, which is located at “xx”.
 As per the final application, the borrower has been working at “xx” as a xx for 9.6 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to a 12-month seasoning requirement not met on the loan. The subject property was purchased by the BWR on xx, and the FHA case number for the subject refinance loan was assigned on xx. Also, the LTV was calculated using the current appraised value of $xx; however, it should have used the prior sales price of $xx. There are no upgrades done to the property, supporting the increase in appraised value. xx search shows estimated value at $xx. Current UPB $xx."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "FHA guaranty certificate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.441% as the borrower’s income is $xx and total expenses are in the amount of $2,623.92 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 56.441%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35528567	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,896.84	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/14/2023 shows that the subject mortgage was originated on xxand was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”
No active judgments or liens were found.
The 1st and 2nd installment of county taxes for the year of 2022 have been paid in the total amount of $5,896.84 on 12/07/2022 and 04/10/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/15/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,285.52 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $826.89 with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/15/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,285.52 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $826.89 with an interest rate of 3.250%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated 6/13/2023, Borrower's workplace affected due to Natural disaster.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to investor policy changing from e-notes to paper. Subject loan closed with an e-signed note and was then converted to paper, removing the watermark."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44744947	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,358.90	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/11/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”. No active judgments or liens were found. The 1st and 2nd installment of county taxes for the year of 2022 have been paid in the total amount of $1,358.90 on 04/29/2023 and 08/28/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/08/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $435.21 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $435.21 with an interest rate of 3.25%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 08/08/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $435.21 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $435.21 with an interest rate of 3.25%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per seller’s tape data, the subject property is owner’s second home.
As per final application, the borrower employment details are not updated, but the borrower has other income sources such as “xx”.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased because the comparables selected were inappropriate. The review of the appraisal report shows that the comparables selected are not similar in terms of site value, design style, room count, and GLA. Comp #2 and#3, with a sales price of $xx, are closest to the subject property valued at $xx. A xx search shows an estimated value of $xx. Current UPB $xx. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 10/xx/2021 delivered on 10/xx/2021 which is more than 3 business days from initial application date 10/xx/2021. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2399	Not Applicable
8171456	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,384.00	08/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/12/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”. The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 8/31/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $1,702.07 with an interest rate of 3.375% which was applied for the due date of 9/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $1,702.07 with an interest rate of 3.375% which was applied for the due date of 9/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at “xx”.
As per the final application, previously, the borrower worked at xx for the period 10/10/2019 to 4/1/2020. The position or job type is not provided. Currently, the borrower has been working at xx as a xx for 18 months. The employment details are available only for 23 months as the other employment details are not available.
As per the collection comment dated 6/23/2022, the subject property was damaged due to hail on 3/30/2022. The loss amount is not available. The claim was filed with the amount of $xx. The loss draft check was received on xx in the amount of $xx. However, no comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape and review of credit report shows that the borrower has serious delinquency on xx. One delinquency of 30 days with xx also found in credit report. Credit report also reflects that 4 inquiries were made in last 120 days. BWR approved at 28%." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "LP report prior to closing is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2070	Not Applicable
51690847	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,512.38	08/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	$9,763.39	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with “xx”. The chain of assignment has been completed. Currently, the loan is with “xx”. No active judgments or liens have been found. The first installments of town taxes for 2024 have been paid in the amount of $878.11. The second, third and fourth installments of town taxes for 2024 are due in the total amount of $2,634.27. No prior year’s delinquent taxes have been found.	According to payment history as of 9/1/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,834.01 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $1,406.95 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/1/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is $xx.
As per the final 1003, the borrower has been working at "xx" as a xx for 6.5 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
 The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 45.619%. Tape shows miscalculation of variable income which may push DTI from 46% to 64%. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.619%, the borrower’s income was $xx and total expenses are in the amount of $2,391.06 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 46.00%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2309	Not Applicable
38136048	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$457.00	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	$20,516.47	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/12/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of $xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
There is a UCC mortgage was originated on xx and recorded on xx with the lender “xx”.
The annual combined taxes for 2022 were paid on 12/7/2022 in the amount of $457.00.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $944.05 which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The current P&I is $751.80 and the interest rate is 3.125%.	Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $944.05 which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
The borrower has been receiving social security income.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated 6/xx/2021 and electronically signed on 6/xx/2021, which is greater than three business days from the initial application date 6/xx/2021. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of the initial LE."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA foreclosure rescission finance charge test due to the TILA finance charge disclosed on the final CD as $96,692.55. The calculated finance charge is $96,787.24 for an under-disclosed amount of $94.69. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case; it originated on xx, and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to the loan failed initial LE delivery and timing test. The initial LE dated 6/xx/2021 was delivered on 6/xx/2021, which is more than 3 business days from the initial application date of 6/xx/2021. The subject loan is a refinance case; it originated on xx, and the SOL is 3 years."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan does not satisfy GNMA seasoning because there should be a waiting period or gap between the 210-day first payment date of the existing mortgage, which is being paid off, and the closing of our new subject loans in VA refinance loans. The waiting period is not met in this loan."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64103496	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,829.80	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "xx”
The chain of assignments has not been provided. However, the current assignment is with the original lender, xx”.
No active judgments or liens were found.
The 1st installment of county taxes for the years 2022/2023 has been paid in the amount of $3,756.39 on 01/26/2023.
The 2nd installment of county taxes for the years 2022/2023 has been paid in the amount of $3,414.90 on 04/07/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/05/2023, the borrower is current with the loan and the next due date is 11/01/2023. The last payment was received on xx in the amount of $3,291.97 (PITI) which was applied for the due date of 10/01/2023. The monthly P&I is in the amount of $2,266.11 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/05/2023, the borrower is current with the loan and the next due date is 11/01/2023. The last payment was received on xx in the amount of $3,291.97 (PITI) which was applied for the due date of 10/01/2023. The monthly P&I is in the amount of $2,266.11 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per the tape data, the subject property is primary residence.
As per final 1003, the borrower was previously working at xx for the period 07/01/2019 to 04/02/2021. Currently, the borrower joined xx on 06/18/2021 as a xx.
No information has been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on xx and the COVID-19 attestation is located at “xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $300,179.23. Calculated Finance charge is $300,693.79, for an under disclosed amount of $514.56. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows issue - Repurchased loan due to eNote conversion. Investor policy changed regarding purchase of loan with an eNotes converted to paper. This loan closed utilizing an eNote and was then converted to paper removing the watermark and was transferred out of the eVault. Further details not provided."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2407	Not Applicable
99827203	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,776.34	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of $3,776.34 on 12/01/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,935.21 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,343.70 with an interest rate of 3.250%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,935.21 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,343.70 with an interest rate of 3.250%. The current UPB is reflected on tape in the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per servicing comment dated 02/22/2023, Borrower's workplace affected due to Natural disaster.
As per final application, the borrower has been working at “xx” as a xx for 05 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	XX	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $180,858.80. Calculated Finance charge is $181,946.11. for an under disclosed amount of $1,087.31. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )  The total of payments is $492,121.11. The disclosed total of payments of $491,002.90 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38.78% and closed on xx. Tape shows lender miscalculated income (paystubs showed variable hours) for BWR2 and undisclosed liability pushes DTI to 80.46%. BWR defect and 3 year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8447633	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,505.26	08/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/14/2023, the subject mortgage was originated on xx with the lender xx recorded on xx in the amount of $xx.
The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx.
No active liens or judgments were found.
The annual city taxes for the 2022 1st and 2nd installments have been paid in the total amount of $9,505.26.
As per the latest payment history as of 8/9/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $2,624.87 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/19/2023, the loan is performing. The next due date is 9/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
As per the final 1003, the borrower has been working in the “xx” as a xx for 20 years.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower’s income is impacted due to COVID-19.
The covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to the loan receiving a risk recommendation of caution, and Freddie Mac's guidelines require lender justification, supported by appropriate documentation proving BWR's ATR and addressing all risk factors cited by the LPA. Subject approved at 39.6%. BWR has been working as xx in xx for 20 years. FICO xx."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68432424	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,066.78	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/7/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender,  xx.
There is a UCC lien against the borrower “xx” which was filed by xx and recorded on xx.
The county taxes for 2022 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,289.82 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $1,539.82, and the interest rate is 3.375%. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/16/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower was previously working at xx for the period 11/6/2017 to 3/6/2021. Currently, the borrower has been working at xx as a xx since 3/8/2021.
The collection comment dated 5/9/2023 shows a disaster impact. Further details not provided. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved at 28.166%. Tape shows lates on bureaus that were paid off post closing. BWR has been 0X30 since inception on 10/xx/21."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx and borrower signed on xx. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95387757	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,443.04	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/12/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx” instead of “xx”
No active judgments or liens were found.
The 2022 combined annual taxes have been paid in the amount of $4,443.04 on 12/29/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,684.72 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,970.14 with an interest rate of 3.625%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,684.72 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,970.14 with an interest rate of 3.625%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
The borrower's employment details are not updated in final 1003 located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.726%, as the borrower income is $xx and total expenses are in the amount of $3,842.64 and the loan was underwritten by DU (xx) and its recommendation is “Refer with Caution” with a DTI of 44.73%. Subject loan originated on xx and the 3 year SOL is active."	* Intent to Proceed Missing (Lvl 3) "The Borrower's Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape and review of loan file, the subject loan was manually underwritten. As per credit report, 55 revolving/open trade lines with total available credit of $xx. Refinance departing residence for cash to pay off $xx in revolving/open debt, past due ($15,724). ANSY mortgage was to be paid by funds from cash-out refi. Also credi report reflects that there are multiple 30/xx/90 day late payments over a period of time. Subject approved at 43.79%. BWR has been 0X30 since origination xx."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6837423	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,268.80	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and was recorded onxx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”.
No active judgments or liens found.
The 2023 combined annual taxes have been paid in the amount of $7,234.18 on 07/28/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,059.51 (PITI) and was applied to the due date of 08/01/2023. The monthly P & I is in the amount of $1,183.39 with an interest rate of 3.13%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,059.51 (PITI) and was applied to the due date of 08/01/2023. The monthly P & I is in the amount of $1,183.39 with an interest rate of 3.13%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx” as a xx for 5.7 years.
The Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "eNote converted to paper. This was a self-report. Repurchased loan due to eNote to paper conversion. Note on the subject loan was converted from eNote to paper for investor. However, loans originally closed with an eNote that were later converted to paper, is ineligible for delivery to the investor anymore."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as $154,455.54. Calculated finance charge is $154,620.36 for an under disclosed amount of -$164.82. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84382575	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,209.61	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/11/2023, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”. No active judgments or liens were found. The 2022 combined annual taxes have been paid in the amount of $9,209.61 on 12/16/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/22/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,506.80 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,062.44 with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/22/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,506.80 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,062.44 with an interest rate of 3.000%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per seller tape data, the subject property is owner-occupied.
As per final 1003, currently, the borrower joined xx as a xx for 4 years 5 months.
The loan was originated on xx, and the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The appraisal dated 08/xx/2020 reflects the subject property as a single family. Mortgage notarized on 09/xx/2020 contains a PUD rider."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject approved at 24.805%. Tape shows that the borrower was not employed at closing. Also, the bank statements looks altered. The subject loan was originated on xx and 3-year SOL is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "TRID total of payments test due to disclosed amount on final CD as $402,180.92. Calculated disclosed amount is $402,440.57 for an under disclosed amount of $259.65.

																																																																																																								Subject loan is purchase case, originated on xx and 1-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2218	Not Applicable
10908522	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,617.41	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/7/2023, the subject mortgage was originated on xx in the amount of $711,550.00 with the lender, xx which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The second installment of county taxes for 2023 is due on 10/31/2023 in the amount of $3617.41.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $4,213.21 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $3,096.72, and the interest rate is 3.25%. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Collection comment dated 10/6/2022 shows a disaster impact. Further details not provided. CCs do not show any damage.
As per the loan application, the borrower has been the owner of xx for 2.6 years.
Covid-19 attestation document is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial 1003_Application Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to the LPA risk recommendation of caution and was approved without lender justification. Also, the lender did not address multiple credit risk alerts like BK xx, liens discharged, and derogatory since discharge. Subject approved at 31% and has been OX30 since inception."
* Missing Initial 1003_Application (Lvl 3)     "1003 Initial is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The revised closing disclosure dated xx delivery date is less than three business days before the consummation date xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67788883	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,108.47	08/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/13/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of $xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on 12/28/2022 in the amount of $3,108.47.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/29/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $3,421.90 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $2,364.22 and the interest rate is 3.500%.	Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $3,421.90 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the initial application, the borrower has been working at "xx” as a xx for 168 months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows that the loan was repurchased due to appraisal discrepancies. The review of the appraisal report shows that the subject is in a rural area, and Comp #1 is 33.04 miles away from the subject. The comps used are superior in terms of lot size, age, bedroom and bathroom counts, GLA and additional amenities. Comp #2 is the closest, with a sales price of $xxk. The appraised value of the subject property is $xx. xx search shows subject valued at $xx. Current UPB $xx. Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.098% as the borrower’s income is $xx and total expenses are in the amount of $4,682.74. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 48.10%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19532292	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,260.36	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/8/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "xx".
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
No active judgments or liens were found.
The county taxes for 2023 are paid off in the total amount of $2,260.36.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023, and the next due date for the payment is 10/1/2023. The P&I is $671.99, the interest rate is 3.375%, and the PITI is $1,123.47. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 8/31/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023, and the next due date for the payment is 10/1/2023. The UPB is $xx. As per final 1003, the borrower has been president of “xx” for 31 months. No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the comment dated 8/18/2023, the subject property has been impacted due to a disaster. CCs do not show damage. The Covid-19 attestation document is located at xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 39%. Tape and file show SE painter income was not supported by docs in file. DTI 55%. Lender defect. Loan closed on xx and the 3 year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 07/xx/2021 and the loan closed on xx. No lock extension found."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18438604	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,356.70	08/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	360	xx	xx	$10,208.99	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/12/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx, which was recorded on xx. The chain of assignments has not been provided. The current assignment is with xx. There are two judgments against the borrower in favor of different plaintiffs and recorded on different dates in the total amount of $7,070.39. The annual combined taxes for 2022 have been paid in the amount of $2,356.70.	As per the latest payment history as of 8/11/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $839.66 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/19/2023, the loan is performing. The next due date is 9/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
As per the final 1003, the borrower was previously worked at “xx” as a Dserver from 4/19/2016 to 9/2/2020. Currently, the borrower is working in “xx” as a xx since 10/13/2020.
No damages have been found to the subject property. The subject property is owner-occupied.
No comment was found stating that the borrower’s income is impacted due to COVID-19.
The COVID-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased because the 12-month seasoning period requirement was not satisfied on the loan. The case number for the subject loan assigned on xx is less than 12 months from the prior sale date of xx. UPB $xx. xx estimate $xx"
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56790292	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,315.14	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.490%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/06/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of assignments has been completed. The mortgage is currently assigned to “xx ", which was recorded on xx
No active judgments or liens found.
The 2023 county annual taxes have been paid in the amount of $2,513.60 on 09/22/2022.
The 2023 county annual taxes have been due in the amount of $3,315.14 on 09/30/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 8/30/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $951.65 (PITI) and was applied to the due date of 08/07/2023. The monthly P & I is in the amount of $637.68 with an interest rate of 4.490%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $951.65 (PITI) and was applied to the due date of 08/07/2023. The monthly P & I is in the amount of $637.68 with an interest rate of 4.490%. The current UPB is reflected in tape for the amount of $xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the appraisal report located at "xx," there are some damages to the property, and as per the document located at “xx" repairs have been done.
As per tape data, the subject property is owner-occupied.
As per the servicing comment dated 07/12/2023, the borrower's workplace was affected due to a natural disaster.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been working at "xx" as a xx for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 09/xx/2022 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Final Application Incomplete (Lvl 3)     "Section 6 of the final application is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the borrower does not have sufficient entitlement, and the loan was deemed uninsurable with VA."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73951946	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$619.98	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/8/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of $xx in favor of xx.
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx".
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for 2022 is paid in the amount of $309.99 on 3/30/2023.
The first installment of county taxes for 2021 is paid in the amount of $321.98 on 2/7/2022.
The second installment of county taxes for 2021 is paid in the amount of $241.64 on 12/30/2022.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 8/30/2023, the loan is performing. The last payment was received in the amount of $1,159.34 on xx which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 4.375%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 8/30/2023, the loan is performing. The last payment was received in the amount of $1,159.34 on xx. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx" as a "xx" for 120 months.
Collection comment dated 8/18/2023 states that the subject property is impacted by disaster. No further details have been found.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.84%. Tape shows the loan was repurchased due to BWR's overstated income. Revised income of $xx pushes the DTI to 53.26%. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows MI certificate would need to be 25%, but is only for 12% coverage."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.84%%, as the borrowers' income is $xx and total expenses are in the amount of $1,553.40 and the loan was underwritten by LP (xx) and its recommendation is 'Accept/Eligible' with a DTI of 50.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88601485	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,327.22	08/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	$131,060.16	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the mortgage is with the original lender “xx”.
There is a civil judgment against the prior owner xx in favor of borrower xx for the amount of $70,000.00 which was recorded on xx.
The annual county taxes for 2022 were paid in the amount of $4,594.35 on 11/30/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $3,451.92 (PITI) which includes a P&I of $2,707.86, which was applied to the due date of 8/1/2023. The current rate of interest is 4.99% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower has been working at Walmart as an associate for 33 months.
The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.72% as the borrower’s income is $xx and total expenses are in the amount of $4,775.04 and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 57.72%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60775107	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,040.46	$5,092.94	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/14/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first installment of supplemental taxes for the years 2021 and 2022 is delinquent in the amount of $1040.46, which was due on 07/19/2023 and good through 09/30/2023.
As per the review of payment history as of 08/15/2023, the borrower is current with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3025.70 which was applied for the due date of 08/01/2023. The current P&I is $2329.64 and PITI is $3025.70. The UPB is $xx.

Collections Comments: The loan is currently performing. As per the review of payment history as of 08/15/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The UPB is $xx. As per final 1003, the borrower was previously working at xx for the period 06/06/2017 to 01/01/2021. Currently, the borrower has been the owner of xx, since 01/03/2021. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.67%. Tape shows undisclosed debt at closing, which may push DTI to 50.95%. BWR defect. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.67%%, as the borrower's income is $xx and total expenses are in the amount of $3,430.89 and the loan was underwritten by LP (xx) and its recommendation is 'Approve/eligible' with a DTI of 43.67%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90150312	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,594.35	08/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/07/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active liens and judgments have been found.
The annual county taxes for 2022 were paid in the amount of $4,594.35 on 11/30/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $3,705.47 (PITI) which includes a P&I of $3,217.26, which was applied to the due date of 9/1/2023. The current rate of interest is 4.99% and the current UPB is $xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower has been working at xx as a xx for 59 months.
The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50%. The tape shows the loan was repurchased due to the lender failing to include BWR3 K-1 business losses in the DTI calculation. Also, personal tax returns with Sch 1 to verify rental property's are sold and to omit them from liabilities are missing from the loan documents. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $1,164,545.99. Calculated finance charge is $1,164,705.74 for an under disclosed amount of -$159.75. The total of payments is $1,164,705.74. The disclosed total of payments of $1,164,545.99 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 08/xx/2022 reflects the sum of Section C fees and Recording fee at $2,320.00. However, CD dated xx reflects the sum of Section C and Recording fee at $2,772.00. This is a cumulative increase of +$220.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.204% as the borrower’s income is $xx and total expenses are in the amount of $3,769.49 and the loan was underwritten by LP (xx) and its recommendation is "Accept" with a DTI of 50.204%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67057617	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,088.16	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $3,634.40 (PITI) which includes a P&I of $2,631.45, which was applied to the due date of 8/1/2023. The current rate of interest is 4.750% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at xx as a xx for 35 months.
The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $114847.00and the fees charged to the Borrower’s exceed 3% the loan amount.
The Note reflects a loan amount of $xx.  Fees charged to the borrower’s equal $14,774.97 which equal 3.00% of the loan amount."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "Initial Closing Disclosure missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $20127.56 exceeds fees threshold of $14774.97 over by +$5352.59
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,089.00
Points - Loan Discount Fee paid by Borrower: $10,038.56

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $20127.56 exceeds fees threshold of $14774.97 over by +$5352.59
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,089.00
Points - Loan Discount Fee paid by Borrower: $10,038.56"
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 36.32%. Tape and file shows some derogatory credit and missing rental income documentation. DTI 38%. BWR has been 0X30 since inception on 5/xx/22."
																																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial Closing Disclosure missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48236023	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$26,533.25	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	The review of the updated title report dated 09/12/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx.”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”
No active judgments or liens were found.
The 1st, 2nd and 3rd installment of combined taxes for the year of 2023 have been paid in the total amount of $15,175.66 on 02/01/2023, 05/01/2023 & 08/01/2023.
The 4th installment of combined taxes for the year of 2023 is due in the total amount of $11,357.on 11/01/2023.
The 1st and 2nd installment of combined taxes for the year of 2024 have been due in the total amount of $22,826 on 02/01/2024 & 05/01/2024.
No prior year’s delinquent taxes have been found.
According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $19,274.82 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $13,230.21 with an interest rate of 4.875%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $19,274.82 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $13,230.21 with an interest rate of 4.875%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per final application, the borrower xx is the owner of “xx” for 6.7 years.
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No information has been found related damage or repairs.
As per tape data the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan repurchased over missing SE verification prior to closing. Tape shows post closing verification. BWR approved at 43% and has a xx FICO and 6 years SE."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $81,445.00 Exceeds Fees threshold of $72,534.60 Over by +$8,910.40.

The below fees were included in the test:

Application Fee paid by Borrower : $895.00
Mortgage Broker Fee paid by Borrower : $37,500.00
Points - Loan Discount Fee paid by Borrower : $43,050.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2022 does not reflect  Loan Discount Points  . However, CD dated xx reflects $43,050.00  This is an increase in fee of $43,050 for charges that cannot increase.Valid COC for the increase in fee is missing from the loan documents.

																																																																																																								Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2022 does reflect Lender Credit Fee 18,575.00 . However, CD dated xx reflects Lender Credits at $0.00. This is an increase in fee of $18,575.00 for charges that cannot decrease. Valid COC for the increase in fee is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2349	Not Applicable
39692420	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,452.44	08/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/15/2023, the subject mortgage was originated on xx with the lender xx recorded on xx in the amount of $xx.
The chain of assignments has not been provided. The current assignment is with xx.
There was one permit for plumbing with permit numbers xx. The status of permits is issued.
The first installment of city taxes for 2023-24 has been paid in the amount of $2,363.11.
The second installment of city taxes for 2023-24 has been due in the amount of $2,363.11.	As per the latest payment history as of 8/11/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $1,211.84 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/20/2023, the loan is performing. The next due date is 9/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
As per the final 1003, the borrower has been the owner of xx for 20 years.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower’s income is impacted due to COVID-19.
The covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50%. The tape shows the loan was repurchased due to a sufficient fund for the down payment, and closing costs were not satisfactorily verified. The total assets verified and considered by Freddie Mac of $xx do not satisfy the cash to close requirement of $xx and create a shortfall of $xx. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID total of payment disclosed on final CD as $446,439.32. Calculated total of payments is $447,087.77 for an under disclosed amount of -$648.45. The disclosed total of payments of $446,439.32 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is purchase case, originated on xx and the 1 year SOL is 1 expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $219,989.32. Calculated finance charge is $220,537.77 for an under disclosed amount of -$548.45. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx and the 1 year SOL is 1 expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated 03/xx/2022 reflects Points - Loan Discount Fee at $227.00. However, final CD dated 06/xx/2022 reflects Points - Loan Discount Fee at $1,740.00.
Initial LE dated 03/xx/2022 reflects Transfer Taxes at $1,725.00. However, final CD dated xx reflects Transfer Taxes at $1,785.00.
This is a cumulative increase in fee of $1,573.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50% as the borrower’s income is $xxand total expenses are in the amount of $3,020.09 and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 50%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8189511	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,709.21	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.

The chain of assignments has not been provided. However, the current assignment is with original lender, “xx”.

No active liens and judgments have been found against borrower and property.
The second installment of county taxes for 2023 is due in the amount of $854.56 on 10/31/2023.
No prior year delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $2,155.21 and PITI is $2,574.11. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $2,155.21 and PITI is $2,574.11. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a xxfor 68 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Hazard Insurance Missing or error on the Rate Lock	XX	3: Curable	* Application Missing (Lvl 3) "Final 1003 is missing from the loan file."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Appraisal report dated 5/xx/2022 is subject to ITBS report in lieu of missing HUD data/Compliance certificate. 1004D is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased because the comparables selected were inappropriate. The review of the appraisal report shows that the comparables selected are not similar in terms of site value, design style, room count, and GLA. Comp #3, with a sales price of $xxK, is closest to the subject property valued at $xxK. A xx search shows an estimated value of $xxK. Current UPB $xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2022 does not reflect Lock Extension Fee. However, CD dated 05/xx/2022 reflects Lock Extension Fee at $380.00. This is an increase in fee of $380.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on 5/xx/2022 and the SOL of 1 year has expired."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx Pg# 285" the subject property is a manufactured home. The VIN number is not available in the legal description of the recorded mortgage. However, the Alta-7 endorsement for manufactured homes is attached to the final title policy and the manufactured rider document is available at "Ln#xx Page#38" shows VIN#xx2, and the home is permanently affixed to the land."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37559193	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,608.06	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/13/2023, the subject mortgage was originated on xx with the lender xx recorded on xx in the amount of $xx.
The chain of assignments has not been provided. The current assignment is with xx.
No active liens and judgments were found.
The second installment of county taxes for 2023 is due on 09/18/2023 in the amount of $2371.03.

As per the review of payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3912.54 which was applied for the due date of 09/01/2023. The current P&I is $3112.01 and PITI is $3912.54. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The UPB is $xx.
As per final application, the borrower has been working at xx as a xx for 10.4 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to DU risk recommendation is ineligible as derogatory credit events like pre-foreclosure sale reflected on the credit report, and the 48-month credit recovery period for derogatory credit information has not been met. Also, if BWR's credit history reflects a previous foreclosure within the past 7 years, the maximum LTV allowed is xx%; however, the subject LTV is xx%. Subject approved at 26.87%"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20892475	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$66.34	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated 09/13/2023 the subject mortgage was originated on xx in the amount of $ xx in the favor of xx, which was recorded on xx under Instr# xx. The chain of assignment is not found. No active judgments or liens have been found against the borrower or subject property
The county taxes of 2022/2023 have been paid in the total amount of $40.67 on 04/26/2023 and county taxes of 2022/2023 have been due until 11/13/2023 in the amount of $ 25.67.
No prior year delinquent taxes have been found.

According to the payment history as of 8/31/2023, the borrower is performing with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $604.62 which was applied for due date of 9/1/2023. The current P&I is $412.48 and current PITI is $604.62 with an interest rate of 5.250%.The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 8/31/2023, the borrower is performing with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $604.62 which was applied for due date of 9/1/2023. The current P&I is $412.48 and current PITI is $604.62 with an interest rate of 5.250%.The current UPB reflected as per the payment history is $xx.
The loan is in Performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal is subject to having access to the attic and the removal of old axles. 1004D shows access to the crawl space, and old axles have been removed from underneath the crawl space; however, they are still on the premises and need to be removed. Also, no confirmation was found regarding peeling paint from the bathroom ceiling."
* Final Application Incomplete (Lvl 3)     "The first page of the final application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "Subject is SW manufactured home and is not salable to Fannie Mae and Freddie Mac due to subject does not have project eligibility review service approval and age of the property is greater than 10 years. Appraised value of the subject property is $xx. xx search shows subject valued at $xx. Current UPB $xx."
* TRID Violations (Lvl 3) "The final CD reflects disbursement date as xx. However, the borrower's signed on xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/xx/2022 does not reflect Points - Loan Discount Fee, Lock Extension Fee and Appraisal Re-Inspection Fee. However, CD dated xx  reflects Points - Loan Discount Fee at $398.38, Lock Extension at $313.79 and Appraisal Re-Inspection Fee at $125.00. This is an increase in fee of $837.17 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "Subject property is manufactured and proof of affixation of the property permanently to the land is available in the loan documents. (xx).""	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx. Notary's signature date on the mortgage/deed of trust is xx. Note date is xx."	Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47216032	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,199.86	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/14/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of $xx.
The chain of assignments has been completed. Currently, the assignment is with the original lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for 2023 was paid on 5/16/2023 in the amount of $2,099.93.
The second installment of county taxes for 2023 is due on 10/16/2023 in the amount of $2,099.93.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/22/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,705.58 which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The current P&I is $2,019.25 and the interest rate is 5.990%.

Collections Comments:The loan is currently performing, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,705.58 which was applied to the due date of 8/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx” as a xx for 36 months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased because the comparables selected are 1.48 to 1.89 miles away, and the comparables selected are not similar in terms of age, property condition, room count, or GLA. Comp #2, with a sales price of $xx, is closest to the subject property valued at $xx. A xx search shows an estimated value of $xx. Current UPB $xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97043996	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,779.08	08/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/13/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx” which was recorded on xx with Book/Page# xx.
The chain of assignments has not been provided. However, the mortgage is currently with the original lender “xx”.
There is a junior mortgage active against the subject property in the amount of $xx which was recorded on xx with Book/Page# xx.
No delinquent taxes have been found for the prior year.
According to the payment history as of 8/31/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $1,100.39 with an interest rate of 5.250% which was applied for the due date of 9/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $1,100.39 with an interest rate of 5.250% which was applied for the due date of 9/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at “xx” as a marketing specialist for 48 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $6,292.57 Exceeds Fees threshold of $5,759.96 Over by +$532.61.
The below fees were included in the test:
Administration Fee paid by Borrower: $100.00
Points - Loan Discount Fee paid by Borrower: $4,497.57
Processing Fee paid by Borrower: $945.00
Underwriting Fee paid by Borrower: $750.00

Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $6,292.57 Exceeds Fees threshold of $5,759.96 Over by +$532.61.
The below fees were included in the test:
Administration Fee paid by Borrower: $100.00
Points - Loan Discount Fee paid by Borrower: $4,497.57
Processing Fee paid by Borrower: $945.00
Underwriting Fee paid by Borrower: $750.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased due to an ineligible project. The HOA questionnaire reflects special assessments to fund repairs required to get the 40-year recertification of xx County. As per the engineer's certificate, the building is structurally safe, but this does not address the state recertification case. The project is ineligible until the repairs are made, then certified by an engineer's inspection report. Further details not provided. A xx search shows an estimated value of $xx. Current UPB $xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.023%, as the borrower's income is $xx and total expenses are in the amount of $2,188.43 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 43%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65959809	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,584.68	08/25/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,036.71	02/01/2022	Financial Hardship	As per the updated title report dated 9/6/2023, the subject mortgage was originated on xx with the lender xx in the amount of $xx, which was recorded on xx.
The chain of assignments has been completed. The current assignment is with MERS as a nominee for xx. However, there is a gap in assignment from xx. to xx.
No active liens or judgments were found.
The annual combined taxes for 2022 have been paid in the amount of $2,584.68.
As per the latest payment history as of 8/25/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $1,036.71 for the due date of 9/1/2023. The next due date is 10/1/2023. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/30/2023, the loan is performing. The next due date is 9/1/2023. The current unpaid principal balance is $xx.
The loan was modified on xx. According to the modified terms, the new principal balance is $xx. The borrower agreed to pay $1,036.71 with an interest rate of 5.625% starting 2/1/2022. The new maturity date is xx.
As per the comment dated 12/30/2021, the borrower’s employment was impacted by COVID-19. The seller tape shows that the borrower was on fb plan from 6/1/2020 to 9/1/2021.
As per the seller's tape, the property has health and safety issues, such as no deck or landing from the sliding glass doors in the dining area and no evidence of an appropriate safety mechanism being in place. The loan file does not contain any evidence that the stated issues have been repaired. The subject property is owner-occupied.
At the time of loan origination, the borrower previously worked at “xx” as a foreman from 3/1/2012 to 3/19/2018. Currently, the borrower has been working at “xx” as a driver for 5 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 2/17/2022. According to the modified terms, the new principal balance is $xx. The borrower agreed to pay $1,036.71 with an interest rate of 5.625% starting 2/1/2022. The new maturity date is xx.	Origination Appraisal Right of Rescission	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2018 reflects Appraisal Review Fee at $120.00. However, CD dated xx reflects Appraisal Review Fee at $320.00. This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2018 reflects Credit Report Fee at $120.00. However, CD dated xx reflects Credit Report Fee at $136.00. This is an increase in fee of $16.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 3/xx/2018 does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $178.00. This is an increase in fee of $178.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Repurchased loan due to Health & Safety Issues: Freddie Mac requires that any repairs affecting the safety, structural integrity, mechanical systems or habitability of the improvements must be made. The loan file does not contain evidence repairs were completed. The subject property has the following health and/or safety issue: *There is no deck or landing from the Sliding-glass doors in the Dining Area of the subject property and there is no evidence of an appropriate safety mechanism being in place* Borrower was under a Forbearance Plan from 6/2020 - 9/2021 then was approved for a Flex Modification - Trial Plan until 12/2021 - First Payment Date: 2/xx/2022 Subject loan originated on xx and 3 year SOL is expired."
* Missing Appraisal (Lvl 3)     "Appraisal is missing from the loan documents."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63065686	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$846.98	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/06/2023, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx” The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” No active judgments or liens were found. The 2022 county annual taxes have been paid in the amount of $813.10 on 11/29/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,434.07 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,944.22 with an interest rate of 5.875%. The current UPB is $xx. The current UPB is reflected on tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/31/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,434.07 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,944.22 with an interest rate of 5.875%. The current UPB is $xx. The current UPB is reflected on tape for the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
As per servicing comment dated 10/24/2022, the property occupancy stated as owner occupied.
As per final 1003, the borrower was previously working at xx for the period 04/26/2018 to 04/03/2021. Currently, the borrower joined xx on 04/29/2021 as Manager 4.4 Years.
The loan was originated on xx, and the covid-19 attestation is located at “xx”.
The subject property is in “xx” and in “xx" County located at in “xx". However, latest collection comment as of 08/20/2023 states no damage to the property.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 47.112%. Tape shows calculation of bonus income for the borrower of $xx was incorrect. Borrower had received this income for less than 6 months. Revised DTI is 54%. The subject loan was originated on xx and 3-year SOL is active."	* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.112% as the borrower’s income is $xx and total expenses are in the amount of $2,512.37 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 47.112%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2242	Not Applicable
57110777	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,264.60	08/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active liens and judgments have been found.
There is a junior mortgage open against th subject property in favor of  xx for the amount of $xx which was recorded on xx.
The annual county taxes for 2022-23 were paid in the amount of $3,264.00.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $2,941.77 (PITI) which includes a P&I of $2,260.88, which was applied to the due date of 9/1/2023. The current rate of interest is 5.375% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at xx as a xx for 57 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows that the investor (CAlHFA) declined to purchase the loan due to incorrect usage of DPA funds. The borrower was returned $2,180.84, which included the earnest money deposit plus the $180.84 down payment assistance amount. DPA funds were not used correctly, rendering the loan ineligible for purchase. Per investor, principal curtailment cannot be used as a cure."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $16,809.63 exceeds fees threshold of $11,519.84 over by +$5,289.79.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $75.00
Loan Origination Fee paid by Borrower: $8,075.00
Points - Loan Discount Fee paid by Borrower: $7,065.63
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $899.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID total of payments test due to the disclosed total of payments of $837,946.45. The total of payments is $838,421.45 for an under disclosed amount of $475.00. It is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/xx/2023 does not reflect points - loan discount fee & appraisal re-inspection fee. However, CD dated 5/xx/2023 reflects points - loan discount fee at $7,065.63 & appraisal re-inspection fee at $125.00. This is an increase in fee of $7,190.63 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $16,809.63 exceeds fees threshold of $11,519.84 over by +$5,289.79.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: $75.00
Loan Origination Fee paid by Borrower: $8,075.00
Points - Loan Discount Fee paid by Borrower: $7,065.63
Processing Fee paid by Borrower: $695.00
Underwriting Fee paid by Borrower: $899.00."
																																																																																																							* LTV or CLTV exceeds 104% (Lvl 3) "Collateral value used for underwriting: $xx. Amount of secondary lien(s): $xx. Loan amount: $xx. CLTV exceeds 105.000%. Current UPB is $xx."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD date of xx reflects cash to in the amount of $2,000.00."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38359235	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,609.21	08/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of $3,609.21.
No prior year’s delinquent taxes have been found.	According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $3,403.81 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $2,829.30 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is $xx.
As per the initial 1003, the previous employment details of the borrower are not available. Currently, the borrower has been working at "xx" as a manager for 5 months.
As per the comment dated 08/14/2023, the borrower filed a new claim for hail damages, and the date of loss is xx. The borrower received two claim checks in the total amount of $xx. No comments have been found regarding the estimated cost to repair the damages or the completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 48%. The tape shows a repurchase loan due to the borrower's monthly income documentation, which is not supported. Also, the loan file does not include any documentation (degree or training) evidencing the justification for the significant increase in earnings. Freddie Mac is unable to calculate the borrower's stable monthly income. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.639% as the borrower’s income is $xx and total expenses are in the amount of $3,525.30 and the loan was underwritten by LP (xx) and its recommendation is “accept” with a DTI of 48%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65579404	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,028.96	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”.
There is an active permit# against the subject property in favor of xx for the roof, siding, and window.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,994.26 (PITI) which includes a P&I of $1,500.06, which was applied to the due date of 8/1/2023. The current rate of interest is 5.125% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been the owner of xx for 28 months.
The Covid-19 attestation document is available at "xx".
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.41%. Tape shows SE income miscalculation, and the revised total monthly income of $xx resulted in a revised DTI of 53.78%. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active."				Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17973305	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,239.80	08/23/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/13/2023, the subject mortgage was originated on xx with the lender xx recorded on xx in the amount of $xx.
The chain of assignments has not been provided. The current assignment is with xx.
No active liens and judgments were found.
The first installment of combined taxes for 2022 has been paid in the amount of $1,239.80.
The second installment of combined taxes for 2022 has been paid in the amount of $969.08.	As per the latest payment history as of 8/30/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $1,450.85 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/31/2023, the loan is performing. The next due date is 9/1/2023. The current unpaid principal balance is $238,755.36.
The loan has not been modified.
As per the final 1003, the borrower was working at xx for 33 months.
No damages have been found to the subject property. The subject property is owner-occupied. No comment was found stating that the borrower’s income is impacted due to COVID-19.
The covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* DSCR is less than 1.00 (Lvl 3) "Net operating income is $14,403.36. Annual payment (Debt Service) is $21,006.84 and their Debt Service Cover Ratio (DSCR) is 0.69 which is less than 1."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59602031	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$998.97	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/12/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of $xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 were paid on 12/31/2022 in the amount of $998.97.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 8/8/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $758.33 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $551.00 and the interest rate is 5.990%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $758.33 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
The borrower has been receiving social security income.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated 8/xx/2022 is "AS IS". However, the photo addendum shows that the bathroom stain on the vinyl floor next to the tub is dirt. No evidence of mold was observed at the time of the appraiser's inspection. However, updated 1004D is missing from the loan documents."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows a repurchased loan due to invalid AUS findings. The subject loan was delivered as a desktop underwriter mortgage; however, the conditions of the desktop underwriter feedback certificate were not met. The feedback certificate reflects that the loan file was to include evidence of the payoff of the Oklahoma tax liens totaling $1,876.00. The file does not contain any evidence that the tax liens were paid off prior to the subject note date."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.922% as the borrower’s income is $xx and total expenses are in the amount of $1,910.07 and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of 49.92%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95917343	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,870.04	08/24/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/13/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of $1,870.04 on 01/18/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/5/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,327.32 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $1,051.08 with an interest rate of 5.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/5/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is $xx.
As per the final 1003, the borrower was previously working at “xx” for the period 01/02/2014 to 08/15/2020. Later, the borrower started working at “xx” for the period 08/24/2020 to 05/20/2021. Currently, the borrower has been working at “xx” as a xx since 05/28/2021.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 35.468%%. Tape shows an income miscalculation. The lender used hourly rate income, and QC post-close used an average income as income fluctuated, which may push the DTI higher. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year ATR SOL is active."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows insufficient trade lines. The credit report did not show any trade lines reported for at least 12 months. Non-credit payment references were not sufficient or acceptable. The seller's analysis and conclusion that the borrower's credit reputation is acceptable were not provided. The borrower does not have a housing payment that could be verified to support the borrower's ability to pay the housing expense in a timely manner. The borrower does not have a usable FICO score. The MI certificate provided is illegible."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows a review of the condo questionnaire revealed a special assessment. The loan file did not contain documentation required to document the special assessment. The YTD budgeted and actual amounts for the special assessment were not verified. xx search shows an estimated value at $xx. Current UPB $xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4191430	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$669.82	08/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active liens and judgments have been found.
The second installment of county taxes for 2022 was paid in the amount of $327.41 on 11/10/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/5/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,367.99 (PITI) which includes a P&I of $1,223.27, which was applied to the due date of 9/1/2023. The current rate of interest is 5.99% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/5/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated 4/17/2023, the subject property is located in the FEMA disaster area of Indiana Severe Storm (DR-4704).  However, the comment dated 6/30/2023 reveals that the FEMA disaster has been removed. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower has been working at xx as an xx for 88 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased because the comparables selected are inappropriate as they were located over a mile from the subject property, and the comparables selected are not similar to the subject property in terms of design style, property condition, lot site, and GLA. Comp #2, with a sales price of $xx, is closest to the subject property valued at $xx. A xx search shows an estimated value of $xx. Current UPB $xx"	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 06/xx/2022 does not reflects Points - Loan Discount Fee. However, final CD dated xx reflects Points - Loan Discount Fee at $1,004.91. This is an increase in fee of +$1,004.91 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10705473	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/23/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/08/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $ xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
No active judgments or liens were found.
The annual installments of county taxes for 2023 are to follow.
The annual installments of school taxes for 2023 are to follow.
The annual installments of city taxes for 2023 are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/23/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,287.12 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $1,470.60 with an interest rate of 5.750%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is in performing. According to the payment history as of 08/23/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,287.12 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $1,470.60 with an interest rate of 5.750%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx” as an “xx” for 20 years.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, the loan is manually underwritten. Freddie Mac identified layering of risk within the loan that was not addressed. Borrower's credit reputation is not acceptable. The borrower has multiple delinquency and too many inquiries in last 12 months." BWR approved at 43%. Loan has been 0X30 since inception 5/xx/22."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70647499	xx	xx			561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$741.93	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx			xx	xx	xx	xx	Primary	Yes	Yes	No			xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated 9/6/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender “xx”.
There is a junior mortgage against the subject property in the amount of $10,000.00 which was originated on xx in favor of xx and recorded on xx.
No active judgments or liens have been found.
The annual county taxes for 2022 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1145.84(PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $817.88, and the interest rate is 6.75%. The current UPB is $xx.
Collections Comments:The loan is current.
According to the payment history as of 8/16/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower was previously working at xx for the period 11/23/2015 to 3/18/2022. Currently, the borrower has been working at xx as a xx since 3/21/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 26%. Tape and file show missing tax returns and transcripts to verify SE income. Subject funded xx and the SOL is active."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) ) The total of payments is $305,035.27. The disclosed total of payments of $304,552.80 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $177,117.55. Calculated Finance charge is $177,479.27 for an under disclosed amount of $361.72.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Income documentation does not meet guidelines (Lvl 3)     "The tape shows the loan was repurchased due to 3-year tax returns or transcripts missing from the loan documents, and all efforts to obtain tax returns from BWR's accountant were unsuccessful."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16881154	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,408.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/7/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active liens and judgments have been found.
The second installment of county taxes for 2023 is due in the amount of $704.00 on 11/15/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/30/2023, the borrower did start his first payment of the loan which is due on 9/1/2023. The current rate of interest is 6.75% and P&I is $788.05. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/30/2023, the borrower did start his first payment of the loan which is due on 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at xx as a xx for 60 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Note	XX	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "An original note along with the lost note affidavit are missing from the loan file. Also, the loan has not been modified since origination."	* Application Missing (Lvl 3) "Final 1003 is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Subject loan is escrowed. However, initial escrow disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "This was a business decision to fund the loan. Unbale to sell the loan to the investor due to the credit report reflecting borrower’s name (xx) prior to the legal name change and the docs were printed with the new legal name (xx). The SSA has not been updated to reflect the borrower’s name change and therefore the credit report is not available with the new name. Per the Title Company, loan must be closed with the legal name and an AKA and/or name affidavit will not work because it will be rejected by the County.  The loan is not eligible for delivery."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32836226	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,915.82	08/29/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/07/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No delinquent taxes have been found.
As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on xx in the amount of $5,344.39 which was applied for the due date of 9/1/2023. The current P&I is $4,598.50 and PITI is $5,344.39. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is $xx.
As per the final application, the borrower has been the owner of xx for 2.8 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 48.7%. Tape shows SE income was not stable and durable. Lender defect. Loan closed xx and the 3 year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36916687	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,569.00	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/13/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignments. Currently, the loan is with the original lender, xx.
There is one junior mortgage against the subject property in favor of xx in the amount of $xx which was recorded on xx.
All prior years’ taxes have been paid.
As per the review of payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1562.42 which was applied for the due date of 09/01/2023. The current P&I is $1186.93 and PITI is $1562.42. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The UPB is $xx.
As per final 1003, the borrower was previously working at xx for the period 05/18/2020 to 09/16/2022. Later, the borrower started working at xx from 09/19/2022 to 02/17/2023. Currently, the borrower has been working at xx as a xx from 02/20/2023.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the QM APR test ( Fannie Mae Lender Letter 2021-11 ) due to to APR calculated 8.957% exceeds APR threshold of 8.910% over by +0.047%.

Tape shows investor declined to purchase the loan due to the loan not meeting QM Final Rule APR/APOR spread requirements. This is a bond loan and typically bond HPML qualify for ATR/QM exemption provided it is a full documentation escrowed loan. This is a full doc loan with escrows however, investor declined and denied an exception to purchase."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, the final CD date of xx reflects cash to in the amount of $737.18."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.957% exceeds APR threshold of 8.160% over by +0.797%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed QM qualified mortgage APR threshold test due to APR calculated 8.957% exceeds APR threshold of 8.910% over by +0.047%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.968% exceeds APR threshold of 8.160% over by +0.808%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																																								Loan failed the OK HOEPA higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 8.968% exceeds APR threshold of 8.160% over by +0.808%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81836134	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	XX	$0.00	$7,841.99	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Yes	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/14/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”
There is DOJ lien found against the subject property in favor of "xx" in the amount of $xx which was recorded on xx. The subject property is located in xx and the aforementioned unpaid liens may cause the subject property to go into foreclosure. This can be cured by paying off the lien with its penalties and interest. The SSN/DOB is not mentioned in the available document. The property address is not mentioned in the document. The lien amount $xx which is greater than the loan amount.
There is HOA lien found against the subject property in favor of “xx” in the amount of $xx which was recorded on xx. The subject property is located in xx which is a super lien state and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non paid lien.
The 2023 town annual taxes have been paid in the amount of $740.56 on 03/31/2023.
The 2023 county annual taxes have been paid in the amount of $1176.18 on 03/31/2023.
The 2023 school annual taxes have been paid in the amount of $5925.25 on 10/01/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,163.49 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,163.49 with an interest rate of 2.750%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/08/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,163.49 (PITI) and was applied to the due date of 08/01/2023. The monthly P&I is in the amount of $1,163.49 with an interest rate of 2.750%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower “xx” has been working at “xx” as an “xx” for 43 years.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows the repurchase loan due to Insufficient Income/Assets Documentation: Borrower provided asset documentation tied to businesses. Actual ownership of those businesses was not documented. Stability of Borrower's income (self-employed) was not estabilished. Borrower is self-employed attorney. Provided bank statements for xx. Summary Bank accounts portion of statement shows xx. Borrower's application shows ownership of xx. Bank Accounts belong to xx. DC Law is not associated with Borrower except that he's a signer on the account.P&L from 12/2020 was unaudited and not signed. Cash to close required as per the final CD is $xx, and the assets IOA of $xx were verified using DU and 1008."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID# 20882. as a 2289 per NMLS web site."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock provided expired on 1/xx/2021 and the loan closed on 2/xx/2021. No lock extension found."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan file."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2020 reflect Appraisal Fee at $400.00. However, CD dated xx reflects Appraisal Fee at $575.00. This is an increase in fee of +$175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87217880	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,735.38	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	$62,439.17	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated 09/07/2023 the subject mortgage was originated on xx in the amount of $ xx in the favor of xx, which was recorded on xx under Instr# xx. The chain of assignment is not found. No active judgments or liens have been found against the borrower or subject property. The combined taxes of 2022 have been paid in the total amount of $ 7,735.38 on 12/21/2022.	According to the payment history as of 8/31/2023, the borrower is performing with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,905.18 which was applied for due date of 8/1/2023. The current P&I is $2,138.64 and current PITI is $2,905.18 with an interest rate of 3.375%.The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 8/31/2023, the borrower is performing with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,905.18 which was applied for due date of 8/1/2023. The current P&I is $2,138.64 and current PITI is $2,905.18 with an interest rate of 3.375%.The current UPB reflected as per the payment history is $xx.
The loan is in Performing. No modification and forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The Covid-19 attestation document is available in "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows subject is NOO as BWR did not occupy subject. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $289,518.51. Calculated Finance charge is $289,680.26. for an under disclosed amount of $161.75. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on xx and the SOL is 3 years.

TILA foreclosure rescission finance charge test disclose on final CD as $289,518.51. Calculated Finance charge is $289,680.26. for an under disclosed amount of $161.75.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on xx and the SOL is 3 years."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows issue - Repurchased loan due to Occupancy: This was a self-report due to incorrect occupancy. Loan closed as a primary residence when the borrowers did not actually occupy the residence and were planning to purchase another property. Borrowers were upfront about their circumstance however, the LO thought since the property was in Texas and the borrowers did not own any other properties that the loan was supposed to close as our borrower's primary residence. Based on FIMC investigation, we do not believe the LO or borrower intentionally misrepresented the occupancy and this error was caused by a lack of understanding Texas homestead laws. This resulted in this loan being an investment property cash out refinance. Further details not provided."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50006562	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,400.54	08/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/08/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
There is one junior mortgage active against the subject property in favor of “xx”, which was originated on xx and recorded on xx in the amount of $11,924.00.
There is one prior state tax lien in favor of “xx”, which was recorded on xx in the amount of $2,107.42. However, the SSN mentioned on the supporting document does not match the subject borrower.
There is UCC finance statement against the borrower in favor of “xx”, which was recorded on xx. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2022/2023 have been paid in the total amount of $1,400.54.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/5/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,825.59 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $2,042.45 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/5/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is $xx.
As per the final 1003, the borrower, "xx", has been working at "xx" as a xx for 3.6 years. The co-borrower, "xx" has previously worked at "xx" as an xx for the period 11/02/2019 to 06/19/2020. Currently, he has been working at "xx" as an xx for 1.9 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.23%. Tape shows income used for qualifying is not supported by the documentation in the file. DTI is 59.44%. Further details not provided. Lender defect. Subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26765272	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,825.13	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023, shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx” The chain of assignments is incomplete; the current assignee is “xx” instead of “xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for the year of 2022 have been paid in the total amount of $2,825.13 on 02/28/2023 & 06/15/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,202.24 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,758.51 with an interest rate of 3.000% current UPB is xx. The current UPB is reflected on tape for the amount of xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,202.24 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,758.51 with an interest rate of 3.000% current UPB is xx. The current UPB is reflected on tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs
As per seller tape data, the subject property is owner-occupied.
As per final 1003, the borrower was previously working at xx on 02/10/2016. Later, the borrower started working at xx for the period 05/20/2019 to 02/28/2021. Currently, the borrower joined xx on xx as an xx for 2.1 years.
The loan was originated on xx, and the covid-19 attestation is located at “xx and “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock Transmittal (1008)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx. The tape income from BWR's second job was declining, and BWR did not work between June and August. The revised DTI is xx Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 3) "1008 document is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2338	Not Applicable
15279228	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,051.11	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/18/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $2,051.11 on 11/01/2023 and 05/01/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,831.27 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,462.33 with an interest rate of 6.250%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,831.27 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,462.33 with an interest rate of 6.250%. The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at “xx” as a xx for 05 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject property is a PUD, but no rider was documented at closing on xx. The mortgage document available in the loan package contains a PUD rider, but it was signed on xx. LPA reflects property type was incorrectly submitted as SFR. The loan was funded on xx with an expired credit report dated xx"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income was $xx and total expenses were $xx. The loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70744049	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$8,863.03	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	The review of the updated title report dated 09/14/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx.” The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” No active judgments or liens were found. The 1st installment of county taxes for 2023 was paid in the total amount of $4,431.52 on 08/15/2023. The 2nd installment of county taxes for 2023 is due in the total amount of $4,431.51 on 02/20/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,724.19 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,020.56 with an interest rate of 3.25%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,724.19 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,020.56 with an interest rate of 3.25%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the final application, the borrower,xx, has been working at xx as a xx, for 4.1 years.
The reason for default is not available.
No modification, forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on xx and the Covid-19 attestation is located at “xx.”

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable			XX	3: Curable		* Compliance Testing (Lvl 3) "The subject loan is NOO. The tape shows the initial CD signed on xx does not satisfy the 3-day waiting period before the consummation date of xx. The earliest date the consummation should have occurred is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2318	Not Applicable
59601182	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4.19	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	$34,853.99	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”
No active judgments or liens were found.
The annual installment of combined taxes for 2022 was paid in the amount of $4.19 on 01/09/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,476.37 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $3,476.37 with an interest rate of 6.500%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/30/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,476.37 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $3,476.37 with an interest rate of 6.500%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been working at “xx” as an “xx” for 9.8 years.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan failed to meet the seasoning period requirement by one week. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwriters by DU ( xx) and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31822526	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,179.74	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/15/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx. which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The combined taxes for 2022 were paid on 12/31/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/6/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,771.17 (PITI) and was applied to the due date of 9/1/2023. The monthly P&I is $1085.39, and the interest rate is 3.00%. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at "xx" as a xx for 7.2 years.
Covid-19 attestation document is available at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject is FHA rate/term refinance and getting refinanced within 12 months from FHA case no. assignment for the subject loan. Also, the appraisal should have used a purchase price of $xx for LTV calculation, and the subject loan is overfunded by $xx."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA guaranty certificate is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94769497	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,003.14	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of assignments has not been provided. However, the current assignment is with the original lender, “xx”. However, it should be a xx.
No active judgments or liens were found.
The first installment of county taxes for the year 2022 has been paid in the amount of $501.57 on 02/14/2023.
The second installment of county taxes for the year 2022 has been paid in the amount of $501.57 on 06/01/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/01/2023, the borrower is current on the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,083.50 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $955.66 with an interest rate of 3.625%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/01/2023, the borrower is current on the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,083.50 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $955.66 with an interest rate of 3.625%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
As per the final 1003, the borrower has been working at xx as a xx for 13.5 years, joining on xx.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx and the COVID-19 attestation is located at “xx"

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows BWR was on Covid furlough and lender did not use declining income. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income is $xx and total expenses are in the amount of $xx. The loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2320	Not Applicable
37589938	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$56.38	07/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/14/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $56.19 on 02/13/2023 and 06/01/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/31/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on xx in the amount of $3,598.87 (PITI) and was applied to the due date of 07/01/2023. The monthly P&I is in the amount of $2,532.29 with an interest rate of 4.125%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 07/31/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on xx in the amount of $3,598.87 (PITI) and was applied to the due date of 07/01/2023. The monthly P&I is in the amount of $2,535.29 with an interest rate of 4.125%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 11/18/2022, the reason for default is curtailment of income.
No information has been found regarding the forbearance plan.
As per seller’s tape data, the property was damaged, and the appraiser did not note any safety issues with having a "roof deck" with no railings. The roof deck was found to be located close to the ground, which is not clear by looking at the appraisal. No more information about damage was found and unable to determine the cost of repair.
As per seller’s tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003, the borrower was previously working at “xx” for the period 06/24/2013 to 07/22/2020. Later, the borrower started working at “xx” for the period 01/18/2021 to 03/05/2020. Currently, the borrower joined “xx” on xx as an “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the loan is unsalable due to a non-adjacent parcel that is not separated by a roadway. The review of the photos and plot map in the appraisal report confirms that there is a roadway going across the subject and the adjacent lot. Also, the appraiser noted a roof deck with no railings; however, he did not note any safety issues with it, and it appeared to be located close to the ground due to tall grasses around it and the construction of the property at an inclined angle. Further details not provided. A xx search shows an estimated value of $xx. Current UPB $xx. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per appraisal report, the subject is as-is. The subject photos shows that tile missing on tile surround in full bath. The estimated cost of cure is not provided in appraisal. 1004D is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed FHA QM safe harbor threshold test due to APR calculated xx% exceeds APR threshold of xx% under variance by -xx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced mortgage loan test due to APR calculated xx% exceeds APR threshold of xx% over by +xx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1962	Not Applicable
81333524	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,711.42	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "xx"
The chain of assignments is complete. Currently, assignment is with the original lender, “xx”
There is a prior UCC lien against the subject borrower, which was recorded on xx in favor of 'xx '. The supporting document does not show the lien amount.
No active judgments or liens were found. The county taxes for 2023 have been due in the amount of $4,711.42. No prior year’s delinquent taxes have been found.
According to the payment history as of 9/1/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023, and the next due date for the payment is 10/1/2023. The P&I is $1,694.20, the interest rate is 2.75%, and the PITI is $2,140.47. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/1/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023, and the next due date for the payment is 10/1/2023. The UPB is $xx. As per final 1003, the borrower has been working at ‘xx’ as a xx for 53 months.
CCs do not show damage. No details have been found regarding bankruptcy and foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR did not have sufficient entitlement and lender miscalculated mortgage amount as they had entitlement tied up in another property."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10786375	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,764.67	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	According to the updated title report dated 9/18/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx.
There is a prior UCC lien against the borrower in favor of xx recorded on xx.
There is a UCC lien against the borrower in favor of xx recorded on xx.
The first and second installments of county taxes for 2023 are due in the amount of $2,764.67.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 8/30/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,117.41 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $820.56 and the interest rate is 2.750%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,117.41 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx” as a xx for 72 months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "Missing intent to proceed in the loan package."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan does not meet the seasoning period requirement for the prior foreclosure history of xx. The subject loan would have met the seasoning period until 2022; however, the subject loan closed in 2021."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
19012475	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,494.49	08/23/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.950%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/18/2023 shows that the subject mortgage originated on xx with the lender xx in the amount of $xx, which was recorded on xx.

The chain of assignments has been completed. The latest assignment is with xx.

1st and 2nd county taxes for 2023 have been due in the amount of $1,494.49.

No active liens and judgments have been found against the borrower and the property.

No prior year’s delinquent taxes have been found.	As per a review of the latest payment history, as of 9/6/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $638.66 with interest rate of 2.950% and P&I $418.91 for the due date of 9/1/2023. The next due date is 10/1/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The loan is performing.
As per a review of the latest payment history, as of 9/6/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $638.66 with interest rate of 2.950% and P&I $418.91 for the due date of 9/1/2023. The next due date is 10/1/2023. The current UPB reflected is in the amount of $xx.
As per the final 1003, the borrower has been working at xx as an xx for 2 years.
No damages have been found.
Borrower received Covid-19 impact letter located at (xx) that stated no loss of income due to pandemic.
The loan was originated on xx, Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "The subject loan was approved at xx%. The tape shows BWR is SE and received a COVID impact letter that stated no loss of income due to the pandemic. However, BWR's income is related to xx, which renders it ineligible. BWR has been xx since inception."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59599163	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,380.22	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.499%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	As per review of latest updated title report dated 09/19/2023 the subject mortgage was originated on xx in the amount of $xx in the favor of xx which was recorded on xx under Instr# xx. The chain of assignment is not found. No active judgments or liens have been found against the borrower or subject property. The 1st and 2nd county taxes of 2023 have been due on 10/31/2023 and 04/30/2024 in the total amount of $2,380.22.	According to the payment history as of 9/1/2023, the borrower is performing with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,178.52 which was applied for due date of 9/1/2023. The current P&I is $818.06 and current PITI is $1,178.52 with an interest rate of 3.499%.The current UPB reflected as per the payment history is $xx.	Collections Comments:According to the payment history as of 9/1/2023, the borrower is performing with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,178.52 which was applied for due date of 9/1/2023. The current P&I is $818.06 and current PITI is $1,178.52 with an interest rate of 3.499%.The current UPB reflected as per the payment history is $xx.
The loan is performing. No modification and forbearance details are available in recent collection comments.
There is no foreclosure activity.
No details related to the bankruptcy have been found.
As per Pacer, the borrower has not been filed bankruptcy.
As per the final 1003, the borrower has been working at "xx" as an xx for 240 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Hazard Insurance Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows SE income miscalculation. Lender qualified BWR using averaged income from the prior year tax return; however, the YTD P&L reflects a loss of $xx which was not taken into account in qualifying. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Proof of hazard insurance missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99550295	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,036.93	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/18/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”
The chain of assignments has not been provided. However, the current assignment is with the original lender, “xx”
No active liens and judgments have been found against the borrower and property.
The first and second installments of county taxes for 2023 are due in the amount of $1,036.93.
No prior year delinquent taxes have been found.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $877.69 and PITI is $999.95. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The last payment was received onxx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per 1003, the borrower has been receiving xx and xx.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows BWR's income was overstated, and the revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xxnd its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36810429	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,547.85	06/21/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/15/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 7/31/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on xx in the amount of $1,631.16 which was applied for the due date of 7/1/2023. The current P&I is $1,301.44 and PITI is $1,631.16. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 7/31/2023, the borrower is current with the loan and next due date is 8/1/2023. The UPB is $xx.
As per final application, the borrower has been working at xx as a xx for 4 years and 2 months.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable as it failed the FHA’s 90-day flipping rule. The review of the appraisal report shows the date of prior sales or transfers is xx, and the price of the prior sale or transfer was $xx. The current sale price is $xx. xx search shows an estimated value of $xx. Current UPB $xx.
Also, case number opted for a new construction, which is incorrect.""
* MI, FHA or MIC missing and required (Lvl 3)     "FHA guaranty certificate is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP ( xx) and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8104298	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,595.22	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	$99,639.05	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/15/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx. which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The county taxes for the year 2023 are due on 10/31/2023 in the amount of $797.61.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/18/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,789.08 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $1,551.76, and the interest rate is 3.375%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/18/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at "xx" as a xx for 3.1 years.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. The tape shows that the lender miscalculated rental income pushing the DTI to xx%. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49063971	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,165.68	09/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/16/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender,xx.
There is one UCC judgment against the borrower in favor of “xx”, which was recorded on xx. The amount of the judgment is not mentioned on the supporting document.
The first and second installments of county taxes for 2023 are due in the total amount of $2,165.68.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/11/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $771.62 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $534.90 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/11/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is $xx.
Covid-19 attestation is available in the loan file, which is located at “xx”.
As per the final 1003, the borrower has been working at "xx" as an xx for 27.5 years.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is a NOO and was approved at xx%. The tape shows that the lender excluded mortgage debt without proving BWR was not responsible. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25615220	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,178.54	08/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	$11,787.96	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx.”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active liens and judgments have been found.
The first and second installments county taxes for 2023 are due on 10/31/2023 and 4/30/2024 respectively in the amount of $2,178.54.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/10/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $943.76 (PITI) which includes a P&I of $719.46, which was applied to the due date of 8/1/2023. The current rate of interest is 3.875% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/10/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated 1/23/2023, the borrower stated that there is some damage on the roof of the property. The borrower needed to file a claim with the insurance company. Unable to confirm the current property condition and status of damages.
As per the application, the borrower had worked at xx as a xx from 11/1/2019 to 1/4/2021. Currently, the borrower has been working at xx as a xx for xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows lender qualified BWR as FT but was unable to verify BWR worked 40 hours per week and the revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income is $xx and total expenses are in the amount of xx and the loan was underwriting by DU ( xx) and its recommendation is “Approve / Ineligible” with a DTI of xx%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx Over by +$xx.
The below fees were included in the test:

Document Preparation Fee paid by Borrower: $97.00
Points - Loan Discount Fee paid by Borrower: $4,360.50
Processing Fee paid by Borrower: $600.00
Underwriting Fee paid by Borrower:$785.00"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45627513	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,245.72	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/16/2023, the subject mortgage was originated on xx with the lender MERS as the nominee for xx., in the amount of $xx, which was recorded on xx.
The chain of assignments has not been provided. The current assignment is with MERS as the nominee for xx.
There are three prior credit card judgments against the borrower in favor of different plaintiffs in the total amount of $17,453.58 recorded on different dates.
The annual combined taxes for 2023 have been due in the amount of $1,245.72.	As per the latest payment history as of 8/4/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $2,273.95 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 8/30/2023, the loan is performing. The next due date is 9/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
As per the final 1003, the borrower has been working at “xx” as a xx for 6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) ")Tape and file show BWR has EAD C14 residency status that was not eligible for FNMA. BWR has 803 FICO, 6 years on the job as a xx, xx% DTI."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58505101	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,420.22	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.499%	360	360	xx	xx	$76,171.42	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/16/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx.
There is a junior mortgage against the subject property in favor of “xx” in the amount of $xx which was originated on xx and recorded on xx.
The 1st installment of county taxes for 2023 was due in the total amount of $1,210.11 on 10/31/2023.
The 2nd installment of county taxes for 2023 was due in the total amount of $1,210.11 on 04/30/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/05/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,845.10 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,447.54 with an interest rate of 3.499%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the payment history as of 09/05/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,845.10 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,447.54 with an interest rate of 3.499%. The current UPB is reflected in tape for the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No evidence has been found regarding litigation and contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
The loan was originated on xx, and the covid-19 attestation is located at “xx”.
As per final application, the borrower has been working at “xx” as a xx for 5.10 Years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows lender did not use all of the BWR SE business and the revised DTI is xx%. Tape also shows BWR may further have losses in excess of income. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93672829	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$501.00	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	According to the updated title report dated 9/16/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignments has been completed. Currently, the assignment is with lender xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due in the amount of $501.00.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,023.54 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $833.51 and the interest rate is 3.990%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,023.54 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx” as a xx for 49 months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	XX	2: Acceptable with Warnings	* Intent to Proceed Missing (Lvl 2) "Intent to proceed is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per the appraisal report, the subject property is a manufactured home. However, the affidavit of affixation is located at “xx” and the manufactured home rider is located at “xx," which shows the subject property is a manufactured home with serial #xx and xx. The Alta-7 endorsement is not attached to the final title policy. VIN# xx and xx are mentioned on the legal of the recorded mortgage."
																																																																																																								* Property Marketability Issues (Lvl 2) "Tape shows the subject is a MH built in xx and installed in xx. The MLS search for the subject property states the subject property was built in xx; however, the tax records state xx. The HUD compliance certificate, which would confirm the manufacture date, is missing. As per the review of the affidavit of affixation, the subject property was affixed on xx. The appraisal report is "as is", and the subject is valued at $xx. xx search shows the subject valued at $xx. Current UPB is $xx. Elevated for client review."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7794838	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,770.29	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx"
The chain of assignments is complete. The current assignment is with the original lender, “xx”. The county taxes for 2023 (1st installment) are paid off in the amount of $2,385.14. The county taxes for 2023 (2nd installment) are due in the amount of $2,385.15.
No active liens or judgments have been found against the borrower or subject property.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/5/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023. The next due date for the payment is 10/1/2023. The P&I is $1,791.82, the interest rate is 4.490%, and the PITI is $2,422.96. The UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/5/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023. The UPB is $xx. As per final 1003, the borrower has been working at ‘xx’ as a xx for 90 months. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-closure bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the homebuyer education certificate signed at closing was incorrect, and now the BWR is not cooperating in getting the correct one signed. Further details not provided."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7605114	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,179.92	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”.
The chain of assignments has not been provided. However, the mortgage is with the original lender “MERS as nominee for xx”.
No active liens and judgments have been found.
The first and second installments county taxes for 2023 are due on 10/31/2023 and 4/30/2024 in the amount of $3,179.92.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/6/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,426.34 (PITI) which includes a P&I of $1,129.51, which was applied to the due date of 9/1/2023. The current rate of interest is 3.875% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/6/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been receiving income from xx and xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable		Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is NOO and was approved at xx%. The tape shows the lender excluded primary housing expenses from DTI without a 12-month bank statement proving debt does not belong to the BWR. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income was $xx and total expenses are in the amount of $xx and the loan was underwriters by DU (xx) and its recommendation is “Approve/Eligible ” with a DTI of xx%."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40560727	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$476.70	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	The review of the updated title report dated 09/16/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee for xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $476.70 on 10/31/2023 and 04/30/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $669.28 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $540.59 with an interest rate of 4.875%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $669.28 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $540.59 with an interest rate of 4.875%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller"s tape data, the subject property is owner occupied.
As per final 1003, the borrower was previously working at “xx” for the period 03/01/2017 to 05/01/2018. Later, the borrower started working at “xx” for the period 05/21/2018 to 10/02/2018. Currently, the borrower joined “xx” as a “xx” for 08 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "The subject property is a single-wide manufactured home that is not located in PUD and is not eligible for delivery to xx or xx. The affidavit of affixation document reflects that the home is permanently attached to the land. Further details not provided. The original appraised value is $xx. A xx search shows an estimated value of $xx. Current UPB $xx."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per appraisal report located at “xx the subject property is a manufactured home. The affidavit of affixation document available in loan files located at "xx" reflects that the home is affixed permanently to the land serial number#xx. The ALTA 7 endorsement is attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2398	Not Applicable
48060974	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,362.50	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
There are 2 credit card judgments found against the subject borrower in the favor of “multiple plentiffs” in the amount of $xx which were recorded on xx.
There is a civil judgment found against the subject borrower in the favor of “xx” in the amount of $xx which was recorded on xx.
The 1st and 2nd installments of county taxes for 2023 are due in the amount of $2,362.50 on 04/30/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/15/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,288.09 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $1,003.02 with an interest rate of 3.875%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/15/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,288.09 (PITI) which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $1,003.02 with an interest rate of 3.875%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower was previously working at “xx” for the period 10/29/2018 to 10/16/2019. Later, the borrower started working at “xx” for the period 03/20/2020 to 08/31/2020. Later, the borrower started working at “xx” for the period 09/07/2020 to 12/19/2020. Later, the borrower started working at “xx” for the period 05/09/2021 to 06/05/2021. Currently, the borrower has been working at “xx.” as a “xx” for xx.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed with PIW and signed PIW disclosure is missing from the loan documents. A xx search shows an estimated value of $xx. Current UPB $xx. Elevated for client review."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan package."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan approved at xx%. The tape shows the BWR was unemployed at the time of closing. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
14823136	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,334.30	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, "xx”
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 are due in the amount of $4,334.30 on 10/31/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/11/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,540.90 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $2,936.10 with an interest rate of 4%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/11/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,540.90 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $2,936.10 with an interest rate of 4%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been the xx of xx for 8.3 years.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows income was incorrectly calculated as the lender used only a 1-year tax return instead of the required 2-years. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (Locator#xx) and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73371942	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$385.96	08/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/18/2023, the subject mortgage was originated on xx with the lender MERS as the nominee for xx in the amount of $xx, which was recorded on xx.
The chain of assignments has been completed. The current assignment is with MERS as the nominee for xx.
No active liens or judgments were found.
The annual combined taxes for 2023 have been due in the amount of $385.96.	As per the latest payment history as of 8/9/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $879.74 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is $xx.	Collections Comments:As per the servicing comments as of 9/11/2023, the loan is performing. The next due date is 9/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
At the time of loan origination, the borrower previously worked at “xx” as an xx from 7/22/2015 to 4/26/2021. Then, the borrower had worked at “xx” as a xx from 10/2/2021 to 6/28/2021. Currently, the borrower has been working at “xx” as an xx for xx.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows Cap One debt miscalculation as debt to be paid at closing was not paid in full. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwriting by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx%"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37896849	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,588.62	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.249%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx.”
No active judgments or liens found.
The 1st installment of county taxes for 2023 was paid in the total amount of $3,794.31 on 08/15/2023.
The 2nd installment of county taxes for 2023 was due in the total amount of $3,794.31 on 02/20/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 11/01/2023. The last payment was received on xx in the amount of $2,563.77 (PITI) and was applied to the due date of 10/01/2023. The monthly P&I is in the amount of $2,297.60 with an interest rate of 3.249%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 11/01/2023. The last payment was received on xx in the amount of $2,563.77 (PITI) and was applied to the due date of 10/01/2023. The monthly P&I is in the amount of $2,297.60 with an interest rate of 3.249%. The current UPB is reflected in tape for the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is secondary home.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower” xx” has been the xx of xx for 9.4 years.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%.
Tape shows lender miscalculated HOA dues and revised DTI is xx%.
Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Loan does not conform to program guidelines (Lvl 3)     "BWR receives dividend income from SE business that is related to the sale of xx. Income included in DTI."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is “accept” with a DTI of xx%."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66574684	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,200.11	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/18/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx which was originated on xx and recorded on xx with the instrument | Book/Page#xx.
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2023 were paid in the total amount of $1,200.12 on 10/02/2023 and 04/30/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,021.50 (PITI) and was applied to the due date of 09/01/2023. The monthly P & I is in the amount of $831.56 with an interest rate of 5.375%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/01/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,021.50 (PITI) and was applied to the due date of 09/01/2023. The monthly P & I is in the amount of $831.56 with an interest rate of 5.375%. The current UPB is reflected in tape for the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx” as an “xx” for 5.7 years.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows the lender grossed up non-taxable income incorrectly and excluded mortgage debt on REO property awarded to the ex-spouse. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55550707	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,837.00	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx which was recorded on xx with the instrument | Book/Page# xx.
There are three UCC liens found against the subject property in the total amount of $xx filed by different plaintiffs & recorded on different dates prior to the subject mortgage.
There are two UCC liens found against the subject property in the total amount of $xx filed by different plaintiffs & recorded on 06/30/2021 & 08/11/2021.
The 1st installment of county taxes for 2023 is due in the total amount of $1,418.50 on 08/15/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of $1,418.50 on 02/20/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/05/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,331.37 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,908.84 with an interest rate of 3.125%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/05/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,331.37 (PITI) and was applied to the due date of 09/01/2023. The monthly P&I is in the amount of $1,908.84 with an interest rate of 3.125%. The current UPB is reflected on tape in the amount of $xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been  the xx of xx as for 40 years.
The loan was originated on xx. However, Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet the seasoning period requirement for prior foreclosure history reflecting on 2019 tax returns. Further details not provided." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (Lvl 3) "Intent to proceed is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $xx. However, CD dated xx reflects Points - Loan Discount Fee at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2050	Not Applicable
85697686	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$350.92	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2023 are due in the amount of $348.61 on 04/30/2024.
The 1st installment of county taxes for 2023 was paid in the amount of $2.31 on 08/28/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/05/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $849.64 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $787.81 with an interest rate of 5.500%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/05/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $849.64 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $787.81 with an interest rate of 5.500%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower had previously worked at “xx” for 4.2 years. Currently, the borrower has been the owner of “xx” for 2.3 years.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Property Marketability Issues (Lvl 3) "The subject is NOO. The tape shows the current budgeted reserves of $xx are less than 10% of the current budgeted annual assessment of the project, i.e., $xx, which violates xx pertaining to project budget requirements. A xx search shows an estimated value of $xx. Current UPB $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29940951	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,553.00	09/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	$58,736.18	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx.”
No active judgments or liens found.
The 1st installment of county taxes for 2023 was paid in the total amount of $1,276.50 on 08/15/2023.
The 2nd installment of county taxes for 2023 was due in the total amount of $1,276.50 on 02/20/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/07/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,932.56 (PITI) and was applied to the due date of 10/01/2023. The monthly P&I is in the amount of $1,932.56 with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:Collection comments are missing from the loan file. According to the payment history as of 09/07/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,932.56 (PITI) and was applied to the due date of 10/01/2023. The monthly P&I is in the amount of $1,932.56 with an interest rate of 5.000%. The current UPB is reflected in tape for the amount of $xx.
No information has been found regarding the forbearance plan, as complete comments are missing.
No information has been found related to damage as complete comments are missing.
As per the seller's tape data, the subject property is owner-occupied.
As per final application, the borrower has been working at “xx” as an “xx” for 12 Years 2 Months.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "The tape shows that during the post-close review, the investor required a copy of his 2021 tax returns; however, the BWR had not filed his tax returns, and a tax transcript copy is also not available. Further details not provided. BWR 0X30 since inception 5/xx/22."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator# xx) and its recommendation is Approve/Eligible with a DTI of xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49617231	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,456.00	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/20/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of $xx in favor of MERS as nominee for xx.
The chain of assignments has not been provided. The subject mortgage is currently assigned to "xx". instead of “xx”.
There is one state tax lien open against the borrower in the amount of $xx which was recorded on xx in favor of State of xx.
The first installment of county taxes for 2023 is paid in the amount of $3,728.00 on 5/15/2023.
The second installment of county taxes for 2023 is due in the total amount of $3,728.00 on 10/16/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 9/11/2023, the loan is performing. The last payment was received in the amount of $2,500.30 on xx which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 3.625%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 9/11/2023, the loan is performing. The last payment was received in the amount of $2,500.30 on xx. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per final 1003, the borrower was previously working at xx for the period 4/11/2013 to 6/22/2021. Currently, the borrower joined xx on xx as a xx.
The subject mortgage was originated on xx. Tape shows the BWR was not employed at closing. Further details not provided.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "The final CD dated xx reflects an escrow holdback for the property seller in the amount of $xx. However, proof for the release of the escrow holdback is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows the borrower not employed at closing. Borrower defect. Further details not provided. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Tax Service Fee. However, CD dated xx reflects Tax Service Fee at $70.00.
Loan estimate dated xx reflects Appraisal Fee at $475.00. However, CD dated xx reflects Appraisal Fee at $675.00.
This is an increase in fees of $270.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																																								Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56173500	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,219.89	09/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	$166,543.92	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx.
There is an active prior mortgage against the subject property in favor of xx which was recorded on xx for the amount of $xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2022 were paid in the amount of $5,219.89.
The water/sewer taxes are paid.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 9/6/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $808.44 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $808.44 and the interest rate is 2.99%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $808.44 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 7/27/2023, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the xx of “xx" for 192 months.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows BWR SE income was not documented. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Appraisal Fee $517.00. However, CD dated xx reflects Appraisal Fee at $600.00. This is an increase in fee of +$83.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan originated on xx and the 3-year SOL is active."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home Equity Consumer Disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home Equity Loan Copies of Documents is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organization is missing from the loan documents. An unexecuted copy is available in the loan file (xx)."
																																																																																																							* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (Locator#xx) and its recommendation is “Accept/Eligible” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5096710	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,675.74	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	$571,595.19	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/18/2023, the subject mortgage was originated on xx in the amount of $xx with MERS as nominee for xx, and it was recorded on xx.
The chain of assignments is incomplete. The loan is currently assigned with MERS as nominee for xx. It should be with xx.
No active judgments or liens found.
First installment combined taxes of 2022 has been paid off in the amount of $7,675.74 on 5/9/2023.
Second installment combined taxes of 2022 is due on 10/31/2023 in the amount of $7,675.75.
As per updated title report, no prior year taxes are delinquent.
According to the latest payment history as of 9/8/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $5,903.28 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $5,903.28 and the interest rate is 4.250%.	Collections Comments:The loan is performing.
According to the latest payment history as of 9/8/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $5,903.28 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $5,903.28 and the interest rate is 4.250%.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final application, the borrower has been self-employed (owner) of xx for 15 years.
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was manually underwritten."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx. Initial CD dated xxreflects lender credit at $xx. However, Revised CD dated reflects Lender Credit at $0.00. This is decrease of $2,333.20 for fee which has 0% tolerance test. The subject loan is a refinance, originated on xx and the SOL is 3 year."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows desk review reconciliation and BPO inspection were performed for the subject property since the CDA report did not support the original appraised value. The original appraised value came in at $xx. However, the CDA and BPO report values provided by different appraisers show property values of $xx and $xx, respectively, and the final reconciled value of $xx by xx. A xx search shows an estimated value of $xx. Current UPB $xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3193885	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$3,704.82	$3,707.62	07/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.920%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Streamline Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	xx	$749.97	Unavailable	Unavailable	As per the review of the updated title report dated 09/20/2023, the subject mortgage originated on xx, and was recorded on xx in the amount of $xx in favor of “xx.”
The chain of assignments is incomplete; the current assignee is “xx” instead of "xx”
There is an active junior mortgage against the subject property in favor of “xx" in the amount of $xx which originated on xx and recorded on xx with the instrument Book/Page# xx.
No active judgments or liens were found.
The 1st and 2nd installments of combined taxes for 2022 are delinquent in the total amount of $3,704.82 which were due on 09/20/2023 and 09/20/2023 and good through date 09/30/2023 and 09/30/2023.
The annual water sewer charges for the year 2023 have been delinquent in the amount of $86.51 which were due on 09/25/2023.
According to the payment history as of 08/31/2023, the borrower is performing with the loan, and the next due date is 07/02/2023. The last payment was received on xx, in the amount of $1,133.82, which was applied for the due date of 06/02/2023. The current monthly P&I is $749.97 with an interest rate of 4.176%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/31/2023, the borrower is performing with the loan, and the next due date is 07/02/2023. The last payment was received on xx, in the amount of $1,133.82, which was applied for the due date of 06/02/2023. The current monthly P&I is $749.97 with an interest rate of 4.176%. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated 01/04/2023, the reason for default is curtailment in income due to covid-19.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
According to servicing comments dated 03/23/2023, the subject property was damaged such as Home/ car. No details are available regarding the estimated repair cost.  However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
As per the servicing comment dated 09/08/2023, the property is occupied by unknown.
As per the servicing comment dated 01/04/2023, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is curtailment in income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan is fixed rate mortgage with original P&I of $1,582.59 and rate of 11.92000% and a maturity date xx. The P&I per PH is $749.97 and rate is 4.176%. However, there is a reduction is P&I and rate respect to note data. The modification report located at “xx” also shows the loan was modified on xx with deferred balance of $xx. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	XX	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at “xx” shows that the original note has been misplaced, destroyed or lost. However, a duplicate copy of the note is available in the loan file located at “xx”."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan documents."
																																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal (1008) is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
69817897	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,114.44	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/16/2023, the subject mortgage was originated on xx in the amount of $xx with MERS as nominee for xx, and it was recorded on xx.
The chain of assignments is incomplete. The loan is currently assigned with MERS as nominee for xx. It should be with xx.
No active judgments or liens found.
First installment of combined taxes for 2022 is due on 9/30/2023 in the amount of $9,557.26.
Second installment of combined taxes for 2022 is due on 12/31/2023 in the amount of $9,557.18
There are water charges (account # xx) have been due on 10/6/2023 in the amount of $254.37.
As per updated title report, no prior year taxes are delinquent.
According to the payment history as of 9/8/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $12,285.21 (PITI), which includes the P&I of $9,710.46, which was applied to the due date of 9/1/2023. The current rate of interest is 6.500% and the current UPB is $xx.	Collections Comments:The loan is performing.
According to the payment history as of 9/8/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $12,285.21 (PITI), which includes the P&I of $9,710.46, which was applied to the due date of 9/1/2023. The current rate of interest is 6.500% and the current UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final application, the borrower has been working at xx as a xx for 15 years.
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at xx%. The tape shows the lender failed to obtain a verbal VOE 10 business days prior to the note date. BWR has been a consultant at Deloitte for 15 years, 0X30 since inception on xx and $xx equity in subject."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Toolkit is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53697639	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,053.61	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/03/2023 shows that the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of “Mers as nominee for xx.” The chain of assignments has not been provided. However, the current assignment is with the original lender, “xx.” No active judgments or liens were found. The annual county taxes for the year 2022 have been paid in the amount of $2,017.17 on 12/22/2022. The annual school taxes for the year 2022 have been paid in the amount of $2,036.44 on 12/16/2022. No prior year’s delinquent taxes have been found.	According to payment history as of 09/22/2023, the borrower is current with the loan, and the next due date for payment is 10/01/2023. The last payment was received on xx in the amount of $1,695.06 (PITI), which was applied for the due date of 09/01/2023. The current P&I is in the amount of $941.17 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
According to payment history as of 09/22/2023, the borrower is current with the loan, and the next due date for payment is 10/01/2023. The last payment was received on xx in the amount of $1,695.06 (PITI), which was applied for the due date of 09/01/2023. The current P&I is in the amount of $941.17 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
As per the final 1003, the borrower joined xx on xx and has been working at as an xx for 9 years.
No information has been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at xx. Tape shows the loan was repurchased due to a repeated pattern of misrepresentation identified with the LO. The LO used the DU Validation Service to validate the loan. Per DU, the lender used income of $xx and assets of $xx to qualify. BWR has been 0X30 since inception xx, 802 FICO." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test due to,
Initial loan estimate dated xx reflects Points - Loan Discount Fee at $237.00 . However, final CD dated xx reflects Points - Loan Discount Fee at $393.00. This is an increase in fee of +$156.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																																								Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2379	Not Applicable
54183240	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,614.00	09/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.490%	360	360	xx	xx	$45,925.33	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/03/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
2nd half county taxes for 2022 are due on 10/16/2023 in the amount of $2,614.00.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/15/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on xx in the amount of $2,031.33 which was applied for the due date of 9/1/2023. The current P&I is $1,365.42 and PITI is $2,031.33. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 9/15/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is $xx.
As per final application, the borrower has been working at xx as a xx for 8.7 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test. The revised closing disclosure dated xx delivery date is less than three business days before the consummation date xx."
* Loan does not conform to program guidelines (Lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19326512	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,167.92	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	$34,192.59	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/27/2023, the subject mortgage was originated on xx in the amount of $xx with MERS as nominee for xx, and it was recorded on xx.
The chain of assignments is incomplete. The loan is currently assigned with MERS as nominee for xx. It should be with xx.
There is UCC financing statement open against the borrower in favor of xx, which was recorded on xx. However, the amount of lien is not mentioned in the supporting document
Annual county taxes for 2022 has been paid off in the amount of $1,167.92 on 11/22/2022.
As per updated title report, no prior year taxes are delinquent.
The payment history is missing from the loan file. However, as per the seller’s tape dated 8/31/2023, the next payment date is 9/1/2023 with an interest rate of 2.250 and an unpaid principal balance of $xx.	Collections Comments:The loan is collection.
The payment history is missing from the loan file. However, as per the seller’s tape dated 8/31/2023, the next payment date is 9/1/2023 with an interest rate of 2.250 and an unpaid principal balance of $xx.No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 10 Years.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.29% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 44.30%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4145470	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$54.00	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/02/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. However, it should be with “xx”.
No active judgments or liens found.
The annual county tax for 2023 is due in the amount of $54.00 on 01/16/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $923.26 which was applied for the due date of 09/01/2023. The current monthly P & I is $746.53 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 08/31/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $923.26 which was applied for the due date of 09/01/2023. The current monthly P & I is $746.53 with an interest rate of 2.250%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
The loan was originated on  xx. However, Covid-19 attestation is missing from the loan file.
The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA IRRRL streamline refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8433061	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,207.67	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/21/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "xx"
The chain of assignments is complete. Currently, assignment is with the original lender, "xx"
No active judgments or liens were found.
The county taxes for 2022 are paid off in the amount of $15,207.67.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023. The next due date for the payment is 10/1/2023. The P&I is $2,500.31, the interest rate is 3.625%, and the PITI is $4,526.73. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023. The UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs. As per 1003, the borrower has been working at ‘xx’ as a xx for 40 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 46.49%. Tape shows the loan was repurchased due to a repeated pattern of misrepresentation identified with the LO. The LO used the DU Validation Service to validate the loan. Per DU, the lender used $xx income and $xx assets to qualify. BWR has 4 years on job in sales, $xxequity in subject and 0X30 last 18 months."
* MI, FHA or MIC missing and required (Lvl 3)     "Valid mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit in initial closing disclosure dated xx. Initial LE dated xx reflects lender credit at $2,154.00. However, final CD dated xx reflects lender credit at $xx. This is decrease of $959.89 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.496% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 46.50%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16075828	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,734.25	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/29/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of MERS as nominee for xx.
The chain of assignments is not provided. The current assignment is with the lender MERS as a nominee for xx.
There is a civil judgment against the borrower in favor of xx for the amount of $xx which was recorded on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/22/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of P&I $1,914.96, which was applied to the due date of 9/1/2023. The current rate of interest is 3.625%. The current UPB is $xx and the deferred balance is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/22/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx and the deferred balance is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the comment dated 4/11/2022, the borrower’s income was impacted by Covid-19. The borrower was approved for the Covid-19 FB plan which ended on 10/01/2022. Further details not provided.
As per the deferral agreement dated 9/30/2022 located at "xx" the lender has deferred the 13 months P&I with the amount of $xx along with other deferred amounts of $4,109.91 for the total amount of $xx.
As per the collection comment dated 2/2/2023, the subject property was occupied by the owner. No damage to the subject property has been observed.
As per the initial application, the borrower has been working at xx as an xx for 79 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	XX	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan file. However, values are updated from Transmittal/1008 xx."
* Compliance Testing (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $15,104.50 exceeds fees threshold of $12,443.39 over by +$2,661.11.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,547.25
Points - Loan Discount Fee paid by borrower: $3,557.25"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $15,104.50 exceeds fees threshold of $12,443.39 over by +$2,661.11.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,547.25
Points - Loan Discount Fee paid by borrower: $3,557.25"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.88%. Tape shows income and employment misrepresentation. Two paystubs reflect the same check payroll number, 2019 W2's format for two different employers is different, and FNMA VOE shows that BWR was employed with MD Anderson Cancer Center between 3-24-2018 and 5-7-2020; however, this information conflicts BWR's 6-year employment with the current employer at Best Care RX. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx% exceeds APR threshold of xx% over by +xx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflect Points - Loan Discount Fee at $3,517.00. However, CD dated xx reflects Points - Loan Discount Fee at $3,557.25. This is an increase in fee of +$40.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.475% exceeds APR threshold of 4.340% over by +0.135%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21847747	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,735.79	08/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	360	xx	xx	$126,571.23	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/02/2023, the subject mortgage originated on xx, and was recorded on xx in the amount of $xx in favor of “xx”
The chain of assignments has not been completed. The current mortgage is with “xx”. However, it should be "xx.”.
There is a UCC lien found against the subject property in favor of “xx in the amount of $0.00, which was recorded on xx.
There is a civil judgment found against the borrower in favor of “xx” in the amount of $xx, which was recorded on xx prior to the subject mortgage.
The 1st installments of county taxes for 2023 were paid in the total amount of $3,367.90 on 04/17/2023.
The 2nd installment of county taxes for 2023 was due in the total amount of $3,367.89 on 10/31/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/22/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,599.66, which was applied for the due date of 09/01/2023. The current monthly P&I is $2,845.83 with an interest rate of 3.000%. The current UPB is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/22/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,599.66, which was applied for the due date of 09/01/2023. The current monthly P&I is $2,845.83 with an interest rate of 3.000%. The current UPB is $xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
The loan was originated on xx, and the COVID-19 attestation is located at “xx”.
As per final 1003, the borrower other income xx in the amount of $1,185.00. Currently, the borrower joined xx on xx, as a xx for 15 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed Lender Credits that cannot decrease test due to,
Loan estimate  dated xx reflect Lender Credits $1,282.50. However post CD dated xx reflects Lender Credits at $1,272.50. This is decrease in -$10.50 for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx and the 3 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2328	2368
95599890	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,421.30	08/25/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/28/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”.

The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”.
There is an active prior mortgage against the subject property in the amount of $xx in the favor of xx, which was recorded on xx. No prior year delinquent taxes have been found.
There are three civil judgments against the borrower in favor of the different plaintiffs total in the amount of $xx.
There are 4 civil judgments that were recorded on different dates. However, the borrower name provided on the supporting document does not match the subject borrower’s name.
The combined taxes for 2023 is due in the amount of $1,421.30.
According to the payment history as of 9/22/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $939.96 and PITI is $1,037.57. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/22/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $939.96 and PITI is $1,037.57. The UPB reflected as per the payment history is $xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a xx for 383 months.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is a NOO and was approved at 47.15%. Tape shows the loan was repurchased due to income and reserves were not verified. File shows tax returns were not filed and BWR was short assets and reserves over $xx. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.153% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (Locator xx) and its recommendation is "accept" with a DTI of 47%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12250402	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	$116,199.51	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/3/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx.” which was recorded on xx.
The chain of assignments has not been provided as the mortgage is currently with the original lender “xx.”
No active judgments or liens have been found.
The tax status is to follow.
According to the payment history as of 9/22/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $2,655.32 with an interest rate of 2.875% which was applied for the due date of 9/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/22/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $2,655.32 with an interest rate of 2.875% which was applied for the due date of 9/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at “xx” as a xx for 186 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect points - loan discount fee. However, final CD dated xx reflects points - loan discount fee at $1,724.43. This is an increase in fee of $1,724.43 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect appraisal re-inspection fee. However, final CD dated xx reflects appraisal re-inspection fee at $225.00. This is an increase in fee of $225.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects transfer taxes fee at $4,830.00. However, final CD dated xx reflects transfer taxes fee at $6,290.00. This is an increase in fee of $1,460.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing Initial 1003_Application (Lvl 3) "Missing initial application dated xx signed by the loan originator."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6767901	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,188.78	08/25/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/28/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of $xx with “xx”. There is one prior civil judgment against the borrower in favor of “xx.” which was recorded on xx in the amount of $xx. There is one civil judgment against the borrower in favor of “xx” which was recorded on xx in the amount of $422.25. There are five civil judgments in favor of different plaintiffs, which were recorded on different dates in the total amount of $xx. However, the defendant's name does not match with the subject borrower. The annual installments of combined taxes for 2022 have been paid in the amount of $836.77 on 11/19/2022. The annual installments of combined taxes for 2023 are due in the amount of $1,188.78. No prior year’s delinquent taxes have been found.	According to payment history as of 9/22/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,096.27 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $977.87 with an interest rate of 6.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 9/22/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is $xx. As per the final 1003, the borrower is self-employed. He has been the xx at "xx" for 38 years. As per the appraisal report dated xx, which is located at “xx”, there is typical wear and tear to some exterior siding. No details have been found regarding the estimated cost to repair the damages and the completion of the repairs. Unable to determine the current condition and occupancy of the subject property. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Final 1003_Application	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan is a NOO and was approved at 47.15%. Tape shows the loan was repurchased due to SE income, and reserves were not verified. Tape and LP show reserves required to be verified IAO $xx; however, reserves of only $43,155 were verified. The loan document included extensions of 2020 and 2021 individual tax returns; however, the Freddie Mac IRS tax transcript proving tax returns were not filed is missing from the loan file. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is “as is”, but the improvement section shows typical wear and tear to some exterior siding. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
																																																																																																							* DSCR is less than 1.00 (Lvl 3) "DSCR is less than $1.00. Net operative income is $13,000.44 and annual payments (debt service) are $13,134.00. DSCR ratio is 0.99."	* Missing Final 1003_Application (Lvl 2) "Final 1003 was electronically signed on xx, which is prior to the closing date of xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32570068	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,588.32	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/01/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “MERS as nominee for xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $3,588.32 on 12/10/2023 and 04/10/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/05/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,266.71 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,144.98 with an interest rate of 2.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/05/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,266.71 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,144.98 with an interest rate of 2.375%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per final application, the borrower “xx” has been working at “xx” as a “xx” for 14.1 years. The borrower “xx” was disabled.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx. Initial CD dated xx reflects Lender Credit at $1,297.93, however post CD dated xx reflects Lender Credit at $1,292.34. This is decrease of $5.59 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan originated on xx and 3 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "In VA IRRRL streamline refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial 1003 signed by loan originator is missing from the loan files."	* Property is Manufactured Housing (Lvl 2) "The home is affixed. Appraisal report is missing. However, updated title report dated 10/xx/2023 located at “xx”, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at "xx" reflects that the home is affixed permanently to the land serial number#xx. The ALTA 7 endorsement is attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2030	2054
27426963	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,038.66	08/25/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	No	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/02/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”.
No active judgments or liens were found.
The annual installment of county taxes for 2022 was paid in the amount of $2,917.11 on 11/28/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/25/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $4,564.76 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $4,056.54 with an interest rate of 6.875%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/25/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $4,564.76 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $4,056.54 with an interest rate of 6.875%. The current UPB is reflected on tape in the amount of $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been the owner of xx, for 10 years.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 47.76%. Tape shows rental income miscalculation for departure REO. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Charges That Cannot Increase Test:
Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Points - Loan Discount Fee. However, final CD dated xx reflects Points - Loan Discount Fee at $1496.00. This is an increase in fee of +$1,496.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Lender Credits That Cannot Decrease Test:
Loan failed charges than in lender credits that cannot decrease test. Initial LE dated xx reflects Lender Credit fee at $357.00. However, CD dated xx reflects the Lender Credit fee at $0.00. This is decrease in fee of -$357.00 for lender charges that cannot decrease.

Subject loan is purchase case, originated on xx and the 1 year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13591205	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,962.39	09/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/29/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument#xx in the amount of $xx in favor of MERS as nominee for xx.
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2022 have been paid in the amount of $10,962.39 on 12/19/2022.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 9/15/2023, the loan is performing. The last payment was received in the amount of $3117.36 on xx which was applied for the due date 9/1/2023. The next due date is 10/1/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 2.625%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 9/15/2023, the loan is performing. The last payment was received in the amount of $1,874.58 on xx. The next due date is 10/1/2023. Current UPB as of date reflected in the provided payment history is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xxx" as a "xx" for 144 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "TILA Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $124.96. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx and the SOL is 3 years.

TILA Foreclosure rescission finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $124.96.  Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "In VA IRRRL streamline refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan document."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41461176	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$209.94	09/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/29/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender, x.
There is a junior mortgage against the subject property in the amount of $xx which was originated on xx with the lender, xx and recorded on xx.
No active judgments or liens have been found.
The next installment of county taxes for 2023 will be due on 1/1/2024 in the amount of $209.94.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/2/2023 the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1918.19 (PITI) and was applied to the due date of 9/1/2023. The monthly P&I is $1708.01, and the interest rate is 6.875%. The current UPB is $xx.
Collections Comments:The loan is current.
According to the payment history as of 10/2/2023 the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
The loan was originated on xx. According to the servicing notes (xx) in the loan file, there are no servicing notes available until 9/26/2023.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 5.2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 45%. The tape shows BWR's income is more than the allowed limit for this bond program. BWR has 732 FICO and 5 years on the job as xx. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67924056	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$789.49	08/21/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/3/2023, the subject mortgage was originated on xxand recorded on xx with the lender MERS as nominee for xx for the amount of $xx.
The chain of assignments has not been completed. Currently, the assignment is with the xx recorded on xx. However, it should be with xx.
There is a junior mortgage that was originated on xx and recorded on xx with the lender “xx” for the amount of $xx.
There is a water/sewer/utilities lien against the subject property in favor of xx for the amount of $xx recorded on xx.
There are 2 prior civil judgments against the borrower, first in favor of xx for the amount of $xx recorded on xx and second in favor of xx for the amount of $xx recorded on xx.
The annual city taxes for 2023 were paid on 3/31/2023 in the amount of $789.49.
The annual city taxes for 2022 were paid on 3/31/2022 in the amount of $904.27.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 9/27/2023, the borrower is currently delinquent for 5 months and the next due date is 4/1/2023. The last payment was received on xx in the amount of $983.33 which was applied to the due date of 3/1/2023. The unpaid principal balance is $xx. The current P&I is $759.87 and the interest rate is 3.250%.

Collections Comments:The loan is currently performing, and the next due date is 4/1/2023. The last payment was received on xx in the amount of $983.33 which was applied to the due date of 3/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx” as a xx for 94 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan closed with a subordinated financing of $xx; however, the DU reflects LTV and CLTV at xx%. The tape shows that CLTV was calculated incorrectly as the lender failed to include a second mortgage of $xx in CLTV, which may push CLTV to xx%. Further details were not provided. Appraised value at $xx. xx estimate at $xx. Current UPB at $xx."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Loan Origination Fee at $750.00. However, CD dated xx reflects Loan Origination Fee at $1,199.00. This is an increase in fee of +$449.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35449791	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,115.94	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.850%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/05/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx".
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. However, it should be with “xx”.
There are 2 civil judgments found against the subject property in the total amount of $xx filed by “xx” which were recorded on xx & xx prior to the subject mortgage.
The 1st and 2nd installments of combined taxes for 2022 were paid in the total amount of $3,115.94 on 07/24/2023 & 03/02/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/01/2023, the borrower is performing with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $3,041.73 which was applied for the due date of 10/01/2023. The current monthly P & I is $2,338.18 with an interest rate of 3.850%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/01/2023, the borrower is performing with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $3,041.73 which was applied for the due date of 10/01/2023. The current monthly P & I is $2,338.18 with an interest rate of 3.850%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, the borrower was previously working at “xx” for the period 10/01/2020 to 05/15/2022. Later, the borrower started working at “xx” on 05/15/2022 as an "xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows the comps used did not support the property value. The review of the appraisal report shows that the subject is in a rural area, and comp #2 is 12.11 miles away from the subject. The comps selected are dissimilar in terms of lot size, bedroom and bathroom counts, GLA, basement and finished rooms below grade, and other amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp #3, with a sales price of $xx, is closest to the subject property, valued at $xx. A xx search shows the estimated value at $xx. Current UPB is $xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects appraisal fee at $450.00. However, CD dated xx reflects appraisal fee at $950.00. This is an increase in fee of $500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49994618	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,618.84	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/06/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” instead of “xx”.
No active judgments or liens were found.
The annual county taxes for 2022 were paid in the amount of $2,618.84 on 11/28/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/01/2023, the borrower is current with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $1,441.01 which was applied for the due date of 10/01/2023. The current monthly P&I is $1,148.38 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/01/2023, the borrower is current with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $1,441.01 which was applied for the due date of 10/01/2023. The current monthly P&I is $1,148.38 with an interest rate of 6.125%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been the owner of  xx. for 8 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Appraisal report is "as is", but the tape shows the subject property is ineligible until the required repairs have been completed. Further details not provided. Subject is valued at $xx. xx search shows the subject valued at $xx. Current UPB is $xx. File and appraisal do not show repairs needed. Elevated for client review."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $xx annual payments (Debt Service) are $xx and the debt service cover ratio (DSCR) is 0.72 which is less than 1."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86158079	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,194.51	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	$111,116.82	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/5/2023, the subject mortgage was originated on xx with the lender MERS as a nominee for xx recorded on xx in the amount of $xx.
The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx.
There is a junior mortgage against the subject property originated on xx in favor of xx recorded on xx in the amount of $xx.
The first installment of county taxes for 2023 has been paid in the amount of $3,097.31.
As per the latest payment history as of 10/2/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $8,612.18 for the due date of 10/1/2023. The next due date is 11/1/2023. The current unpaid principal balance is $xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx, the borrower is current with the loan. The next due date is 11/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
As per the final 1003, the borrower has been the owner of “xx” since xx. Previous employment details are not available.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing DU/GUS/AUS Missing Initial LE Missing Required Disclosures Notice of Servicing Transfer Transmittal (1008)	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject loan originated xxwith mortgage in the amount of $xx. xx shows property listed for $xx and has been on the market over 120 days."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Loan failed ComplianceEase delivery and timing test for revised CD dated xx and hand signed on xx which is on the consummation date. Subject loan is refinance case, originated on xx and the 3 year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows cash-out funds are not allowed to pay off delinquent taxes. Final CD shows that IRS tax in the amount of $79,348 is paid off. Further details not provided."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "SSPL is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "1008 is missing from the loan documents."			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61915681	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,851.36	09/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.050%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/5/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx, recorded on xx in the amount of $xx.
The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx.
No active liens or judgments were found.
The annual county taxes for 2023 have been due in the amount of $1,851.36.	As per the latest payment history as of 9/26/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $2,564.44 for the due date of 9/1/2023. The next due date is 10/1/2023. The current unpaid principal balance is $xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx, the borrower is current with the loan. The next due date is 10/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
As per the final 1003, the borrower previously worked at “xx” as a xx from 9/23/2019 to 11/23/2020. Currently, the borrower is working at “xx” as a xx starting on xx.
As per the comment dated xx, the subject property is owner-occupied.
The comment dated 11/30/2022 shows that the loss draft check was received in the amount of $6,968.61 on 11/29/2022. However, the type of damage and date of loss are unable to be determined. No comment was found stating the repairs had been completed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the late fees test due to fees charged at $128.22 exceeding the fee threshold of $100.00 over by +28.22."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the comps used did not support the property value. The review of the appraisal report shows that the subject is in a suburban area, and comp #2 is 11.35 miles away from the subject. The comps selected are dissimilar in terms of lot size, surrounding view, age, bedroom and bathroom counts, GLA, basement and finished rooms below grade, and other amenities. Comp #2 with a sales price of $xx, is closest to the subject property, valued at $xx. Realtor search shows an estimated value of $xx. Current UPB $xx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73794454	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,796.04	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	$72,038.61	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/06/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 10/2/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on xx in the amount of $2,000.00 which was applied for the due date of 9/1/2023. The current P&I is $1,583.06 and PITI is $2,000.00. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/2/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is $xx.
As per the final application, the borrower has been working at xx as a xx for 9 years.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30.19%. Tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33977814	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$857.66	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/5/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx. for the amount of $xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with the xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2023 are due on 1/2/2024 in the amount of $857.66.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 10/1/2023, the borrower is current with the loan and the next due date is 11/1/2023. The last payment was received on xx in the amount of $6,098.96 which was applied to the due date of 10/1/2023. The unpaid principal balance is $xx. The current P&I is $5,156.13 and the interest rate is 6.000%.

Collections Comments:The loan is currently performing, and the next due date is 11/1/2023. The last payment was received on xx in the amount of $6,098.96 which was applied to the due date of 10/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available.
As per the comment dated 11/30/2022, the reason for default is curtailment of income. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of “xx" for 420 months.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	1: Acceptable					Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72716151	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,381.60	09/26/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/10/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”.

The chain of assignments has not been provided. However, the current assignment is with original lender, “MERS as nominee for xx”.

No active liens and judgments have been found against borrower and property.
The second installment of city taxes for 2022 is due in the amount of $10,690.80.
No prior year delinquent taxes have been found.
According to the payment history as of 9/26/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 10/1/2023 and the next due date for payment is 11/1/2023. The P&I is $5,981.62 and PITI is $8,001.66. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/26/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 10/1/2023 and the next due date for payment is 11/1/2023. The P&I is $5,981.62 and PITI is $8,001.66. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as an xx for 115 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	XX	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the ARM index used at consummation was not valid within the 45-day lookback period. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx. Subject loan is a purchase, originated on xx and the SOL is 1 year.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2022 reflects Non-Specific Lender Credits at $13,073.00. However, CD dated 02/xx/2023 reflects Non-Specific Lender Credits at $12,761.25. This is a cumulative increase of $311.75 for charges that cannot increase. Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a purchase, originated on 1/xx/2023 and the SOL is 1 year."
																																																																																																							* Loan program disclosure missing or unexecuted (Lvl 3) "Loan program disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16166442	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,857.96	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	$26,782.08	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/6/2023, the subject mortgage was originated on xx with the lender MERS as a nominee for xx recorded on xx in the amount of $xx.
The chain of assignments has not been provided. The current assignment is with MERS as nominee a for xx.
No active liens or judgments were found.
The utility taxes for 2023 have been delinquent in the amount of $238.12.
As per the latest payment history as of 9/1/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $657.81 for the due date of 9/1/2023. The next due date is 10/1/2023. The current unpaid principal balance is $xx.	Collections Comments:The loan is performing. As per the latest payment history as of 9/1/2023, the borrower is current with the loan. The next due date is 10/1/2023. The current unpaid principal balance is $xx. The loan has not been modified. As per the final 1003, the borrower is receiving xx. No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	4: Unacceptable	* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD dated xx reflects escrow holdback in the amount of $9,479.25. However, proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $200.00.
Loan estimate dated xx reflects Points - Loan Discount Fee at $1,718.00. However, CD dated xx reflects Points - Loan Discount Fee at $2,191.23.
This is a cumulative increase in fee of +$473.23 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Valid COC for the increase in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $1,188.00 However, CD dated xx reflects the sum of Section C and Recording fee at $1,535.00 This is a cumulative increase of $347.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx and the SOL is 3 years"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan is not salable due to the lender using an incorrect appraised value of $xxand approving the loan at xx% LTV. However, the LTV increases to xx% when the corrected appraised value of $xx is used, rendering the loan uninsurable. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan file."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9993697	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,580.24	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/7/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx., recorded on xx in the amount of $xx.
The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx.
No active liens or judgments were found.
The annual county taxes for 2022 have been paid in the amount of $8,580.24.
As per the latest payment history as of 10/1/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $1,812.80 for the due date of 10/1/2023. The next due date is 11/1/2023. The current unpaid principal balance is $xx.	Collections Comments:The loan is performing. As per the latest payment history as of xx, the borrower is current with the loan. The next due date is 11/1/2023. The current unpaid principal balance is $xx.
The loan has not been modified.
As per the final 1003, the borrower previously worked at “xx” as a xx from 5/1/2019 to 3/21/2022. Currently, the borrower is working at “xx" as an xx on xx.
As per the comment dated 9/29/2022, the subject property is owner-occupied.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.82%. Tape shows undisclosed debt at the time of closing, which may push DTI to 51.47%. Further details not provided. BWR defect. The subject loan originated onxx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.829% as the borrower’s income is $xx and total expenses are in the amount of $xx. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of 43.83%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51959220	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,223.18	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/10/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx".
No active judgments or liens were found.
The 1st installment of city taxes for 2022 was paid in the amount of $2,611.59 on 07/24/2023.
The 2nd installment of city taxes for 2022 is due in the amount of $2,611.59 on 01/01/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/01/2023, the borrower is performing with the loan and the next due date is 11/01/2023. The last payment was received on xx in the amount of $5,392.19 (PITI) which was applied for the due date of 10/01/2023. The monthly P&I is in the amount of $2,259.75 with an interest rate of 6.990%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/01/2023, the borrower is performing with the loan and the next due date is 11/01/2023. The last payment was received on xx in the amount of $5,392.19 (PITI) which was applied for the due date of 10/01/2023. The monthly P&I is in the amount of $2,259.75 with an interest rate of 6.990%. The current UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been an owner of xx for 18 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to Fees charged $11,243.20 Exceeds Fees threshold of $10,077.80 over by +$1,165.40.
The below fees were included in the test:
Administration Fee paid by Borrower: $999.00
Mortgage Broker Fee (Indirect) $8,500.00
Points - Loan Discount Fee paid by Borrower: $1,744.20."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $11,243.20 Exceeds Fees threshold of $10,077.80 over by +$1,165.40.
The below fees were included in the test:
Administration Fee paid by Borrower: $999.00
Mortgage Broker Fee (Indirect) $8,500.00
Points - Loan Discount Fee paid by Borrower: $1,744.20."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 44.79%. Tape shows SE income misrepresentation as IRS transcripts do not match tax returns, and the revised DTI is 45.33%. BWR has been SE xx for 18 years, 700 FICO, $xx equity in subject and 0X30 since inception 11/xx/22."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.797%, as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Accept/Eligible” with a DTI of 45.00%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2790817	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,114.86	10/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	$45,316.98	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/06/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “MERS as nominee for xx.”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
The 1st installment of county taxes for 2023/2024 is due in the total amount of $2,057.43 which is good through 12/10/2023.
The 2nd installment of county taxes for 2023/2024 is due in the total amount of $2,057.43 which is good through 04/10/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 10/03/2023, the borrower is current with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $1,619.88 which was applied for the due date of 10/01/2023. The current monthly P&I is $1,144.81 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/03/2023, the borrower is current with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $1,619.88 which was applied for the due date of 10/01/2023. The current monthly P&I is $1,144.81 with an interest rate of 4.990%. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003 application, the borrower “xx” was previously working at
“xx” for the period 01/01/2019 to 12/01/2021 Later, the borrower started working at “xx” for the period 05/06/2021 to 04/29/2022. Currently, the borrower joined “xx” on 03/19/2022 as an “xx” and the co-borrower “xx” has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37.89%. Tape income miscalculation, and the revised income pushes the DTI to 77%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. FICO 834."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $6,854.00 Exceeds Fees threshold of $6,151.16 Over by +$702.84.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,250.00
Points - Loan Discount Fee paid by Borrower: $5,604.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA Foreclosure Rescission Finance Charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$49.62. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx the SOL is 3 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,854.00 exceeds fees threshold of $6,151.16 over by +$702.84.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,250.00
																																																																																																							Points - Loan Discount Fee paid by Borrower: $5,604.00"			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2233	2269
31515031	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,314.05	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	180	180	xx	xx	$36,700.02	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/05/2023, the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of "xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx.”
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx, which was recorded on xx with instrument | Book/Page# xx. As per the subordination agreement located at “xx” dated xx this mortgage was subordinated to the subject mortgage.
There is a civil judgment found against the borrower in favor of “xx” in the amount of $1,300.00 which was recorded on xx prior to the subject mortgage.
The 2022 combined annual taxes were paid in the amount of $6,314.05 on 12/12/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/01/2023, the borrower is performing with the loan, and the next due date is 11/01/2023. The last payment was received on xx, in the amount of $2,178.51 which was applied for the due date of 10/01/2023. The current monthly P&I is $1,649.34 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/01/2023, the borrower is performing with the loan, and the next due date is 11/01/2023. The last payment was received on xx, in the amount of $2,178.51 which was applied for the due date of 10/01/2023. The current monthly P&I is $1,649.34 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
As per final 1003, the borrower joined xx on xx as a xx for 12.6 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed prohibited fees first lien test due to fee charged $3,402.00 exceeds fee threshold of $0.00 over by +$3,402.00. The below fee was included in this test: Points - Loan Discount Fee paid by Borrower: $3,402.00." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.48%. Tape shows undisclosed debt at the time of closing, which may push DTI to 57%. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.487% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of 44.49%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1946	Not Applicable
96144786	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,402.97	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/05/2023, the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of “Mers as nominee for xx.” The chain of assignments has not been provided. The current assignment is with the original lender, “xx” However, it should be "xx”. No active judgments or liens were found. The annual county taxes for the year 2022 have been paid in the amount of $3,166.85 on 11/28/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/01/2023, the borrower is current with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $1,717.02, which was applied for the due date of 10/01/2023. The current monthly P&I is $1,224.71 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of 10/01/2023, the borrower is current with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $1,717.02, which was applied for the due date of 10/01/2023. The current monthly P&I is $1,224.71 with an interest rate of 4.125%. The current UPB reflected as per the payment history is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
As per the final 1003, the borrower joined xx on xx and has been working as a xx for 3 years and 8 months.
No information has been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "The subject loan was approved at 49.23%. Tape shows undisclosed debt by BWR pushes the DTI to 71%. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TRID Violation due to decrease in lender credit on Loan Estimate dated xx, reflects non specific lender credit at $262.00, however, Revised CD dated reflects non- specific Lender Credit at $0.00. This is decrease of $262.00 for fee which has 0% tolerance test. Valid COC for the decrease missing from the loan documents. Subject loan is a purchase, originated on xx and 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $1,928.00.
This is an increase in fee of $1,928.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and 1 year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.23% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 49.23%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2167	Not Applicable
33215418	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,745.18	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/12/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “MERS as nominee for xx”. The chain of the assignments has not been provided. However, the current assignment is with lender, “MERS as nominee for xx”. However, it should be with "xx". No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of town taxes for 2024 is due in the amount of $1,436.29.	According to the payment history as of 10/6/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 10/1/2023 and the next due date for payment is 11/1/2023. The P&I is $1,689.39 and PITI is $2,192.53. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/6/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 10/1/2023 and the next due date for payment is 11/1/2023. The P&I is $1,689.39 and PITI is $2,192.53. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Hence, unable to determine the borrower’s employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Credit Application Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance Note Notice of Servicing Transfer Right of Rescission	XX	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note and lost note affidavit are missing from the loan documents. The loan was not modified since origination."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value of $xx. Current UPB is $xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx.

Loan failed charges that cannot decrease 0% tolerance test. Loan estimate dated xx reflects lender credits at $579.00. However, CD dated xx reflects lender credit at $575.21. This is a decrease in fee of $3.79 for lender credit that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.
Subject loan is a refinance, originated on xx and the SOL is 3-years."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In VA refinance loans, there should be a waiting period, or gap, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* MI, FHA or MIC missing and required (Lvl 3)     "VA loan guarantee certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1577	2334
86008038	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$963.30	09/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	$49,747.82	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/16/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx. There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for “xx” The annual installments of county taxes for 2023 have been paid in the amount of $963.30. No prior year’s delinquent taxes have been found.	According to payment history as of 10/3/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $2,032.67 (PITI) which was applied for the due date of 9/1/2023. The current P&I is $1,539.25 with an interest rate of 4.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 10/3/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is $xx. Unable to determine the current condition and occupancy of the subject property. As per the final 1003, the borrower receives a xxincome. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Flood Certificate Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Right of Rescission	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated xx is 'subject to completion repairs' due to the certification of an engineer or architect that the foundation is in compliance with the permanent foundations guide for manufactured housing (PFGMH). Updated 1004D is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. (12 CFR §1026.19(e)(3)(iv)(D)) A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than 3 business days from initial application date xx. Subject loan is a refinance, originated on xx and the SOL is 3-years."
* Final Application Incomplete (Lvl 3)     "Lender loan information section of the final application is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $13,908.53 exceeds fees threshold of $8,504.63 over by +$5,403.90.  The below fees were included in the test: Administration Fee paid by borrower: $999.00 Mortgage Broker Fee (Indirect) $8,114.56  Points - Loan Discount Fee paid by borrower: $4,794.97  Loan Fails qualified mortgage lending policy points and fees test due to Fees charged $13,908.53 Fees threshold $8,504.63 Over By +$5,403.90 The below fees were included in the test: Administration Fee paid by borrower: $999.00 Mortgage Broker Fee (Indirect) $8,114.56  Points - Loan Discount Fee paid by borrower: $4,794.97"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the subject loan is not insured by the FHA. BWR is on xx and has been 0X30 since inception, and FICO 632. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The Initial 1003 disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* Revised Loan Estimate is missing (Lvl 3)     "Revised loan estimate dated xx is missing from the loan documents. DT is located at "xx"."
																																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR disclosure signed by borrower is missing from loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report located at “xx” the subject property is a manufactured home. The ALTA 7 endorsement is attached to the final title policy, which is located at “xx”. The legal description attached to the subject mortgage does not show a VIN or serial number. The manufactured home rider is attached to the mortgage, which is located at “xx” which states that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39383688	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,253.41	10/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	300	300	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/12/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. However, it should be with xx.
There is UCC lien active against the subject property in favor of xx which was recorded on xx. However, the amount of lien is not available in supporting document.
There is prior judgment active against the borrower in favor of xx in the amount of $xx which was recorded on xx.
Annual combined taxes for 2023 are due on 12/31/2023 in the amount of $3,253.41.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 10/4/2023, the borrower is current with the loan and next due date is 11/1/2023. The last payment was received on xx in the amount of $1,442.84 which was applied for the due date of 10/1/2023. The current P&I is $755.67 and PITI is $1,442.842. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 10/4/2023, the borrower is current with the loan and next due date is 11/1/2023. The UPB is $xx.
Employment details are not available as subject loan is streamline refinance.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required Disclosures Mortgage Insurance Right of Rescission	XX	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the subject loan was closed without a VA guarantee or insurance. Review of the final CD shows BWR was not charged a VA funding fee. BWR has been xx since inception, and FICO 663."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Missing Required Disclosures (Lvl 3)     "Settlement service provider list is missing from the loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from the loan document."
* State Prohibited Fees Test Fail (Lvl 3)     "Loan Failed VA prohibited fees test. The following list of fees were included in the test:
Attorney's Fee (Closing Agent Only) paid by Borrower: $25.00
Loan Origination Fee paid by Borrower: $1,200.00
Tax Certificate Fee paid by Borrower: $40.72
																																																																																																							TX Guaranty Fee paid by Borrower: $2.00"			Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
46888785	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,925.61	09/20/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	xx	xx	xx	xx	xx	Primary	No	Not Applicable	Unavailable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/13/2023, the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” instead of “xx”. No active judgments or liens were found. The annual combined taxes for 2022 were paid in the amount of $7,264.68 on 12/27/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 10/5/2023, the borrower is current with the loan, and the next due date is 07/01/2024. The last payment was received on xx in the amount of $2,571.40, which was applied for the due date of 06/01/2024. The current monthly P&I is $1,784.93 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/5/2023, the borrower is current with the loan, and the next due date is 07/01/2024. The last payment was received on xx in the amount of $2,571.40, which was applied for the due date of 06/01/2024. The current monthly P&I is $1,784.93 with an interest rate of 5.00%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the appraisal report located at “xx”, the subject property interior photos show the subject property was damaged. No details are available regarding the estimated repair cost. CCs do not show damage.
As per the seller’s tape data, the subject property is owner-occupied.
As per the final application, the borrower “xx” has been working at “xx” as an “xx” since xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Flood Certificate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is "as is," but the photo addendum shows settlement cracks. However, the appraisal report does not reflect the cost to complete the repair. 1004D or certification from a structure engineer is missing from the loan document."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counselling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows MI was rescinded on the subject loan due to an LTV of xx% that required MI coverage of xx%. The reason for MI rescission and MI coverage percentage could not be determined as the MI certificate is missing from the loan file. Further details not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to decrease in lender credit on loan estimate dated xx, reflects nonspecific lender credit at $304.00, however, revised CD dated xx reflects non- specific lender credit at $295.92. This is decrease of $8.08 for fee which has 0% tolerance test. Valid COC for the decrease missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2402	Not Applicable
75483294	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,955.62	09/19/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	$39,656.21	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/13/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx. The chain of assignments has not been provided. Currently, the subject mortgage is with the original lender, xx. However, the last assignee should be “xx”.
No active judgments or liens have been found.
The county taxes for 2022 were paid on 8/25/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 10/5/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1676.30 (PITI) which was applied to the due date of 9/1/2023. The current P&I is $1022.02, and the rate of interest is 5.5%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 10/5/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as an xx for 3.2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures Right of Rescission Transmittal (1008)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.49%. Tape shows commission income is not supported due to missing supporting documents, and revised income of $xx pushes the DTI to 82.52%. BWR has 6 years on the job as an xx, 0X30 since inception, and FICO 722. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.495, as the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Final Application Incomplete (Lvl 3)     "The final application is incomplete as housing expense information is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52995823	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,969.60	09/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/13/2023, the subject mortgage originated on xx and recorded on xx in the amount of $xx in favor of “xx.”.
The chain of the assignments has not been provided. The current assignment is with the original lender, xx. However, it should be with xx.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/30/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of PITI $7,042.45 which includes the P&I of $6,005.15, which was applied to the due date of 9/1/2023. The current rate of interest is 4.625% and the current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/30/2023, the borrower is current with the loan and the next due date is 10/01/2023. The current UPB is $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the final 1003 application, the borrower was previously working at xx as a xx from the period xx. However, the employment details from 7/1/2021 to 5/23/2022 are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.30%. Tape shows rental income miscalculation for departure REO and undisclosed debts. The revised income of $5,850 pushes DTI to 317.26%. Also, the tape shows a cash to close requirement of $xx was not satisfied since asset documentation is missing from the loan documents. BWR has been xx since inception, and FICO is 768. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails discount fee test due to fees charged $15,592.00 exceeds fees threshold of $11,680.00 over by +$3,912.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by borrower: $14,600.00
Underwriting Fee paid by borrower: $992.00"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.308%, as the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 49.31%."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67576777	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,396.54	09/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/18/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”
The chain of assignment is incomplete. The current assignment is with the subject lender "xx ". However, it should be with “xx”.
There is a junior mortgage active against the subject property in favor of "xx" which was originated on xx in the amount of xx and recorded on xx.
The first installment of county taxes for 2021 has been paid in the total amount of $2,480.57 on 03/01/2022.
The second installment of county taxes for 2021 has been paid in the total amount of $2,045.67 on 06/10/2023.
The first installment of county taxes for 2022 has been paid in the total amount of $2,396.54 on 03/30/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/7/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of 9/1/2023. The current P&I is xx with an interest rate of 4.625%. The current UPB is xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to payment history as of 9/7/2023, the borrower is current with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $815.35 (PITI), which was applied for the due date of 9/1/2023. The current P&I is $815.35 with an interest rate of 4.625%. The current UPB is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final 1003, the borrower was previously working at xx as an xx for the period xx to xx. Currently, the borrower has been working at “xx” as xx for 5 years.
As per the collection comment dated 8/16/2023, the subject property was located in a major disaster area (Severe Storms and Flooding) which was declared on 6/29/2023 and ended on 8/15/2023. CCs do not show damage.
The loan was originated on xx and the Covid-19 attestation is located at "xx."
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a conventional purchase. The tape shows the loan is EPD, i.e., an early payment default. Due to the fact that the credit reference number is missing from the LP, it cannot be rerun. Further details were not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56607338	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$42,817.08	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/15/2023, the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of assignments has not been completed. The current mortgage is with “xx”. However, it should be "xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx, originated on xx, and was recorded on xx with the instrument | Book/Page# xx.
There is a mechanics lien found against the borrower in favor of “xx” in the amount of $5,251.30 which was recorded on xx prior to the mortgage.
The annual county taxes for 2022 were paid in the amount of $42,817.08 on 11/30/2022.
The annual water sewer charges for the year 2023 have been delinquent in the amount of $617.31, which were due on 09/28/2023.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on 09/01/2023 in the amount of $16,880.64, which was applied for the due date of 09/01/2023. The current monthly P&I is $10,963.99 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $16,880.64 which was applied for the due date of 09/01/2023. The current monthly P&I is $10,963.99 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated 02/17/2023, the reason for default is payment dispute.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
According to servicing comments dated 02/14/2023, the subject property was damaged, such as the roof and siding, suspected to be a result of the hurricane, and the estimated cost of repairs is $40,000.01. However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
As per the servicing comment dated 02/17/2023, the property is owner-occupied.
As per the servicing comment dated 02/14/2023 the subject property has been affected by a natural disaster (a hurricane).
As per final 1003, currently, the borrower joined xx on xx as an xx for 2.7 years.
The loan was originated on xx, however, COVID-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx%. The tape and file show a misrepresentation of the borrower’s income documentation, as the borrower is qualified with wages and a WVOE with a 2-year income history is missing from the loan file. Further details not provided. Lender defect. The subject loan originated on xx and the 3 year SOL is active."
																																																																																																						* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $19,540.00 and the loan was underwritten by DU (xx) and its recommendation is Approve/Ineligible with a DTI of xx%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,000.01	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2242
58733360	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,026.95	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx as nominee for xx for the amount of $xx.
The chain of assignments has not been completed. Currently, the assignment is with the original lender xx. However, it should be with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 are due in the amount of $3,026.95.
The annual combined taxes for 2022 were paid in the amount of $2,891.76.
The water/sewer taxes are paid.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on 9/1/2023 in the amount of $1,264.96 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $856.75 and the interest rate is 3.125%.

Collections Comments:The loan is currently performing, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,264.96 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been xx.
The Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows retirement income miscalculation as the lender included a lump-sum death benefit amount in the income calculation; excluding that amount, the revised monthly income of $xx may result in DTI of xx%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $1,814.25 and the loan was underwritten by LP (Locator#xx) and its recommendation is Accept/Eligible with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
662567	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,208.52	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/19/2023, the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of “xx.” The chain of assignments has not been completed. The current mortgage is with “xx.”. However, it should be "xx”. No active judgments or liens were found. The 1st installments of county taxes for 2023 are paid in the total amount of $2,604.26 on 05/02/2023. The 2nd installment of county taxes for 2023 was due in the total amount of $2,604.26 on 10/16/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx and the due date of 09/01/2023. The current monthly P&I is $1,398.45 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The current UPB reflected as per the payment history is $xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied. However, final application shows the property is an investment.
As per the final application, the borrower “xx” has been working at xx since 07/01/2017.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2449	Not Applicable
37905405	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,698.94	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$2,150.79	09/01/2022	Financial Hardship	As per the review of the updated title report dated 09/15/2023, the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of “xx". The chain of assignments is incomplete; the current assignee is "xx" instead of “xx”. No active judgments or liens were found. The combined annual taxes for the year 2023 were due in the amount of $7,698.94 on 10/15/2023. The combined annual taxes for the year 2022 have been paid in the amount of $6,403.40 on 10/12/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/13/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,150.79, which was applied for the due date of 09/01/2023. The current monthly P&I is $2,150.79 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/13/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,150.79, which was applied for the due date of 09/01/2023. The current monthly P&I is $2,150.79 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated 08/07/2023, the reason for default is excessive obligations.
As per the servicing comment dated 12/07/2021, the borrower was on a COVID-19 forbearance plan from 01/01/2022 to 03/31/2022, which was extended several times, most recently from 04/01/2022.
No information has been found related to damage or repairs.
As per the servicing comment dated 08/18/2023, the subject property is owner-occupied.
As per the final 1003, the borrower joined xx, and has been working as xx for 7 years and 1 month.
As per the servicing comment dated 03/07/2023, the borrower’s income was impacted by COVID-19.
The loan was originated on xx, and the COVID-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement, signed between the borrower "xx" and lender "xx, with an effective date of 11/15/2022, shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $2,150.79 with a modified interest rate of 3.625% starting on xx and continuing until the new maturity date of xx. There is no deferred balance or forgiven principal amount.	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows MI was rescinded on the loan due to the personal tax return, audited P&L statement for 2019, and one additional month of business bank statements missing from the loan file. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test due to,
Loan estimate dated   06/xx/2020 does reflect Points -Loan Discount Fee $3,384.00. However, CD dated xx reflects Points -Loan Discount Fee at $4,159.95. This is increase in fee of $ +775.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																																								Subject loan is Refinance case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2021	Not Applicable
57627545	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,471.68	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$39,860.01	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount ofxxin favor of “xx”.

The chain of assignments has not been provided. However, the current assignment is with original lender, “xx.”. However, it should be with xx.

No active liens and judgments have been found against borrower and property.
The second installment of county taxes for 2023 is due in the amount of $3,735.84.
No prior year delinquent taxes have been found.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $2,419.75 and PITI is $4,305.82. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $2,419.75 and PITI is $4,305.82. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a xx for 35 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 does not reflect appraisal fee. However, CD dated xx reflects appraisal fee at $670.0. This is an increase in fee of $670.0 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 reflects transfer taxes at $1,300.00. However, CD dated xx reflects transfer taxes at $1,334.40. This is an increase in fee of $34.40 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx and the SOL of 3 year is active."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows undisclosed debts at closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $3,776.34 and the loan was underwritten by LP (Locator# xx) and its recommendation is Accept with a DTI of xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84012169	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,606.58	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/20/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx as nominee for xx. However, it should be with xx
No active judgments or liens found.
First installment county taxes for 2023 is paid on 05/16/2023 in the amount of $5,606.58.
Second installment county taxes for 2023 is due on 10/16/2023 in the amount of $5,606.58.
The water charges for 2023 have been delinquent in the amount of $262.94 which are payable on 9/20/2023.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $10,865.46 which was applied for the due date of 09/01/2023. The current monthly P&I is $4,321.09 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx  in the amount of $10,865.46 which was applied for the due date of 09/01/2023. The current monthly P&I is $4,321.09 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a xx for 2.7 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient reserves, as total verified reserves of $xx did not satisfy the total reserve requirement of $xx, creating a shortfall of $xx. Subject loan is manually underwritten. As per 1008, total verified assets of $xx satisfy the cash to close requirement of $xx, and remaining assets of $xx satisfy the reserve requirement."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 4/xx/2022 and the loan closed on 5/xx/2022. No lock extension has been found."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5927594	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,241.72	08/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	$69,495.46	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/18/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx.
The chain of assignments is incomplete as the subject mortgage is with the original lender, xx. However, the last assignee should be “xx”.
No active judgments or liens have been found.
The first installment of 2022 county taxes was paid on 3/30/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $5185.01 (PITI) which was applied to the due date of 8/1/2023. The monthly P&I is $3468.87, and the interest rate is 3.5%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is xx.
No foreclosure activity has been found.
As per the collection comment dated 9/29/2021, the subject property was damaged due to water on 7/31/2021. The borrower received multiple insurance checks of $xx, $xx, and $xx. Collection comment dated 8/24/2022 shows borrower received additional funds from insurance in the amount of $xx. No information about the repairs has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xxas an xx for 3.1 years. The co-borrower has been working at xx of xx as a xxfor 6.6 years.
Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower income is $xx and total expenses are in the amount of $8,266.32 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Ineligible” with a DTI of xx%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. The tape shows an income miscalculation. The revised DTI is xx%, and the maximum DTI allowed on the loan program is xx%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 6 years on the job as a xxr, 0 X30 since inception 6/xx/21."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49428648	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,745.05	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$204,825.38	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	No	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/19/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “ xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. However, it should be with “xx”.
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2022-23 were paid in the total amount of $7,745.05 on 11/29/2022 & 03/14/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,098.09 which was applied for the due date of 08/01/2023. The current monthly P & I is $3,098.09 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,098.09 which was applied for the due date of 08/01/2023. The current monthly P & I is $3,098.09 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 08/16/2023, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower has been working at “xx” as a xx since 04/01/2002.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final 1003_Application Initial 1003_Application Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 6/xx/2021. Initial LE dated 04/xx/2021 reflects Lender Credit at $1,453.00, however, Final CD dated reflects Lender Credit at $0.00. This is decrease of $1453.00 for fee which has 0% tolerance test. The subject loan is a refinance, originated on xx and the SOL is 3 years."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows the 2020 tax return and income documents for foreign income used to qualify are missing from the loan file. The lender failed to document the full PITI for foreign REO properties. Further details not provided. BWR has been an xx 20 years, 0X30 since inception on 6/xx/21 and has $xx equity in subject. Lender defect. The subject loan originated on xx, and the 3-year ATR SOL is active."
* Missing Final 1003_Application (Lvl 2)     "Final 1003 is electronically signed by the borrower."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income is $xx and total expenses are in the amount of $4,025.13 and the loan was underwritten by DU (Locator# xx) and its recommendation is 'Approve/Eligible' with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25507618	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$14,936.50	$10,187.92	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.

The chain of assignments has not been provided. The current assignment is with original lender, “xx”. However, it should be with xx.

No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2023 are due in the amount of $10,187.92.
The county annual taxes for 2021/2022 are delinquent in the total amount of $14,936.50 which were good through 9/30/2023.
According to the payment history as of 9/5/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $2,871.41 and PITI is $4,132.20. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/5/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $2,871.41 and PITI is $4,132.20. The UPB reflected as per the payment history is $xx.
As per comment dated 1/18/2023, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
As per final 1003, the borrower was previously working at xx. for the period xx to 4/30/2021. Currently, the borrower joined xx on 5/3/2021 as a xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has 6 years in xx field, is a xx of current employer, 0X30 since inception 1/xx/22 and residual income of $xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed Compliance Ease delivery and timing test for initial closing disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is on the consummation date xx.Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $7,526.34 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2009050	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,167.68	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/15/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. However, it should be with “xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx which was recorded on xx with the instrument | Book/Page#xx.
No active judgments or liens found.
The 2nd and 3rd installments of combined taxes for 2024 are due in the total amount of $7,858.94 on 01/08/2024 & 10/06/2023.
The 1st installment of combined taxes for 2024 was paid in the total amount of $3,929.49 on 07/27/2023.
The annual county taxes for 2023 were paid in the total amount of $2,379.25 on 04/05/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $7,188.01 which was applied for the due date of 08/01/2023. The current monthly P & I is $2,864.78 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $7,188.01 which was applied for the due date of 08/01/2023. The current monthly P & I is $2,864.78 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 08/11/2023 the subject property is owner occupied.
The loan was originated on xx and as per tape data, the borrower is xx.
As per final application, the borrower has been working at “xx” as a “xx” for 13 years.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 12/xx/2020 and the loan closed on xx. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. The tape shows BWR was xx at closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.  Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 02/xx/2020 does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $250.00.
Loan estimate dated 02/xx/2020 reflects Credit Report Fee at $19.00. However, CD dated xx reflects Credit Report Fee at $20.00.
																																																																																																								This is a cumulative increase in fee of $251.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74705590	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,220.50	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	$72,859.98	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/20/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx.” instead of “xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx which was recorded on xx with the instrument | Book/Page#xx.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $7,220.50 on 12/08/2022 and 04/06/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,731.71 which was applied for the due date of 08/01/2023. The current monthly P&I is $2,846.94 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,731.71 which was applied for the due date of 08/01/2023. The current monthly P&I is $2,846.94 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
As per final application, the borrower has been the xx of xx since 09/01/1976.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Loan closed without an appraisal. However, PIW signed by the borrower is missing from loan documents. xx search shows the subject valued at $1,050,700. Current UPB is $xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows xx income miscalculation. BWR has insufficient income to support its total monthly obligations. Revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active." BWR has been an xx over 20 years, $xx residual income, 0X30 since inception."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $5,222.84 and the loan was underwritten by LP (Locator xx) and its recommendation is Accept/Eligible with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91940216	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,561.74	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”. However, it should be “xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $93,240.00 which originated on xx and recorded on xx.
There is UCC Financing Statement (UCC) found against the subject property in the favor of “xx” in the amount of $0.00 which was recorded on xx.
The 1st and 2nd installments of county taxes for 2022/2023 were paid in the amount of $11,561.74 on 04/10/2023.
The annual water/sewer charges for the year 2023 have been delinquent in the amount of $110.45, which were good through 09/22/2023.	According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $9,310.09 (PITI) which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $2,877.86 with an interest rate of 3.875%. The current UPB is reflected on tape in the amount of $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $9,310.09 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $2,877.86 with an interest rate of 3.875%. The current UPB is reflected on tape in the amount of $xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
As per the servicing comment dated 04/24/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been working at the “xx” as a “xx” since 06/02/2014.
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
As per the collection comment dated 04/17/2023, the subject property is located in a FEMA-designated disaster area. As per the collection comment dated 04/17/2023, the FEMA disaster was declared from 04/03/2023 to 07/02/2023 for severe winter storms. The latest collection comment as of 04/24/2023, did not show any damage to the property. As per the collection comment dated 04/24/2023, no financial impact was found. We are unable to determine from the available collection comments whether the subject property is affected by the FEMA disaster.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $4,416.92 and the loan was underwritten by DU (Locator# xx) and its recommendation is “approve/ineligible” with a DTI of xx%."	* Assets do not meet guidelines (Lvl 3) "Tape shows post-CTC changes increased reserve requirements, which were not addressed at the time of closing. The DU recommendation is ineligible and reflects total verified assets of $xx that satisfy the cash to close requirement of $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $20,810.36 exceeds fees threshold of $18,071.84 over by +$2,738.52.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $16,830.00
Points - Loan Discount Fee paid by Borrower: $2,925.36
Underwriting Fee paid by Borrower: $1,055.00."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35788357	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,512.40	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/15/2023, the subject mortgage originated on xx1 and was recorded on xx in the amount of $xx in favor of “xx.”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx.” However, it should be "xx.”
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx, which originated on xx and was recorded on xxwith the instrument | Book/Page#xx
No active judgments or liens were found.
The 2022 county annual taxes were paid in the amount of $6,251.90 on 11/29/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,875.24 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,188.22 with an interest rate of 3.75%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,875.24, which was applied for the due date of 09/01/2023. The current monthly P&I is $2,188.22 with an interest rate of 3.75%. The current UPB reflected as per the payment history is $xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated 06/06/2023, the property is owner-occupied.
The subject property is in “xx” and "xx" County, located at "xx". As per the collection comment dated 05/01/2023, the FEMA disaster was declared from 04/27/2023 to 07/26/2023 for severe storms, tornadoes, and flooding. As per servicing comments dated 05/03/2023, the subject property has no damages.
No comments have been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on xx, and the COVID-19 attestation is located at “xx”.
As per the final application, the borrower, xx, is receiving xx and xx income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows BWR2 income miscalculation and revised income of $xx may push the DTI to xx%. BWR2 receives social security income. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TRID total of payments test due to calculated finance charge of $798,753.67 exceeds Disclosed Finance charge of $806,079.79 over by -$7,326.12. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2021 reflects Credit Report fee at $90.00. However, CD dated xx reflects Credit Report Fee at $95.50. This is an increase in fee of $5.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2021 does not reflect Hoa evidence of Insurance Fee. However, CD dated xx reflects HoA evidence of Insurance Fee at $27.95. This is an increase in fee of $27.95 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrowers' income is $xx and total expenses are in the amount of $4,380.39 and the loan was underwritten by DU (Locator# xx) and its recommendation is 'Approve/Eligible' with a DTI of xx%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2313	2329
67327706	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,780.76	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	$71,609.21	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/20/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. No active judgments or liens were found. The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $2,780.76 on 02/15/2023 and 06/06/2023. The water charges have been paid (shut off: active) in the amount of $0.00 on 09/29/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/11/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received onxx in the amount of $2,659.02 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,172.50 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/11/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,659.02 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,172.50 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx
As per the servicing comment dated 02/13/2023, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 06/30/2023, the subject property is owner occupied.
As per final application, the borrower “xxl” has been working at “xx” as a “xx” for 6.4 years. As per the seller’s tape data, the borrower was employed.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows the BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			1915	Not Applicable
80530254	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,006.90	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/18/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of xx.
The chain of assignments is not provided. The current assignment is with xx. However, it should be with xx.
No active lien and judgment have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of PITI of $2,879.68, which includes the P&I of $2,011.14 which was applied to the due date of 9/1/2023. The current rate of interest is 3.125% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx
The loan was originated on xx. As per the seller's tape data, the borrower was not employed at closing.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No damage to the subject property has been observed in the loan file.
As per the application, the borrower worked at xx as a xxr from 11/1/2018 to 2/1/2020. Currently, the borrower has been working at xxl as a xx for 14 months.
The Covid-19 attestation document is available at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/xx/2021 does not reflect Points loan discount fee $0.00. However, CD dated xx reflects Points loan discount fee at $2,483.55. This is an increase in fee of $2,483.55. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year.

Loan failed lender credit that cannot decrease in Loan estimate dated 1/xx/2021 reflects Lender credit at $4,699.00, however, Final CD dated xx reflects Lender credit at $4,694.80, This is an decrease in fee of $4.20. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows BWR was not employed at the time of closing, and the revised DTI is xx%. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year ATR SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income is $xx, and total expenses are in the amount of $2,820.32, and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86184667	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,212.40	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	353	353	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx
The chain of assignments is incomplete as the subject mortgage is with the original lender,xx. However, the last assignee should be “xx”.
No active judgments or liens have been found.
The first installment of 2023 county taxes is due on 10/31/2023 in the amount of $2606.20.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 11/1/2023. The last payment was received on xx in the amount of $1,690.19 which was applied to the due date of 8/1/2023. The monthly P&I is $1,690.19, and the interest rate is 3.125%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 2 years. However, the tape shows the borrower was not employed at closing.
Covid-19 attestation document is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx
* Closing_Disclosure violations (Lvl 3)     "The tape shows the closing disclosure discrepancy. No further details were provided."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $207,033.47. Calculated finance charge is $207,546.36 for an under disclosed amount of $512.89. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years.

Foreclosure rescission finance charge disclosed on final CD as $207,033.47. Calculated finance charge is $207,546.36 for an under disclosed amount of $512.89. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows the BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43404643	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,785.35	08/22/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx for xx”.

The chain of assignments has not been completed. The last assignment is with original lender, “xx”. However, it should be with xx.

No active liens and judgments have been found against borrower and property.
The water charges for 2023 are delinquent in the total amount of $752.52 which will be due on 9/28/2023.
According to the payment history as of 8/22/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $1,962.84 and PITI is $2,851.71. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/22/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $1,962.84 and PITI is $2,851.71. The UPB reflected as per the payment history is $xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx.” as a xxr for 31 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject was approved with incorrect property as 1 unit instead of 4 units with LTV xx%. Tape and the loan file show the subject is actually a 4-unit property with an LTV of xx% and does not meet conventional loan guidelines that allow 75% for 3-4 units. Further details were not provided."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/xx/2022 reflect Points loan discount fee and Transfer taxes fee $1680.00 and $1848.00. However, CD dated xx reflects Points loan discount and Transfer taxes fee at $1751.61 and $2194.50. This is an increase in fee of $418.11. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase originated on xx, and 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41603194	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,125.30	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/18/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx.”
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” instead of “xx”
No active judgments or liens were found.
The annual combined taxes for 2022 were paid in the amount of $1,125.30 on 12/13/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,860.12 which was applied for the due date of 08/01/2023. The current monthly P&I is $1,519.55 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,860.12 which was applied for the due date of 08/01/2023. The current monthly P&I is $1,519.55 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
As per final application, the borrower has been the owner of “xx” since 11/04/2014.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the initial loan estimate failed the TRID timing and fees tolerance test as it was issued on 11/xx/2021 and electronically signed on 11/xx/2021, which is greater than 3 days from the application date of 11/xx/2021. It is a TRID violations. Infinity's compliance report also failed the LE timing test and fee tolerance tests."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $252,477.58 exceeds Disclosed Finance charge of $$252,352.58 over by -$125.00. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Initial Loan Estimate is dated 11/xx/2021 and electronically signed on 11/xx/2021 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of Initial LE. The subject loan is a purchase, originated on xx and the 1-year SOL has expired.

																																																																																																								Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 11/xx/2021 delivered on 11/xx/2021 which is more than 3 business days from initial application date 11/xx/2021. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41080169	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,882.90	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/21/2023, the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of “xx.”
The chain of the assignments has not been provided. However, the current assignment is with the original lender, "xx.” However, it should be "xx.”
There is a sewer lien on the subject property in favor of “xx” in the amount of $xx which was recorded on xx. The subject property is located in xx, which is a super lien state, and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non-paid lien.
The 2023 town annual taxes are due in the amount of $587.52 on 10/31/2023.
The 2023 county annual taxes were paid in the amount of $1008.66 on 03/31/2023.
The 2023 school annual taxes are due in the amount of $4286.72 on 10/31/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/11/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,320.79 which was applied for the due date of 08/01/2023. The current monthly P&I is $1,368.15 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/11/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $2,320.79, which was applied for the due date of 08/01/2023. The current monthly P&I is $1,368.15 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx
As per the servicing comment dated 01/11/2023, the reason for default is excessive obligation.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated 01/11/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
As per the final 1003 application, the borrower was previously working at “xx” from 07/20/2012. Later, the borrower started working at “xx” on 07/21/2020. Later on, the borrower joined “xx” as a “xxr” on 03/01/ 2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows a variable income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

The loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2021 reflects points - loan discount fee at $576.00. However, final CD dated xx reflects points - loan discount fee at $2,001.00. This is an increase in fee of $1,425.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39457188	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$99.00	08/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Secondary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of xx.
The chain of assignments is not provided. The current assignment is with the lender xx as nominee for xx. However, it should be with xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of PITI of $1,832.30 which includes the P&I of $1,350.37, which was applied to the due date of 8/1/2023. The current rate of interest is 3.625% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 4/3/2022, the subject property has been occupied by the owner. No damage to the subject property has been observed in the loan file.
As per the collection comment dated 12/16/2022, the subject property is located in a FEMA disaster (Hurricane IAN) which was declared on 11/21/2022 and ended on 2/19/2023. However, no damage due to the disaster has been found.
As per the application, the borrower has been working at xx and xx as a xx for 192 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	XX	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape and file show the subject property is a unit in an ineligible condominium project. The subject property is a unit in a xx development that is a resort-type property. A private golf course, tennis centers, riding stables, clubhouse, boat ramp, pool, and beach access are among the amenities. A xx search shows an estimated value of $xx. Current UPB is $xx. Elevated"	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Final DU report is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2021 does not reflect Points - Loan Discount Fee and reflects Credit Report Fee at $50.00. However, CD dated xx reflects Points - Loan Discount Fee at $74.00 and Credit Report Fee at $50.86. This is an increase in fee of $74.86 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year.

																																																																																																								Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated 12/xx/2021 reflects lender credit at $1,579.00. However, CD dated xx does not reflect lender credit. This is a decrease in fee of $1,579.00 for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71065347	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,306.74	08/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/20/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx as nominee for xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with “xx”.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of $3,257.76 on 01/31/2022.
The annual installments of school taxes for 2022 are due in the amount of $8,048.98.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/13/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on xx in the amount of $2,472.79 (PITI) which was applied for the due date of 8/1/2023. The current P&I is $1,272.98 with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/13/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is $xx
As per the final 1003, the borrower has been working at “xx” as a xx for 5 years.
Covid-19 attestation is available in the loan file, which is located at “xx”.
As per the comment dated 12/30/2022, the subject property is owner occupied.
As per the comment dated 12/30/2022, the reason for default is ownership transfer pending.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $3,848.20 and the loan was underwritten by DU (Locator xx) and its recommendation is Refer with Caution with a DTI of xx%."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows undisclosed debts opened at closing. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2020 reflect Credit Report Fee $60.00.However, Final CD dated xx reflects Credit Report Fee at $71.00.This is an increase in fee of +$11 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																																								Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21852779	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,747.05	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.990%	360	360	xx	xx	$31,379.04	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/16/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been completed. The current mortgage is with “xx.” However, it should be with “xx”.
There is civil judgment found against the subject property in favor of “xx” in the amount of $xx which was recorded on xx.
The 1st installment of county taxes for 2023 is paid in the total amount of $2,373.52 which was good through 03/13/2023.
The 2nd installment of county taxes for 2023 is due in the total amount of $2,373.53 which was good through 10/31/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/08/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,731.07 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,210.73 with an interest rate of 8.990%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 09/08/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,731.07 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,210.73 with an interest rate of 8.990%. The current UPB reflected as per the payment history is $xx
As per the servicing comment dated 05/17/2022, the reason for default is illness of borrower due an accident.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per servicing comment dated 05/17/2022, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final 1003 application, the borrower “xx” was working at “xx”.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	XX	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails HPML test. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.188% exceeds APR threshold of 4.210% over by +4.978%. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,574.50 exceeds fees threshold of $8,106.18 over by +$468.32.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,500.00
Points - Loan Discount Fee paid by Borrower: $3,074.50.

Loan fails GSE (Fannie Mae public guidelines) QM APR threshold test due to APR calculated 11.175% exceeds APR threshold of 4.960% over by +6.215%.

Loan failed qualified mortgage APR threshold test due to APR calculated 11.175% exceeds APR threshold of 4.960% over by +6.215%.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $8,574.50 exceeds fees threshold of $8,106.18 over by +$468.32.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $5,500.00
Points - Loan Discount Fee paid by Borrower: $3,074.50.

This loan failed the HPML loan type test (Freddie Mac Bulletin 2009-17) due to ARMS with an Initial Period or Interest Only Period less than 7 years."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows that the loan had an early payment default (EPD). Further details are not available."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents"
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 11.175% exceeds APR threshold of 4.210% over by +6.965%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.188% exceeds APR threshold of 4.210% over by 4.978%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27547620	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,153.92	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	240	240	xx	xx	$140,503.78	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/15/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” instead of “xx”.
No active judgments or liens were found.
The 2nd installment of town taxes for 2024 is due in the total amount of $2,288.48 on 11/01/2023.
The 1st installment of town taxes for 2024 is paid in the total amount of $2,288.48 on 08/01/2023.
The annual water charges of the year 2023 have been delinquent in the amount of $718.28 which was due on 11/1/2023.	According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,442.28 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,568.68 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,442.28 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,568.68 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per the tape data, the subject property has been occupied by owner.
As per final application, the borrower has been the owner of xx. since 01/01/2001.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows SE income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Realtor search shows an estimated value at $xx. Current UPB $xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 07/xx/2021 reflects points - loan discount fee at $2,376. However, final CD dated 2,693.98 reflects points - loan discount fee at $2,693.98. This is an increase in fee of $317.98 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated 07/xx/2021 reflects the sum of Section C fees and recording fee at $1,255.00. However, final CD dated xx reflects the sum of Section C and recording fee at $1,459.50. This is a cumulative increase of $79.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $2,391.25 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21747909	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,402.14	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/15/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx” which was recorded on xx

The chain of assignments has not been provided. The mortgage is currently with the original lender “xx”. However, it should be with “xx”.

There are two junior hospital liens active against the subject borrower. The first was recorded on xx in the amount of $xx in favor of “xx” and the second was recorded on xx in the amount of $xx in favor of “xx”

The annual combined taxes for 2023 are due in the amount of $5,402.14 for 10/15/2023.

The water/sewer charge is due in the amount of $14.60 for 10/19/2023.

No delinquent taxes have been found for the prior year.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $1,128.45 with an interest rate of 3.250% which was applied for the due date of 9/1/2023. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $1,128.45 with an interest rate of 3.250% which was applied for the due date of 9/1/2023. The current UPB is $xx
No bankruptcy and foreclosure evidence has been found.
No evidence has been found regarding damage.
As per the final application, the borrower has been the owner of “xx” for 380 months.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows LP could not be re-run due to expired credit documents. Further details not provided."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96425614	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,687.47	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx
The chain of assignments is incomplete as the subject mortgage is with the original lender, “xx.”. However, the last assignee should be “xx”.
No active judgments or liens have been found.
The annual county taxes for 2022 were paid in the amount of $3,076.22 on 12/27/2022.
The annual school taxes for 2022 were paid in the amount of $3,207.08 on 12/15/2022.
The annual other taxes for 2022 were paid in the amount of $748.11 on 1/11/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $11,016.59 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $1,463.31 with an interest rate of 5.750%. The UPB as of the date mentioned in the updated payment history is $xx	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $11,016.59 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $1,463.31 with an interest rate of 5.750%. The UPB as of the date mentioned in the updated payment history is $xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been owner of xx for 6 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape defect suggests that the subject property was flipped and is an HPML, and the lender failed to order a second appraisal prior to closing. A second appraisal was ordered on 6/xx/2022, which is post-close. The original appraisal and CDA report reflect an appraised value of $xx. The review of the appraisal report shows the date of prior sales or transfers is 8/xx/2021, and the price of the prior sale or transfer was $xx. The current sale price is $xx. Appraiser analysis for the prior sale shows that, per CAD records, the subject was transferred for an undisclosed price. A xx search shows an estimated value of $xxK. Current UPB $xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage APR threshold test due to APR calculated 5.843% exceeds APR threshold of 5.280% over by +0.563%."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 5.843% exceeds APR threshold of 4.530% over by +1.313%. HPML disclosure signed by the borrower is missing from the loan documents.
Subject loan is escrowed.
Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 2)     "GSE QM APR Test fail due to, APR calculated 5.843% exceeds APR threshold of 5.280% over by +0.563%."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed Higher-Priced mortgage loan test due to APR calculated 5.884% exceeds APR threshold of 4.530% over by +1.354%. HPML disclosure signed by the borrower is missing from the loan documents.
Subject loan is escrowed.
																																																																																																								Subject loan is purchase case, originated on xx and the 1 year SOL is expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38236446	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,128.12	09/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	180	180	xx	xx	$39,873.96	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx” which was recorded on xx.
The chain of assignments has not been provided. The mortgage is currently with the original lender “xx” However, it should be with “xx”.
There is a prior mortgage active against the subject property in the amount of $xx in favor of “xx” which was recorded on xx
There is a prior UCC lien active against the subject property in favor of “xxC” which was recorded on xx. However, the amount is not listed for the above UCC lien.
No delinquent taxes have been found for the prior year.
According to the payment history as of 9/5/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $1,874.23 with an interest rate of 4.500% which was applied for the due date of 9/1/2023. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/5/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $1,874.23 with an interest rate of 4.500% which was applied for the due date of 9/1/2023. The current UPB is $xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, previously, the borrower worked at Self-Employed xx as a xxr for the period 9/3/2018 to 3/15/2020. Later, the borrower was unemployed for the period 3/15/2020 to 7/1/2021. Currently, the borrower has been working at xx as xx for 10 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Compliance Testing (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is after the Consummation date xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 10% tolerance test
Loan estimate dated  04/xx/2022 reflect Recording Fee at $122.00. However, CD dated xx reflects Recording Fee at $216.00.
This is a cumulative increase in fee of $ +$81.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx and the 3 year SOL is active.

Loan failed charges that Lender credits that cannot decrease test.
Initial LE dated 04/xx/2022 reflects Lender credits at $1,093.00 . However, final CD dated xx reflects Lender credits at $465.50. This is decrease of $627.50 for charges that cannot decrease test. COC for decrease in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx and the 3 year SOL is active."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation in file is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a Texas 50(a)(6) and was closed with PIW. FMV disclosure is available in the loan documents. A xx search shows an estimated value of $xxK. Current UPB $xx
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx % as the borrower’s income is $xx and total expenses are in the amount of $3,037.09 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73038542	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$4,129.48	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/18/2023, the subject mortgage was originated on xx with the lender xx. recorded onxx in the amount of $xx
The chain of assignments has not been provided. The current assignment is with xx  as a nominee for xx. It should be with xx
There is a prior mortgage against the subject property in favor of xx as nominee for xx. recorded on xx in the amount of $xx
There are 2 code violations against the subject property, with violation case #xx and case#xx. However, the amount of violation is not mentioned.
There are 3 permits against the subject property for replacing doors, repairs to the SFR, and two bathrooms due to fire with permit# such as permit#xx
There are three prior state tax liens against the borrower in favor of the xx recorded on different dates in the total amount of $xx
There is a state tax lien against the borrower in favor of the xx, recorded onxx, in the amount of $xx
The county taxes for 2022 have been paid in the amount of $4,129.49.
As per the latest payment history as of 9/14/2023, the borrower is current with the loan. The last payment was received on xx in the amount of $1,082.02 for the due date of 8/1/2023. The next due date is 9/1/2023. The current unpaid principal balance is $xx	Collections Comments:The loan is performing. As per the latest payment history as of 9/14/2023, the borrower is current with the loan. The next due date is 9/1/2023. The current unpaid principal balance is $xx
The loan has not been modified.
As per the final 1003, the borrower previously worked at “xx” as a xx from 12/1/2007 to 10/1/2018. Currently, the borrower has been working at “xx” as a xx since 11/1/2018.
No comment was found stating that the borrower’s income is impacted due to COVID-19. No damages have been found to the subject property. The subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	XX	3: Curable	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. The tape shows a rental income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL has expired."
																																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $4,891.90 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI ofxx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42478781	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$6,549.96	09/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/22/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
The chain of assignment is not complete. Currently, the loan is with the lender, xx. However, it should be with xx.
There are multiple prior judgments active against the borrower in favor of different plaintiffs in the amount of $24,709.81. All were recorded on different dates.
There are multiple code enforcement liens active against the borrower in the amount of $580.00. All were issued on different dates. However, the property address is not mentioned in supporting document.
There are multiple prior criminal judgments active against the borrower in the favor of xx in the amount of $1,684.00. All were recorded on different dates.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/9/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on xx in the amount of $979.21 which was applied for the due date of 9/1/2023. The current P&I is $979.21 and interest rate is 3.250%. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 9/9/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is $xx
As per the final application, the borrower has been working at xx as xx for 21 years.
As per comment dated 1/8/2022, subject property is occupied by the unknown.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income is $xx and total expenses are in the amount of $1,804.80. AUS report is missing from the loan documents."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan is not salable to agency due to the BWR defaulted early on the loan (EPD). Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.
																																																																																																							Settlement Services Provider List is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65105854	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,891.47	09/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/20/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments has not been completed. The current mortgage is with “xx”. However, it should be with “xx”.
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx which was recorded on xx with the instrument | Book/Page# xx
No active liens and judgments have been found against the borrower and subject property.
The 1st and 2nd installments of county taxes for 2023/2024 are due in the total amount of $2,891.47 on 12/11/2023 & 04/10/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,578.04 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,003.49 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,578.04 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,003.49 with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated 01/30/2023, the property is owner-occupied.
As per collection comment dated 04/05/2023, the FEMA disaster was declared from 02/21/2023 to 07/02/2023 for severe, winter storm and straight. CCs do not show damages.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower “xx” has been working at “xx” as an “xx” since 09/24/2018.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails the HPML test. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 4.549% exceeds APR threshold of 4.420% over by +0.129%. The subject loan is escrowed."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at xx%. Tape shows all exception requests for manual UW downgrades have all been denied. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The closing disclosure dated xx delivery date is less than six business days before the consummation date xx

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 does not reflect State Housing Review Fee. However, FCD dated xx reflects State Housing Review Fee at $275.00. This is an increase in fee of $275.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 reflects Funding, Wire, or Disbursement Fee at 250.00. However, FCD dated xx reflects Funding, Wire, or Disbursement Fee at $400.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 reflects Tax Service Fee at 75.00. However, FCD dated xx reflects Tax Service Fee at $80.00. This is an increase in fee of $5.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 reflects Appraisal Fee at 525.00. However, FCD dated xx reflects Appraisal Fee at $700.00. This is an increase in fee of $175.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.549% exceeds APR threshold of 4.420% over by +0.129%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed CA AB 260 higher-priced mortgage loan test due to an APR calculated at 4.549% exceeds APR threshold of 4.420% over by +0.129%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed.

																																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.536% Exceeds APR threshold of 4.420% Over By +0.116%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2115	Not Applicable
16177827	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,991.76	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/21/2023, the subject mortgage was originated on xx in the amount of $xx with xx, and it was recorded on xx.
The chain of assignments is incomplete. The loan is currently assigned with xx.
There is a prior mortgage originated on xx in the amount of $xx with xx., and it was recorded on xx
There are multiple judgment open against the borrower in the amount of $101,368.52 with multiple plaintiffs which were recorded on different dates.
There is a prior child support lien against xx which was recorded on xx in the amount of $xx.
There is a state tax lien of ‘xx’ against the borrower ‘xx’ in the amount of $xx which was recorded on xx. First, second & third quarters of town taxes for 2023 have been paid off in the total amount of $11,184.67 on xx respectively.
Annual combined taxes for 2022/23 were due on 1/9/2023 in the total amount of $4,495.88.
Annual combined taxes for 2022/23 were due on 5/25/2023 in the total amount of $4,495.88.
As per updated title report, no prior year taxes are delinquent.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,121.64 which was applied to the due date of 9/1/2023. The current rate of interest is 5.125 % and the current UPB is $xx	Collections Comments:The loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,121.64 which was applied to the due date of 9/1/2023. The current rate of interest is 5.125 % and the current UPB is $xx
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx as a xx for 19.0 years
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Closing_Disclosure violations (Lvl 3) "The subject is NOO. Tape shows a defect as a closing disclosure discrepancy. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22770083	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,432.00	09/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	1.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,181.01	01/01/2018	Financial Hardship	As per review of the latest updated title report dated 9/18/2023, the subject mortgage was originated on xxin the amount of $ xx in the favor of xx., which was recorded on xx. The chain of assignments is incomplete. The mortgage is currently with xx. It should be with xx. No active judgments or liens against the borrower or subject property. 1st, 2nd, and 3rd town & utility taxes for 2023 have been paid in the amount of $6,551.53. 1st, 2nd, and 4th town taxes for 2023-2024 have been due in the amount of $6,340. No prior year delinquent taxes have been found.	As per the review of the latest payment history, as of 9/13/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $1,929.52 with interest rate of 5.000% and P&I $1,181.01 for the due date of 9/1/2023. The next due date is 10/1/2023. The current UPB reflected is in the amount of $xx	Collections Comments:The current status of the loan is performing. As per the review of the latest payment history, as of 9/13/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $1,929.52 with interest rate of 5.000% and P&I $1,181.01 for the due date of 9/1/2023. The next due date is 10/1/2023. The current UPB reflected is in the amount of $xx. The comment dated 10/07/2021, the subject property is owner occupied. No foreclosure activity has been found. No details related to the bankruptcy have been found. No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	A loan Modification agreement was made between borrower and lender on the effective date of xx. The borrower had given a promise to pay an UPB of $xx at an interest rate of 5.000% with a P&I of $1,181.01 with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of xx. There is balloon provision with loan modification.	Affiliated Business Disclosure	XX	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan fails the GSE guidelines test. Infinity compliance results also show that the loan failed the GSE points and fees test."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed Prohibited Fees Test due to fees charged $1,120.00 exceeds fees threshold of $0.00 over by +$1,120.00.
The below fees were included in this test:
Mortgage Insurance Application Fee paid by Borrower: $525.00
Application Fee paid by Borrower: $595.00."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27077374	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,348.22	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/16/2023 shows that the subject mortgage was originated onxx and recorded on xx in the amount of $xxin favor of “xx” The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”. However, it should be “xx”. No active judgments or liens were found. The annual installment of combined taxes for 2022 was paid in the amount of $2,336.22 on 08/08/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,350.24 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $1,194.88 with an interest rate of 5.125%. The current UPB is reflected on tape in the amount of $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,350.24 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $1,194.88 with an interest rate of 5.125%. The current UPB is reflected on tape in the amount of $xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller tape data as of 07/31/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, the borrower was previously working at “xx” for the period 06/22/2020 to 02/18/2022. Later, the borrower started working at “xxc” on 02/21/2022 as an "xx ".
The loan was originated on xx and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2306	Not Applicable
27546162	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,744.24	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.550%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Streamline Refinance	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 9/20/2023 shows that the subject mortgage was originated on xxand recorded on xx in the amount of $xx in favor of "xx".
The chain of assignments is incomplete. Currently, assignment is with an original lender, “xx". It should be “xx”. 1. There is a credit card judgment against the subject borrower in the amount of $xx, recorded on xx, in favor of ‘xx’. 2. There is a hospital judgment against the subject borrower in the amount of $750.02 in favor of “xx” that was recorded on xx
The combined taxes for 2022 (2nd installment) are due in the amount of $872.12.
The combined taxes for 2022 (1st installment) are paid off in the amount of $872.12.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/1/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023. The next due date for the payment is 10/1/2023. The P&I is $524.63, the interest rate is 3.125%, and the PITI is $850.25. The UPB is $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 9/1/2023, the borrower is current with the loan, and the last payment was received on xx, which was applied for 9/1/2023. The next due date for the payment is 10/1/2023. The UPB is $xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage. As per comment dated 3/6/2023, reason for default is death of family member. The comment dated 3/9/2023 shows that subject property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with a P&I of $1,082.13 and an interest rate of 9.55%. The stated maturity date is xx. However, the payment history as of 9/6/2023 shows the current P&I is $524.63 and the interest rate is 3.125%. Also, tape data shows loan has been modified in 2010. There is a reduction in P&I and interest rates with respect to note data, which seems that there would be a possible modification. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Note Notice of Servicing Transfer Origination Appraisal	XX	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. Also, the modification document along with the LNA is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "CE Exception test failed"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is Moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA test failed."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan type is ARM. Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
80213678	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,175.92	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.120%	360	360	xx	xx	$8,891.84	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$575.00	08/01/2020	Financial Hardship	The review of the updated title report dated 09/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xxin favor of “xx”

The chain of the assignments has not been completed. The last assignment is with lender, “xx”. However, it should be with "xx".

No active liens and judgments have been found against borrower and property.
The county taxes for 2023 is due on 1/5/2024 in the amount of $1,175.92.
No prior year delinquent taxes have been found.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $575.00 and PITI is $780.12. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $575.00 and PITI is $780.12. The UPB reflected as per the payment history is $xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of $575.00 with the new fixed interest rate of 4.625% beginning from xx to the new maturity date of xx	Credit Application Origination Appraisal	XX	3: Curable	* Compliance Testing (Lvl 3) "Tape shows compliance flag and loan does not meet federal guidelines. Infinity CE also failed the federal TILA and NC rate spread home loan lending policies tests."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of 12.250% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of 7.350% and 7.630% over +4.900% and +4.624%, respectively.

This loan failed the documentation type test. The loan is a rate spread home loan and the document type is No Asset Verification.

This loan failed the DTI provided test. The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $452,752.13 exceeds disclosed finance charge of $452,972.84 over by -$220.71.

Loan failed TILA Foreclosure Rescission Finance charge of $452,752.13 exceeds disclosed finance charge of $452,972.84 over by -$220.71."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
8994262	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,561.43	08/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	300	300	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Streamline Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	xx	xx	xx	$785.53	06/01/2019	Financial Hardship	As per the review of the updated title report dated 09/20/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $81,219.46 in favor of “xx”.
The chain of assignments is incomplete; the current assignee is "xx" instead of “xx”.
No active judgments or liens were found.
The annual combined taxes for 2022 were paid in the amount of $2,561.43 on 01/11/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,072.27 which was applied for the due date of 08/01/2023. The current monthly P&I is $785.53 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/31/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,072.27 which was applied for the due date of 08/01/2023. The current monthly P&I is $785.53 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx
As per the servicing comment dated 08/30/2023, the reason for default is curtailment of income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per servicing comment dated 06/30/2023, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx with P&I of $804.87, a rate of interest of 4.875% and a maturity date of xx. The current P&I, as per the latest payment history as of 08/31/2023 is $785.53, and the rate of interest is 4.875%. The current UPB is reflected as per the payment history is $xx. The modification report located at “xx” indicates the modification was made on xx with a rate of interest 4.875% and P&I $785.53. However, the loan modification document is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	XX	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing from the loan file. The affidavit of lost note is not available in the loan file. The loan has been modified. However, the loan modification document is missing from the loan file."	* Compliance Testing (Lvl 3) "Tape shows the loan is unable to test compliance as the final HUD-1 is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Tape shows the DTI is xx. Further details not provided."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
44754174	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$119.33	09/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx favor of xx.
The chain of assignments is not provided. The current assignment is with the original lender xx. However, it should be with xx.
No active liens and judgments have been found.
No prior years delinquent have been found.
According to the payment history as of 9/11/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of PITI $691.59 which includes the P&I of $691.59, which was applied to the due date of 9/1/2023. The current rate of interest is 5.00% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/11/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed in the loan file.
As per the application, the borrower has been working at xx as a xx for 24 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is a non-compliant, higher-priced loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 6.186% exceeding the APR threshold of 5.530% by +0.0656%. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant, higher-priced loan. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. The tape shows the employment discrepancy that the borrower retired after closing. Further details were not provided. Lender defect: The subject loan originated on xx and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test due to,
Loan estimate dated 6/xx/2019 reflect Transfer Taxes at $381.00. However, CD dated xx reflects Transfer Taxes at $405.00. This is increase in fee of +$24.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx and the 1 year SOL is expired.

Loan failed charges than in total cannot increase more than 10% tolerance test due to,
LE dated 6/xx/2019 reflects the sum of Section C fees and Recording fee at 260.00. However, CD dated 8/xx/2019 reflects the sum of Section C and Recording fee at $291.00. This is a cumulative increase of +$5.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on 8/xx/2019 and the 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.186% exceeds APR threshold of 5.530% over by +0.656%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land.
As per the appraisal report located at “xx_indexed page#29”, the subject property is a manufactured home.  The ALTA 7 endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. However, the affidavit of affixation document is available at “xx” which shows the subject property has been affixed to the land with VIN#xx"
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.81% as the borrower’s income is $3,250.80 and total expenses are in the amount of $1,521.86 and the loan was underwritten by DU (Locator# xx_indexed page#73) and its recommendation is Approve/Eligible with a DTI of 46.81%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38894357	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$889.54	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/20/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx.
There is prior mortgage active against the subject property in favor of City of xx in the amount of $xx which was recorded on xx.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/8/2023, the borrower is current with the loan and next due date is 10/1/2023. The last payment was received on xx in the amount of $460.38 which was applied for the due date of 9/1/2023. The current P&I is $318.05 and PITI is $460.38. The UPB is $xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/8/2023, the borrower is current with the loan and next due date is 10/1/2023. The UPB is xx
As per the final application, the borrower is a xx.
Covid-19 attestation is located at “xx”.
As per comment dated 1/20/2023, subject property is occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 5/xx/2020 delivered on 6/xx/2020 which is more than 3 business days from initial application date 5/xx/2020. Subject loan is a refinance, originated on xx and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan is uninsurable due to the fact that the original appraisal report dated 6/xx/2020 was more than 120 days from closing. However, an appraisal update was provided prior to closing. Further details not provided. A xx search shows an estimated value of $xxK. Current UPB $xx
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower income is $xx and total expenses are in the amount of $540.90 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI ofxx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42016601	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$21,156.88	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	$104,372.90	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/27/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $20,604.48 on 11/06/2022.
The 1st and 2nd installments of 2023 taxes for 2023 are due in the total amount of $21,156.88 on 12/11/2023 and 04/10/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $4,236.58 which was applied for the due date of 09/01/2023. The current monthly P&I is $4,236.58 with an interest rate of 2.75%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $4,236.58 which was applied for the due date of 09/01/2023. The current monthly P&I is $4,236.58 with an interest rate of 2.75%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per final application, the borrower “xx” has been working at “xx” as a “xx” for 24 years. The co-borrower “xx” has been working at “xx as a “xx” for 11.2 years.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at xx%. The tape shows that the recalculated DTI of xx% is excessive. Further details were not provided. BRW1 is SE with a monthly income of xx. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for initial CD dated xx. Document tracker is missing and 3 business days were added to get the receipt date xx, which is less than 3 business days before the consummation date of xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Foreclosure Rescission Finance Charge Test. Finance charge disclosed on final CD as $510,428.85. Calculated finance charge is $510,498.85 for an under disclosed amount of -$70.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the 3 year SOL is active.

TRID total of payment disclosed on final CD as $1,549,532.85. Calculated total of payments is $1,549,657.85 for an under disclosed amount of -$125.00. The disclosed total of payments of $1,549,532.85 is not considered accurate because it is understated by more than $100 and the provided reimbursement amount of $0.00 is not sufficient to cure the inaccuracy."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 01/xx/2021 does not reflect points-loan discount fee. However, final closing disclosure dated 03/xx/2021 reflects points-loan discount  fee at $22,005.00. This is an increase in fee of +$22,005.00 for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is refinance case, originated on 03/xx/2021 and the 3 year SOL is active."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2293	1488
45476070	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$14,316.44	09/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/19/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx.
The chain of assignments has not been provided as the subject mortgage is with the original lender,  xx
There are multiple state tax liens against the borrower xx in favor of xx of $xx, which were recorded on different dates.
There is DOJ lien against the borrower xx in the amount of $xx in favor of department of justice which was recorded on xx
There are two ECB liens against the borrower "xxi"  which in favor of xx which was recorded on xx.
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 9/12/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $4,760.48(PITI) and was applied to the due date of 9/1/2023. The monthly P&I is $3,466.73, and the interest rate is 2.999%. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/12/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $4,760.48(PITI) and was applied to the due date of 9/1/2023.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx  as a xx for 2.3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. The tape shows the secondary employment history used by the lender is not acceptable, and the lender miscalculated rental income. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $431,818.01. Calculated finance charge is $451,819.73 for an under disclosed amount of -$20,001.72.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TILA APR test due to APR calculated 3.044%  decrease APR threshold of 3.239%  under by -0.195% .HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test
Loan estimate dated 12/xx/2020 does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $632.
This is a cumulative increase in fee of $ +$2,483.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $6,524.01 and the loan was underwritten by LP (Locator# xx9) and its recommendation is “Accept/Eligible” with a DTI of xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34691286	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$18,126.17	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xxin favor of xx
The chain of assignments is not provided. The current assignment is with the original lender xx. However, it should be with xx
There is a junior mortgage against the subject property in favor of xx for the amount of $xxwhich was recorded on xx
There are four prior notices of special tax liens against the subject property in favor of the City of xx for the total amount of $xx which were recorded on different dates xx.
There are four prior real estate tax liens against the borrower xx in favor of the Tax Collector of the County of xx, state ofxx for the amount of $xx which were recorded on different dates xx respectively. However, the subject property address is not mentioned in all supportive documents.
There was a permit against the subject property with permit# xx for a residential plumbing permit and the status of the permit is expired.
There are three prior state tax liens against the borrower Denise Lewis for the amount of $xx in favor of the xx which were recorded on xx respectively. However, the SSN mentioned in the supportive document does not match the borrower’s SSN.
There is a prior mechanic lien against the subject property in favor of xx which was recorded on xx
No prior year's delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of PITI $2,915.79 which includes the P&I of $2,894.75, which was applied to the due date of 9/1/2023. The current rate of interest is 2.250% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx
As per the collection comment dated 2/14/2023, the borrower was on a COVID-19 FB plan which ended on 4/30/2023. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 4/3/2023, the subject property is occupied by the owner.  As per the collection comment dated 2/13/2023, the subject property is located in the FEMA disaster area (Severe Winter Storms, Flooding) which occurred on 12/27/2022 and ended on 4/14/2023. CCs do not show any damage.
As per the application, the borrower worked at xx as a xxr from 12/1/2018 to 5/1/2020. Currently, the borrower has been working at xx as a xx for 4 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $5,853.51 and the loan was underwritten by DU (Locator: xx) and its recommendation is Approve/Ineligible with a DTI ofxx%. The subject loan originated on xx, and the 3-year SOL is active and will expire within 3 days."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $25,433.11 exceeds fees threshold of $21,931.36 Over by +$3,501.75.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $14,200.00
Points - Loan Discount Fee paid by Borrower: $10,178.11
Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $25,433.11 Fees threshold $21,931.36 Over By +$3,501.75

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $14,200.00
Points - Loan Discount Fee paid by Borrower: $10,178.11
Underwriting Fee paid by Borrower: $1,055.00"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. The tape shows undisclosed $1,299 monthly Toyota Motor debt resulted in a revised DTI of xx. Borrower defect. The subject loan originated on 1xx, and the 3-year SOL has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2128	Not Applicable
88272685	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,349.84	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/20/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx
There is no chain of assignment. Currently, the loan is with the original lender, xx.However, it should be with xx.
There is prior judgment active against the borrower in favor of County of xx which was recorded on xx. However, the amount of judgment is not available in supporting document.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on xx in the amount of $3,658.86 which was applied for the due date of 8/1/2023. The current P&I is $2,796.38 and PITI is $3,658.86. The UPB is $xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is $xx
As per the final application, the borrower has been working at xx as a xx for 23.2 years.
As per comment dated 9/6/2023, subject property is occupied by the owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows the base income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx and the 3 year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 04/xx/2021 reflects Appraisal Fee at $475.00. However, final CD dated xx reflects Appraisal Fee at $675.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that Lender credits that cannot decrease test.Initial loan estimate dated 04/xx/2021 reflects Lender credits at $4,779.00. However, final CD dated xx reflects Lender credits at $2,251.16. This is decrease of $2,527.84 for charges that cannot decrease test. COC for decrease in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the 3 year SOL is active."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI ofxx%, the borrower’s income was $xx and total expenses are in the amount of $6,081.39 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56985357	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,024.12	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.615%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/18/2023, the subject mortgage was originated on xx and was recorded on xxin the amount of $xx in favor of “xx”.
The chain of assignments has not been completed. The current mortgage is with “xx”. However, it should be with “xx”.
There is civil judgment found against the borrower in favor of “xx” in the amount of $xx which was recorded on xx prior to the subject mortgage.
The 1st and 2nd installments of town taxes for 2024 are due in the total amount of $6,012.06 on 05/01/2024.
The 4th installment of town taxes for 2023 is due in the total amount of $3,145.88 which are good through 11/01/2023.
The 1st, 2nd and 3rd installments of town taxes for 2023 were paid in the total amount of $8,878.24 on 08/08/2023.
The 2023 utilities annual taxes have been delinquent in the amount of $140.61 which were good through 09/30/2023.
The 2023 water annual taxes have been delinquent (Shut off: Active) in the amount of $140.61 which were due on 09/21/2023.	According to the payment history as of 09/06/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,013.81 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,925.41 with an interest rate of 2.615%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/06/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,013.81 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,925.41 with an interest rate of 2.615%. The current UPB reflected as per the payment history is $xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
The subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower “xx” has been working at “xx” as a controller since 07/06/2015.
The loan was originated on 08/20/2021 and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test. The following fee is included in the test:
Title- CPL Fee paid by Borrower: $75.00"
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan closed with PIW. The tape shows that the automated collateral evaluation (ACE) requirements were not met. The subject loan was evaluated by the LPA and received a risk classification of "Accept." Appraised value at $xxK. Current UPB at $xx. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 07/xx/2021 does not reflect Mortgage Broker Discount Fee (NJ only). However, CD dated xx reflects Mortgage Broker Discount Fee (NJ only) at $6,697.68. This is an increase in fee of $6,697.68 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan file. The subject loan is a purchase, originated on xx and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2395	Not Applicable
60085960	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,024.02	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.444%	360	360	xx	xx	$55,709.87	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/21/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx” instead of “xx”.
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $4,024.02 on 10/25/2022 and 05/01/2023.
The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $4,170.96 on 11/01/2023 and 05/01/2024.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,276.69 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,738.30 with an interest rate of 2.440%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,276.69 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,738.30 with an interest rate of 2.440%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
As per the final 1003 application, the borrower was previously working at “xx” for the period 12/15/2015 to 12/15/2019. Later, the borrower started working at “xx.” on 01/15/2020 as a "xx". Later on, the borrower joined at “xx” as a “xx” for 08 months.
The loan was originated on xxand the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. The tape shows borrower was not employed prior to closing. Further details not provided. BWR defect. Subject loan originated on xx, and the 3 year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47264417	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$5,937.82	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.880%	360	360	xx	xx	$78,357.70	Conventional	Fixed	Cash Out	xx	xx	Streamline Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
The assignment chain has not been completed. The current mortgage is with “xx”. However, it should be “xx”.
No active judgments or liens were found.
The 2nd installment of county taxes for 2024 is due in the amount of $2,968.91 on 02/02/2024.
The 1st installment of county taxes for 2024 was paid in the amount of $2,968.91 on 09/15/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $4,449.54 (PITI), which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $1,442.59 with an interest rate of 2.750%. The current UPB is reflected on tape in the amount of $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 09/01/2023, the borrower is performing with the loan and the next due date is 09/01/2023. The last payment was received on xx in the amount of $4,449.54 (PITI), which was applied for the due date of 08/01/2023. The monthly P&I is in the amount of $1,442.59 with an interest rate of 2.750%. The current UPB is reflected on tape in the amount of $xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
This conventional fixed-rate mortgage originated on xx with a P&I of $3,712.96, a rate of interest of 10.88000%, and a maturity date of xx. The current P&I as per the latest payment history as of 09/01/2023 is $1,442.59, and the rate of interest is 2.750%. The tape data indicates the latest modification was made on xx. However, the loan modification document is missing from the loan file. However, as per the prior modification document located at “xx" the deferment amount is $xx and the prior deferment amount is $xx.
 No information has been found related to damage or repairs.
As per the seller’s tape data as of 07/31/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed-rate mortgage originated on xx with a P&I of $3,712.96, a rate of interest of 10.88000%, and a maturity date of xx. The current P&I as per the latest payment history as of 09/01/2023 is $1,442.59, and the rate of interest is 2.750%. The tape data indicates the latest modification was made on xx. However, the loan modification document is missing from the loan file. However, as per the prior modification document located at “xx" the deferment amount is $xx and the prior deferment amount is $xx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows compliance flag (Federal Guidelines). Further details not provided."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the ME Title 9-A Subprime Mortgage Loan DTI Provided Test. The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any subprime mortgage loan.

This loan failed the ME Title 9-A Subprime Mortgage Loan Documentation Type Test. The loan is a subprime mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $954,418.40 exceeds disclosed finance charge of $955,008.02 over by -$589.62.

Loan failed TILA Foreclosure Rescission Finance charge of $954,418.40 exceeds disclosed finance charge of $955,008.02 over by -$589.62."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maine. The following state disclosures are missing in the loan file;
Choice of Insurance Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
2837083	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,111.72	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/21/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”. The chain of assignments has not been completed. The current mortgage is with “xx”. However, it should be with “xx”. No active liens and judgments have been found against the borrower and subject property. The 1st and 2nd installments of county taxes for 2023 are due in the total amount of $3,267.78 on 11/01/2023 & 05/01/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,127.00 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,745.66 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,127.00 which was applied for the due date of 09/01/2023. The current monthly P&I is $1,745.66 with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.
As per the servicing comment dated 08/02/2022, the reason for default is other.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated 08/24/2023, the property is owner-occupied.
No comments have been found stating the borrower's income was impacted by Covid-19.
As per final application, the borrower “xx” has been working at “xx” as a “xx” since 26 years and the co-borrower “xx” has been working at “xx" as an “xx” since 19 years.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the GUS report did not reflect accurate cash to close, and the issue remained unresolved between the investors. LP reflects the total assets available at IAO $xx, which satisfies the cash to close requirement of $xx" * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2363	2359
60516679	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	08/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	$32,282.84	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of xx
The chain of assignments is not provided. The current assignment is with the original lender xx. However, it should be with xx
There is an active prior mortgage against the subject property in favor of xx for the amount of $xx0 which was recorded on xx
No active liens and judgments have been found.
The tax details are not available.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/01/2023. The last payment was received on xx in the amount of PITI $1,231.33 which includes the P&I of $11.61, which was applied to the due date of 8/1/2023. The current rate of interest is 2.990% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/01/2023. The current UPB is $xx
As per the collection comment dated 1/1/2022, the borrower's income was impacted by Covid-19. The borrower was approved for the FB plan which started on 3/1/2021 and ended on 2/1/2022.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 8/31/2023, the subject property is occupied by the owner. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower worked at xx as a xx from 7/1/2018 to 9/1/2018. Later, the borrower worked at xx as a xx from 11/9/2018 to 10/23/2019. Currently, the borrower has been working at Axx as a xxfor 10 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at $xx. Current UPB is $xx
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 45.440%. The tape shows an income miscalculation as BWR works a fluctuating hour and averaged-out income pushes the DTI to xx%. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 2/xx/2020 reflects Points - Loan Discount Fee at $3,326.00. However, CD dated xx reflects Points - Loan Discount Fee at $8,685.98. This is an increase in fee of +$5,359.98 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a refinance, originated on xx and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $9,633.98 exceeds fees threshold of $6,177.72 over by +$3,456.26.
The below fees were included in the test:
Loan Origination Fee paid by borrower: $948.00
Points - Loan Discount Fee paid by borrower: $8,685.98

Loan fails qualified mortgage lending policy points and fees test due to fees charged $9,633.98 exceeds fees threshold of $6,177.72 over by +$3,456.26.
The below fees were included in the test:
Loan Origination Fee paid by borrower: $948.00
Points - Loan Discount Fee paid by borrower: $8,685.98"
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $1,969.07 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9283700	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$709.90	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$461.95	12/01/2022	Financial Hardship	The review of the updated title report dated 09/21/2023 shows that the subject mortgage was originated on xx and recorded on xxin the amount of $xxin favor of “xx”.

The chain of the assignments has not been provided. However, the current assignment is with lender, “xx”. However, it should be with "xx".

There is a prior  UCC security agreement against the subject property in favor of “xx” in the amount of $11,229.47 originated onxx which was recorded on xx.

The water charges for 2023 are delinquent in the total amount of $83.88 which are payable through 9/30/2023.
According to the payment history as of 9/11/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $461.95 and PITI is $1,039.55. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/11/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $461.95 and PITI is $1,039.55. The UPB reflected as per the payment history is $xx
As per the comment dated 10/4/2022, the borrower income was impacted by COVID-19. As per the comment dated 10/12/2022, the servicer FB plan started from 8/1/2022 to 10/1/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a xx for 24 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of $xx. The borrower promises to pay the new modified P&I of $461.95 with the new fixed interest rate of 2.875% beginning from xx to the new maturity date of xx	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows BWR was not employed at the time of closing, and the lender omitted the auto debts without supporting documentation. Revised income of $xx pushes the DTI to xx%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. xx search shows the subject valued at $xx. Current UPB is $xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3) "Hazard insurance disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed ComplianceEase delivery and timing test for Revised CD datedxx. Document tracker is missing and 3 business days were added to get receipt datexx which is after the Consummation date xx
This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $67,391.75. Calculated finance charge is $67,441.96 for an under disclosed amount of -$50.21. Reason for Finance charge under disclosure is unknown as the fee itemization is missing."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to Fees charged $4,390.00 Exceeds Fees threshold of $3,662.63 Over by +$767.37.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $4,390.00

Loan failed qualified mortgage lending policy points and fees test due to Fees charged $4,390.00 Exceeds Fees threshold of $3,662.63 Over by +$767.37.
The below fees were included in the test:
																																																																																																								Points - Loan Discount Fee paid by Borrower: $4,390.00"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79760881	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	09/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/19/2023, the subject mortgage originated on xxand was recorded on xx in the amount of $xx in favor of “xx” The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx.” However, it should be "xx.” No active judgments or liens were found. The annual combined taxes for 2022 were exempt in the amount of $0.00 on 01/31/2023. The annual combined taxes for 2023 were exempt in the amount of $0.00 on 01/31/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/11/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $549.41 which was applied for the due date of 09/01/2023. The current monthly P&I is $476.37 with an interest rate of 2.25%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/11/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $549.41, which was applied for the due date of 09/01/2023. The current monthly P&I is $476.37 with an interest rate of 2.25%. The current UPB reflected as per the payment history is $xx
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated 02/28/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
The loan was originated on 09/09/2021, and the COVID-19 attestation is located at “xx.".
As per the final application, the borrower, xx, is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Finance Charge test due to Calculated Finance charge of $49,703.22 exceeds disclosed Finance charge of $ $50,178.72 over by -$475.50. Reason for Finance charge under disclosure is unknown as the Fee.Subject loan is a refinance, originated onxx and the SOL is 3 years.

Loan failed TILA Foreclosure Rescission Finance charge of $49,703.22 5 exceeds Disclosed Finance charge of $50,178.72 over by $475.50 Subject loan is a refinance, originated on xx and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx. Revised LE dated 04/xx/2021 reflects Lender Credit at $1995, however, Final CD dated reflects Lender Credit at $0.00 this is decrease of +$834.50 for fee which has 0% tolerance test.Subject loan is a refinance, originated on xx  and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a VA refinance. Tape shows the loan is uninsurable due to an entitlement error. Further details not found."
* MI, FHA or MIC missing and required (Lvl 3)     "VA Guaranty certificate is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2337	Not Applicable
53358023	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$197.84	$2,629.04	08/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/20/2023, the subject mortgage was originated on xxand was recorded on xx in the amount of $xxin favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx".
There is child support lien found against the subject borrower in favor of “xx”, which was recorded on xx. However, the lien amount is not mentioned on the supporting document.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $2,629.04 on 12/12/2022 and 04/10/2023.
The annual county taxes for 2000 supplemental have been delinquent in the amount of $197.84, good through 09/19/2023.	According to the payment history as of 08/31/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,067.98 which was applied for the due date of 08/01/2023. The current monthly P&I is $756.78 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/31/2023, the borrower is performing with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,067.98 which was applied for the due date of 08/01/2023. The current monthly P&I is $756.78 with an interest rate of 2.625%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 04/07/2023, the subject property is owner occupied.
Final application is missing. Hence, unable to confirm the current employment details
The loan was originated on xx. However, Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial 1003_Application Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	XX	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/LP report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. The tape shows undisclosed debt of $767.00 was not disclosed prior to closing, which results in a revised DTI of xx%. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2330	Not Applicable
46198914	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	08/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/19/2023, the subject mortgage was originated on xx in the amount of $xx in the favor of xx
The chain of assignments is incomplete. The mortgage is currently with xx. It should be with xx
No active judgments or liens against the borrower or subject property.
Annual county taxes for 2023 have been exempt.
No prior year delinquent taxes have been found.
As per review of the latest payment history as of 9/13/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $1,616.56 with an interest rate of 3.500%, and P&I is $1,616.56 for the due date of 9/1/2023. The next due date is 10/1/2023. The current UPB reflected is in the amount of $xx	Collections Comments:The current status of the loan is performing.

As per review of the latest payment history as of 9/13/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $1,616.56 with an interest rate of 3.500%, and P&I is $1,616.56 for the due date of 9/1/2023. The next due date is 10/1/2023. The current UPB reflected is in the amount of $xx

The comment dated 12/19/2022 shows that the subject property is owner occupied.

The loan was originated on 10/21/2022. Covid-19 attestation is located at xx

As per the final 1003, the borrower has been the owner of xx  for 26 years.

No foreclosure activity has been found.

No details related to the bankruptcy have been found.

No damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "A review of the appraisal report and tape shows the subject property is a 101-year-old cooperative unit. The appraisal report shows the subject as-is, with property condition C5. The appraisal report shows that throughout the unit, deferred maintenance was observed, including, but not limited to, cracked plaster walls, cracked tile floors in baths, damaged hardwood, and other items such as appliances and bath fixtures that are at the end of their economic life. The 1004D/Completion report for repairs noted is missing from the loan documents. The estimated cost of the repairs is not provided. A xx search shows an estimated value of $xxk. Current UPB: $xx. Elevated for client review."
* Mortgage Not Recorded (Lvl 4) "As per tape data, the subject mortgage was originated on xx, but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows subject SECI not recorded. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2021 reflects Points - Loan Discount Fee and Appraisal Fee at $3,676.00 and $500.00. However, CD dated xxreflects Points - Loan Discount Fee and Appraisal Fee at $6,825.60 and $740.00 . This is an increase in fee of +$3,389.60 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57715569	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,024.08	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/19/2023, the subject mortgage was originated on xx in the amount of $xx in the favor of "xx".
which was recorded on xx under Instr# xx. The chain of assignment is not completed. No active liens or judgments were found against the borrower or subject property. The combined taxes for 2022 have been paid in the total amount of $10,024.08 on 12/19/2022.
No prior-year delinquent taxes have been found.
According to the payment history as of 9/23/2023, the borrower is performing with the loan, and the next due date is 11/1/2023. The last payment was received on xx in the amount of $3,634.58, which was applied for the due date of 10/1/2023. The current P&I is $2,020.99, and the current PITI is $3,634.58, with an interest rate of 4.125%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the payment history as of 9/23/2023, the borrower is performing with the loan, and the next due date is 11/1/2023. The current UPB reflected as per the payment history is $xx
The loan is performing.
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
As per the final 1003, the borrower has been the xx of xx for 186 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per Pacer, the debtor filed bankruptcy on xx under chapter-7. The case was discharged and terminated on 06/15/2016. The last filed date was 06/18/2016.	Not Applicable	Good Faith Estimate HUD-1 Closing Statement Missing Dicsloures Missing or error on the Rate Lock	XX	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is not hand signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. The tape shows the MI coverage was rescinded on the loan as the BWR's income could not be verified. Also, the BWR defaulted early on the loan. Further details not provided. Lender defect. The subject loan originated on 3/xx/2015, and the 3-year SOL expired."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is not signed by the borrower."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is not signed by the borrower."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects closing date as xx. Notary's signature on mortgage is xx. Note date is xx."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89680034	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$8,250.80	08/24/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/18/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of xx
The chain of assignments is not provided. The current assignment is with the original lender MERS as the nominee for xx. However, it should be with xx
There is a open notice of code violation against the subject property in favor of the xx County Regulatory and Economic Resources Department for the amount of $500.00 which was recorded on xx
No prior years delinquent have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of PITI $2,889.79, which includes the P&I of $1,719.0 which was applied to the due date of 8/1/2023. The current rate of interest is 3.875% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 6/14/2023, the subject property is occupied by the owner. No comments pertaining to damage to the subject property have been observed in the loan file.
As per the application, the borrower has been working at xx. as an xxr for 39 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as OO. Tape shows occupancy misrepresentation. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $11,113.13 Exceeds Fees threshold of $10,898.98 Over by +$214.15.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,058.13
Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $11,113.13 Exceeds Fees threshold of $10,898.98 Over by +$214.15.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $10,058.13
Underwriting Fee paid by Borrower: $1,055.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at DTI xx%. The tape shows borrower income misrepresentation, which may push DTI higher. The review of documents show borrower switched to being a full time W2 employer at the start of 2020. Paystub was provided along with a WVOE from employer showing this the case. Lender defect. The subject loan was originated on xx, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in Lender Credit on Initial LE dated 02/xx/2020 reflects Lender Credit $3,942.00. Initial CD dated 03/xx/2020 reflects Lender Credit at $3,634.60, however, Final CD dated xx reflects Lender Credit at $0.00 This is decrease of -$3942.00 for fee which has 0% tolerance test. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/xx/2020 reflect Appraisal Fee at $465.00. However, CD dated xx reflects Appraisal Fee at $533.90. This is an increase in fee of +$68.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan originated on xx and the 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower income is $xx and total expenses are in the amount of $3,343.56 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26807795	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,214.18	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/20/2023 the subject mortgage was originated on xx2 and was recorded on xx in the amount of $xxin favor of “xx”.
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. It should be with “xx”
No active judgments or liens found.
The 2022 county annual taxes were paid in the amount of $3,214.18 on 12/09/2022.
The annual water charges of the year 2023 have been delinquent in the amount of $68.94 which was due on 10/03/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,738.58 which was applied for the due date of 09/01/2023. The current monthly P & I is $1,738.58 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,738.58 which was applied for the due date of 09/01/2023. The current monthly P & I is $1,738.58 with an interest rate of 4.875%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, the borrower was previously working at “xx” for the period 04/01/2010 to 11/01/2021. Later, the borrower started working at “xx” on 11/14/2021 as a "xx".
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID tolerance due to APR exceeding the APOR spread limit. The infinity compliance result also shows that the loan failed the TRID APR tolerance test, as the calculated APR of 4.232% is less than the disclosed APR of 4.381% by 0.149%."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails prohibited fees first lien test due to fees charged $2,511.00. Exceeds fees threshold of $0.00. Over by +$2,511.00.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $2,511.00"
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan document."
* Missing Initial 1003_Application (Lvl 3) "1003 Initial is missing from the loan document."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.145% exceeds APR threshold of 6.050% over by +1.095%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage threshold test due to APR calculated 7.145% exceeds APR threshold of 6.800% over by +0.345%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial CD dated  05/xx/2022 reflect Points - Loan Discount Fee at $2,464.84. However, CD dated xx reflects Points - Loan Discount Fee at $2,511.00.
This is increase in fee of $ +$46.16 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to an APR charged of 7.145%, which is 6.800% higher than the APR threshold of +0.345%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46774828	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,256.02	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	$316,357.80	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx The chain of assignments has not been provided as the subject mortgage is with the original lender, xx There is one junior UCC lien, against the borrower xx in favor of xx recorded on xx and updated title show that subject creditor xx has made the subordination agreement with xx The county taxes for the year 2022-23 are paid. No prior year’s delinquent taxes have been found.	According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,991.77(PITI) and was applied to the due date of 9/1/2023. The monthly P&I is $1,444.89, and the interest rate is 3.250%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1,991.77(PITI) and was applied to the due date of 9/1/2023.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the self employed for 2.4 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $14,277.00 Fees threshold $9,762.83 Over By +$4,514.17.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $9,130.00
Points - Loan Discount Fee paid by Borrower: $5,147.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $14,277.00 Exceeds Fees threshold of $9,762.83 Over by +$4,514.17.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $9,130.00
Points - Loan Discount Fee paid by Borrower: $5,147.00"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. The tape shows BWR's SE income was not documented, and undisclosed liabilities push the revised DTI to xx%. BWR has SCH C and S-corp earnings, and 2-year individual and business tax returns are documented. Further details were not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2124	Not Applicable
23006130	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,864.81	08/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	$44,396.90	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xxwith the lender, Lxx
According to updated title report dated 9/20/2023, the chain of assignments is incomplete. Currently assignment is with the original lender, xx
No active liens and judgments have been found.
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,206.64(PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $878.17, and the interest rate is 3.125%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,206.64(PITI) and was applied to the due date of 8/1/2023.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx. as xx for 10 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. The tape shows that the lender miscalculated commission income. WVOE shows OT income decreasing, and OT income using YTD is $xx; however, the lender used OT income of $xx to qualify. BWR has been at his current job for ten years. Revised DTI xx%. BWR has been 0X30 since inception. Further details were not provided. Lender defect. The subject loan originated on 2/xx/2021, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower’s income was $xx and total expenses are in the amount of $3,348.80 and the loan was underwritten by LP (Locator#xx) and its recommendation is “Accept/Eligible” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55548314	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,305.60	09/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/20/2023 shows that the subject mortgage was originated on xx and recorded on xx1 in the amount of $xxin favor of MERS as nominee for xx.
The chain of assignments is not completed. The current assignment is with MERS as a nominee forxx. However, it should be with xx
No active liens and judgments have been found.
No prior years delinquent have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of P&I $924.42, which was applied to the due date of 9/1/2023. The current rate of interest is 4.00% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at xx as a xx for 180 months.
The Covid-19 attestation document is available at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows a revised DTI of xx%. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. BWR has been a speech pathologist for 15 years and 1X30 since inception."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.
Subject loan is purchase case, originated on 12/xx/2021 and the 1 year SOL is expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $144,258.12. Calculated finance charge is $139,717.21 for an over disclosed amount of +$4,540.91. Reason for Finance charge under disclosure is unknown as the fee itemization is missing.
Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $1,957.48 and the loan was underwritten by DU (Locator# xx) and its recommendation is Approve/Eligible with a DTI of xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67816548	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$1,706.46	08/31/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/15/2023 shows that the subject mortgage was originated on xx and recorded onxx in the amount of $xx in favor of “xx”
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”. However, it should be “xx”.
There are 3 code enforcement liens found against the subject property in the total amount of $217,255.00 filed by xx County, xx which were recorded on different dates.
There is a muni/city/code lien on the subject property in favor of xx County, xx ” however, the lien amount is not mentioned on supportive document which was recorded on xx
No active judgments or liens were found.
The annual instalment of county taxes for 2022 was paid in the amount of $1,706.46 on 11/22/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 08/31/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,194.05 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $869.23 with an interest rate of 4.125%. The current UPB is reflected on tape in the amount of $xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 08/31/2023, the borrower is performing with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,194.05 (PITI), which was applied for the due date of 09/01/2023. The monthly P&I is in the amount of $869.23 with an interest rate of 4.125%. The current UPB is reflected on tape in the amount of $xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated 08/18/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been working at “xx” as a “xx” since 01/01/2019.
As per the collection comment dated 12/16/2022, the subject property is located in a FEMA-major disaster area. As per the collection comment dated 12/16/2022, the FEMA disaster was declared from 09/29/2022 to 12/28/2022 for severe winter storms. CC’s do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows General Appraisal Requirements: appraisal not complete or compliant; failed appraisal timing. The review of the appraisal report shows that the appraisal report is within 120 days. No repairs were noted, but the comps selected are not similar to the subject property in terms of GLA and bedroom count. No comparable sale was used from the subject project or phase. A xx search shows an estimated value of $xx. Current UPB $xx	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income is $xx and total expenses are in the amount of $1,921.41 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of xx.		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61615649	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,183.95	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/15/2023, the subject mortgage was originated on in the amount of $ in favor of xx which was recorded on xx

The chain of assignments has not been provided. The mortgage is currently with the original lender “xx”. However, it should be with “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $989.37 with an interest rate of 5.500% which was applied for the due date of 9/1/2023. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $989.37 with an interest rate of 5.500% which was applied for the due date of 9/1/2023. The current UPB is $xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been the owner of “xx” for 57 months.
The appraisal report is “as is”. However, appraisal shows repair items such as an electrical panel box missing the main interior cover, an A/C compressor breaker missing (missing breaker fixture), and downed tree branches in front of the yard. The estimated cost of repair is not available. The 1004D is missing from the loan file. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report located at_(xx) is 'as is'. However, appraisal shows repair items such as an electrical panel box missing the main interior cover, an A/C compressor breaker missing (missing breaker fixture), and downed tree branches in front of the yard. 1004D is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $6,810.54 exceeds fees threshold of $4,989.07 over by +$1,821.47.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,164.77
Points - Loan Discount Fee paid by Borrower: $2,782.77
Processing Fee paid by Borrower: $500.00
Tax Service Fee paid by Borrower: $68.00
Underwriting Fee paid by Borrower: $1,295.00

Loan fails qualified mortgage lending policy points and fees test due to Fees charged $6,810.54 exceeds fees threshold of $4,989.07 over by +$1,821.47.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,164.77
Points - Loan Discount Fee paid by Borrower: $2,782.77
Processing Fee paid by Borrower: $500.00
Tax Service Fee paid by Borrower: $68.00
Underwriting Fee paid by Borrower: $1,295.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan has a higher price; the property value was flipped, and a second appraisal was not obtained. The review of the appraisal report shows the date of prior sales or transfers is 1/xx/2022, and the price of the prior sale or transfer was $175,900. The current sale price is $xxK. No major improvements were made to the property. xx search show an estimated value of $xxK. Elevated for client review."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.898% exceeds APR threshold of 5.730% over by +0.168%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2022 does not reflect Points - Loan Discount Fee and reflects Appraisal Fee at $700.00. However, CD dated xx reflects Points - Loan Discount Fee at $2,782.77 and Appraisal Fee at $750.00. This is an increase in fees of $2,832.77 for charges that cannot increase.

Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated 03/xx/2022 reflects lender credit at $184.00. However, CD dated xx does not reflect lender credit. This is a decrease in fee of +$184.00 for lender credits that cannot decrease.
Subject loan is a purchase, originated on xx and the SOL is 1 year."
																																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.898% exceeds APR threshold of 5.730% over by +0.168%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29183181	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,688.08	08/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	$25,830.94	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$758.55	07/01/2021	Financial Hardship	As per review of the latest updated title report dated 9/21/2023, the subject mortgage was originated on xx in the amount of $xx in the favor of xx which was recorded on xxunder Instr#xx. The chain of assignment has not been completed as the mortgage is currently with “xx”. It should be with JPM. There is one hospital lien against the borrower in the favor of "xx " in the amount of $xx which was recorded on xx. The county taxes for 2022 have been paid in the total amount of $1,688.08 on 04/27/2023 and 05/11/2023 .
No prior-year delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is performing with the loan, and the next due date is 9/1/2023. The last payment was received on xxin the amount of $1,255.55, which was applied for the due date of 8/1/2023. The current P&I is $758.55, and the current PITI is $1,255.55, with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the payment history as of 9/13/2023, the borrower is performing with the loan, and the next due date is 9/1/2023. The current UPB reflected as per the payment history is $xx
The loan is performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
 As per the final 1003, the borrower has been working at "xx" as a xx for 66 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The latest modification agreement was made on xx. The new principal balance is $xx. The rate was started from 3.125% with P&I $758.55. The first payment had begun from xx and ends with the maturity date of xx. There are no deferred amount and forgiven amount.	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the appraisal was more than 120 days old at closing and expired at closing. The appraisal update is missing from the loan documents. xx searches show an estimated value of $xxK. Current UPB $xx. Further details not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated 4.978% exceeds APR threshold of 6.500% under by -1.522%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $4,929.00 fees threshold $4,785.01 over by +$143.99.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $3,334.00

Loan Fails qualified mortgage lending policy points and fees test due to fees charged $4,929.00 fees threshold $4,785.01 over by +$143.99.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,595.00
Points - Loan Discount Fee paid by Borrower: $3,334.00"
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $1,526.97 and the loan was underwritten by DU (Locator#xx) and its recommendation is Approve/Eligible with a DTI of xx%."
* Rebuttable Presumption - defined by loan findings (Lvl 2)     "Loan fails FHA QM rebuttable presumption test due to fees charged $4,929.00 fees threshold $4,785.01 over by +$143.99
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $1,595.00
																																																																																																								Points - Loan Discount Fee paid by Borrower: $3,334.00"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94988223	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,189.57	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.052%	336	336	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/21/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx
The chain of assignments has not been provided. Currently, the subject mortgage is with the original lender, xx. However, the last assignee should be “xx”.
No active judgments or liens have been found.
The county taxes for 2022 were paid on 12/20/2022 in the amount of $1189.57. No prior year’s delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $1075.41 (PITI) which was applied to the due date of 9/1/2023. The current P&I is $744.31, and the rate of interest is 3.052%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower was previously working at xx for the period 2/1/2019 to 1/1/2021. Currently, the borrower has been working at xx as a xx since 1/1/2021.
Covid-19 attestation document is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $1,608.89. AUS report is missing from the loan documents."	* Closing_Disclosure violations (Lvl 3) "The post-consumption CD is missing from the loan documents. However, COC is available at "xx
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the lender used an incorrect appraised value of $xx; however, the corrected value of $xx pushes the LTV to 93%. A xx searches show an estimated value of $xx. Current UPB: $xx
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* The property type does not match the Appraisal Report (Lvl 3) "The appraisal dated 10/xx/2021 reflects the subject property as a PUD. However, the subject mortgage recorded on 11/xx/2021 does not contain a PUD rider."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31931279	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,826.91	08/21/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.150%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/20/2023, the subject mortgage originated onxx and was recorded on xx in the amount of $xx favor of “ .” The chain of assignments is incomplete; the current assignee is " " instead of “ .” No active judgments or liens were found. The 1st and 2nd installments of town taxes for 2022 were paid in the total amount of $1,777.33 on 08/30/2022 and 02/14/2023. The 1st installment of town taxes for 2023 was paid in the amount of $914.67 on 09/14/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,105.89, which was applied for the due date of 09/01/2023. The current monthly P&I is $723.89 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,105.89, which was applied for the due date of 09/01/2023. The current monthly P&I is $723.89 with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
As per the servicing comment dated 06/23/2023, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by COVID-19.
The loan originated on xx. However, COVID-19 attestation is missing from the loan file.
As per the final 1003 application, the borrower xx was previously working at “xx” for the period 11/04/2020 to 05/22/2021. Later, the borrower started working at “xx” on 04/01/2021 as an "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on 06/xx/2021 and the 1-year SOL is expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 05/xx/2021 reflects appraisal fee at $550.00. However, final CD dated reflects appraisal fee at $850.00. This is an increase in fee of $300.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2289	Not Applicable
26327566	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,353.56	09/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	$26,282.80	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/20/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx.
The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx
No active judgments or liens have been found.
The second installment county taxes for 2023 are due in the amount of $676.78 on 12/05/2023.

As per the review of payment history as of 09/06/2023, the borrower is current with the loan and next due date is 10/01/2023. The last payment was received on xx in the amount of $1043.02 which was applied for the due date of 09/01/2023. The current P&I is $822.62 and PITI is $1043.02. The UPB is $xx
Collections Comments:The loan is currently performing. As per the review of payment history as of 09/06/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The UPB is $xx
As per the final application, the borrower is xx. He is getting disability income.
As per the comment dated 12/19/2022, the reason for default is curtailment of income.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the comment dated 12/19/2022, the subject property is owner-occupied.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows the documentation supporting the omission of debts is missing. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $2,767.91. LP report at the time of closing is missing from the loan documents."	* Compliance Testing (Lvl 3) "The tape shows a higher-priced loan. Infinity CE report also failed the QM higher-priced mortgage loan test."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "LP report is missing from the loan documents. Post close LP available at “xx_indexed_Pg#94”."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM safe harbor threshold test due to APR calculated 4.658% exceeds APR threshold of 4.320% under variance by +0.338%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 4.658% exceeds APR threshold of 4.320% over by +0.338%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64485158	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,211.72	09/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	360	xx	xx	$104,062.75	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/16/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xxin favor of xx
The chain of assignments is not provided. The current assignment is with xx. However, it should be with xx
The first and second installments of county taxes for 2023 are due on 9/30/2023 and 12/31/2023 respectively in the amount of $3,211.72.
There is a prior state tax lien against xx in the amount of $xx which was recorded on xx. However, the borrower's middle name is not matched with the subject borrower's middle name.
No prior years delinquent have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of PITI $1,045.34 which includes the P&I of $717.58, which was applied to the due date of 9/1/2023. The current rate of interest is 3.490% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/01/2023. The current UPB is $xx
The seller’s tape data shows that the borrower is not employed at closing. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 11/15/2022, the subject property is occupied by an unknown party. No comments pertaining to damage to the subject property have been observed in the loan file.
As per the application, the borrower has been working at xx. as an xx for 106 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Final Closing Disclosure Missing or error on the Rate Lock Right of Rescission	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 3/xx/2021 delivered on 3/xx/2021 which is more than 3 business days from initial application date 3/xx/2021. The subject loan is a refinance, originated on xx and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan document."
* Missing Final Closing Disclosure (Lvl 3)     "Final CD signed on xx is missing as notary signature date on the Mortgage/Deed of Trust is xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan document."
* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows BWR was not employed at the time of closing, and the revised DTI and the DTI at origination both are xx%. Further details were not provided. BWR defect. The subject loan originated on xx and the 3-year ATR SOL is active.""
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower's income is $xx, and total expenses are in the amount of $3,292.13, and the loan was underwritten by DU (Locator#303980716_indexed pg#341) and its recommendation is “Approve/Eligible” with a DTI ofxx%."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Final CD reflects closing date as xx. Notary signature date on the Mortgage/Deed of Trust isxx Note date is xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21770656	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,879.00	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Primary	Yes	No	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/21/2023 the subject mortgage was originated on xxand was recorded on xxin the amount of $xx favor of “xx”
The chain of the assignments has not been provided. However, the current assignee is “xxC “instead of “xx”.
There is credit card judgment found against the borrower in favor of “xx” in the amount of $xx which was recorded on xx which was prior to the subject mortgage.
The 2022 combined annual taxes was paid in the amount of $1,879.00 on 12/28/2022.
The annual sewer charges of the year 2023 have been due in the amount of $30.00 on 10/15/2023.
The annual water charges of the year 2023 have been delinquent in the amount of $31.10 which were due on 09/30/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,230.72 which was applied for the due date of 08/01/2023. The current monthly P&I is $665.87 with an interest rate of 3.025%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $1,230.72 which was applied for the due date of 08/01/2023. The current monthly P&I is $665.87 with an interest rate of 3.025%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Final application is missing. Hence, unable to confirm the current employment details.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	XX	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Document(s) Required by AUS Missing from Loan file (Lvl 3)     "AUS/xx/LP report is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan file."
* Missing Appraisal (Lvl 3)     "Appraisal repot is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx% DTI. The tape shows the incorrect income entered into the LOS. The corrected income pushes the DTI from xx% to xx%, and the AUS recommendation is now refer with caution. BWR has been 0X30 since inception. Lender defect. The subject loan originated on xx and 3-year SOL is active"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88772788	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,022.98	09/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.180%	360	360	xx	xx	$6,113.26	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$693.89	09/01/2019	Financial Hardship	As per the review of the updated title report dated 09/18/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx”.
The chain of assignments is incomplete; the current assignee is "xx.
There is credit card judgment found against the subject property in favor of “xxC” in the amount of $xx which was recorded on xx and partial satisfaction located at xx” recorded on xx.
The annual combined taxes for 2023 were paid in the amount of $2,926.62 on 02/07/2023.
The annual school taxes for 2022 were paid in the amount of $2,096.36 on 10/17/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/06/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,213.05 which was applied for the due date of 09/01/2023. The current monthly P&I is $693.89 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/06/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,213.05 which was applied for the due date of 09/01/2023. The current monthly P&I is $693.89 with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
As per the collection comment dated 3/17/2023, the subject property is located in a major disaster area. The FEMA disaster was declared from 03/15/23 to 06/13/23.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx shows the new modified unpaid principal balance and interest bearing amount is $xx and deferred amount is $0.00. The borrower agreed to pay the modified monthly P&I of $693.89 with a modified interest rate of 3.625% starting on xx and continuing until the new maturity date of xx. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows compliance flag (Federal Guidelines). Further details not provided."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed the NY Subprime Home Loan Test due to APR calculated 11.570% exceeds APR threshold of 6.770% over by +4.800%.

Loan failed NY Banking Law 6-m Subprime Home Loan Documentation Type Test. The documentation type of the loan is "No Documentation"."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable
14856388	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$14,971.03	09/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	XX	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per the review of the updated title report dated 09/20/2023, the subject mortgage originated on xx and was recorded on xx in the amount of $xx in favor of “xx.”
The chain of assignments is incomplete; the current assignee is "xx”
There are 4 code enforcement liens found against the subject property in the total amount of $2,785,250.00, which is greater than the loan amount filed by different plaintiffs, which was recorded on different dates. The subject property is located in xx which is a super lien state, and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non-paid lien.
The 2022 county annual taxes were paid in the amount of $14,971.03 on 11/28/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/06/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xxin the amount of $10,982.67 which was applied for the due date of 09/01/2023. The current monthly P&I is $8,232.49 with an interest rate of 2.75%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/06/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $10,982.67, which was applied for the due date of 09/01/2023. The current monthly P&I is $8,232.49 with an interest rate of 2.75%. The current UPB reflected as per the payment history is $xx
The reason for the default is not available.
This conventional ARM-rate mortgage originated on xx with a rate of interest of 4.625% and a maturity date of xx. The original note is missing, and the tape data does not reflect the original P&I. However, the original P&I is unable to be determined. The current P&I as per the latest payment history as of 09/06/2023 is $8,232.49, and the rate of interest is 2.75%. The current UPB is reflected on tape in the amount of $xx. As per the servicing comment dated 09/12/2022, the loan has been modified. However, the details of the modification are not available in the collection comments. The tape data indicates the latest modification was made on xx. However, the loan modification document is missing from the loan file.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the servicing comment dated 01/06/2022, the loan is in active litigation. No further evidence has been found stating that the litigation has been resolved.
No information has been found related to damage or repairs.
As per the latest BPO dated 06/23/2023 located at “xx”, the subject property is owner-occupied and in average condition.
According to servicing comments dated 10/03/2022, the subject property is affected due to the hurricane.
As per the comment dated 10/12/2021, the borrower’s income is impacted by the pandemic and the COVID-19 deferral agreement dated xx, which is located at "xx."
As per the COVID-19 deferral agreement dated xx, which is located at "xx," the servicer deferral period is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional ARM-rate mortgage originated on xx with a rate of interest of 4.625% and a maturity date of xx. The original note is missing, and the tape data does not reflect the original P&I. However, the original P&I is unable to be determined. The current P&I as per the latest payment history as of 09/06/2023 is $8,232.49, and the rate of interest is 2.75%. The current UPB is reflected on tape in the amount of $xx. As per the servicing comment dated 09/12/2022, the loan has been modified. However, the details of the modification are not available in the collection comments. The tape data indicates the latest modification was made on xx. However, the loan modification document is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	XX	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing from the loan file. The affidavit of lost note is not available in the loan file. The loan has been modified. However, the loan modification document is missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows compliance flag (Federal guidelines)"	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
26920752	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,152.37	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.863%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/21/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xxC. However, it should be with xx
There is junior mortgage active against the subject property in favor of xx in the amount of $xx which was recorded on xx
All prior year’s taxes have paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on xx in the amount of $3,952.60 which was applied for the due date of 8/1/2023. The current P&I is $2,258.71 and PITI is $3,952.60. The UPB is $xx
Collections Comments:The loan is currently performing. As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is $xx
As per the final application, the borrower worked at xx for the period 12/1/2014 to 6/20/2021. Currently, the borrower has been the xx for 1 month.
Covid-19 attestation is located at “xx”.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows inadequate comparable used and the review of the appraisal report shows that the comps selected are not similar to the subject property in terms of GLA, design style, and comp#3 is C3 conditions. The subject property is valued at $xxK. A xx search shows an estimated value of $xx. Current UPB is $xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81019120	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/20/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx
There is no chain of assignment. Currently, the loan is with the original lender, MERS as nominee for xx. However, it should be with xx
There is real estate lien active in favor of Keith Knox, Tax Collector of the County of xx, State of xx in the amount of $247.63 which was recorded on 12/6/2022. However, the property address in not mentioned in supporting document.
There are multiple prior judgments active against the borrower in favor of different plaintiffs in the amount of $26,307.27. All were recorded on different dates.
There is judgment active against the borrower in favor of xx. in the amount of $xx which was recorded on xx
There is state tax lien active in favor of xx in the amount of $xx which was recorded on xx. However, SSN of the borrower is inconsistent.
There are two IRS liens active in favor of xx in the amount of $13,674.18. Both were recorded on different dates. However, SSN of the borrower is inconsistent.
Tax status is to follow.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 9/1/2023. The last payment was received on xx in the amount of $2,943.90 which was applied for the due date of 8/1/2023. The current P&I is $2,230.01 and PITI is $2,943.90. The UPB is $xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 9/1/2023, the borrower is current with the loan and next due date is 9/1/2023. The UPB is $xx
As per the final application, the borrower has been working at xx as a xx for 6 years.
As per comment dated 7/17/2023, RFD is illness of borrower.
Covid-19 attestation is located at “xx".
As per comment dated 8/15/2023, subject property is occupied by the unknown.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $16,046.86 exceeds fees threshold of $15,562.41 over by +$484.45.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,935.00
Points - Loan Discount Fee paid by borrower: $7,056.86
Underwriting Fee paid by borrower: $1,055.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged $16,046.86 exceeds fees threshold of $15,562.41 over by +$484.45.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $7,935.00
Points - Loan Discount Fee paid by borrower: $7,056.86
Underwriting Fee paid by borrower: $1,055.00"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows undisclosed mortgage debts, which may push DTI higher. Further details not provided. BWR defect. The subject loan originated on xx, and the 3-year SOL is active"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70691142	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$6,032.58	$10,493.60	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.

The chain of the assignments has not been provided. However, the current assignment is with lender, “xx”. However, it should be with xx

No active liens and judgments have been found against borrower and property.
The county taxes for 2022/2023 are delinquent in the total amount of $6,032.58 which are payable through 9/30/2023.
According to the payment history as of 9/12/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $2,209.31 and PITI is $3,179.58. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/12/2023, the borrower is current with the loan. The last payment was received onxx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $2,209.31 and PITI is $3,179.58. The UPB reflected as per the payment history is $xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a xx for 250 months.
The loan was originated on xx. The Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. The tape shows that the lender omitted debt without supporting documents, and undisclosed liability by the BWR may push the DTI higher. Also, the tape shows that gift documentation and the sourcing of large deposits are missing from the loan documents. The review of the DU report shows that the assets available are IAO $xx, which includes a gift of $xx, and excluding the gift asset creates an asset shortfall. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $3,758.14 and the loan was underwritten by DU (Locator# xx) and its recommendation is Approve/Eligible with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22077966	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,651.42	09/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/15/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx which was recorded on xx. The chain of assignments has not been provided. Currently, the subject mortgage is with the original lender,xx. However, the last assignee should be xx
No active judgments or liens have been found.
The county taxes for 2022 were paid on 11/22/2022.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $2,947.97 (PITI) which was applied to the due date of 9/1/2023. The current P&I is $2,115.95, and the rate of interest is 2.875%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/1/2023. The current UPB is $xx
As per the collection comment dated 12/6/2022, the RFD is marital difficulties.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower is retired from work and has been receiving pension and social security income.
Covid-19 attestation document is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	XX	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows interest, dividends, rental income was miscalculated, and there were undisclosed debts. Revised DTI is xx%. FICO is 737. Further details not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active and will expire in December 2020."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $7,066.49 and the loan was underwritten by DU (Locator#xx) and its recommendation is Approve/Eligible with a DTI of xx%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31294203	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,731.64	09/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xxin favor of xx
The chain of assignments is not provided. The current assignment is with lender xx However, it should be with xx
No active liens and judgments have been found.
No prior years delinquent have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/01/2023. The last payment was received on xx in the amount of PITI $2,718.00 which includes the P&I of $1,988.17, which was applied to the due date of 9/1/2023. The current rate of interest is 2.875% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 10/01/2023. The current UPB is $xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated 5/3/2023, the subject property is occupied by the owner. No comments pertaining to damage to the subject property have been observed in the loan file.
As per the application, the borrower has been the xx for 137 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI xx%. Tape shows SE and rental income miscalculations. Further details were not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77381929	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,895.64	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.790%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/21/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xxin favor of “xx
The chain of the assignments has not been provided. However, the current assignee is "xx” instead of xx
No active judgments or liens found.
The 1st and 2nd installments of combined taxes for 2022/2023 were paid in the total amount of $11,895.64 on 01/09/2023 and 05/26/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $2,838.96 which was applied for the due date of 10/01/2023. The current monthly P&I is $1,638.17 with an interest rate of 2.790%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/01/2023, the borrower is current with the loan, and the next due date is 11/01/2023. The last payment was received on xx in the amount of $2,838.96 which was applied for the due date of 10/01/2023. The current monthly P&I is $1,638.17 with an interest rate of 2.790%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been the owner of “xx” since 11/01/2007.
The loan was originated on 08/16/2021 and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at xx%. Tape shows SE income miscalculation. BWR has been SE for more than 13 years. AUS recommendation is Refer with a DTI of xx%. Further details not found. Lender defect. The subject loan originated on xx, and the 3-year SOL is active. FICO 738."
																																																																																																						* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $2,777.22 and the loan was underwritten by DU (Locator# xx) and its recommendation is Refer with Caution with a DTI of xx%"	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 8/xx/2021 and the loan closed on xx. No lock extension found."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18531211	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,900.64	09/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	240	240	xx	xx	$62,691.12	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xx in the favor ofxx, which was recorded on xx
The chain of assignments is incomplete. The mortgage is currently with Mxx. It should be with xx
No active liens and judgments have been found against the borrower and the property.
Annual county taxes for 2022 have been paid in the amount of $ 4,900.64.
No prior year delinquent taxes have been found.
As per review of the latest payment history as of 9/13/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $2,723.55 with an interest rate of 2.625% and P&I is $1,995.39 for the due date of 9/1/2023. The next due date is 10/1/2023. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

As per review of the latest payment history as of 9/13/2023, the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx in the amount of $2,723.55 with an interest rate of 2.625% and P&I is $1,995.39 for the due date of 9/1/2023. The next due date is 10/1/2023. The current UPB reflected is in the amount of $xx

As per the final 1003, the borrower has been working at xx as a xx for 2 years.
No foreclosure activity has been found.

No details related to the bankruptcy have been found.

No damages have been found.

The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the first lien prohibited fees test due to fees charged $431.00 exceeds fees threshold of $0.00 over by +$431.00.
The below fee was included in the test:
Points - Loan Discount Fee paid by borrower: $431.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $431.00. This is an increase in fee of $431.00 for charges that cannot increase.

Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated 08/xx/2021 reflects lender credit at $661.00. However, CD dated xx does not reflects lender credit. This is a decrease in fee of $661.00 for lender credits that cannot decrease.
Subject loan is a refinance, originated on xx and the SOL is 3-years."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.04%, as the borrower’s income is $7,119.00 and total expenses are in the amount of $3,348.80 and the loan was underwritten by DU xx_indexed_Page#162) and its recommendation is 'Approve/Eligible' with a DTI of 47.04%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98132533	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,876.92	09/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/15/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx
The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be withxx
There is a notice received for special assessment against the subject property.
All prior years’ taxes have been paid.
As per the review of payment history as of 09/12/2023, the borrower is current with the loan and next due date is 10/01/2023. The last payment was received on xx in the amount of $2449.03 which was applied for the due date of 09/01/2023. The current P&I is $1435.53 and PITI is $2449.03. The UPB is $xx

Collections Comments:The loan is currently performing. As per the review of payment history as of 09/12/2023, the borrower is current with the loan and next due date is 10/01/2023. The UPB is $xx
As per final application, the borrower has been working at xx County xx as a xx for 30.9 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
As per the photos attached to the appraisal report located at (xx), the wooden soffets require repair or replacement. Also, the new window casing was not completed, and the door casing was not completed. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, the borrower income is $xx and total expenses are in the amount of $3,229.75 and the loan was underwritten by LP (Locator# xx) and its recommendation is Refer with a DTI of xx%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is “as is''. However, the photo addendum shows the new window casing not being completed and the interior doors not being replaced. Also, the wooden soffets require repair or replacement. The estimated amount to complete the repairs is not available in the appraisal report. The final CD does not reflect any escrow holdback. 1004D is missing from the loan file. A xx search shows an estimated value of $xx. Current UPB $xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Initial LE dated 7/xx/2021 reflects Lender Credit at $287.00, however final CD dated xx reflects Lender Credit at 0.00. This is decrease of $287.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan originated on xx and 3 year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the AUS findings report is missing or defective, and the loan was closed on an ineligible AUS. LP risk recommendation risk class is Refer with a DTI of xx%. Further details are not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47614224	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	08/23/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	$328,897.04	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx” which was recorded on xx

The chain of assignments has not been provided. The mortgage is currently with the original lender “xx”. However, it should be with xx

No active judgments or liens have been found.

The tax status is to follow.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on xx in the amount of $1,452.67 with an interest rate of 2.990% which was applied for the due date of 8/1/2023. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/1/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on xx in the amount of $1,452.67 with an interest rate of 2.990% which was applied for the due date of 8/1/2023. The current UPB is $xx
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx. The Covid-19 attestation is available at "3xx".
As per the final application, the borrower has been the owner of “xx” for 72 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated xx. Initial dated 06/xx/2021 reflects lender credit at $15,179.00, however, revised CD dated reflects lender credit at $7,389.50. This is decrease of +$7,789.50 for fee which has 0% tolerance test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2021 reflects Appraisal Fee at $800.00. However, CD dated xx reflects Appraisal Fee at $950.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 06/xx/2021 reflects the sum of Section C fees and Recording fee at $225.00. However, CD dated xx reflects the sum of Section C and Recording fee at $195.00. This is a cumulative increase of $10.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx and the SOL of 3 year is active."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at DTI xx%. The tape shows an undisclosed mortgage debt due to co-signing a mortgage loan for his brother. Further details were not provided. BWR defect. The subject loan originated on xxand the 3-year SOL is active."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68174120	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,864.68	08/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xx with the lender, xx
The chain of assignments is incomplete. Currently assignment is with the original lender, xx. It should be xx
No active liens and judgments have been found.
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,629.35(PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $1,085.50, and the interest rate is 2.500%. The current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,629.35(PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $1,085.50, and the interest rate is 2.500%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx as a xx for 2.3 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Mortgage Insurance Notice of Servicing Transfer Transmittal (1008)	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx0 and total expenses are in the amount of $240.00 and AUS report is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents. Subject loan is a purchase, originated on 4/xx/2021 and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $8,790.63 Exceeds Fees threshold of $7,788.53 Over by +$1,002.10.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,772.95
Points - Loan Discount Fee paid by Borrower: $5,318.68
Underwriting Fee paid by Borrower: $699.00.

Loan fails Qualified mortgage lending policy points and fees test due to fees charged $8,790.63 Exceeds Fees threshold of $7,788.53 Over by +$1,002.10.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,772.95
Points - Loan Discount Fee paid by Borrower: $5,318.68
Underwriting Fee paid by Borrower: $699.00."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the AUS number has expired and could not be used to run an AUS report."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS is missing from the loan document."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan document."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan document."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan document."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents.
Settlement service provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test due to Fees charged $8,790.63 Exceeds Fees threshold of $7,788.53 Over by +$1,002.10.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,772.95
Points - Loan Discount Fee paid by Borrower: $5,318.68
Underwriting Fee paid by Borrower: $699.00."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 3.479% Exceeds APR threshold of 4.721% Less By -1.242%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49739991	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$7,163.40	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	$50,062.52	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xxin favor of “xx”.

The chain of the assignments has not been provided. However, the current assignment is with lender, “xx”. However, it should be with xx

No active liens and judgments have been found against borrower and property.
The first and second installments of county taxes for 2023/2024 are due total in the amount of $7,363.18.
No prior year delinquent taxes have been found.
According to the payment history as of 9/12/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,120.21 and PITI is $1,120.21. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/12/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 8/1/2023 and the next due date for payment is 9/1/2023. The P&I is $1,120.21 and PITI is $1,120.21. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per the final application, the borrower has been receiving social security income.
The loan was originated on 1/22/2021. The Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at $xx. Current UPB $xx"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. The tape shows borrower income miscalculation, which may push DTI higher. BWR has been 0X30 since inception and LTV xx%. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrowers income is $xx and total expenses are in the amount of $6,507.92, and the loan was underwritten by LP (Locator# xx and its recommendation is “Eligible/Accept” with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37751481	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,065.10	08/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	$88,397.30	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xxwith the lender, xx which was recorded on 10/21/2021.
The chain of assignments is incomplete. Currently assignment is with the original lender, xx. It should be xx
There is a prior UCC lien against the borrower “xx” which was filed by the plaintiff ”xx” and recorded on xx
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,214.92(PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $1,052.66, and the interest rate is 2.990%. The current UPB is $xx
Collections Comments:The current status of the loan is performing.
According to the payment history as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of $1,214.92(PITI) and was applied to the due date of 8/1/2023. The monthly P&I is $1,052.66, and the interest rate is 2.990%. The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xxs as a xx for 14 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xx. Current UPB is $xx
* Hazard Insurance (Lvl 3) "The dwelling coverage amount of $187,720.00 does not cover the loan amount of $xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 44.36%. The tape shows borrower income incorrectly, which may push DTI higher. BWR has been an office manager at same employer for 14 years and has been 0X30 since inception. Further details were not provided. Lender defect. The subject loan originated on 10/xx/2021, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.369%, the borrower’s income is $2,889.95, and total expenses are in the amount of $1,311.15. The loan was underwritten by LP (xx_indexed-Pg#56), and its recommendation is “Accept” with a DTI of 45%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44995691	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,767.34	08/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xxin favor of xx
The chain of assignments is not provided. The current assignment is with MERS as a nominee for xx. However, it should be with xx
There is a prior UCC lien against the subject property in favor of xx
There is an IRS lien against the prior owner xx in xx for the amount of $xxwhich was recorded onxx
There is a permit against the subject property for a water heater with permi#xx and the status of the permit is expired.
No prior years delinquent have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last payment was received on xx in the amount of PITI $1,245.97, which includes the P&I of $937.66 which was applied to the due date of 8/1/2023. The current rate of interest is 2.875% and the current UPB is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan and the next due date is 9/1/2023. The current UPB is $xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at xx as an  xx for 48 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at a DTI of x%. The tape shows the BWR is employed by a family member or an interested party on the loan. Tape shows BWR had undisclosed debt. Further details not provided. Lender Defect. The subject loan originated on xx, and the 3-year SOL is active. FICO 785. BWR has been 0X30 since inception."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xx and total expenses are in the amount of $1,538.30 and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71895812	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,407.96	10/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	301	301	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 09/15/2023, the subject mortgage was originated on xx in the amount of xx in the favor ofxx, which was recorded on xxunder Instr# xx.The chain of assignment is not completed. The loan is currently with “xx”. It should be with JPM. No active liens or judgments were found against the borrower or subject property. The combined taxes for 2022 have been paid in the total amount of $5,372.44 on 10/21/2022 and combined taxes for 2023 have been due until 11/13/2023 in the amount of 5,407.96.
No prior-year delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is performing with the loan, and the next due date is 10/1/2023. The last payment was received on xx in the amount of $2,324.14, which was applied for the due date of 9/1/2023. The current P&I is $755.06, and the current PITI is 1569.08 , with an interest rate of 2.750%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to the payment history as of 9/13/2023, the borrower is performing with the loan, and the next due date is 10/1/2023. The current UPB reflected as per the payment history is $xx
The loan is performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. No details were found regarding Covid-19 and damage.
As per Pacer, the borrower has not filed bankruptcy.
 As per the final 1003, the borrower has been working at "xx" as a xx for 60 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB $xx	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at xx%. The tape shows borrower base income was incorrectly calculated, which may push DTI higher. BWR has 5 years on the job as a xx and has been 0X30 since inception. Further details were not provided. Lender defect. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx% as the borrower’s income is $xxand total expenses are in the amount of $1,778.60 and the loan was underwritten by DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66525721	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,397.83	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/20/2023 shows that the subject mortgage was originated on xx and recorded on xxin the amount of $xxin favor of “xx
The chain of assignment is incomplete. The current assignment is with the subject lender "U.S. Bank trust national association, as trustee of xx". However, it should be with xx
There is a junior mortgage active against the subject property in favor of "xx" which was originated on xx in the amount of $xx and recorded on xx
The annual city taxes for 2023 was paid in the amount of $3,397.83 on 09/07/2023.
No prior year’s delinquent taxes have been found.	According to the latest payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received onxx in the amount of $643.80 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $643.80 and the interest rate is 2.750%.	Collections Comments:Collections Comments: The loan is performing.
According to the latest payment history as of 9/1/2023, the borrower is current with the loan and the next due date is 10/1/2023. The last payment was received on xx in the amount of $643.80 which was applied to the due date of 9/1/2023. The unpaid principal balance is $xx. The current P&I is $643.80 and the interest rate is 2.750%.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per final 1003, the borrower was previously working at xx for the period 09/16/2019 to 08/07/2020. Later, the borrower started working at xx for the period 10/05/2020 to 12/21/2020. Currently, the borrower has been working at   as a    for 2 months.
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
The loan was originated on xx However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at $xx. Current UPB $xx
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows the BWR was not employed prior to closing, and the resulting DTI is incalculable. Further details not provided. Borrower defect. The subject loan originated onxx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80236511	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,279.66	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	$65,796.46	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 09/19/2023, the subject mortgage was originated on xx and was recorded on xx in the amount of $xxin favor of “xx The chain of assignments has not been completed. The current mortgage is with “xx”. However, it should be with xx No active liens and judgments have been found against the borrower and subject property. The annual town taxes for 2023 were paid in the amount of $7,279.66 on 09/06/2023. The 2023 water annual charges have been delinquent in the amount of $2,161.92 which were due on 09/18/2023.	According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,315.19 which was applied for the due date of 08/01/2023. The current monthly P&I is $2,210.49 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 09/01/2023. The last payment was received on xx in the amount of $3,315.19 which was applied for the due date of 08/01/2023. The current monthly P&I is $2,210.49 with an interest rate of 3.375%. The current UPB reflected as per the payment history is $xx
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per servicing comment dated 05/16/2023, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
As per final application, the borrower “xx” has been working at “xx” since 04/01/2012.
The loan was originated on 05/25/2021, and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at DTI xx%. Tape shows SE was miscalculated and an undisclosed debt. Further details were not provided. The subject loan originated on xx and the 3 year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2172	Not Applicable
30090358	xx	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$4,677.98	$4,491.76	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,742.31	06/01/2022	Financial Hardship	According to the updated title report dated 9/20/2023, the subject mortgage was originated on xx in the amount of $xxwith the lender, xx
The chain of assignments has not been completed. Currently, the assignment is with the original lender,xx. However, the last assignee should be xx
No active judgments or liens have been found.
The school taxes for 2022 are past due in the amount of $4677.98 which was due on 9/1/2023.
According to the payment history as of 9/13/2023, the borrower is 1 month past due with the loan and the next due date is 8/1/2023. The last payment was received on xx in the amount of $2,527.84 (PITI) which was applied to the due date of 7/1/2023. The current P&I is $1,742.31, and the rate of interest is 3.125%. The current UPB is $xx	Collections Comments:The current status of the loan is collection.
According to the payment history as of 9/13/2023, the borrower is 1 month past due with the loan and the next due date is 8/1/2023. The current UPB is $xx
The RFD is excessive obligations.
No foreclosure activity has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the collection comment dated 8/28/2023, the RFD was home repairs. Further details not provided. However, the type of damage and cost of repairs are unable to determine. No comments have been found regarding repair completion.
As per the loan application, the borrower has been working at xx as a xx for 3.5 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower "Ixx" and the lender, xx. on xx. As per the modified terms, the UPB is $xx. The borrower promised to pay the modified UPB with a fixed interest rate of 3.125% in monthly installments of $1742.31 (P&I) starting from xx. The new maturity date will be xx.	Initial 1003_Application Missing Dicsloures Missing or error on the Rate Lock	XX	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows insufficient assets to pay off debt due to the provided bank statement pages, missing and unsourced gifts, and insufficient funds to close. Total assets available as per LP are $xx, which includes gift assets of $xx, and documents were not available. Excluding the gift asset creates an asset shortfall of $xx. Subject loan originated on xx and the 3 year SOL has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx, as the borrower’s income is $xx and total expenses are in the amount of $3,007.99 and the loan was underwritten by LP (Locator# xx) and its recommendation is Accept with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45368490	xx	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,917.68	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/15/2023 shows that the subject mortgage was originated on xx, which recorded on xx with book/page# xx in the amount of $xx in favor of xx
The chain of assignments has not been provided. The subject mortgage is currently assigned to original lender "Vxx." instead of xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2022 have been paid in the amount of $748.43 on 3/10/2023.
The annual combined taxes for 2023 have been due in the amount of $4,917.68 on 11/15/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated 9/1/2023, the loan is performing. The last payment was received in the amount of $2,085.34 on xx which was applied for the due date 8/1/2023. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 3.250%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated 9/1/2023, the loan is performing. The last payment was received in the amount of $2,085.34 on xx. The next due date is 9/1/2023. Current UPB as of date reflected in the provided payment history is $xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx" as a "xxr" for 60 months.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Note	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is not available in the loan file. Also, the loan was not modified."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the case number assigned is not in alignment with loan limits, and the subject loan is not insured. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75975266	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$15,669.19	09/02/2023	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	xx	xx	$2,131.93	10/01/2016	Financial Hardship	As per the review of the updated title report dated 09/22/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xxin favor of “xx.”
The chain of assignments is incomplete; the current assignee is "xx" instead of xx
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xxoriginated on xxwhich was recorded on 0xx with instrument# xx and book/page# xx. This junior mortgage has started the foreclosure and the Notice of Lis Pendens located at (Ln#xx) was filed by “xxl” on xx with the case# xx and the lis pendency has been cancelled on 08/21/2012 document located at “xx”. Again the foreclosure case is resumed and as per document located at xx”the xx was filed on xx which was recorded on xx. However, the name of the subject mortgage lender is not mentioned in the said Notice of lis pendens.
No active judgments or liens found.
The 1st and 2nd installments of combined taxes for 2023 were paid in the total amount of $4,286.9 on 02/02/2023 and 07/31/2023.
The 1st and 2nd installments of school taxes for 2023 were paid in the total amount of $11,382.3 on 11/04/2022 and 05/04/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,717.17 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,131.93 with an interest rate of 3.970%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $3,717.17 which was applied for the due date of 09/01/2023. The current monthly P&I is $2,131.93 with an interest rate of 3.970%. The current UPB reflected as per the payment history is xx
The foreclosure was initiated in this loan in 2015 and the Lis Pendens located at (Ln#xx) was filed on xx with the case# xx. However, the lis pendency has been cancelled on 10/30/2017 document located at “xx”
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:The foreclosure was initiated in this loan in 2015, and the Lis Pendens located at (Ln#xx) was filed oncc with the case#xxHowever, the lis pendency has been cancelled on the 10/30/2017 document located at “xx”. The reason for cancellation is that the borrower is making a payment as per modification.
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $2,131.93 with a modified interest rate of 3.970% starting on xx, which will get changed in 3 steps until the new maturity date of xx. The rate will change in 3 steps which end with 3.970%. There is no principal forgiven amount	Affiliated Business Disclosure Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	XX	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54538242	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,155.15	09/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	300	300	xx	xx	Not Applicable	HELOC	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	xx	xx	$196.30	02/01/2014	Financial Hardship	As per the review of the updated title report dated 09/22/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xx in favor of “xx"
The chain of assignments is incomplete; the current assignee is "xx
No active judgments or liens found.
The 1st installment of county taxes for 2022 was paid in the total amount of $635.33 on 03/30/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/13/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $530.74 which was applied for the due date of 09/01/2023. The current monthly P & I is $278.82 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 09/13/2023, the borrower is performing with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $530.74 which was applied for the due date of 09/01/2023. The current monthly P & I is $278.82 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
As per collection comment dated 08/17/2023, the FEMA disaster was declared on 08/15/2023. We are unable to determine from the available collection comments whether the subject property is affected by FEMA disaster or not
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx shows the new modified unpaid principal balance is xx out of which $xx is interest bearing amount and deferred amount is $xx. The borrower agreed to pay the modified monthly P & I of $196.30 with a modified interest rate of 2.00% starting on xx, which will get changed in 4 steps until the new maturity date of xx. The rate will change in 4 steps which end with 4.50%. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	XX	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."
* Missing Borrower Billing Rights (RESPA) (Lvl 3)     "Borrower Billing Rights is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclosure is missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60859839	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,580.26	09/04/2023	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$831.44	12/01/2018	Financial Hardship	As per the review of the updated title report dated 09/22/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of $xxin favor of “xx
The chain of assignments is incomplete; the current assignee is "xx
There are two junior mortgages against the subject property. The first junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx which was recorded onxx with instrument | Book/Page# xx and the second junior mortgage against the subject property in favor of “xx” in the amount of $ xx originated onxx which was recorded on xx with instrument#xx
No active judgments or liens were found.
The 1st and 2nd installments of county taxes for 2022 were paid in the total amount of $7,580.26 on 05/25/2023 and 08/28/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/04/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,643.93 which was applied for the due date of 09/01/2023. The current monthly P&I is $831.44 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The loan is currently in foreclosure.
According to the payment history as of 09/04/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $1,643.93 which was applied for the due date of 09/01/2023. The current monthly P&I is $831.44 with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx
The foreclosure was initiated in this loan in year 2004 and the Lis Pendens located at (Ln#xx) was filed on 06/11/2004 with the case# xx. Again the foreclosure Lis Pendens located at (Ln#xx) was filed on xx with the case# 06CH276. Again the foreclosure filed Lis Pendens located at (Ln#xx) was filed on 07/02/2018 with the case# xx. No further details have been found that the above foreclosure case has been closed or not.
According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#1xx on xx. The borrower was discharged on xx and also got terminated on xx. The date of last filing bankruptcy was xx.  No more evidence is available regarding current bankruptcy status.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:The foreclosure was initiated in this loan in year 2004 and the Lis Pendens located at (Ln#xx) was filed on xx with the case#xx. Again the foreclosure Lis Pendens located at (Ln#xx) was filed on xx with the case# xx. Again the foreclosure filed Lis Pendens located at (Ln#xx) was filed on xx with the case# xx. No further details have been found that the above foreclosure case has been closed or not.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case#xxon xx. As per voluntary petition schedule D (Doc# 1) the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The POC (Doc#xx) was filed by the creditor "xx" on xxfor the secured claim amount of $xxand the amount of arrearage is $xx The amended chapter 13 (Doc #xx) plan was filed on xx, and confirmed on xx. The borrower has promised to make monthly mortgage payment in the amount of $xx per month for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $34,575.74 and trustee has committed to pay arrearage payments as per pro-rata basis. The borrower was discharged on xx and also got terminated on xx. The date of last filing bankruptcy was xx. No more evidence is available regarding current bankruptcy status.	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xxshows the new modified unpaid principal balance is $xx out of which $xx0 is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $831.44 with a modified interest rate of 4.500% starting on xx and continuing until the new maturity date of xx. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Origination Appraisal	XX	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94050761	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$789.82	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	xx	6.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$876.24	04/01/2021	Financial Hardship	As per review of the updated title report dated 9/22/2023, the subject mortgage was originated on xxin the amount of $xx with xx, and it was recorded on xx
The chain of assignments is incomplete. The loan is currently assigned with xx, as trustee of xx I. It should be with xx
No active judgments or liens have been found.
The first installment of county taxes for 2022 have been paid off in the amount of $789.82 on 3/30/2023.
The second installment of county taxes for 2022 has not been posted yet.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of 9/1/2023, the borrower is current with the loan, and the next due date of payment is 10/1/2023. The last payment was received on xx in the amount of $995.72, which applied for 9/1/2023. The current P&I is $876.24 with an interest rate of 2.000%. The UPB as of the date mentioned in the updated payment history is $xx	Collections Comments:The loan is Performing.
As per the review of the updated payment history as of 9/1/2023, the borrower is current with the loan, and the next due date of payment is 10/1/2023. The UPB as of the date mentioned in the updated payment history is $xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
According to the servicing comment dated 4/1/2020, the borrower’s income has been affected by the Covid-19. As per the servicing comment dated 2/27/2022, the Covid FB plan has been expired. More details are not provided.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx The date of last filing bankruptcy is xx. The plan was confirmed on xx. According to schedule d of voluntary petition dated xx, the amount of claim without deducting the value of collateral is $xx and the value of collateral supporting the claim is $xx, therefore, the unsecured claim is in the amount of $xx. The bankruptcy has been discharged. The case was discharged on xx and terminated on xx	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is 2.000% and borrower promises to pay the P&I of $876.24 which began onxx. The new principal balance is $xx. The interest bearing amount is $189,267.72 and the maturity date is xx. Reason for modification is financial hardship.	HUD-1 Closing Statement Origination Appraisal	XX	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is available in the loan file. However, some points and fees from 1200 section and 1600 section (net settlement) are not available, and signature page is also not available. The final HUD in the loan file is incomplete."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24656893	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,695.75	09/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 9/25/2023, the subject mortgage was originated onxx in the amount of $xx with xxand it was recorded on xx
The chain of assignments is incomplete. The loan is currently assigned with U.S. Bank Trust National Association, as trustee of xx I. It should be with xx
There are multiple state tax liens against the borrower in the total amount of $4,577.31 in favor of xx which were recorded on different dates.
There is an IRS lien against the borrower which was recorded on xxin the amount of $2xx which is in the favor of xx
There are four unpaid municipal liens against the borrower xx in the total amount of $xx and those were recorded on xx
Annual county taxes for 2022 have been paid off in the amount of $1,695.75 on 11/30/2022.
As per updated title report, no prior year taxes are delinquent.
As per the review of the updated payment history as of 9/1/2023, the borrower is current with the loan, and the next due date of payment is 10/1/2023. The last payment was received onxxin the amount of $1,242.53, which applied for 9/1/2023. The current P&I is $794.14 with an interest rate of 7.750%. The UPB as of the date mentioned in the updated payment history is $xx	Collections Comments:The loan is performing.
As per the review of the updated payment history as of 9/1/2023, the borrower is current with the loan, and the next due date of payment is 10/1/2023. The UPB as of the date mentioned in the updated payment history is $xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
According to the servicing comment dated 3/27/2020, the borrower’s income has been affected by the Covid-19.
As per the review of latest servicing comment, the subject property is owner occupied. According to the owner’s affidavit located at xx the subject property was damaged on 11/5/2017 due to Hail. As per the claim rep draft located at xx, the borrower was filed the claim (No. xx) and it states that the estimate to repair or replace of damages of property in the amount $19,960.38. The check #xxwas issued on 12/24/2018 in the amount of $102.22, and the check #xx was issued on 5/30/2018 in the amount of $xx. More details are not available. However, As per the supporting documentation located at xx, states that the repair has been done.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Loan Program Info Disclosure	XX	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. However, some points and fees from 1100, section 1200, section 1300 and section 1400 are not available and also net settlement (1600 - 1604) is not available. The final HUD is incomplete."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is "Moderate", due to
Prohibited Fees First Lien Test:FAIL"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test.
The loan charges Processing Fee $250.00
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise"
* DTI > 60% (Lvl 2)     "Final application docs show the value, the total income of borrower is $xx and total debt is $3,678.09. So, the DTI is greater than the xx%. Per Note at origination, the interest rate is fixed at 7.500%. However, the payment history tape data reflects the current rate is fixed at 7.750%. The loan has not been modified since origination."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$19,960.38	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81973702	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$149.79	$8,261.77	09/02/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	xx	4.750%	360	360	xx	xx	$14,071.09	FHA	ARM	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	xx	xx	$1,401.31	10/01/2016	Financial Hardship	The review of the updated title report dated 09/23/2023 shows that the subject mortgage was originated on xxand recorded on xxin the amount of $xxin favor of “xx.”
The chain of assignments is incomplete; the current assignee is "xx”.
There is a hospital, medical, or attorney lien found against the borrower in favor of “xx” in the amount of $xx, which was recorded on xx
The 1st, 2nd, and 3rd installments of county taxes for the year 2023 have been paid in the total amount of $6,137.42 on 01/30/2023, 04/24/2023, and 08/17/2023.
The fourth installment of county taxes for the year 2023 has been due in the amount of $2,124.35 on 11/01/2023.
The 1st and 2nd installments of county taxes for the year 2023 have been due in the total amount of $4,130.89 on 02/01/2024 and 05/01/2024.
The 1st installment of utilities charges for the year 2023 has been paid in the amount of $149.00 on 03/28/2023.
The 2nd installment of utilities charges for the year 2023 has been delinquent in the amount of $149.79, good through 09/28/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 09/02/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,389.57, which was applied for the due date of 09/01/2023. The current monthly P&I is $1,618.89 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/02/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $2,389.57, which was applied for the due date of 09/01/2023. The current monthly P&I is $1,618.89 with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx
According to the PACER, the borrower filed for bankruptcy under Chapter 13 with case number xx on xx. According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case number xx on xx
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter 13 with case numbexx on xx. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. Hence, the unsecured portion is $xx The bankruptcy was dismissed onxxand also terminated on xx. The date of last filing bankruptcy was 0xx. No more evidence is available regarding the current bankruptcy status.	The step modification agreement made between the borrower "xx" and lender "xx" with an effective date ofxx shows the new modified unpaid principal balance is $xx, out of which $xx is the interest-bearing amount and the deferred amount is $xx. The modified monthly P&I of $1,401.31 with a modified interest rate of 2.000% starting on xxwill be changed in 3 steps until the new maturity date ofxx. The rate will change in 3 steps, which end with 3.500%. There is no principal forgiven amount.	Affiliated Business Disclosure Good Faith Estimate Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance	XX	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the loan origination fee test due to the loan origination fee is greater than 1% of the original principal amount. Mortgagors may not be charged an origination fee greater than one percent on forward mortgages."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final CD as $202,816.13. Calculated finance charge is $272,183.85 for an under disclosed amount of $69,367.72.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey. The following state disclosures are missing in the loan file: 1) NJ Application Disclosure 2) Delivery Fee Authorization 3) NJ Attorney Disclosure 4) Unacceptability of the Insurance Notice 5) Attorney Disclosure II"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			610	Not Applicable
14847127	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,361.56	09/06/2023	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	xx	Unavailable	03/01/2023	Financial Hardship	The review of the updated title report dated 09/26/2023, shows that the subject mortgage originated on xx and was recorded on xx in the amount of $xxin favor of “xx”
The chain of assignments is incomplete; the current assignee is “xx
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of “xx” in the amount of $0.00 originated on xx which was recorded on xx with instrument | Book/Page# xx and the second junior mortgage against the subject property in favor of “xx” in the amount of $xxoriginated on xx which was recorded on xx with instrument|book/page#xx
There is credit card judgment found against the subject property in favor of “xx” in the amount of xx which was recorded on xx
The 2nd installments of county taxes for 2022 were due in the total amount of $680.78 on 11/13/2023.
The 1st installments of county taxes for 2022 were paid in the total amount of $530.78 on 05/10/2023
No prior year’s delinquent taxes have been found.
According to the payment history as of 09/06/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $835.03 which was applied for the due date of 09/01/2023. The current monthly P&I is $593.96 with an interest rate of 6.630% current UPB $61,766.43. The current UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 09/06/2023, the borrower is current with the loan, and the next due date is 10/01/2023. The last payment was received on xx in the amount of $835.03, which was applied for the due date of 09/01/2023. The current monthly P&I is $593.96 with an interest rate of 6.630%. The current UPB $xx. The current UPB reflected as per the payment history is $xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in year 2022 with the loan. The notice of lis pendens located at (xx)  shows that the foreclosure complaint was filed on xx with case# xx. However, as per dismissal document located at (xx ) the foreclosure case has been dismissed on 03/03/2023. No further information is available to understand the current status of foreclosure process.
As per the servicing comment dated 12/07/2021, the reason for the default is reduction in income.
No information has been found regarding the forbearance plan.
As per the servicing comment dated 05/07/2020, borrower’s COVID-19 forbearance plan was active.
No information has been found related to damage or repairs.
As per the servicing comment dated 09/27/2022, the property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated in year 2022 with the loan. The notice of complaint located at (xx) shows that the foreclosure complaint was filed on xx with case# xx. However, as per dismissal document located at (xx ) the foreclosure case has been dismissed on 03/03/2023. No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx, with P&I of $593.96 with the rate of interest 6.62500% and a maturity date of xx. The current P&I as per the latest payment history as of 09/06/2023, is $593.96 and rate of interest is 6.630%. The current UPB is reflected in tape for the amount of $xx. As per servicing comment dated 11/01/2022, the loan has been modified on 03/01/2023. The new modified unpaid principal balance is in the amount of $xx with interest rate starting at 6.00% beginning from xx. The maturity date as per modification isxx. However the loan modification document is missing from loan file.	Affiliated Business Disclosure Hazard Insurance Mortgage Insurance	XX	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note available in the loan file located at (xx), states that the original note misplaced, lost or destroyed. However, the duplicate copy of note is available in the loan file."	* Cash out purchase (Lvl 2) "Final HUD-1 shows purchase transaction and cash to borrower in the amount of $71.53."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test. (xx)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18143155	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,054.63	09/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/22/2023, the subject mortgage was originated on xx and recorded on xxin the amount of $xx with xx.
The chain of assignment has not been completed. Currently, the loan is with “Uxx”. However, it should be with xx
There is one junior mortgage active against the subject property in favor of “xx”, which was originated on xxand recorded on 1xx in the amount of $xx
The annual installments of combined taxes for 2022 have been paid in the amount of $2,054.63 on 11/29/2022.
No prior year’s delinquent taxes have been found.	According to payment history as of 9/8/2023, the borrower is current with the loan, and the next due date is 11/1/2023. The last payment was received on xx in the amount of $974.96 (PITI) which was applied for the due date of 10/1/2023. The current P&I is $698.02 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 9/8/2023, the borrower is current with the loan, and the next due date is 11/1/2023. The current UPB reflected as per the payment history is $xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures	XX	3: Curable	* Lost Note Affidavit (Lvl 3) "There is a lost note affidavit available in the loan file located at "xx" which reflects the original note has been lost or misplaced. However, the scanned copy of the note is available in the loan file located at "xx"	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. However, the values were updated as per the initial application, which is located at “xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx.  The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer or Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand-dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99324195	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$3,218.04	09/02/2023	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	xx	xx	$346.23	01/01/2011	Financial Hardship	According to the updated title report dated 9/22/2023, the subject mortgage was originated on xx in the amount of $xx in favor of “xx
The chain of assignment is incomplete. The last assignment is with “xx”. However, it should be with xx
UT “xx shows there were multiple junior state tax liens active against the subject borrower “xx” which were recorded on different dates. However, the amount is not listed for above state tax liens.
No delinquent taxes have been found for the prior year.
According to the payment history as of 9/2/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $476.44 with an interest rate of 4.250% which was applied for the due date of 9/1/2023. The current UPB is $76,357.09. Tape shows the deferred balance is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/2/2023, the borrower is current with the loan. The next due date is 10/1/2023. The last payment was received on xx in the amount of $476.44 with an interest rate of 4.250% which was applied for the due date of 9/1/2023. The current UPB is $xx. Tape shows the deferred balance is $xx
No bankruptcy evidence has been found.
The foreclosure was initiated in 2010. As per the UT “xx”, the complaint was filed on 2/3/2010. However, the foreclosure was placed on hold due to loan modification completed on 1/1/2011.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2010. As per the UT “xx”, the complaint was filed on xx. However, the foreclosure was placed on hold due to loan modification completed on xx.
																																																																																																	Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower and lender with an effective date of xx and the new principal balance is $xxout of which the deferred balance is $xx and the interest bearing amount is $xx. The borrower agreed to pay modified P&I of $346.23 with an interest rate starting at 2.000% with the first payment of xx until the maturity date 1xxThe rate changes in 4 steps ending at 4.250%.		XX	3: Curable		* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at "5xx" which states that the original note has been misplaced or destroyed. However, the copy of note is available in the same file )."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86206055	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,920.10	09/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/26/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xxx in favor of “xxx”.

The chain of assignments has not been completed. The mortgage is currently assigned to " xx ". However, it should be with xx

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 9/13/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $997.91 and PITI is $1,339.01. The UPB reflected as per the payment history is $xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/13/2023, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of 9/1/2023 and the next due date for payment is 10/1/2023. The P&I is $997.91 and PITI is $1,339.01. The UPB reflected as per the payment history is $xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Lost Note Affidavit (Lvl 3) "There is a lost note affidavit available in the loan file located at "xx" which reflects the original note has been lost or misplaced. However, the scanned copy of the note is available in the loan file located at "5xx”"	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. Indiana House Enrolled Act 1359 requires the xx Department of Financial Institutions to begin regulation of both first and
																																																																																																								subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the xx Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
64341898	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,990.54	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/25/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of xx
The chain of assignments is not provided. The current assignment is with the lender xx
No active liens and judgments have been found.
The first installment of combined taxes for 2023 is due on 3/31/2024 in the amount of $1,495.27.
No prior year’s delinquent taxes have been found.
The latest payment history is missing from the loan file. According to the payment history tape data as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last transaction details are not available. The current rate of interest is 2.99% and PITI is $2,2575.71. The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history tape data as of 8/31/2023, the borrower is current with the loan and the next due date is 9/1/2023. The last transaction details are not available. The current UPB is $xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No damage to the subject property has been observed.
As per the application, the borrower has been working at xxs as a xx for 52 months.
The COVID-19 attestation document is available at “xx

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at xx%. Tape shows total verified assets of $xx, including a large deposit, which, as per LOX, is due to BWR having sold his car and furniture. Excluding these assets will create a shortfall. BWR has a 796 credit score, 4 years on the job, residual income of $xx."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of % as the borrower’s income is $xxand total expenses are in the amount of $4,550.71 and the loan was underwritten by DU (Locator#4xx) and its recommendation is "approve/eligible" with a DTI of xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16492676	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,832.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/22/2023, the subject mortgage was originated on xxin the amount of $xxwith the lender,xx
The chain of assignments has not been provided as the subject mortgage is with the original lender, xx
No active liens and judgments have been found.
The county taxes for the year 2022-23 are paid.
No prior year’s delinquent taxes have been found.	As per the payment history dated 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. According to the tape data, the current UPB is $xx	Collections Comments:As per the payment history dated 8/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. According to the tape data, the current UPB is $xx. The loan was originated on 6/17/2022, and the required comment history is missing from the loan file.
COVID attestation is available at "xx".
As per the final application, the borrower has been working at thexx as axx for 79 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the loan was repurchased from FNMA due to dissimilar comps. The review of the appraisal report shows that the comps are superior in terms of lot size, quality of construction, and GLA. Comp #2 is the closest, with a sales price of $xx. The appraised value of the subject property is $xx. xx search shows the subject was listed for sale. Current UPB $xx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34074648	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,199.53	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/06/2023 the subject mortgage was originated on xx and was recorded on xx in the amount of $xxin favor of “xx"
The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of $6,867.53 on 01/24/2023.
The annual school taxes for 2023 were paid in the amount of $14,559.69 on 09/26/2023.
The annual village taxes for 2023 were paid in the amount of $772.31 on 01/30/2023.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,238.44 and interest rate is 2.990%. The UPB is $xx	Collections Comments:The current status of the loan is performing.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,238.44 and interest rate is 2.990%. The UPB is xx
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been the owner of xx for 11 years.
The loan was originated on 09/22/2020. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at xx%. Tape shows a revised DTI of xx%. Lender defect. The subject loan originated on xx, and the 3-year SOL is expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan fails QM lending points and fees test due to fees charged $22,859.55. Exceeds fees threshold of $15,535.72 Over by +$7,323.83.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,947.50
Points - Loan Discount Fee paid by Borrower: $10,912.05"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $22,859.55. Exceeds fees threshold of $15,535.72. Over by +$7,323.83.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $11,947.50
Points - Loan Discount Fee paid by Borrower: $10,912.05"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx%, as the borrower’s income is $xx, and total expenses are in the amount of $8,164.55, and the loan was underwritten by LP (Locator# xx) and its recommendation is Accept with a DTI of xx%."
																																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47695059	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,990.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.580%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 10/04/2023, the subject mortgage was originated on xxand was recorded on xx in the amount of $xx in favor of “MERS as nominee for xx” The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. No active liens and judgments have been found against the borrower and subject property. The annual county taxes for 2022 was paid in the amount of $3,930.28 on 11/16/2022. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,664.44 and interest rate is 7.580%. The UPB is $xx	Collections Comments:The current status of the loan is in performing. As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 09/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,664.44 and interest rate is 7.580%. The UPB is $xx. The reason for default is not available. No evidence has been found regarding the current/prior foreclosure proceedings. As per PACER report, the borrower has not filed bankruptcy since loan origination. No modification, forbearance details are available in recent collections comments. No evidence has been found regarding litigation and contested matter. No information has been found related to damage or repairs. The subject property is owner occupied. No comments have been found stating the borrower’s income was impacted by Covid-19.
As per the final 1003 application, the borrower was previously working at “xx” for the period xx. Later, the borrower started working at “xx” on 8/27/2022 as an "Ixxr".
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved atxx%. Tape shows income miscalculation and missing tax returns. Revised DTI is xx%. BWR works as an insurance claim adjuster with a monthly income of $xxr 2 months with the current employer. Updated FICO is 700. BWR has xx in assets. Further details not provided. Lender defect. The subject loan originated on xx and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			2183	Not Applicable
83634243	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,277.69	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/06/2023, the subject mortgage was originated on xx in the amount of xx with MERS as nominee for "xx".
There is no chain of assignments. Currently, the loan is with the original lender, "MERS as nominee for "xx".
No active judgments or liens have been found.
1st half county taxes of 2023 are paid on 04/18/2023 in the amount of $2,138.84.
2nd half county taxes of 2023 are due on 10/31/2023 in the amount of $2,138.85.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,167.11 and interest rate is 4.875%. The UPB is $xx.	Collections Comments:Collections Comments: The loan is performing.
As per the review of seller’s tape data as of 09/11/2023, the borrower is current with the loan and the next due date is 10/01/2023. Details of the last payment received are not available. As per tape, the current P&I is $2,167.11 and interest rate is 4.875%.  The UPB is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per 1003, the borrower has been working at "xx" as a "Business Analyst II" for 42 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50.08%. Tape shows rental income miscalculation, and the revised DTI is 61.38%. BWR works as a business analyst with a monthly income of $5,633.33 for 3.6 months with the current employer. FICO at closing was 812, and the updated FICO is 788. BWR has $60K in assets. Further details not provided. Lender defect. The subject loan originated on 9/2/2022, and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $14,688.77 exceeds fees threshold of $12,080.48 over by +$2,608.29. The following fees were included in the test: Mortgage Broker Fee (Indirect) $10,237.50 Points - Loan Discount Fee paid by Borrower: $4,451.27"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $14,688.77 exceeds fees threshold of $12,080.48 over by +$2,608.29. The following fees were included in the test: Mortgage Broker Fee (Indirect) $10,237.50 Points - Loan Discount Fee paid by Borrower: $4,451.27"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated 8/xx/2022 reflects points - loan discount fee at $3,652.00. However, the final CD dated 9/xx/2022 reflects the points - loan discount fee at $4,451.27. This is an increase in the fee of $799.27 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on 9/xx/2022, and the 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.085% as the borrower’s income is $5,633.33 and total expenses are in the amount of $2,821.43 and the loan was underwritten by LP (Locator# 1222487941 - Hurbi page #78) and its recommendation is "Accept" with a DTI of 50%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25478543	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$855.77	04/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/25/2023 shows the subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx. The chain of assignments has been completed. The loan is currently assigned to xx. No active judgments or liens have been found. The annual county taxes for 2022 were paid in the amount of $821.54 on 11/29/2022. As per the updated title report, no prior-year taxes are delinquent.	According to the review of updated payment history as of 5/8/2023, the borrower is current with the loan, and the next due date of payment is xx. The last payment was received on 4/14/2023 in the amount of xx which applied for 4/1/2023. The current P&I is $1,286.73 with an interest rate of 6.375%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
According to the review of updated payment history as of 5/8/2023, the borrower is current with the loan, and the next due date of payment is xx. The UPB mentioned in the updated payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been the owner of xx for 2.3 years.
The property is owner-occupied and in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape shows assets are short to close iao xx due to missing bank statements. However, review of the loan document shows business bank statements submitted to LP are available and assets are verified iao xx satisfies the cash to close requirement of xx. Subject property is NOO."
* DSCR is less than 1.00 (Lvl 3)     "Net operating income is $8,690.40, annual payments are $31,830.36, and their debt service cover ratio (DSCR) is 0.27, which is less than 1.00."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and was approved at 38%. The tape shows SE income miscalculations, and the new mortgage payment of xx was not included in DTI. Recalculating debts may push DTI higher. Also, a 2-year tax return is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82997570	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,763.00	04/10/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/30/2023 shows the subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx. The chain of assignments has been completed. The loan is currently assigned to xx, No active judgments or liens have been found. The annual combined taxes for 2022 were paid in the amount of $1,763.00 on 12/29/2022. As per the updated title report, no prior-year taxes are delinquent.	According to the review of updated payment history as of 5/3/2023, the borrower is current with the loan, and the next due date of payment is xx. The last payment was received on xx in the amount of xx, which applied for 5/1/2023. The current P&I is $1,256.95 with an interest rate of 4.375%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The review of the collection comment shows that the loan is performing. According to the review of updated payment history as of 5/3/2023, the borrower is current with the loan, and the next due date of payment is xx. The UPB mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, the borrower has been working at xx as a subcontractor for 3 years. The property is owner-occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37.56%. The tape shows that rental agreement on REO property did not show subject BWR as the landlord in order to be used as income in DTI calculations. Lender defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL is active."	* Closing_Disclosure violations (Lvl 3) "The tape shows the seller's CD is missing. However, the loan package includes the seller's CD, which is located at "xx.
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is closed with MI. The tape shows the mortgage insurance certificate was not in the file as required. However, the loan package included a mortgage insurance certificate, which can be located at "xx"."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87256729	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,717.25	05/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	360	xx	xx	$56,372.46	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/30/2023 shows that the subject mortgage was originated on xx and recorded on xx with instrument# xx in the amount of xx in favor of xx. The chain of assignments has been provided. However, the current assignment is with "xx." No active judgments or liens have been found in the updated title report against the borrower/subject property. County taxes for 2022 have been paid in the amount of $1,717.25. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/10/2023, the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date of 5/1/2023. The next due date is xx. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx.	Collections Comments:Currently, the loan is performing. As per review of the payment history as of 5/10/2023, the loan is performing. The last payment was received in the amount of xx on xx. The next due date is xx. The current UPB as of the date reflected in the provided payment history is xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per tape data, the subject property is an investment. As per the seller's tape data, the subject property is owner-occupied. As per 1003, the borrower has been working at "xx" as a "xx" for 47 months. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO and approved at 47% DTI. Tape shows missing documentation to support the omission of debts for two auto loans. Missing documentation to support debts (taxes, insurance, and HOA for REOs). Missing documentation to support the monthly payment for XX account and XX											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30742335	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,305.22	05/04/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 05/26/2023 shows that the subject mortgage was originated on xx with lender xx, which was recorded on xx for the amount of xx. The chain of assignment of the subject mortgage is complete, as the subject mortgage is currently with "xx." No active liens or judgments have been found on the updated title report. The first and second installments of annual county taxes for 2022-23 were paid on xx and on xx in the amount of xx. The first and second installments of supplemental county taxes for 2022 were paid on 3/23/2023 in the amount of $xx	According to the review of payment history as of 5/19/2023, the borrower is current on the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which applied for xx. The current P&I is xx with an interest rate ofxx%. The UPB mentioned in the payment history is xx.	Collections Comments:The subject loan is performing.
According to the review of payment history as of 5/19/2023, the borrower is current on the loan, and the next due date is xx. The last payment was received on 5/4/2023 in the amount of xx which applied for 5/1/2023. The current P&I is xx with an interest rate of xx. The UPB mentioned in the payment history is xx.
No information has been found regarding the foreclosure, bankruptcy, damage in the available servicing comments.
As per the final 1003, the borrower has been working at xx as a "xx" for 36 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 40.775% DTI. The tape shows income miscalculation due to BWR2 fluctuating income and BWR3 SE income was not supported by tax returns. Lender defect, unable to calculate ATR. The subject loan originated on xx, and the ATR 3-year SOL is active."	* Closing_Disclosure violations (Lvl 3) "The subject property is located in an escrow state. The mortgage was signed on xx; however, the primary borrower, xx, signed the final CD and the final 1003 application on xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.286% exceeds APR threshold of 6.560% over by+0.726%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan test (12 CFR § 1026.35(a) (1)) due to APR calculated 7.291% exceeds APR threshold of 6.560% over By +0.731%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(a)) due to an APR calculated at 7.291% exceeds APR threshold of 6.560% over by +0.731%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55779241	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,148.73	05/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/16/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of $1,148.73.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/8/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on 5/8/2023 in the amount of $901.46 (PITI) which was applied for the due date of 5/1/2023. The current P&I is $650.34 with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/8/2023, the borrower is current with the loan and the next due date is 6/1/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at “xx.
As per the final application, the borrower has been working at "xx" as an xx for 1.10 years.
As per the comment dated 05/25/2022, the subject property is occupied by an unknown party. No details pertaining to the damage to the subject property have been observed.
As per the comment dated 05/20/2022, the reason for default is payment dispute. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to exceeding the interest party contribution (IPC) limit of 3%. The LTV is xx%. FCD reflects seller credit IAO xx, and the sales price is xx. ITP goes to 3.636%, which exceeds the limit of 3%."
																																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "Compliance ease TRID tolerance test is incomplete due to initial CD is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
29783062	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,192.36	05/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 6/15/2023, the subject mortgage was originated on xx with the lender xx, LLC in the amount of xx which was recorded on xx.
There is no chain of assignment as the subject mortgage is with original lender xx. However, it should be with xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 05/05/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on 05/05/2023 in the amount of $1733.95 which was applied for the due date of 05/01/2023. The current P&I is $1415.83 and the PITI is $1733.95. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 05/05/2023, the borrower is current with the loan and the next due date is 06/01/2023. The UPB is xx.
As per final application, the borrower has been working at xx as a xx for 41 months.
The loan was originated on 10/07/2022. As per tape data, the borrower was not employed at the time of closing.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.36%. Tape shows lender did not perform a VOE 35 days before closing that BWR was not employed at the time of closing and was put on social security disability income. Lender defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."	* Closing_Disclosure violations (Lvl 3) "The revised CD dated 9/xx/2022 is missing from the loan documents. However, the document tracker is available at "xx"."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the xx license validation test due to Kansas SB 129 (2013 Kansas Laws Ch. 29) requires lenders who originate subordinate mortgage liens to be licensed under the xx Uniform Consumer Credit Code on or after July 1, 2013. After this date, lenders are no longer allowed to make subordinate lien loans under a Kansas License Using Interest Section 16-207 or its corresponding Exemption Letter.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated 8/xx/2022 reflects a points - loan discount fee at $6,160.00. However, the final CD dated 10/xx/2022 reflects the points - loan discount fee at $6,440.00. This is an increase in fee of $280.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx, and the SOL is 1 year."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $8,185.00 exceeds fees threshold of $6,423.10 over by +$1,761.90.
The following fees were included in the test:
Administration Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $6,440.00
Processing Fee paid by Borrower: $495.00
Underwriting Fee paid by Borrower: $750.00

Loan fails qualified mortgage lending policy points and fees test due to fees charged of $8,185.00 exceeds fees threshold of $6,423.10 over by +$1,761.90. The following fees were included in the test:
Administration Fee paid by Borrower: $500.00
Points - Loan Discount Fee paid by Borrower: $6,440.00
Processing Fee paid by Borrower: $495.00
Underwriting Fee paid by Borrower: $750.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 6.894% exceeds APR threshold of 6.700% over by +0.194%. HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																																								* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 6.940% exceeds APR threshold of 6.700% over by +0.240%. HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46645130	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,532.16	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.245%	360	360	xx	xx	$208,649.94	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/14/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. The chain of assignments has not been completed. Currently, the assignment is with xx. However, it should be with xx. No active judgments or liens have been found. The first and second installments of county taxes for 2022/2023 have been paid in the amount of $9,532.16. No prior year’s delinquent taxes have been found.	According to payment history as of 6/1/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 6/1/2023 in the amount of $2,827.06, which was applied for the due date of 6/1/2023. The current P&I is $2,827.06 with an interest rate of 3.245%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/1/2023, the borrower is current with the loan and the next due date is 7/1/2023. The current UPB reflected as per the payment history is xx.
As per the comment dated 07/27/2021, the reason for default is curtailment of income.
As per the comment dated 07/08/2021, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated 07/06/2021, the borrower's income was impacted by Covid-19.
 As per the comment dated 07/13/2021, the borrower is in the process of a modification.
As per the comment dated 06/21/2021, the borrower intends to keep the property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject originated as OO. Tape shows the subject is now an investment property. The subject is a unit in the xx located in xx. The borrower lives in xx, and works in xx. Further details not provided. Elevated for client review."
* Property Marketability Issues (Lvl 4) "The tape shows the subject property, xx, is non-warrantable and is involved in litigation. The review of the appraisal report, condo questionnaire, and loan documents does not reflect any information related to litigation. Elevated for client review."	* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8371053	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$830.56	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.500%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/1/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/1/2023 in the total amount of $2,766.63. The P&I is $1,439.60, the PITI is $1,766.63, and the interest rate is 2.500%, which was applied for the due date of 6/1/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/1/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/1/2023 in the total amount of $2,766.63. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx. The Covid-19 attestation is available at “xx
As per the final application, the borrower has been working at “xx” as a “xx” for 300 months.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Right of Rescission	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the condo is in an ineligible project. 52% of units are owned by a separate single entity. Elevated for client review due to concentration."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx and the SOL of 3 years expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 1/xx/2021 does not reflect condo/pud cert fee. However, CD dated 2/xx/2021 reflects condo/pud cert fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL of 3 years expired."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS from the time of closing is missing from the loan documents. Post-closure AUS is available and can be located at "xx_pg#1"."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88089233	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,641.66	05/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Primary	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 6/13/2013 the subject mortgage was originated on xx in the amount of xx with xx., and it was recorded on xx. The chain of assignments has been completed. The loan is currently assigned to xx. No active judgments or liens have been found. The combined annual taxes for 2022 were paid in the amount of $3,641.66 on 12/13/2022. As per the updated title report, no prior-year taxes are delinquent.	As per review of updated payment history as of 5/5/2023, the borrower is current with the loan and the next due date of payment is 6/1/2023. The last payment was received on 5/5/2023 in the amount of $2,311.07 which applied for 5/1/2023. The current P&I is $1,902.85 with an interest rate of 2.630%. The UPB mentioned in the updated payment history is xx.	Collections Comments:The loan is performing. As per review of updated payment history as of 5/5/2023, the borrower is current with the loan and the next due date of payment is 6/1/2023. The UPB mentioned in the updated payment history is xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, the borrower has been working at xx as a xx for 1.9 years. The property is owner-occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Transmittal (1008)	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.48%, as the borrower's income is xx and total expenses are in the amount of xx and AUS at closing is missing. Post close DU available in the loan file located at (Locator# xx) and its recommendation is “Approve/Ineligible” with a DTI of xx%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial CD is missing from the loan documents"
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents"
* Transmittal (1008) is Missing (Lvl 3) "A valid transmittal summary form is missing. The available 1008 does not reflect the correct monthly taxes."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 52.48%. The tape shows that undisclosed xx debts prior to closing may push DTI higher. BWR defect, unable to calc ATR. The subject loan originated on xx and the 3-year SOL is active."
																																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy document is missing from the loan document."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60171064	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$34,291.11	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/15/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx.”
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/1/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/1/2023 in the amount of $4,735.60 with an interest rate of 2.750% which was applied for the due date of 6/1/2023. The current UPB as per the payment history tape data is xx	Collections Comments:The current status of the loan is performing. According to payment history as of 6/1/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/1/2023 in the amount of $4,735.60 with an interest rate of 2.750% which was applied for the due date of 6/1/2023. The current UPB is xx. No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at xx as a "xx" for 25 months. The subject property is owner-occupied. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	XX	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The tape shows the borrower's assets are insufficient to cover the 5% minimum borrower contribution and reserve requirements. DU shows that a gift of $xxk and $6,816.28 in a checking and savings account was submitted towards closing, which satisfies the cash to close requirement of $292,791.16. However, the review of the bank documents shows that the loan does not meet the minimum borrower contribution; gift assets of $xxk cannot be considered since receipt of those gifts into the borrower's account or acknowledgment of receipt from the settlement agent are missing from the loan documents. Total verified assets of $25483.42 create a shortfall of $267307.74."
																																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16110121	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,991.00	05/19/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	180	180	xx	xx	$109,334.15	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/15/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, "xx." No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 were paid on 12/29/2022 in the total amount of $6,991.00. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/19/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 5/19/2023 in the amount of $5,840.04 which was applied to the due date of 6/1/2023. The unpaid principal balance is xx1. The current P&I is $4,230.74 and the interest rate is 2.875%.	Collections Comments:The loan is currently performing, and the next due date is 7/1/2023. The last payment was received on 5/19/2023 in the amount of $5,840.04 which was applied to the due date of 6/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx", as a xx for 144 months. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 51.69%. Tape shows lender did not include an increased housing payment. Further details not provided. Lender defect, unable to calculate ATR. The subject loan was originated on xx, and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.39%, the borrower’s income is $22,823.28 and total expenses are in the amount of $11,730.49. AUS report is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																																							* Missing Required Disclosures (Lvl 3) "The revised LE/CD dated 2/xx/2022, 4/xx/2022 and 5/xx/2022 are missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
43384386	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,496.68	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	180	180	xx	xx	$31,654.57	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	No	Not Applicable	Unavailable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/16/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx
There is one prior state tax lien against the borrower in favor of “xx”, which was recorded on 07/31/2014 in the amount of $1,596.15.
The fourth installment of combined taxes for 2022 was paid in the amount of $2,703.51.
The first and second installments of combined taxes for 2023 have been paid in the total amount of $5,248.34.
The third installment of combined taxes for 2023 is due in the amount of $2,739.22.
The third installment of utility charges for 2023 is delinquent in the amount of $201.75, which is good through 07/01/2023.	According to payment history as of 6/1/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 6/1/2023 in the amount of $3,541.06 (PITI) which was applied for the due date of 6/1/2023. The current P&I is $2,529.61 with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 6/1/2023, the borrower is current with the loan and the next due date is 7/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at "xx", as a xx for 17.6 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The loan was closed with a property inspection waiver. PIW was not suggested on final DU approval. A post-closing appraisal report is available showing value at xx. UPB xx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test due to fees charged $75.00 exceeds fees threshold $0.00 over by $75.00.
The below fees were included in the test:
Title Closing Protection Letter paid by Borrower: $75.00."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS from the time of closing is missing from the loan documents. Post-closure AUS is available and can be located at "xx"."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77259493	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,349.53	06/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/14/2023, the subject mortgage was originated on xx with the lender xx. in the amount of xx which was recorded on xx. There is no chain of assignment as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 06/10/2023, the borrower is current with the loan and the next due date is 07/01/2023. The last payment was received on 06/05/2023 in the amount of $1469.59 which was applied for the due date of 06/01/2023. The current P&I is $1088.87 and the PITI is $1469.59. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 06/10/2023, the borrower is current with the loan and the next due date is 07/01/2023. The UPB is xx. As per final application, the borrower has been working at xx as an xx for 1.5 years. The Covid-19 attestation is available in the loan file located at "xx". The post-closing details regarding the foreclosure and bankruptcy have not been found. As per the seller’s tape data, the property was damaged due to the hurricane. The repairs have been done as well. The CCs are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 08/xx/2021. Initial CD dated 08/xx/2021 reflects Lender Credit at $325.00, however Final CD dated 08/xx/2021 reflects Lender Credit at $323.25. This is decrease of +$1.75 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59995061	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,009.61	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 6/15/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of xx in favor of MERS as nominee for xx
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx."
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for 2023 have been paid in the amount of $3,009.61 on 2/15/2023.
No prior year’s delinquent taxes have been found in the updated title report.	According to a review of the payment history as of 6/1/2023, the borrower is currently delinquent for 1 month, and the next due date for the regular payment is 6/1/2023. The last payment was received on 6/1/2023 in the total amount of PITI $1,362.55, which includes P&I $834.08, with a rate of interest of 4.00%, which was applied for the due date of 5/1/2023. The current UPB is $xx	Collections Comments:Currently, the loan is in collection.
According to a review of the payment history as of 6/1/2023, the borrower is currently delinquent for 1 month, and the next due date for the regular payment is 6/1/2023. The last payment was received on 6/1/2023 in the total amount of PITI $1,362.55, which includes P&I $834.08, with a rate of interest of 4.00%, which was applied for the due date of 5/1/2023. The current UPB is xx
As per the seller's tape, the property was damaged in the hurricane, and repairs have been made.
As per 1003, the borrower has been working at "xx" as a "xx" for 205 months.
The loan was originated on 8/13/2021 and the Covid-19 attestation document is available in the loan file located at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Operating income statement is missing from the loan documents."
																																																																																																							* DSCR is less than 1.00 (Lvl 3) "Net operating loss is $15,165.96, annual payments are $25,174.92, and their debt service cover ratio (DSCR) is -0.60, which is less than 1.00."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
73683593	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,172.77	06/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xxin favor of xx.
The chain of assignments has not been provided. However, the current assignment is with the original lender “xx”.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/9/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/9/2023 in the amount of $860.66 with an interest rate of 2.990% which was applied for the due date of 6/1/2023. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/9/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/9/2023 in the amount of $860.66 with an interest rate of 2.990% which was applied for the due date of 6/1/2023. The current UPB is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx and the Covid-19 attestation is located at “xx page#xx”.
As per the final application, the borrower has been working at “xx” as a “xx” for 16 months.
The subject property is owner occupied. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 50%. The tape shows that debts were not paid off at closing; adding them back pushes the DTI to 51% and renders the DU ineligible. Lender defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial CD dated 11/xx/2021 reflects Points - Loan Discount Fee at $3,066.00. However, CD dated 11/xx/2021 reflects Points - Loan Discount Fee at $3,658.76. This is an increase in fee of $592.76 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.048%, the borrower's income is $3,052.77 and total expenses are in the amount of $1,527.85 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Accept” with a DTI of 50%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
50884759	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,946.86	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	xx	$1,136.16	Unavailable	Unavailable	The review of the updated title report dated 06/14/2023 shows that the subject mortgage was originated on xx and recorded on XX in the amount of XX in favor of "xx". The chain of assignments is incomplete; the current assignee is "xx" instead of "xx". There are five prior child support liens found against the subject borrower, 'xx' in the total amount of xx, which were recorded on xx, respectively, in favor of different plaintiffs. There is a prior credit card judgment against the borrower 'xxz' in the amount of $1,900.67, which was recorded on xx in favor of ‘xx.’ There are two civil judgments found against xx.' and ‘xx’ in the total amount of $xx filed by different plaintiffs and recorded on xx and xx. There are six credit card judgments found against ‘xx’, "xx," and "xx" in the total amount of $xx filed by different plaintiffs and recorded on xx, xx and 11/06/2020. There is an IRS lien found against the subject borrower, 'xx,' in favor of "IRS" in the amount of xx, which was recorded on xx. There is a DOJ lien against 'xx' in favor of the 'xx' in the amount of $1,350.00, which was recorded on xx. The borrower’s SSN#, property address, and DOB# are not shown on the supporting document (Ln#xx.pdf, pagexx). The annual combined and city taxes for 2022 have been paid off in the amount of $5,946.86. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/10/2023, the borrower is current with the loan, and the next due date is 07/01/2023. The last payment was received on 06/01/2023 in the amount of $1823.90 (PITI) and was applied to the due date of xx. The monthly P&I is in the amount of $1,136.16 with an interest rate of 3.875%. The current UPB is $xx	Collections Comments:Currently, the loan is performing. According to the payment history as of 6/10/2023, the borrower is current with the loan, and the next due date is 07/01/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. As per the seller's tape data, the property's occupancy is stated as owner-occupied. No evidence has been found regarding foreclosure. The comment dated 6/26/2023 shows that the borrower has received the HOI check in the amount of $1766.11 for hail damage to the property. Unable to determine the estimated cost of repairs. Further details were not found. As per the seller's tape data, the loan was a repurchase due to forbearance at the time of Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with a P&I of $1,069.95 and an interest rate of 3.875%. The stated maturity date is xx. However, the payment history as of 6/10/2023 shows the current P&I is $1,136.16 and the interest rate is 3.875%. There is an increase in P&I. Tape data shows the deferred principal balance is $6,444.37 and as per PH, the current UPB amount is xx. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Good Faith Estimate Missing or error on the Rate Lock Notice of Servicing Transfer	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $5,989.38 fees threshold $5,150.95 over by +$838.43.

The below fees were included in the test:

Our Origination Charge paid by Borrower: $1,750.00
Loan Discount Fee paid by Borrower: $4,239.38"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $5,989.38 exceeds fees threshold of $5,150.95 over by +$838.43.

The below fees were included in the test:

Our Origination Charge paid by Borrower: $1,750.00
Loan Discount Fee paid by Borrower: $4,239.38"
* Loan does not conform to program guidelines (Lvl 3) "The loan is a repurchase due to forbearance at the time of COVID, and the seller signed an indemnification back in 2017, with a deferred principal balance of $6444.37."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final good faith estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is not signed by borrower."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.42%, the borrower’s income is $5,638.75 and total expenses are in the amount of $2,617.85. and the loan was underwritten by DU (Locator#xx), and its recommendation is Approve/Eligible with a DTI of 43.16%."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
63023081	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$23,205.59	05/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/14/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $1,065,600.00 in favor of "xx." The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx." No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/18/2023, the borrower is current on the loan. The last payment was received on 5/18/2023, which was applied for the due date of 5/1/2023 and the next due date for payment is 6/1/2023. The P&I is $4,637.56 and the PITI is $4,637.56. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/18/2023, the borrower is current with the loan. The last payment was received on 5/18/2023, which was applied for the due date of 5/1/2023 and the next due date for payment is 6/1/2023. The P&I is $4,637.56 and the PITI is $4,637.56. The UPB reflected as per the payment history is $xx The loan was originated on xx. The Covid-19 attestation is located at "xx". As per 1003, the borrower has been working at "xx" as an xx for 107 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS from the time of closing is missing from the loan documents. Post-close DU is available at "xx
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* The property type does not match the Appraisal Report (Lvl 3)     "The appraisal report dated 5/xx/2021 reflects the single-family detached residence. However, the deed of trust reflects that the property type is PUD."
* TRID Violations (Lvl 3) "Tape shows that a post-CD issued after 60 days from the consummation date violates the TRID rule of delivering a post-CD and makes it ineligible."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test.
The loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated 3/xx/2021 does not reflect points - loan discount fee. However, the CD dated 6/xx/2021 reflects points - loan discount fee at $852.00. The loan estimate dated 3/xx/2021 reflects an appraisal fee at $500.00. However, the CD dated 6/xx/2021 reflects the appraisal fee at $900.00. The loan estimate dated 3/xx/2021 reflects an appraisal re-inspection fee at $125.00. However, the CD dated 6/xx/2021 reflects the appraisal re-inspection fee at $175.00. This is a cumulative increase in fees of $1,302.00 for charges that cannot increase.

																																																																																																								TRID violation due to decrease in lender credit on closing disclosure dated 6/xx/2021. Initial LE dated 3/xx/2021 reflects lender credit at $1,308.00. However, the revised CD dated 6/xx/2021 reflects lender credit at $0.00. This is a decrease of $1,308.00 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case that originated on xx, and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91340905	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$468.45	06/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	$7,884.00	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/15/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, "xx." No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2022 were paid on 1/20/2023 in the total amount of $468.45. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/10/2023, the borrower is current on the loan and the next due date is 7/1/2023. The last payment was received on 6/7/2023 in the amount of $913.35 which was applied to the due date of 6/1/2023. The unpaid principal balance is xx. The current P&I is $680.75 and the interest rate is 4.750%.	Collections Comments:The loan is currently performing, and the next due date is 7/1/2023. The last payment was received on 6/7/2023 in the amount of $913.35 which was applied to the due date of 6/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx" as an xx for 119 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed loan origination fee test due to fee charged $1,349.00 exceeds fee threshold of $1,305.00, over by +$44.00.
Below fees were included:
Document Preparation Fee paid by Borrower: $250.00
Funding, Wire, or Disbursement Fee paid by Borrower: $80.00
Processing Fee paid by Borrower: $270.00
Title Closing Protection Letter paid by Borrower: $25.00
Underwriting Fee paid by Borrower: $684.00
Wire Transfer Fee paid by Borrower: $40.00."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan was uninsurable because the BWR does not have enough VA entitlement."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.74% as the borrower’s income is $5,573.28 and total expenses are in the amount of $2,716.77 and the loan was underwritten by DU (Locator#xx ) and its recommendation is “Approve/Eligible” with a DTI of 48.74%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85549589	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,692.99	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/13/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx." The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx." No active judgments or liens were found. No prior year’s delinquent taxes have been found.	According to the payment history as of 6/10/2023, the borrower is current on the loan. The last payment was received on 6/1/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The P&I is $813.10 and the PITI is $1,011.55. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/10/2023, the borrower is current with the loan. The last payment was received on 6/1/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The UPB reflected as per the payment history is xx. As per 1003, the borrower has been working at "xx" as a xx for 60 months. No evidence has been found regarding bankruptcy and foreclosure. The loan has not been modified since origination. The collection comments are missing from the loan file. Unable to determine the current occupancy and condition of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as owner occupied. Tape shows borrower was renovating the property and has moved in. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 12/xx/2021 does not reflect transfer taxes. However, final CD dated 1/xx/2022 reflects transfer taxes at $1,011.56. This is an increase in fee of $1,011.56 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																																								Subject loan is purchase case, originated on xx and 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64497022	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	05/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	$26,103.68	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/14/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignment. Currently, the assignment is with the original lender, xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/10/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/18/2023 in the amount of $1,294.77 (PITI) which was applied for the due date of 5/1/2023. The current P&I is $929.56 with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/10/2023, the borrower is current with the loan and the next due date is 6/1/2023. The current UPB reflected as per the payment history is xx
As per the final application, the borrower has been working at "xx" as an xx for 20 years.
Covid-19 attestation is available in the loan file, which is located at “xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.07%. Tape shows discrepancy over proof of excluded debts pushes DTI to 51%. Further details not provided. Lender defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.07%, the borrower’s income is $12,591.98 and total expenses are in the amount of $5,675.45 and the loan was underwritten by LP (Locator#xx1) and its recommendation is Accept with a DTI of 45.00%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx
88843646	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,582.95	06/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 6/14/2023, the subject mortgage was originated on xx and recorded on xx in favor of “xx” in the amount of xx
There is no chain of assignments as the subject mortgage is with original lender xx
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.
According to payment history as of 6/5/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/5/2023 in the amount of $2,190.45 with an interest rate of 4.00% which was applied for the due date of 6/1/2023. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/5/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/5/2023 in the amount of $2,190.45 with an interest rate of 4.00% which was applied for the due date of 6/1/2023. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final application, the borrower has been working at xx an xx for 32 months.
No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the subject loan was closed using a purchase price of xx, while the DU report reflects the appraised value as $xx, which makes the loan amount too high and pushes the LTV to 1xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 02/xx/2022 reflects Recording fee at $400.00. However, CD dated 04/xx/2022 reflects Recording fee at $510.00. This is an increase of +$70.00 for charges that in total cannot increase more than 10% test. COC for increase fee is missing from the loan documents. Subject loan is purchase, originated on xx and the SOL of 1 year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19240691	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,676.69	05/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/15/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx
There is no chain of assignment. Currently, the assignment is with the original lender,xx
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of $5,076.69 on 02/15/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 6/10/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 5/16/2023 in the amount of $2,983.48 (PITI) which was applied for the due date of 6/1/2023. The current P&I is $2,167.90 with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 6/10/2023, the borrower is current with the loan and the next due date is 7/1/2023. The current UPB reflected as per the payment history is xx

The loan was originated on xx. As per the Covid-19 attestation dated 06/15/2021, which is located at "xx5," the borrower’s income was impacted by Covid-19.
As per the seller’s tape data, the borrower filed for forbearance.

As per the appraisal report dated 06/09/2021, which is located at "xx", the appraisal report is "subject to" due to some repairs on the subject property. As per the recap of the subtotal document dated 06/25/2021, which is located at "xx," the subject property needs major repairs, and the estimated costs to repair the damages are in the amount of $179,650.00. As per the comment dated 09/08/2021, the borrower informed the servicer that the subject property was impacted by the hurricane. No details have been found regarding the insurance claim or the completion of repairs.

As per the final application, the borrower is self-employed. He has been the owner of "xx

As per the comment dated 04/21/2022, the subject property is vacant.
As per the comment dated 12/21/2021, the reason for default is national emergency declaration.
The servicer provided FB plans, which ran and were extended several times from 09/01/2021 to 03/01/2022.
Unable to determine the current condition of the subject property.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Initial Escrow Acct Disclosure	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal of subject property is subject to repairs of multiple items listed in the consultant report pg#6 totaling $179,650.00. The final CD shows an escrow holdback in the amount of $206,597.50. The 1004D completion report is missing from the loan documents."
* Loan has escrow holdback. No proof it was released (Lvl 4)     "The final CD shows an escrow hold-back in the amount of $206,597.50, but the loan document contains no evidence of release."
* LTV or CLTV exceeds 104% (Lvl 4) "Collateral value used for underwriting: $xx Amount of secondary lien(s): $0.00 Loan amount: $xx LTV/CLTV = xx	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the subject loan being repurchased due to the borrower's filing forbearance during renovations, which violated recourse."
																																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
48110147	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$677.49	05/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/15/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of "xx" The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx No active judgments or liens were found. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/18/2023, the borrower is current with the loan. The last payment was received on 5/18/2023, which was applied for the due date of 5/1/2023 and the next due date for payment is 6/1/2023. The P&I is $518.93 and the PITI is $739.53. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/18/2023, the borrower is current with the loan. The last payment was received on 5/18/2023, which was applied for the due date of 5/1/2023 and the next due date for payment is 6/1/2023. The P&I is $518.93 and the PITI is $739.53. The UPB reflected as per the payment history is xx As per 1003, the borrower has been working at "xx. No evidence has been found regarding bankruptcy and foreclosure. The collection comments are missing from the loan file. Unable to determine the current occupancy and condition of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45%. Tape shows BWR was not employed at the time of closing. BWR defect, unable to calculate ATR. The subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.443% as the borrower’s income is $3,423.00 and total expenses are in the amount of $1,555.53 and the loan was underwritten by LP (Locator# xx) and its recommendation is “accept” with a DTI of 45%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
82395982	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$22,942.82	05/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	360	xx	xx	$190,442.82	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/14/2023, the subject mortgage was originated onxx and recorded on xx with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, "xx." No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 were paid on 10/28/2022 in the total amount of $23,304.86. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/10/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/18/2023 in the amount of $6,229.50 which was applied to the due date of 5/1/2023. The unpaid principal balance is xx The current P&I is $4,514.28 and the interest rate is 3.875%.

Collections Comments:The loan is currently performing, and the next due date is 6/1/2023. The last payment was received on 5/18/2023 in the amount of $6,229.50 which was applied to the due date of 5/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx" as a principal partner for 158 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a TX 50a6 cash-out refinance loan. The tape shows that the seller lost commitment due to investor delay, and the balance sheet was not available at the time of closing. The balance sheet is available now. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Final AUS report is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
45634211	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,243.22	05/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/22/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/31/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/1/2023 in the amount of $2,044.63 (PITI), which includes the P&I of $1,343.70, which was applied to the due date of 5/1/2023. The current rate of interest is 3.250% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/31/2023, the borrower is current with the loan and the next due date is 6/1/2023. The current UPB is xx
The loan was originated on 6/29/2021. The seller's tape data shows that the borrower is not employed. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of “xx” for 17 months.
The Covid-19 attestation is located at “xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/xx/2021 does not reflect Hoa/Condo/Pud Certification Fee. However, CD dated 06/xx/2029 reflects Hoa/Condo/Pud Certification Fee at $31.00 This is an increase in fee of $31.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.71%. The tape shows the BWR was not employed at the time of closing. Further details were not provided. Borrower defect, unable to calc ATR. The subject loan originated on xxand the 3 year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.71%, as the borrower's income is $11,250.00 and total expenses are in the amount of $5,593.32 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 49.72%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
87539185	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,746.36	05/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/27/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx
The chain of assignments has been completed. Currently, the assignment is with the original lender “xx
No active liens or judgments have been found against the borrower or subject property.
The county annual taxes for 2022 have been paid on 1/4/2023 in the total amount of $5,488.82.
The county annual taxes for 2022 MUD No 495 have been paid on 12/28/2022 in the amount of $3,257.54.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 5/31/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/9/2023 in the amount of $2,755.03 which was applied to the due date of 5/1/2023. The unpaid principal balance is xx. The current P&I is $1,269.17 and the interest rate is 2.750%.

Collections Comments:The loan is currently performing, and the next due date is 6/1/2023. The last payment was received on 5/9/2023 in the amount of $2,755.03 which was applied to the due date of 5/1/2023. The unpaid principal balance is $294,497.10. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at "xx" as an xx for 143 months.
The Covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	XX	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject appraisal dated 8/21/21 shows as is status but page 4 shows appraisal is subject to completion of construction. Tape shows seller repurchased loan over inability to obtain construction documentation from BWR. BWR is not cooperating. Seller did not provide what is missing. Request clarification from seller and a CO."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that the loan is uninsurable because certain documentation for a construction loan required at the time of closing was not requested by the UW and now the borrower is not cooperating with the investor on getting the missing documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.947%, as the borrower’s income is $6,471.40 and total expenses are in the amount of $3,555.83 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/Eligible” with a DTI of 54.95%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60608767	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,539.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/26/2023, the subject mortgage was originated on xx with the lender xx, recorded on xx in the amount of xx. The chain of assignments has not been provided. The current assignment is with xx for xx. There is a junior mortgage originated on xx in favor of xx in the amount of xx recorded on xx. There is a prior judgment against the borrower in favor of xx in the amount of $6,185.75 which was recorded on 4/26/2019. The annual county taxes for 2022 have been paid in the total amount of $1,539.00.	According to the payment history tape data as of 5/31/2023, the borrower is current on the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is 6/1/2023. The P&I is $995.75 and the interest rate is 2.875. The UPB reflected as per the payment history tape is xx	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of 5/31/2023, the borrower is current on the loan. Unable to determine the last payment received date. As per the seller’s tape data, the next due date for payment is 6/1/2023. The P&I is $995.75 and the interest rate is 2.875. The UPB reflected as per the payment history tape is xxThe subject property is owner occupied. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding COVID-19. No evidence has been found regarding damage. As per the final application, the borrower has been working at "xx" as a xxfor 6 years.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 39.25%. Tape shows undisclosed debts at closing, and documentation supporting the SE income and omission of debts is missing, which may push DTI to 66.83%. Further details not provided. Lender defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18172829	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,907.21	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$1,021.17	03/01/2022	Financial Hardship	The review of the updated title report dated 06/26/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of "xx
The chain of assignments is incomplete. Currently, the assignment is with the original lender, "xx." However, it should be with 'xx.
There are two junior mortgages against the subject property in favor of 'xx. The first mortgage in the amount of xx originated on xx which was recorded on 02/15/2023, and the second mortgage in the amount of xx originated on xx, which was recorded onxx
No active judgments or liens were found.
The annual city taxes for 2022 have been paid in the total amount of $1.472.29.
The annual county taxes for 2022 have been paid in the total amount of $3,434.92.
No prior year’s delinquent taxes have been found.
According to the PH seller’s tape data as of 05/31/2023, the borrower is current with the loan, and the next due date is 06/01/2023. The last payment date is not available. The monthly P&I is $1,374.04, and the interest rate is 2.875%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the PH seller’s tape data as of 05/31/2023, the borrower is current with the loan, and the next due date is 06/01/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per the comment dated 4/7/2020, the borrower lost his job and is on a forbearance plan. As per servicing comment dated 11/02/2021, borrower is on Covid-19 forbearance plan. As per the servicing comment dated 10/1/2021, the subject property is occupied by the owner, and the borrower’s intention is to keep the property. According to collection comments, the subject property was damaged on 2/17/2021 due to water. The comment dated 3/18/2021 shows that two loss draft check was received in the amount of $7,461.05. As per the comment dated 4/8/2021, a loss draft check was issued for $5,595.79. No further details have been found. Hence, unable to determine whether the repairs are completed or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of 3/1/2022. The new modified unpaid principal balance is $291,082.07. The borrower agreed to pay the modified monthly P&I of $1,021.17 with a modified interest rate of 2.875% starting on 3/1/2022 and continuing until the new maturity date of xx	Affiliated Business Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows supporting documents to omit a residential lease debt where borrower is a co-signer are missing from the loan documents. Tape also shows BWR was short $10K to close. Further details were not provided. The subject loan originated on xx and the 3-year SOL has expired.""
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49..98% as the borrower’s income is $5,150.15 and total expenses are in the amount of $2,574.27 and the loan was underwritten by DU (Locator#xx) and its recommendation is Approve/Eligible with a DTI of 49.98%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
34289513	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,723.57	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx and recorded on xx in the amount of xxin favor of “xx.”
The chain of assignments has not been provided. However, the current assignment is with an original lender, “xx.” instead of xx.
No active judgments or liens have been found.
The combined annual taxes for 2022 have been paid in the amount of $7,723.57 on 12/30/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 05/31/2023, the borrower is current with the loan and the next due date is 06/01/2023. The date of the last payment received is not available. The monthly P&I is in the amount of $1,566.79 with an interest rate of 3.125%. The current UPB is reflected on the tape in the amount of xx	Collections Comments:The current status of the loan is current.
According to the payment history as of 05/31/2023, the borrower is current with the loan and the next due date is 06/01/2023. The current UPB is reflected on the tape in the amount ofxx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
At the time of origination, the borrower has been a xx from 9 months.
The loan was originated on 12/03/2021 and the Covid-19 attestation is located at “xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.70%. The tape shows income and debts miscalculation. The revised income and debts calculated may push the DTI higher. Further details were not provided. Lender defect, unable to calc ATR. The subject loan originated on xx and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary does not reflect the BRW2's other monthly debts. The final transmittal summary is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.700%, as the borrower’s income was $20,277.66 and total expenses are in the amount of $9,064.08 and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of 45%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88433425	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,410.49	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	xx	$1,338.71	Unavailable	Unavailable	The review of the updated title report dated 06/27/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx". The chain of assignments has not been provided. However, the current assignment is with an original lender, "Mers as nominee for xx". No active liens or judgments have been found against the borrower or subject property. The combined annual taxes for 2022 have been paid in the amount of $2,410.49 on 12/18/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/31/2023, the borrower is current with the loan, and the next due date is 6/01/2023. The date of the last payment received is not available. The last payment was applied to the due date of 5/01/2023 in the amount of $1,848.73 (PITI). The monthly P&I is in the amount of $1,338.71 with an interest rate of 4.250%. The current UPB is $xx3, and the deferred balance is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/31/2023, the borrower is current with the loan, and the next due date is 6/01/2023. The current UPB is xx, and the deferred balance is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per the tape, the property's occupancy is stated as owner-occupied. As per the final application, the borrower is the owner of a cab and has been working as a xx for 105 months. As per the comment dated 1/24/2022, the subject property was damaged due to wind on 8/29/2021. The claim has been filed, and loss draft check #435509 has been received in the amount of $3,264.63 on 12/20/2021. The comment dated 3/7/2022 shows that loss draft check #2023866371 has been issued for $8,236.99. Further details were not found. Hence, we are unable to determine whether damages have been completed or not. As per the servicing comment dated 8/29/2021, the borrower's income has been impacted by Covid-19. A forbearance plan has been offered to the borrower for three months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with a P&I of $1,359.97 and an interest rate of 4.25%. The stated maturity date is 6/1/2047. However, the payment history as of 5/31/2023 shows the current P&I is $1,338.71 and the interest rate is 4.25%. There is a reduction in P&I with respect to note data. The collection comment dated 11/04/2020 shows that mod agreement was received. However, the modification agreement is missing from the loan file. As per tape data, there is a deferred balance in the amount of $8,685.75.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.33%. Tape shows BWR's total monthly debts were miscalculated, which may push DTI to 55.68%. Further details not provided. Lender defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails Qualified mortgage lending policy points and fees test due to fees charged $8,112.00 exceeds fees threshold of $8,022.41 over by +$89.59.
The below fees were included in the test:
Appraisal Fee paid by Borrower: $510.00
Mortgage Broker Fee paid by Borrower: $7,602.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on final CD dated 05/xx/2017. Initial LE dated 04/xx/2017 reflects non-specific lender credit at $2,745.00. However, final CD dated 05/xx/2017 reflects non-specific lender credit at $555.56. This is decrease of +$2,189.34 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase, originated on xx and the SOL of 1-year has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $8,112.00 exceeds fees threshold of $8,022.41 over by +$89.59.
The below fees were included in the test:
Appraisal Fee paid by Borrower: $510.00
Mortgage Broker Fee paid by Borrower: $7,602.00."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.33% as the borrower’s income is $4,277.25 and total expenses are in the amount of $1,938.37 and the loan was underwritten by LP (Locator#xx) and its recommendation is Accept/Eligible with a DTI of 45%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79541789	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,705.96	05/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/27/2023, the subject mortgage was originated on xx and recorded on xx in favor of “xx” in the amount of xx
The chain of assignments has not been provided. However, the current mortgage is with the original lender “xx
There is an active prior state tax lien against the borrower xx in favor of xx for the amount of $2,370.00 which was recorded on  xx.
Annual utility taxes for 2023 have been delinquent on 10/1/2023 in the amount of $306.72.

According to the payment history as of 6/7/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 5/30/2023 in the amount of $2,375.71 (PITI), which includes the P&I of $759.26, which was applied to the due date of 6/1/2023. The current rate of interest is 2.875%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/7/2023, the borrower is current on the loan, and the next due date is 7/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx. as a xx for 120 months.
The loan was originated onxx; the COVID-19 attestation document is available at "xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of $5,630.00 exceeds fees threshold of$5,446.21 over by +$183.79. The following fees were included in the test: Fee paid by Borrower: $1,055.00 Mortgage Broker Fee (Indirect) $4,575.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the prohibited fees test due to fees of $75.00.  The following fees were included in the test: Closing Protection Letter paid by Borrower: $75.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure. The post-consummation revised closing disclosure is dated 6/xx/2022, which is more than 60 calendar days after the consummation date of xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $5,630.00 exceeds fees threshold of $5,446.21 over by +$183.79.  The following fees were included in the test: Application Fee paid by Borrower: $1,055.00 Mortgage Broker Fee (Indirect) $4,575.00."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.99%. Tape shows undisclosed debts may push DTI to 53.57%. Further details not provided. Borrower defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.991% as the borrower’s income is $5,893.34 and total expenses are in the amount of $2,710.41, and the loan was underwritten by DU (Locator#xx) and its recommendation is "Approve/Eligible" with a DTI of 45.99%."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54000788	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,441.66	05/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	$204,923.70	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Secondary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/27/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignment. Currently, the assignment is with the original lender, xx
There is a notice of lis pendens against the subject property, which was recorded prior to loan origination and was filed by xx on xx, and recorded on xx shows the subject property is affected by this suit.
There is a certificate of sale for unpaid municipal Liens against the subject property in favor of xx The sewer charges of 2019 were sold to xx on 10/19/2020 in the amount of $276.22 under certificate # xx
There is a prior state tax lien against the borrower in favor of xx” which was recorded on 6/16/2005 in the total amount of $537.56.
There are six prior civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $26,866.92.
There are four prior state tax lien in favor of the same plaintiffs “xx which were recorded against the prior owner.

There are six prior judgments in favor of the same different plaintiffs which were recorded against prior owner.
No prior year’s delinquent taxes have been found.
No prior year’s delinquent taxes have been found.
According to payment history as of 6/6/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/12/2023 in the amount of $1,833.40 (PITI) which was applied for the due date of 5/1/2023. The current P&I is $1,159.63 with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to payment history as of 6/6/2023, the borrower is current with the loan and the next due date is 6/1/2023. The current UPB reflected as per the payment history is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.53%. Tape shows BWR's total monthly debts were falsely represented, which may push DTI to 47.87%. Further details not provided. BWR defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL has expired."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25851801	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,913.83	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.928%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/27/2023, the subject mortgage was originated on xx and recorded on xx with the lender Uxx for the amount of $122,250.00.
The chain of assignment has been completed. Currently, the assignment is with the original lender “xx
There is a mortgage that was originated on 11/23/2020 and recorded onxx with the lender “xx” for the amount of $1xx
The subordination agreement is located at xx.
The first and second installment of utility taxes for 2023 are due on 3/31/2023 in the total amount of $63.00 and 6/30/2023 in the amount of $60.00.
The annual combined taxes for 2022 were paid on 11/14/2022 in the amount of $3,913.83.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 5/31/2023, the borrower is current with the loan and the next due date is 6/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx The current interest rate is 2.928%.	Collections Comments:The loan is currently performing, and the next due date is 6/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of “xxC” for 43 months.
The Covid-19 attestation is located at “1xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.65%. Tape shows SE income was not documented as lender did not use most recent 2 years tax returns and BWR had undisclosed mortgage. DTI may be 64.72%. Further details not provided. Lender defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the Qualified Mortgage Lending Policy Points and fees test due to Fees charged $3,805.62 Exceeds Fees threshold of $3,494.89 Over by +$310.73.
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,750.62
Underwriting Fee paid by Borrower: $1,055.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 5/xx/2021 reflects the sum of Section C fees and Recording fee at $1,446.00. However, CD dated 6/xx/2021 reflects the sum of Section C and Recording fee at $1,645.54. This is a cumulative increase of $54.94 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the SOL is 3 years.

TRID Violation due to decrease in lender credit on Closing Disclosure dated 06/xx/2021. Initial CD dated 06/xx/2021 reflects lender credit at $2,361.28, however, Revised CD dated 06/xx/2021 reflects Lender Credit at $2,116.79. This is decrease of $244.49 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $3,805.62 Exceeds Fees threshold of $3,494.89 Over by +$310.73.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $2,750.62
Underwriting Fee paid by Borrower: $1,055.00"
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31469311	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,492.72	05/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 6/23/2023, the subject mortgage was originated on xxand recorded on xx in favor of “xx” in the amount of $xx
The chain of assignments has not been provided. However, the current mortgage is with the original lender “xx
No active judgments and liens have been found.
No delinquent taxes have been found for the prior year.	According to payment history as of 5/31/2023, the borrower is current on the loan. The next due date is 6/1/2023. The last payment was received on 5/3/2023 in the amount of $1,180.35 with an interest rate of 2.999%, which was applied for the due date of 5/1/2023. The current UPB isxx The payment history tape data shows the deferred balance is $7,822.53.	Collections Comments:The current status of the loan is performing.
According to payment history as of 5/31/2023, the borrower is current with the loan. The next due date is 6/1/2023. The last payment was received on 5/3/2023 in the amount of $1,180.35 with an interest rate of 2.999% which was applied for the due date of 5/1/2023. The current UPB is xx. The payment history tape data shows deferred balance is $7,822.53.
No bankruptcy and foreclosure evidence has been found.
As per the comment dated 5/18/2022, the borrower’s income was impacted by Covid-19. The servicer provided FB plan which ran from 5/1/2022 to 7/31/2022.
As per the comment dated 8/29/2022, the borrower was approved for the Covid-19 deferral plan and the first payment is 10/1/2022. However, the deferral agreement is not available in the loan file.
The final 1003 is missing from the loan file. Hence, unable to determine the borrower’s employment details.
The appraisal report dated 12/6/2021 located at "1xx" shows the property is subject to completion or repairs due to several large holes on the garage ceiling that appear to be from water infiltration. The garage ceiling has a dark, moldy or mildew-looking substance. The cost of the repair is $600.00. Further details not provided. Updated 1004D is missing from the loan file. CCs do not show details regarding damage/repairs.
As per the comment dated 8/26/2022, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated with a P&I of $1,180.35 and an interest rate of 2.999%. As per the payment history as of 5/31/2023, the current P&I is $1,180.35 and the interest rate is 2.999%. However, the collection comment shows the details regarding the modification and deferment processes. However, we are unsure whether the loan was modified. As per tape data, the deferred balance is $7,822.53.	Appraisal (Incomplete) Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Note Transmittal (1008)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Tape shows BWR's income and employment were not properly documented, which may push DTI to 62.37%. Further details not provided. Lender defect, unable to calc ATR. The subject loan originated on xx and the 3-year SOL is active."
* Note is missing or unexecuted (Lvl 4) "The original note with the lost note affidavit is missing from the loan documents. The loan has not been modified since origination."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "The appraisal report dated 12/xx/2021 is subject to the completion of a garage inspection to be done by a licenced building professional to address the apparent water infiltration issues and the garage ceiling that has a mold or mildew-like substance on it. The total cost of the repair is $600. Updated 1004D is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/LP report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9151422	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,997.99	05/31/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/26/2023, the subject mortgage was originated on 11/30/2021 with the lender MERS as nominee for xx in the amount of xxwhich was recorded on 01/14/2022.
The chain of assignment has been completed. Currently, the assignment is with the original lender “xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 05/31/2023, the borrower is current with the loan and next due date is 07/01/2023. The last payment was received on 05/31/2023 in the amount of $2517.06 which was applied for the due date of 06/01/2023. The current P&I is $1531.74 and PITI is $2517.06. The UPB is xx

Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 05/31/2023, the borrower is current with the loan and next due date is 07/01/2023. The UPB is $xx
The loan was originated on xx. The Covid-19 attestation is available at "xx
As per the final application, the borrower has been working at “xx” as a “xx” for 81 months.
According to the PACER, the borrower "xxz" had filed for bankruptcy under chapter-7 with the case#xx on xx. However, the bankruptcy case was discharged on 12/16/2022 and terminated on 1/17/2023.
The post-closing details regarding the foreclosure have not been found.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter 7 with case# xx0 on xx. The schedule D in the voluntary petition shows the amount of the claim is $366,590.00 and the value of the collateral is xx. So, the unsecured portion is $46,727.00. The re-affirmation agreement was filed on 10/20/2022. However, the bankruptcy case was discharged on xx and terminated on xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Note	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 53.403%. Tape shows BWR may have an IRS repayment plan that was not included in DTI. There are no doc in file showing plan was PIF. Further details were not provided. Lender defect; unable to calculate ATR. Subject loan originated on xx and the 3 year SOL is active."
* Note is missing or unexecuted (Lvl 4) "The original note along with lost note affidavit is missing from the loan file. The loan has not been modified since origination."	* Income documentation does not meet guidelines (Lvl 3) "The tax transcripts of 2019 reflect the borrower's citizenship status as non-resident, i.e., NROR, and stamped tax returns were used to clear the condition for proof of filing and receipt, but the stamp says "proof of delivery only, this is not an official receipt". As per FHA, this is insufficient to document that the returns have been received by the IRS, which caused them to reject the loan for insurance."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.403%, as the borrower's income is $5,346.19 and total expenses are in the amount of $2,855.04 and the loan was underwritten by DU (Locator#xx3) and its recommendation is "Approve/Eligible" with a DTI of 53.40%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
98716585	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,084.36	05/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/23/2023, the subject mortgage was originated onxx and recorded on xx in the amount of xx with xx According to the updated title report dated 6/23/2023, the chain of assignment is incomplete. Currently, the assignment is with "xx." However, it should be with "xx." No active judgments or liens have been found. The county taxes for 2022 (1st and 2nd installments) have been paid off in the total amount of $5,084.36. No prior year’s delinquent taxes have been found.	According to payment history as of 5/31/2023, the borrower is current with the loan, and the next due date is 6/1/2023. The last payment was received on 5/1/2023 in the amount of $1,966.72, which was applied to the due date of 5/1/2023. The current P&I is $1,966.72, with an interest rate of 3.999%. The current UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing. According to payment history as of 5/31/2023, the borrower is current with the loan, and the next due date is 6/1/2023. The current UPB reflected as per the payment history is xx. Covid-19 attestation is available in the loan file, which is located at "xx. Unable to determine the current condition and occupancy of the subject property. As per the final application, the borrower has been working at "xx" as a cashier for 2.3 years. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-closing bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows that a defect in the updated appraised value made the loan ineligible due to LTV, and the lender attempted an ROV (Reconsideration of Value), which resulted in no increase in value. The review of the appraisal report shows that the subject property was valued at xx however, an appraised value of xx was submitted in the LP/AUS. A valuation report supporting an increased value of $xx is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50% DTI. The tape shows new debt opened prior to closing, which may push the DTI higher. Further details were not provided. Borrower defect, unable to calculate ATR. The subject loan originated on 0xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase, originated on xx and the SOL of 1 year has expired"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2022 does not reflect Points - Loan Discount Fee. However, CD dated 04/xx/2022 reflects Points - Loan Discount Fee at $3,708.00. This is an increase in fee of $3,708.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase, originated onxxand the SOL of 1 year has expired."
* Condo / PUD rider Missing (Lvl 2)     "According to the appraisal report, the subject property type is PUD. However, the PUD rider is not attached to the recorded mortgage."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.105%, the borrower’s income is $6,066.67and total expenses are in the amount of $3,039.68 and the loan was underwritten by LP (Lxx2) and its recommendation is Accept with a DTI of 50.00%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3255473	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,547.74	05/08/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/27/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx
The chain of assignments is complete, as the current assignment is with the original lender xx
There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx which was recorded on xx
No active judgments or liens were found.
The county taxes for 2022 (first and second installments) have been paid in the amount of $6,547.74.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/31/2023, the borrower is performing with the loan, and the next due date is 6/01/2023. The last payment was received on 05/08/2023 in the amount of $1,558.58 (PITI), which was applied for the due date of 05/01/2023. The monthly P&I is in the amount of $898.66 with an interest rate of 2.875%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 5/31/2023, the borrower is performing with the loan, and the next due date is 6/01/2023. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per the servicing comment dated 03/25/2022, the reason for default is other. No information has been found related to damage or repairs. As per the servicing comment dated 03/25/2022, the subject property is owner-occupied. As per the final application, the borrower has been working at "xx" as a xx for 4 months. The Covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40%. Tape shows income misrepresentation may push DTI to 86.68%. Further details were not provided. BWR defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91906339	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,747.64	05/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/22/2023 shows that the subject mortgage was originated on xx and recorded on 0xx in the amount of xxin favor of xx
The chain of assignments has not been provided. However, the current mortgage is with the original lender “xx.
No active judgments and liens have been found.
There is an active prior mortgage against the subject property in favor of “xx” in the amount of $xxwhich was recorded on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/31/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/1/2023 in the amount of $1,985.78 (PITI), which includes the P&I of $1,546.18, which was applied to the due date of 5/1/2023. The current rate of interest is 5.250% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/31/2023, the borrower is current with the loan and the next due date is 6/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower “xx” as a “manager for 1 month.
The loan was originated on 04/18/2022 and the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is $3,255.00, annual payments (debt service) are $21,809.16 and the debt service cover ratio (DSCR) is -0.15, which is less than 1."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan is NOO and was approved at 49.48%. Tape shows UW considered income from a second job; however, the borrower did not have a 2-year history of receiving the income, and the rental income miscalculation of REO may push DTI to 149.66%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6779272	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,042.93	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.192%	360	360	xx	xx	$476,697.91	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/28/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided. However, the current mortgage is with the original lender  “xx”.
There is a prior state tax lien found against the borrower in favor of “Oklahoma Tax Commission” in the amount of $352.45 which was recorded on xx
No prior year’s delinquent taxes have been found.
The latest payment history is missing from the loan file. According to the payment history tape data as of 05/31/2023, the borrower is current with the loan and the next due date is 06/01/2023. The last transaction details are not available. The current UPB is reflected on tape for the amount of xx	Collections Comments:The current status of the loan is performing.
The latest payment history is missing from the loan file. According to the payment history tape data as of 05/31/2023, the borrower is current with the loan and the next due date is 06/01/2023. The last transaction details are not available. The current UPB is reflected on tape for the amount of xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at “xxC” as a “xx for 172 months.
The loan was originated on xx. The Covid-19 attestation document is available at "xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.067% as the borrower’s income is $5,759.00 and total expenses are in the amount of $2,883.37, and the AUS report is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated 10/xx/2021 does not reflect points - loan discount fee. However, the final CD dated 11/xx/2021 reflects points - loan discount fee at $826.77. This is an increase in fee of $826.77 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx, and the SOL is 3 years."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape defect shows appraisal report at $xx. Full tape shows value at $xx. Defect appears to be in error. xx search shows home valued over $xxK. Current UPB $xxK. Downgraded to a 3."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
33276689	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,503.88	06/09/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	No	Yes	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/27/2023 shows that the subject mortgage was originated on xx. The chain of assignments has not been provided. The mortgage is with original lender, xx.
No active judgments or liens have been found.
The 2022 county annual taxes have been paid in the amount of $8,163.72 on 11/28/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/09/2023, the borrower is current with loan and the next due date is 07/01/2023. The last payment was received on 06/09/2023 in the amount of $4,591.26 (PITI) and was applied to the due date of 06/01/2023. The monthly P&I is in the amount of $4,591.26 with an interest rate of 5.750%.The current UPB is xx	Collections Comments:The current status of the loan is performing and next due date is 7/1/2023. The last payment was received on 06/09/2023 in the amount of $4,591.26 (PITI) and was applied to the due date of 06/01/2023. The current UPB is xx. As per PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found regarding the forbearance plan. As per tape data, the property is owner occupied. As per the final application, the borrower “Jose Leandro” has been working at “xx” as a director for 33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	XX	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
																																																																																																							* TRID Violations (Lvl 3) "Tape shows the loan is not saleable due to an ICD violation. The initial closing disclosure was not received by the borrower at least three (3) business days prior to consummation. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8445903	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14.63	05/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$4,110.60	02/01/2023	Financial Hardship	According to the updated title report dated 06/30/2023, the subject mortgage was originated on xx in the amount of $754,950.00 with MERS as nominee for xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx.
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of $13.73 on 11/14/2022.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/30/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 5/30/2023 in the amount of $5,069.84 (PITI) which was applied for the due date of 6/1/2023. The current P&I is $4,110.60 with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/30/2023, the borrower is current with the loan and the next due date is 7/1/2023. The current UPB reflected as per the payment history is xx
The modification agreement was made between the lender and borrower on 12/06/2022.
As per the final application, the borrower has been working at "xx", as anxxfor 4.10 years.
As per the comment dated 12/29/2022, the FEMA disaster was declared for xx on 11/21/2022.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 12/06/2022. As per the modified term, the new principal balance is $754,950.00. The borrower promises to pay $4,110.60 monthly with a modified interest rate of 5.125% beginning on 2/1/2023 with a maturity date of xx. The modification does not have a balloon provision. The loan has been modified once since origination.	Initial Escrow Acct Disclosure Missing DU/GUS/AUS	XX	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan closed as a construction loan on 1/xx/2022 with a construction term of 12 months; however, the loan is being sold as a permanent loan. 1004D is in file showing construction is completed."
																																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "The DU report is missing from the loan documents. However, a post-close DU dated 11/xx/2023 is available at "Carter CP S&D-Pg#49"."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 5.329% exceeds APR threshold of 4.670% over by +0.659%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49419597	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,936.62	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/30/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of “xx.
The chain of assignments has not been provided. However, the current mortgage is with the original lender “xx”
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/1/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 6/1/2023 in the amount of $1,663.82 (PITI), which includes the P&I of $1,191.18, which was applied to the due date of 6/1/2023. The current rate of interest is 2.875% and the current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 6/1/2023, the borrower is current with the loan and the next due date is 7/1/2023. The current UPB is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the comment dated 3/1/2023, the subject property was located in the TN Severe Winter Storm (DR-4691) disaster area, which was declared on 3/8/2023 and expired on 6/6/2023. However, no impact due to the disaster has been found. No comment pertaining to the damage to the subject property has been observed. The loan was originated on xx and the Covid-19 attestation document is located at "xx". As per the final application, the borrower has been retired.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR signed two original notes, and both notes were delivered to Freddie Mac, which cannot occur. Further details were not provided."
																																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
37827492	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,235.55	06/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	360	xx	xx	Not Applicable	USDA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/30/2023 shows that the subject mortgage was originated on xx in the amount of xx which was recorded on xx with lender, xx. The chain of assignments has not been provided. However, the mortgage is with the original lender, xx. No active judgments or liens have been found. The annual combined taxes for the year 2022 have been paid in the amount of $751.88 on 11/30/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/06/2023, the loan is performing and the next due date is 07/01/2023. The last payment was received on 06/06/2023 in the amount of $973.19(PITI) which was applied for the due date of 06/01/2023. The monthly P&I is in the amount of $419.47 with an interest rate of 2.750%. The current UPB is xx	Collections Comments:Current status of the loan is performing.
According to the payment history as of 06/06/2023, the loan is current and the next due date is 07/01/2023. The last payment was received on 06/06/2023 in the amount of $595.89 (PITI) which was applied for the due date of 06/01/2023. The monthly P&I is in the amount of $419.47 with an interest rate of 2.750%. The current UPB is reflected in tape for the amount of xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unavailable.
No information has been found regarding the forbearance plan.
No information has been found related damage or repairs.
The occupancy of the subject property is not available.
As per the final application, the borrower has been working at “xx” for 3 years.
The loan was originated on 12/18/2020 and the Covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the case number was rejected by USDA, and a conditional commitment was issued after the closing. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan document."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However final CD reflects cash to in the amount of $3,864.00."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30787520	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,227.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/29/2023, the subject mortgage was originated on xxwith the lender xx . recorded on xx in the amount of $491,670.00. The chain of assignments has not been provided. The current assignment is with MERS as a nominee forxx. No active liens and judgments have been found. The annual taxes for 2022 have been paid in the total amount of $2,227.00.	As per the review of tape data of payment history as of 04/30/2023, the borrower is current with the loan and next due date is 06/01/2023. The interest rate is 2.875%. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of 04/30/2023, the borrower is current with the loan and the next due date is 06/01/2023. The interest rate is 2.875%. The UPB isxx. As per the final application, the borrower has been working at xx as a material handler for 1.3 years. The Covid-19 attestation is located at "xx". The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "Tape shows issues with comps and adjustments. Subject is new construction and most aligned with Comp 2 from same new subdivision. Comp2 sold for $xxk. Subject sales price is $xxk. Current UPB $xxk and places current LTV under 100%. Downgraded to LVL3."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2021 reflects points - loan discount fee at $3,579.00 and transfer taxes fee at $2,384.00. However, CD dated 11/xx/2021 reflects points - loan discount fee at $3,687.53 and transfer taxes fee at $2,450.12. This is an increase in fee of +$174.65 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and 1-year SOL is expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.522% as the borrower's income is $5,254.40 and total expenses are in the amount of $2,339.36 and the loan was underwritten by DU (Locxx) and its recommendation is “approve/eligible” with a DTI of 44.52%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64318042	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$99.95	05/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/30/2023, the subject mortgage was originated on xx and recorded on xx with the lender xxe for the amount of $xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, "xx." No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 were paid on 1/3/2023 in the total amount of $99.95. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/30/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 5/30/2023 in the amount of $2,119.53 which was applied to the due date of 6/1/2023. The unpaid principal balance is xx. The current P&I is $1,750.59 and the interest rate is 4.250%.

Collections Comments:The loan is currently performing, and the next due date is 7/1/2023. The last payment was received on 5/30/2023 in the amount of $2,119.53 which was applied to the due date of 6/1/2023. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 12/29/2022, the subject property is located in a FEMA disaster zone due to the hurricane that began on 11/21/2022. As per the final application, the borrower has been working at "xxI for 36 months. The Covid-19 attention is located at "xx66".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The subject loan was closed with a foreign notary on a POA. BWR1 appointed limited POA to BWR2 for subject property purchase in SC but the document was executed and notarized in xx. Both BWRs are residents of TX. Elevated for client review and recommend consult with counsel."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated 7/xx/2022 does not reflect the appraisal re-inspection fee. However, final CD dated 8/xx/2022 reflects an appraisal re-inspection fee at $150.00. This is an increase in fee of $150.00 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on 8/xx/2022 and the SOL is 1 year."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1868256	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$526.16	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/26/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of xx in favor of xx.
The chain of assignments has been completed. However, the current assignment is with an original lender, xx"
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes for 2022 have been paid in the amount of $1,555.42.
No prior year’s delinquent taxes have been found in the updated title report.	As per the tape data payment history as of 05/02/2023, the loan is currently performing. The last payment was received on 4/24/2023 and the next due date is 05/01/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 3.250%.	Collections Comments:Currently, the loan is performing.
 As per the tape data payment history as of 05/02/2023, the loan is currently performing. The last payment was received on 4/24/2023 and the next due date is 05/01/2023. The current UPB as of the date reflected in the provided payment history is xx.
As per the servicing comment dated 4/20/2023, the reason for default is excessive obligation.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The loan was originated on xx and the Covid-19 attestation document is available in the loan file located at (xx).
As per the comment dated 7/14/2022, the property is owner occupied and in average condition.
 As per 1003, the borrower has been the franchise owner of xx for 52 months.
 The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $7,703.75 Exceeds Fees threshold of $6,234.52 Over by +$1,469.23.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $3,718.75
Points - Loan Discount Fee paid by Borrower: $2,930.00
Underwriting Fee paid by Borrower: $1,055.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE ((Freddie Mae public guidelines) QM points and fees test due to Fees charged $7,703.75 Exceeds Fees threshold of $6,234.52 Over by +$1,469.23.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $3,718.75
Points - Loan Discount Fee paid by Borrower: $2,930.00
Underwriting Fee paid by Borrower: $1,055.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the fully executed Contract for Deed was not provided, based on the Title Commitment, a Notice of Interest claim by virtue of the Contract Deed in the property recorded xx, which supports a seasoning of more than 12 months prior to the Application Received Date eligible for a "no cash-out" refinance. The subject transaction was a refinance in which the client received xx in cash back from the transaction, which is considered a cash-out refinance and ineligible for contract for deed financing."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
55375303	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,967.89	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/25/2023, the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the mortgage is with xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 05/30/2023, the borrower is current with the loan and the next due date is 07/01/2023. The last payment was received on 05/30/2023 in the amount of $932.04 which was applied for the due date of 06/01/2023. The current P&I is $613.50 and PITI is $932.04. The UPB is $xx.
The deferred amount mentioned in the tape data which is $3,924.04 is showing as principal payment amount in the payment history on 9/15/2020.	Collections Comments:The loan is currently performing. As per the review of payment history as of 05/30/2023, the borrower is current with the loan and the next due date is 07/01/2023. The UPB is xx. As per the comment dated 11/26/2021, the borrower’s income was impacted by the Covid-19 pandemic. As per the final application, the borrower has been working at xx, as an equipment operator for 4.5 years. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:The foreclosure was initiated on 08/16/2022. As per the document located at xx, the foreclosure complaint was filed on 10/17/2022. As per the comment dated 11/17/2022, the reinstatement quote was approved by the servicer.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows sufficient funds for the down payment, closing costs, and required reserves were not satisfactorily verified. The review of the bank statement shows that assets totaling $7,197.24 were verified, which does not satisfy the cash to close requirement of $8,080.53 and creates a shortfall of $883.29. Gift assets of $10,000 were submitted, however, a bank statement proving the donor's ability is missing from the loan documents. LP does not mention any requirement for reserves. The subject loan was originated on xx, and the SOL of 3 years has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: $3,890.31 exceeds fees threshold of $3,884.78 over by +$5.53.
The following fees were included in the test:
Appraisal Fee paid by Borrower: $630.00
Mortgage Broker Fee (Indirect) $3,098.54
Points - Loan Discount Fee paid by Borrower: $161.77."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the Vermont Mortgage Lender License Prohibited Fees Test due to fees charged: $8,981.77 exceeds fee threshold of $0.00 over by +$8,981.77.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $161.77
Real Estate Commission paid by Seller: $8,070.00
Settlement or Closing Fee paid by Borrower: $665.00
Tax Service Fee paid by Borrower: $85.00"
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE QM points and fees test due to fees charged: $3,890.31 exceeds fees threshold of $3,884.78 over by +$5.53.
The following fees were included in the test:
Appraisal Fee paid by Borrower: $630.00
Mortgage Broker Fee (Indirect) $3,098.54
Points - Loan Discount Fee paid by Borrower: $161.77."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24784395	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,398.20	06/23/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/31/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
There is no chain of assignment. Currently, the assignment is with the original lender, xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2021/2022 have been paid in the total amount of $5,379.51.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The last payment was received on 4/14/2023 in the amount of $1,312.64 (PITI) which was applied for the due date of 4/1/2023. The current P&I is $867.91 with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working as a driver at xx, for 6 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $6,185.00 Exceeds Fees threshold of $4,696.17 Over by +$1,488.83.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $2,495.00
Points - Loan Discount Fee paid by Borrower: $3,690.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx does not reflect Mortgage Broker Fee. However, CD dated xx reflects Mortgage Broker Fee at $2,495.00.
Loan estimate dated xx does not reflect Transfer Taxes. However, CD dated xx reflects Transfer Taxes at $1,056.00.
This is a cumulative increase in fee of $3,551.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $1,203.00. However, CD dated xx reflects the sum of Section C and Recording fee at $1,542.00. This is a cumulative increase of +$218.70 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $6,185.00 Exceeds Fees threshold of $4,696.17 Over by +$1,488.83.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $2,495.00
Points - Loan Discount Fee paid by Borrower: $3,690.00"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.53%. The tape shows asset misrepresentation. The figures on bank statements from xx had been altered. Further details not provided. BWR defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the Borrower income is $2,649.84 and total expenses are in the amount of $1,312.64 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.53%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
28040990	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$321.76	06/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/30/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xx in favor of xx. The chain of assignments has been completed. The mortgage is currently assigned to xx which was recorded on xx. There is a prior civil judgment found against xx in favor of xx in the amount of $3,520.60 which was recorded on xx. The combined taxes for 2022 (3rd and 4th installments) are paid off in the total amount of $7,012. The combined taxes for 2023 (1st and 2nd installments) are paid off in the total amount of $7,162.88. No prior year’s delinquent taxes have been found.	As per tape data of payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The date of the last payment received is not available. The P&I is $1,822.48, the PITI is $3,093.33, and the interest rate is 2.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing. As per tape data of payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The current UPB is xx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per the servicing comment dated 6/25/2020, the borrower’s income was impacted by Covid-19. The borrower was on a forbearance plan that had been extended several times. A modification workout plan was approved for the borrower. No information has been found related to damage or repairs. As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement is missing from the loan. This is a conventional fixed-rate mortgage with a P&I of $2729.86 and an interest rate of 5.375%. The stated maturity date is 2/1/2049. However, the payment history as of 5/2/2023 shows the current P&I is $1,822.48 and the interest rate is 2.875%. The current UPB amount is xx. However, the collection comment dated 4/26/2021 and tape data show the loan was modified.	Missing or error on the Rate Lock	XX	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows that the subject property is not eligible for xx and that its value is not supported. The review of the loan documents shows that Comp 3 with a sales price of xx, is the closest to the subject in terms of value. Comps 1 and 2 with their wide range of sales prices, are not closest to the subject property value of xx and are not similar in terms like quality of construction, GLA, lot size, or count of beds and baths. Significant line adjustments were made to the comps, which are not justified. Current UPB xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 47.82%. The tape shows the borrower's income was overstated, which may push DTI higher. Further details were not provided. Lender defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $16,969.87 Fees threshold $14,438.72 over By +$2,531.15.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $13,406.25
Points - Loan Discount Fee paid by Borrower: $3,563.62"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

The below fees were included in the test:

Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title- MICS paid by Borrower: $25.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $834.00. However, final CD dated xx reflects Points - Loan Discount Fee at $3,563.62. This is an increase in fee of $2,729.62 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL of 3 years has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $16,969.87 Fees threshold $14,438.72 Over By +$2,531.15.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $13,406.25
Points - Loan Discount Fee paid by Borrower: $3,563.62"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.823%, the borrower’s income is $10,912.40 and total expenses are in the amount of $5,218.62 and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 48%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
91956450	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,378.01	06/19/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/30/2023 shows subject mortgage was originated on xx in the amount of xx with xx, and it was recorded on xx. The chain of assignments have been completed. The loan is currently assigned with xx. There is a state tax lien of xx against the borrower xx in the amount of $324.71 which was recorded on xx. The semi-annual county taxes for 2022 were paid in the total amount of $3,248.73 on 12/9/2022 and 5/2/2023 respectively. As per updated title report, no prior year taxes are delinquent.	As per the review of updated payment history as of 5/2/2023, the borrower is current with the loan and the next due date of payment is 5/1/2023. The last payment received date is not available. The current P&I is $1,226.71 with an interest rate of 4.875%. The UPB mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
As per the review of updated payment history as of 5/2/2023, the borrower is current with the loan and the next due date of payment is 5/1/2023. The UPB mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower xx has been working at xx, as xx for 2.0 years.
The property is owner occupied and is average condition. According to the appraisal report dated xx, there are epoxy patch cracks in the foundation walls, which remain moist during dry weather. As per the comment dated 7/28/2022, the subject property was damaged on 6/8/2022 (DOL). The claim # xx has been filed. The servicing comment dated 7/26/2022, the loss draft check # xx, in the amount of $22,845.63 was received on 7/26/2022. Further details have not been found regarding the repair, whether it is done or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 30%. The tape shows that UW miscalculated monthly debt and ATR was not established. Lender defect, unable to calculate ATR. The subject loan was originated on xx, and the 3-year SOL is expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Kansas license validation test due to xx requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a xx. The Office of the xx has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation due to decrease in lender credit in final closing disclosure dated xx. Initial LE dated xx reflects lender credit at $753.00. However, final CD dated xx reflects lender credit at $489.10. This is decrease of $263.90 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing.
Subject loan is purchase case, originated on xx and 1-year SOL is expired."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$22,845.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
99200857	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,900.60	06/12/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/26/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2022 have been paid in the total amount of $1,184.62.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of 5/2/2023, the borrower is current with the loan, and the next due date is 6/1/2023. We are unable to determine when the last payment was received. The current P&I is $1,936.01 and the PITI is $2,491.32, with an interest rate of 4.000%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of 5/2/2023, the borrower is current with the loan, and the next due date is 6/1/2023. The current UPB reflected as per the payment history tape data is xx.
As per the final application, the borrower has been working at xx as an xx for 7 months.
As per the comment dated 01/19/2023, the reason for default is excessive obligations.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "The tape shows the loan is uninsurable due to an incorrect appraised value. The review of the appraisal report shows that the appraised value of xx was increased to xx due to additional comparables being added to the sale comparison grid. An excessive number of comparables were used, and few of the comparables used were recommended by the lender. Calculated LTV 96.5%. Elevated for client review."
* Revised Loan Estimate is missing (Lvl 3) "Revised Loan Estimate dated xx is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx does not reflect the mortgage broker fee. However, the final CD dated xx reflects a mortgage broker fee at $6,082.78. The loan estimate dated xx reflects an appraisal fee at $590.00. However, the final CD dated xx reflects an appraisal fee at $700.00. This is a cumulative increase in fee of $6,192.78 for charges that cannot increase.  A valid COC for the increase in appraisal fee & mortgage broker fee is missing from the loan documents.
TRID violation due to decrease in lender credit on closing disclosure dated xx Initial CD dated xx reflects lender credit at $13,077.99. However, the final CD dated xx reflects lender credit at $5,417.73. This is a decrease of $7,660.26 for the fee, which has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.
																																																																																																								The subject loan is a purchase, originated on xx, and the 1-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41160544	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,189.61	06/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	$180,863.08	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/30/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The chain of the assignments has not been provided. However, the current assignment is with an original lender, xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2022 have been paid in the amount of $5,037.88 on 12/29/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 5/9/2023, the borrower is current with the loan. The last payment was received on 5/1/2023, which was applied for the due date of 5/1/2023 and the next due date for payment is 6/1/2023. The P&I is $838.35 and PITI is $1,547.75. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/9/2023, the borrower is current with the loan. The last payment was received on 5/1/2023, which was applied for the due date of 5/1/2023 and the next due date for payment is 6/1/2023. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 31.70%. Tape shows employment misrepresentation. BWR was unemployed at the time of closing. BWR defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51924535	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,545.89	06/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,240.63	xx	4.500%	480	480	xx	xx	$812,805.37	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/26/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xxin favor of “xx”
The chain of assignments has been completed. The mortgage is currently assigned to "xx ", which was recorded on xx.
There is credit card judgment found against the subject property in favor of xx in the amount of $ 3,493.34 which was recorded on xx.
The county taxes for 2022 have been paid off in the total amount of $6,978.99.
No prior year’s delinquent taxes have been found.
According to the payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The last payment was received on 04/17/2023 in the amount of $3,215.54 (PITI) and was applied to the due date of 04/01/2023. The monthly P&I is in the amount of $2,413.67 with an interest rate of 3.875%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The current UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is occupied by the owner.
The comment dated 6/18/2021 shows that the borrower’s income has been impacted by Covid-19. The forbearance plan was offered to the borrower from 5/1/2021 to 6/1/2021. The collection comment dated 7/6/2022 shows the loan was modified on xx with UPB amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement is missing from the loan. This is a conventional fixed-rate mortgage with a P&I of $2671.18 and an interest rate of 4.375%. The stated maturity date is xx. However, the payment history as of 5/2/2023 shows the current P&I is $2,413.67 and the interest rate is 3.875%. However, a collection comment dated 7/6/2022 shows the loan was modified on xx with an UPB amount of xx.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.47%. The tape shows that the SE income in 2018 was $xxk and in 2017 only $2867. LOE for previous low income is not documented. Lender defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL has expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed ComplianceEase delivery and timing test for initial closing disclosure dated xx. Initial closing receipt date is xx which is less than three business days before the consummation date 10/xx/2019."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.478% as the borrower’s income is $11,630.25 and total expenses are in the amount of $5,172.94 and the loan was underwritten by LP xx and its recommendation is Eligible with a DTI of 44.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
68161547	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,933.74	06/07/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	$16,818.49	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/30/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx
There are six prior UCC finance statements against the subject property in favor of “xx” and “xx”, which were recorded on different dates. However, the amount of the lien is not mentioned on the supporting document.
There is one UCC finance statements against the borrower in favor of “xx.”, which was recorded on xx. However, the amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2022 have been paid in the total amount of $3,207.36.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The last payment was received on 4/12/2023 in the amount of $1,783.51 (PITI) which was applied for the due date of 4/1/2023. The current P&I is $1,423.00 with an interest rate of 3.263%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The current UPB reflected as per the payment history is xx.
Covid-19 attestation is available in the loan file, which is located at xx.
As per the final application, the borrower has been working as a manager at xx, for 3 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.43%. Tape shows income misrepresentation. The income documentation submitted reflects inconsistencies on paystubs, inaccurate YTD totals, offer letters, and leases. The recalculated income pushes the DTI to 100.27%. BWR defect, unable to calculate ATR. The subject loan originated on xx, and the 3-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
53641501	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$94.30	$5,589.37	06/16/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	$55,187.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/29/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx. However, it should be with xx.
There is one UCC finance statement against the borrower in favor of xx, which was recorded on xx. The amount of the lien is not mentioned on the supporting document.
The first and second installments of county taxes for 2022-2023 have been paid in the total amount of $2,035.34 on 12/08/2022.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The last payment was received on 4/3/2023 in the amount of $1,310.17, which was applied for the due date of 4/1/2023. The current P&I is $1,310.17 with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 5/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a xx driver for 10.10 years.
The seller's tape data shows that the borrower is unemployed.
Covid-19 attestation is available in the loan file, which is located at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.89%. Tape shows BWR was unemployed at the time of closing. BWR defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.89% as the borrower’s income is $4,381.87 and total expenses are in the amount of $1,923.56 and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.89%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15777393	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,900.63	06/20/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	$237,132.83	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Investor	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/26/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx. The chain of assignments has not been provided. However, the current assignment is with the original lender, xx. There are two prior judgments against the borrower in favor ofxx and the State of xx, xx in the total amount of $4,079.84, which were recorded on xx and xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 5/2/2023, the borrower is current with the loan and the next due date is 05/01/2023. The last payment was received on 04/17/2023 in the amount of $1,456.61 which was applied for the due date of 04/01/2023. The current P&I is $1456.61 and PITI is $1786.56. The UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 5/2/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The UPB is xx.
  As per the final application, the borrower has been working at xx as a xx for 2.6 years.
The Covid-19 attestation is available in the loan file located at xx.
  The post-closing details regarding the foreclosure and bankruptcy have not been found.
 No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 33.85%. The tape shows the loan is uninsurable because BWR-2 has a default history on xxand student loan debt account status is reflecting as charged off. Per the tape, the xx database would still need to be cleared in order to proceed."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan file."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot decrease the 0% tolerance test. Initial LE dated xx reflect non-specific lender credit at $2509.00. However, the final CD dated xx does not reflect non-specific lender credit. This is a decrease in fee of $2,509.00 for charges that cannot decrease. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase case, originated on xx, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97086443	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$89.71	$2,065.36	06/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/26/2023 shows that the subject mortgage was originated on xx, which recorded on xx with instrument# xx in the amount of xx in favor of xx.
The chain of assignments has been completed. However, the current assignment is with an original lender, xx.
There is one civil judgment open against the borrower in the amount of xx which was recorded on xx in favor of xx.County taxes for 2022 have been paid in the amount of $3,606.09.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 5/2/2023, the loan is performing. The last payment was received in the amount of $837.61 on 4/19/2023 which was applied for the due date of 5/1/2023. The next due date is 6/1/2023. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is 2.875%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history as of 5/2/2023, the loan is performing. The last payment was received in the amount of $837.61 on 4/19/2023. The next due date is 6/1/2023. The current UPB as of the date reflected in the provided payment history is xx. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. As per the collection comment dated 7/7/2021, the borrower’s income was impacted by Covid-19 and the FB plan was provided to the borrower. Further details not provided. The subject property is located at xx in xx County. There may be a possibility that the property has been impacted by the hurricane. CCs do not note any damage. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1,184.41, an interest rate of 4.750% and a maturity date of xx. The P&I as per updated payment history is $837.61 and the rate of interest is 2.875%, but PH shows the current P&I is $837.61 and the current interest rate is 2.875%. There is a reduction in P&I and rate of interest with respect to note data. As per the servicing comment dated 07/09/2021, the modification trial period has been completed and a modification agreement has been received. However, the modification agreement is missing from the loan file.	HUD-1 Closing Statement Missing or error on the Rate Lock	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final CD signed by the borrower on xx is missing from the loan document. The CD available in the loan file was signed on xx; however, the consummation date is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.97%. Tape shows BWR’s income was not stable. Further details not provided. Lender defect, unable to calc ATR. The subject loan was originated on 4/xx/2019, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by borrower is missing from loan documents"
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.97% as the borrower’s income is $6,000.00 and total expenses are in the amount of $2,998.40 and the loan was underwritten by DU xx and its recommendation is "Approve/Eligible" with a DTI of 49.97%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
49851915	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,598.26	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/29/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of xx. No chain of assignment has been provided. The mortgage is with the original lender, xx. No active judgments and liens have been found. The first and second installment taxes for 2022-23 were paid in the amount of $6,294.90. No prior year’s delinquent taxes have been found.	According to the payment history as of 5/9/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 5/4/2023 in the amount of $3,709.73 (PITI), which includes a P&I of $3,172.44, which was applied to the due date of 5/1/2023. The current rate of interest is 4.876%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 5/9/2023, the borrower is current with the loan, and the next due date is 6/1/2023. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the property inspection report dated xx located at "xx", the subject property is occupied by the owner.
As per the final application, the borrower has been working at xx as a non-certified xx for 34 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* LTV or CLTV exceeds 104% (Lvl 4) "The collateral value used for underwriting is xx, and the amount of secondary lien(s) is $0.00. The subject loan amount is xx. Hence, LTV/CLTV is 108.00%. The current UPB is xx."
* Value used by lender not supported (Lvl 4) "The tape shows negative home equity. Appraisal shows xx. Lender error shows they used xx. Current UPB xx, 108%. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $2,966.00. However, CD dated xx reflects Points - Loan Discount Fee at $3,221.00. This is an increase in fee of $255.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is 3 years."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.240% as the borrower’s income is $12,597.65 and total expenses are in the amount of $5,447.24 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 43.24%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57674963	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,567.47	05/26/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/31/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the assignment is with the original lender, xx
No active judgments or liens have been found.
The annual installments of utilities and combined taxes for 2022 have been paid in the total amount of $9,801.18.
No prior year’s delinquent taxes have been found.	According to payment history as of 5/8/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment was received on 4/28/2023 in the amount of $1,234.88, which was applied for the due date of 5/1/2023. The current P&I is $1,234.88 with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:
According to servicing comments, the current status of the loan is performing.
According to payment history as of 5/8/2023, the borrower is current with the loan and the next due date is 6/1/2023. The current UPB reflected as per the payment history is xx.
As per the final application, the borrower has been working at xx as a sr. xx for 11 months.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance, originated on xx and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at +$558.25. This is an increase in fee of +$558.25 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx. Initial LE dated xx reflects lender credit at $4704.00, however, Revised CD dated xx. reflects Lender Credit at $0.00. This is decrease of $4704.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

Subject loan is refinance, originated on xx and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.33%. The tape shows that an undisclosed monthly debt of $1,157 may push DTI to 69.16%. BWR defect, unable to calc ATR. The subject loan was originated on xx and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.33%, the Borrower income is $5,833.33 and total expenses are in the amount of $2,877.61 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.33%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60161892	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,899.87	05/18/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	360	xx	xx	$12,222.18	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	No	Not Applicable	Unavailable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/29/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the lender, xx. No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for 2022/2023 have been paid on 12/12/2022 in the amount of $4,573.09 and on 4/10/2023 in the amount of $4,573.09. The first and second installments of county taxes for 2021-Supplemental are delinquent in the total amount of $1,689.44 until good through 5/31/2023.	According to the latest payment history as of 5/2/2023, the borrower is current with the loan, and the next due date is 5/1/2023. The last payment was received on 4/10/2023 in the amount of $4,025.84, which was applied to the due date of 4/1/2023. The unpaid principal balance is xx. The current P&I is $2,722.22 and the interest rate is 3.250%.	Collections Comments:The loan is currently performing, and the next due date is 5/1/2023. The last payment was received on 4/10/2023 in the amount of $4,025.84 which was applied to the due date of 4/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx for 244 months. The Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.26%. The tape shows BWR was not employed at the time of closing and now the revised DTI is 158.51%. Further details not provided. BWR defect, unable to calc ATR. The su bject loan was originated on xx, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated xx. Initial CD dated xx reflects lender credit at $2,476.98, however, Revised CD dated xx reflects Lender Credit at $600.48. This is decrease of $1,876.50 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1-year has expired."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.266% as the borrower’s income is $8,299.44 and total expenses are in the amount of $3,756.84 and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 45.27%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72340635	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,731.84	05/26/2023	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Unavailable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 5/26/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the lender, xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2022 were paid on 11/30/2022 in the amount of $5,112.71. No prior year’s delinquent taxes have been found.	According to tape as of 5/2/2023, the borrower is current with the loan and the next due date is 6/1/2023. The last payment received date is not available. The unpaid principal balance is xx. The current P&I is $2,468.30 and the interest rate is 2.874%.

Collections Comments:The loan is currently performing, and the next due date is 6/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx as a xx of digital marketing for 6 months. The Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 27.90%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal Fee at $525.00. However, CD dated xx reflects Appraisal Fee at $725.00.This is an increase in fee of $200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1-year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
97090657	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,358.51	06/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	360	xx	xx	$161,478.88	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/26/2023 shows that the subject mortgage was originated on xx and was recorded on xx in the amount of xxin favor of xx”
The chain of the assignments has not been provided. However, the current assignment is with the original lender, xx However, it should be with xx”
No active judgments or liens were found.
The 2022 combined annual taxes have been paid in the amount of $3,566.85 on 10/11/2022.
The 2022 city annual taxes have been paid in the amount of $1,116.48 on 11/30/2022
No prior year’s delinquent taxes have been found.
As per the review of tape data of payment history as of 05/02/023, the borrower is current with the loan and next due date is 06/01/2023. The date of the last payment received is not available. The P&I as per payment history is the $998.51. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of tape data of payment history as of 05/02/023, the borrower is current with the loan, and the next due date is 06/01/2023. The UPB is xx. As per the servicing comment dated 6/24/2021, the borrower’s income was impacted by Covid-19. As per comment dated 12/09/2020, the 3-month forbearance plan was provided to the borrower. The loan was modified on xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1060.24 an interest rate of 5.250% and a maturity date of xx. The P&I, as per payment history, is $998.51. However, there is a reduction in P&I with respect to note data. As per comment dated 07/12/2021, the executed modification was mailed to the borrower. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.55%. The tape shows an income miscalculation, and documentation for a monthly HOA fee of $342.67 on REO property was not documented. Further details not provided. Lender defect, unable to calc ATR. The subject loan originated on xx, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.558% as the borrower’s income is $4,575.79 and total expenses are in the amount of $2,267.66 and the loan was underwritten by DU xx and its recommendation is “approve/eligible” with a DTI of 49.56%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
14354292	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,641.05	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Secondary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	XX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/01/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
There is no chain of assignments as the subject mortgage is with original lender xx. However, it should be with xx.
No active judgments or liens found.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 05/02/2023, the borrower is current with the loan and the next due date is 06/01/2023. The last payment was received on 04/24/2023 in the amount of $850.43 which was applied for the due date of 05/01/2023. The current P&I is $850.43 and interest rate is 2.874%. The UPB is $xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of 05/02/2023, the borrower is current with the loan and the next due date is 06/01/2023. The UPB is $xx.
As per final application, the borrower has been working at xx as a sales associate for 7 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.05%. Tape shows an income misrepresentation and miscalculation as UW considered BWR income $10,000; however, review of post-close WVOE obtained shows BWR income only at $6,000. The recalculated income pushes the DTI to 71.89%. Lender defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $7,553.50 exceeds fees threshold of $6,030.05 over by +$1,523.45.  The following fees were included in the test:
Mortgage Broker Fee (Indirect) $4,100.00
Points - Loan Discount Fee paid by Borrower: $2,398.50
Underwriting Fee paid by Borrower: $1,055.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx reflects points - loan discount fee at $1,681.00. However, the final CD dated xx reflects points - loan discount fee at $2,398.50. This is an increase in fee of $717.50 for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx, and the SOL is 3 years."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $7,553.50 exceeds fees threshold of $6,030.05 over by +$1,523.45.  The following fees were included in the test:
Mortgage Broker Fee (Indirect) $4,100.00
Points - Loan Discount Fee paid by Borrower: $2,398.50
																																																																																																							Underwriting Fee paid by Borrower: $1,055.00."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85234618	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,059.16	06/15/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	$50,772.56	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	No	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/31/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
There is no chain of assignments as the subject mortgage is with original lender xx. However, it should be with xx.
There is an active prior mortgage against the subject property in the amount of xx in favor of xx which was recorded on xx.
There is one IRS lien against the borrower in favor of State of xx in the amount of $1183.59 which was recorded on xx.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 05/02/2023, the borrower is current with the loan and the next due date is 05/01/2023. The last payment was received on 04/06/2023 in the amount of $1708.70 which was applied for the due date of 04/01/2023. The current P&I is $1708.70. The UPB is xx.

Collections Comments: The loan is currently performing. As per the review of payment history as of 05/02/2023, the borrower is current with the loan, and the next due date is 05/01/2023. The UPB is xx. As per the final application, the borrower has been working at the "xx as a teacher assistant for nine months. The loan was originated on xx and the Covid-19 attestation is located at xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages have been reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.14%. The tape shows that BWR-2 was unemployed at the time of closing. The revised income of $4,705.24 pushes the DTI to 67.92%. BWR defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.141% as the borrower’s income is $6,704.81 and total expenses are in the amount of $3,160.69 and the loan was underwritten by DU xx and its recommendation is "approve/eligible" with a DTI of 47.14%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13035111	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,538.28	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	$22,407.15	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	No	Not Applicable	Unavailable	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/7/2023, the subject mortgage was originated on xx in the amount of $xx in favor of "xx," which was recorded on xx.
There is no chain of assignment as the subject mortgage is with the original lender "xx".
No active judgments or liens have been found.
The tax status is to follow.
As per the payment history as of 7/19/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 6/30/2023 in the amount of $1,190.72 with an interest rate of 4.875%, which was applied for the due date of 8/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of 6/30/2023, the borrower is current with the loan. The next due date is 9/1/2023. The last payment was received on 6/30/2023 in the amount of $1,190.72 with an interest rate of 4.875% which was applied for the due date of 8/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available at "xx_pg#182".
As per the final 1003, the borrower has been working at “xx” as a “xx” for 93 months.
As per the latest collection comment dated 7/19/2023, the subject property was impacted by the disaster. Further details not provided. CCs do not show damages.”

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 46.765%. The tape shows an income miscalculation. Bonus income used for qualification is not supported, and the DTI is 50.57%. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the Vermont mortgage lender license prohibited fees test.
The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $1,687.50
Real Estate Commission (B) paid by Seller: $12,000.00
Settlement or Closing Fee paid by Borrower: $950.00
State Prebate Escrow paid by Borrower: $1,930.00
Tax Service Fee paid by Borrower: $68.00
Underwriting Fee paid by Borrower: $1,195.00."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx_PG#34", the subject property type is a xx. The final title policy and affidavit of affixation are missing. However, the manufactured home rider is attached to a recorded mortgage, which is available at "Ln#xx_pg#9" with VIN # xx A/B and shows the home is permanently affixed to the land."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.765% as the borrower income is $6,308.34 and total expenses are in the amount of $2,950.10 and the loan was underwritten by DU (Locator# xx Page #445) and its recommendation is “approve/eligible” with a DTI of 46.77%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27499067	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,160.48	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	Yes	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/02/2023, the subject mortgage was originated on xx with the lender MERS as nominee for xx for $584,250.00 which was recorded on xx.
The chain of assignments has not been provided as the mortgage is with the original lender xx.
No active judgments or liens have been found.
The county taxes for 2022-23 are paid in the amount of $1732.22.
No delinquent taxes have been found.
As per the review of payment history as of 07/14/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/03/2023 in the amount of $4211.90 (PITI) which was applied to the due date of 07/01/2023. The current P&I is $3047.72, the interest rate is 4.75%, and the UPB is $xx.

Collections Comments:The loan is currently performing. As per the PH as of 07/14/2023, the borrower is current with the loan and the next due date is 08/01/2023. The UPB is $xx.
The borrower has been working at “xx” as an xx since 2/18/2020. Seller's tape data shows that the borrower has switched the employment 3 times after the loan closing.
No evidence of foreclosure and bankruptcy has been found.
The collection comment dated 02/21/2023 states disaster impact. However, CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	XX	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report dated xx is "subject to" as the residential units are required to have a smoke detector in the hallway/common area of the home as per the CA law. 1004D confirming the installation of a smoke detector is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx and the loan closed on xx. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.22%. The tape shows BWR was not employed at the time of closing and the revised DTI is 52.67%. Further details not provided. BWR defect, unable to calc ATR. The subject loan was originated on xx, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.443% exceeds APR threshold of 5.260% over by +0.183%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee and Tax Service Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $150.00 and Tax Service Fee at $68.00. This is an increase in fees of $218.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the SOL of 1 year is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.497% exceeds APR threshold of 5.260% over by +0.237%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed the CA AB 260 higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.497% exceeds APR threshold of 5.260% over by +0.237%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.22% as the borrower’s income is $10,794.12 and total expenses are in the amount of $5,313.40 and the loan was underwritten by DU (Locator# xxPg#695) and its recommendation is “Approve/Eligible” with a DTI of 49.23%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6843794	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,604.63	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/27/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with xx
No chain of assignments has been provided. Currently, the mortgage is with lender "xx" However, it should be with "xx".
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	As per the payment history as of 7/14/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/7/2023 in the amount of $2,696.32 with an interest rate of 4.875% which was applied for the due date of 7/1/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of 7/14/2023, the borrower is current with the loan. The next due date is 8/1/2023. The last payment was received on 7/7/2023 in the amount of $2,696.32 with an interest rate of 4.875% which was applied for the due date of 7/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per the final 1003, the borrower has been the owner of “xx” for 192 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.69%. Tape shows the DTI was greater than FNMA guidelines at the time of origination. The DU recommendation is 'Approve/Eligible' with a DTI of 49.69%. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Tax Service Fee. However, CD dated xx reflects Tax Service Fee at $65.00. This is an increase in fee of $65.00 for charges that cannot increase. Subject loan is purchase, originated on xx and the SOL of 1-year has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.69% as the borrower’s income is $9,942.08 and total expenses are in the amount of $4,940.41 and the loan was underwritten by DU (Locator# xx Page#286) and its recommendation is 'Approve/Eligible' with a DTI of 49.69%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4816035	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,160.24	06/02/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 07/26/2023, the subject mortgage was originated on xx with the lender xx. in the amount of $xx which was recorded on xx.
The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx.
No active judgments or liens have been found.
The first and second installments of town taxes for 2024 are due in the amount of $1917.15.

As per the review of payment history as of 07/03/2023, the borrower is current with the loan and the next due date is 07/01/2023. The last payment was received on 06/15/2023 in the amount of $4021.47 which was applied for the due date of 06/01/2023. The current P&I is $3096.57 and PITI is $4021.47. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 07/03/2023, the borrower is current with the loan and the next due date is 07/01/2023. The UPB is $xx.
As per comment dated 07/08/2021, the borrower’s income was impacted by Covid-19.
As per the final application, the borrower has been working at xx as a xx for 82 months.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $xx a rate of interest of xx% and a maturity date of xx. The P&I as per payment history is $xx and the rate of interest is xx%. As per comment dated 07/08/2021, the modification approved. The comment dated 07/28/2022 shows the loan was modified. As per tape data, the Covid-19 deferral was completed on 07/09/2021 and the amount of $xx was added to UPB. However, the modification agreement is missing from the loan file.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50%. Tape shows income miscalculation as income decreased from $5277 to $4071, and the revised DTI is 56%. Also, tape shows AUS as refer, but file shows final AUS as accept at 50%. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.731%, the borrower's income is $xx, and total expenses are in the amount of $xx. The loan was underwritten by LP (Locator# xx Pkg pg#155), and its recommendation is "Accept" with a DTI of 50%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2063927	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,760.01	06/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/26/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx. There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be with xx. No active judgments or liens have been found. The first and second installments of combined taxes for 2021 have been paid in the total amount of $8,311.62. The second installment of combined taxes for 2022 is due in the amount of $4,104.99. The first installment of combined taxes for 2022 is past due in the amount of $4,104.99.	According to payment history as of 7/10/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/1/2023 in the amount of $3,315.38 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $2,472.56 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 7/10/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB reflected as per the payment history is $xx. As per the final application, the borrower has been working at "xx" as an xx for 12.1 years. Unable to determine the current condition and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing DU/GUS/AUS	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49%. Tape shows the lender did not include the monthly installment debt of $666 and the DTI increased to 56%. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL is active."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.61%, as the borrower’s income is $6,914.05 and total expenses are in the amount of $3,361.38 and the AUS report is missing from the loan documents. ."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan file."
																																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98585995	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,183.00	$9,011.38	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/27/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "MERS as nominee for xx."
The chain of assignments is incomplete. Currently, assignment is with the original lender, "xx" It should be "xx".
No active liens or judgments have been found against the borrower or property.
The county taxes for 2022 (1st installment) are paid off in the amount of $3,451.80.
The county taxes for 2022 (2nd installment) are due in the amount of $3,451.80.
No prior-year delinquent taxes have been found.
According to the payment history as of 7/19/2023, the borrower is current with the loan. The last payment was received on 7/13/2023, which was applied for the due date of 7/1/2023, and the next due date for payment is 8/1/2023. The P&I is $2,265.74, and the PITI is $3,112.06. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/19/2023, the borrower is current with the loan. The last payment was received on 7/13/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The current UPB is $xx.
The subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per the final application, the borrower has been working at "xx" as a xx for 55 months.

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the loan was repurchased due to sales prices reported inaccurately and the use of dissimilar comparable sales due to site characteristics. The review of the appraisal report shows that the comparables selected are not from the subject neighborhood. The subject is closest in value, location, and style to Comp 3, which last sold for $xxK. Significant line adjusments across the comparables to arrive at an appraised value of the subject at $xx. Current UPB is $xx xx search shows an estimated value $xx for the subject. Elevated for client review."		* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.40% as the borrower’s income is $8,816.73 and total expenses are in the amount of $4,003.32 and the loan was underwritten by DU (Locator#xx Pkg_pg#134) and its recommendation is 'Approve/Eligible' with a DTI of 45.19%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27657516	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/27/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of “xx”.
There is no chain of assignment. Currently, the mortgage is with the lender, xx. However, it should be with xx.
No active liens and judgments have been found.
The second, third and fourth installments of county taxes in the combined amount of $2,979.33 for 2023 are due on 10/2/2023, 1/1/2024, and 3/4/2024, respectively.
The annual sewer charges are due in the amount of $40.00 for 9/30/2023.
No prior year's delinquent taxes have been found.	As per the payment history tape data as of 6/30/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/15/2023 in the amount of $2,677.39, which was applied for a due date of 6/1/2023. The current P&I is $2,107.79, and the interest rate is 4.125%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the payment history tape data as of 6/30/2023, the borrower is current with the loan. The next due date is 7/1/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per the final 1003, the borrower has been working at "xx" as a "xx" for 57 months.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows BWR did not meet the minimum borrower contribution limit of 5%. Total verified assets of $46,543.00, which includes a gift of $39,000.00, satisfy the cash to close requirement of $579.31. However, BWR's contribution towards closing is less than 5%."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx. Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect Rate Lock Fee. However, final CD dated xx reflects Rate Lock Fee at $3,204.49. This is an increase in fee of $3,204.49 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows xx PMI was rescinded on 6/xx/2023, and the revised FICO is xx."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final closing disclosure dated xx reflects cash to in the amount of $579.31."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
6356539	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,477.28	05/19/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/28/2023, the subject mortgage was originated on xx and recorded on xx in the amount of $xx with MERS as nominee for xx. There is no chain of assignments. Currently, the loan is with the original lender, MERS as a nominee for xx. However, it should be with xx. There is a prior mortgage active against the subject property in favor of xx in the amount of $xx which was recorded on xx. The first installments of combined taxes for 2022-2023 were paid in the amount of $3,054.56 on 01/10/2023. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found. The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	As per the review of payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $1,405.64 which was applied to the due date of 7/1/2023. The current P&I is $1,173.99 and the PITI is $1,405.64. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The UPB is $xx. As per the final application, the borrower has been working at xx as a xx for 1 year and 7 months. Previous employment details are not available. As per the comment dated 10/14/2021, Covid forbearance was active. Further details not provided. Covid-19 attestation is located at "xxPkg.pdf pg# 443". No foreclosure activity has been found. No details related to the bankruptcy have been found. The subject property is occupied by the owner. As per the comment dated 10/14/2021, the roof of the subject property was damaged due to the hurricane disaster. The date of loss is 8/29/2021, and the loss amount is $xx. As per the comment dated 05/08/2023, 96% of the repairs are complete. All structural repairs have been completed. As per comment dated 06/02/2023, the borrower is requesting the final draw in the amount of $17,000.00. As per comment dated 06/07/2023, all funds are released with final inspection results on file. No evidence has been found regarding whether all repairs have been completed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the loan was repurchased due to an unacceptable appraisal. The comparables selected are not from the subject neighborhood, and the subject is superior in lot size, GLA, and additional amenities. The subject's appraised value of $xx is not supported. xx search shows an estimated value $xx for the subject. The current UPB is $xx. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "As per the photo addendum and improvement section, there is a deferred maintenance observation. Some carpet stains were noted. However, the appraisal report does not reflect the cost to complete the repair. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test. This loan contains an initial closing disclosure receipt date of xx which is same as the revised loan estimate delivery date of xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test (prior to consummation). The revised loan estimate delivery date of xx is the same as the initial closing disclosure delivery date of xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test due to the disclosed finance charge disclosed on the final CD as $44,217.00. The calculated finance charge is $44,292.00 for an under-disclosed amount of -$75.00. The reason for the finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a refinance case that originated on xx, and the SOL is 3 years."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 3)     "ROR is not hand-dated by the all borrowers."
																																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home is affixed. According to the appraisal report dated xx, the subject property type is a "xx." Short-form policy does not incorporate the Alta 7 endorsement with it. The VIN# xx and xx are mentioned in the subject mortgage's legal description. As per the immobilization of the manufactured home located at Ln#xx Pg#19, the manufactured home is permanently affixed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49285592	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$474.04	06/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	360	xx	xx	$224,957.34	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	xx	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/27/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee for xx. for the amount of $xx. The chain of assignments has not been completed. Currently, the assignment is with the original lender, xx. However, it should be with xx. No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2022 were paid on 11/30/2022 in the total amount of $2,008.84. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 6/30/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 6/22/2023 in the amount of $2,093.05 which was applied to the due date of 7/1/2023. The unpaid principal balance is $xx. The current P&I is $1,766.84 and the interest rate is 3.375%.	Collections Comments:The loan is currently performing, and the next due date is 8/1/2023. The last payment was received on 6/22/2023 in the amount of $2,093.05 which was applied to the due date of 7/1/2023. The unpaid principal balance is $xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 2/1/2022, there is a payment dispute. As per the comment dated 7/12/2021, the reason for default is excessive obligation. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx" as a xx for 25 months. The Covid-19 attestation is located at "xxPkg Pg#114."
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.72%. Tape shows the lender did not verify BWR's employer and income. DTI is 43.25%. Per WVOE, BWR is actively employed. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20921255	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,232.23	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of $xx in favor of "MERS as nominee for xx".
The chain of assignments is incomplete. Currently, the assignment is with an original lender, "MERS as nominee for xx". It should be xx."
No active judgments or liens were found.
The annual county taxes for 2022 were paid off in the amount of $1,856.00.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The last payment was received on 7/31/2023 in the amount of $4,507.01 (PITI) and was applied to the due date of 8/1/2023. The monthly P&I is in the amount of $3,959.98 with an interest rate of 5.990%. The current UPB is $xx.	Collections Comments:Currently, the loan is performing
According to the payment history as of 7/31/2023, the borrower is current with the loan, and the next due date is 9/1/2023. The current UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the seller's tape data, the property's occupancy is stated as owner-occupied.
As per the final application, the borrower has been the owner of "xx" for 5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Transfer Taxes at $3,283.00. However, CD dated xx reflects Transfer Taxes at $3,333.00. This is an increase in fee of $50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Loan does not conform to program guidelines (Lvl 3)     "The subject was approved at 43.30%. Tape shows AUS approved with 1 year tax returns. File shows 2 years tax returns and no income problems. BWR has $xxK verified assets, xx credit score, 5 years SE."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
36160372	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,790.38	06/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/11/2023, shows that the subject mortgage was xx"
The chain of assignments has not been provided. However, the current assignment is with the original lender, "xx."
There are two hospital medical and attorney liens found against the borrower in the total amount of $28,416.57 in favor of different plaintiffs, which were recorded on 11/15/2013 and 05/22/2017 prior to the subject mortgage.
Water/sewer charges for 2023 are delinquent in the total amount of $426.95 which are good through 7/28/2023.
According to the payment history as of 6/5/2023, the borrower is current with the loan. The last payment was received on 6/5/2023, which was applied for the due date of 6/1/2023 and the next due date for payment is 7/1/2023. The P&I is $4,036.03 and PITI is $4,496.39. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 6/5/2023, the borrower is current with the loan. The last payment was received on 6/5/2023, which was applied for the due date of 6/1/2023 and the next due date for payment is 7/1/2023. The P&I is $4,036.03 and PITI is $4,496.39. The UPB reflected as per the payment history is $651,077.60.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	XX	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan file."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is closed with A/I findings at 38% and therefore not eligible for delivery. DU report available recommendation is Approve/Ineligible as this loan has experienced an unusually high number of submissions and higher LTV/CLTV of 95%. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
56406915	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,218.95	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 07/14/2023, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender, MERS as nominee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2022 have been paid in the amount of $8218.95.
No delinquent taxes have been found.
As per the review of payment history as of 7/3/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $1,873.07 which was applied to the due date of 7/1/2023. The current P&I is $1,392.66 and PITI is $1,873.07. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of the payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The UPB is $305,851.01. No evidence has been found regarding the damage to the subject property. As per the loan application, the borrower has been working at xx. However, the seller's tape data shows that the borrower was not working at the time of the loan closing. The COVID-19 attestation is located at "xx."
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	XX	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD date issued is not reflected in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed the initial loan estimate delivery date test (from application) for the initial loan estimate dated 3/xx/2021 and electronically signed on 3/xx/2021, which is greater than 3 days from the initial application date 3/xx/2021. Unable to determine delivery date due to missing document tracker.

This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 03/xx/2021."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.84%. Tape shows employment misrepresentation as BWR was not employed at the time of closing, and the resulting DTI is incalculable. Further details not provided. BWR defect. The subject loan was originated on 4/xx/2021, and the 3-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94567094	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,360.89	06/13/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	360	xx	xx	$35,048.29	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/11/2023, the subject mortgage was originated on xx and recorded on 10/06/2022 in the amount of $xx with xx
The chain of assignment has been completed. Currently, the loan is with xx
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of $2,360.89 on 11/30/2022.
No prior year’s delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	According to payment history as of 7/7/2023, the borrower is current with the loan and the next due date is 7/1/2023. The last payment was received on 6/13/2023 in the amount of $1,810.55 (PITI) which was applied for the due date of 6/1/2023. The current P&I is $1,353.78 with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/7/2023, the borrower is current with the loan and the next due date is 7/1/2023. The current UPB reflected as per the payment history is xx
As per the final application, the borrower has been working at "xxr for 8.2 years.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "In VA refinance loans, there should be a WAITING period, or GAP, of 210 days between the first payment date of the existing mortgage, which is getting paid off, and between the closing of our new subject loans. In this loan, the waiting period is not satisfied."
* MI, FHA or MIC missing and required (Lvl 3)     "VA guaranty certificate is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.545% as the borrower’s income is $5,353.00 and total expenses are in the amount of $2,973.30. The loan was underwritten by DU (Locator#xx1 pg#390) and its recommendation is "Approve/Eligible" with a DTI of 55.54%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18589489	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,199.64	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	$418,499.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/13/2023, the subject mortgage was originated on xx and recorded on xx with the lender MERS as nominee forxx. The chain of assignments has been completed. Currently, the mortgage is with the original lxx No active liens or judgments have been found. The city, permits, building violations, and code enforcement, along with the water/sewer account balance completion status are pending. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $2,199.79 which was applied to the due date of 7/1/2023. The unpaid principal balance is $xx. The current P&I is $2,199.79 and the interest rate is 4.750%.

Collections Comments:The current status of the loan is performing. According to the latest payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The unpaid principal balance is xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx multimedia production for 42 months. The Covid-19 attestation is located at xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender approved a BWR's credit profile with no active tradelines. The revolving accounts reflecting on the credit report are authorized user accounts, and the lender did not verify whether debts were paid by BWR or not. Lender included the 2 accounts in DTI calculations."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74308873	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,837.23	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated 07/12/2023, the subject mortgage was originated on xx2 with the xx in the amount of $xx which was recorded on xx
There is no chain of assignment as the subject mortgage is with the original xx
No active judgments or liens have been found.
Second installment of county taxes of 2023 is due in the amount of $2,418.61 for 10/31/2023.
No delinquent taxes have been found for the prior year.	According to the payment history as of 7/5/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/1/2023 in the amount of $3,126.30 with an interest rate of 5.990% which was applied for the due date of 6/1/2023. The current UPB isxx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/5/2023, the borrower is current with the loan. The next due date is 7/1/2023. The last payment was received on 6/1/2023 in the amount of $3,126.30 with an interest rate of 5.990% which was applied for the due date of 6/1/2023. The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
The Covid-19 attestation is available in the loan file located at xx.
As per the final application, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 48.14%. Tape shows lender did not establish BWR2 income stability given gaps in employment and amount used to qualify. Gift funds ($58,697) were not sourced showing BWR had zero documented assets to close. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. However, the final CD dated 7/xx/2022 reflects cash to in the amount of $302.29."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.139% as the borrower’s income is $9,657.64 and total expenses are in the amount of $4,649.10, and the loan was underwritten by DU (Locator# xx) and its recommendation is "Approve/Eligible" with a DTI of 48.14%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55287598	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,422.86	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	$141,213.89	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/11/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
There is no chain of assignment as the subject mortgage is with the original lender xx
There are two prior civil judgments against the borrower in favor of the different plaintiffs in the amount of $3,898.55 which were recorded on 3/5/2015 and 11/30/2020 respectively.
No prior year delinquent taxes have been found.
The city, permits, building violations & code enforcement along with the water/sewer account balance completion status are pending.

According to the payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/3/2023 in the amount of $3,040.99 (PITI), which includes the P&I of $2,404.96, which was applied to the due date of 7/1/2023. The current rate of interest is 5.00% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/3/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at “xx” as a xx for 56 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 30.29%. Tape shows BWR2 was not working as of 2/7/22 and lender did not reverify employment on loan that closed on 3/1/22 that would have shown that BWR2 was not working. DTI 107.27%. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/xx/2022 reflects Points - Loan Discount Fee at $4,424.00 and Transfer Taxes at $878.00. However, CD dated 03/xx/2022 reflects Points - Loan Discount Fee at $5,416.32 and Transfer Taxes at $1,075.20. This is an increase in fee of 1,189.52 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance, originated on xx and the SOL is 3-years."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "As per the COC located at_ Williams 311001612630_pg#306, revised CD dated 02/xx/2022 is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.148% exceeds APR threshold of 5.110% over by +0.038%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.181% exceeds APR threshold of 5.110% over by +0.071%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4110979	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,775.03	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	xx	xx	$1,525.57	05/01/2020	Financial Hardship	According to the updated title report dated 07/14/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
The chain of assignment has been completed. Currently, the loan is with xx
No active judgments or liens have been found.
The annual installments of county taxes for 2022 have been paid in the amount of $12,775.03 on 12/19/2022.
No prior year’s delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.	According to payment history as of 7/7/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/5/2023 in the amount of $2,828.17 (PITI) which was applied for the due date of 7/1/2023. The current P&I is $1,525.57 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xxand deferred balance is $xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 7/7/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB reflected as per the payment history is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The modification agreement was made between the lender and borrower on 3/10/2020.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 3/10/2020. As per the modified term, the new principal balance is $433,665.10, including the deferred balance of $54,665.10 and the interest-bearing balance of xx. The borrower promises to pay $1,525.57 monthly with a modified interest rate of 3.750% beginning on 5/1/2020 with a maturity date of xx. The modification does not have a balloon provision. The loan has been modified once since origination.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.99%. Tape shows 2-years of tax returns for BWR employed by family members are missing from the loan documents. Qualifying income of $95,000/yr is not supported by the previous year’s YTD earnings of $56,292.00. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL has expired."
* Loan does not conform to program guidelines (Lvl 2)     "The tape shows the loan was modified by the borrower, and trial payments have been made."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan file."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.99% as the borrower’s income is $7,916.66 and total expenses are in the amount of $3,957.83 and the loan was underwritten by DU (Locator#xx) and its recommendation is Approve/Eligible with a DTI of 49.99%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
20589829	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,728.48	06/01/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/20/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx
There is no chain of assignment as the subject mortgage is with the original lender, "xx."
No active judgments or liens were found.
The county taxes for 2022 have been paid in the total amount of $1,728.48.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/08/2023, the borrower is current with the loan, and the next due date is 7/1/2023. The last payment was received on 6/1/2023 in the amount of $2,732.76 (PITI) and was applied to the due date of 6/01/2023. The P&I is $2,401.17 with an interest rate of 6.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 06/08/2023, the borrower is current with the loan, and the next due date is 07/01/2023. The current UPB is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per the final application, the borrower has been working at "xx" as an xx for 9 years.
The Covid-19 attestation document is located atxx

Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 40.01%. Tape and file show lender used only used VOE to qualify, showing BWR as W2. AUS required tax transcripts that would have shown 1099 employee. DTI is 56.36%. Further details not found. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report reflects 'as is', but the photo addendum shows missing covers for electronic switches located in the East and west side exterior bonus rooms of the subject property. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
19031236	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,304.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/20/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx Lending for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the original lender “xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for 2022 have been paid in the total amount of $4,304.40.
No prior year’s delinquent taxes have been found.
According to PH tape data as of 6/30/2023, the borrower is current with the loan, and the next due date is 7/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The current interest rate is 5.50%.	Collections Comments:The loan is currently performing, and the next due date is 7/1/2023. The date of the last payment received is not available. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR is a retired person and has been receiving pension and social security income for the last 24 months. The Covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
																																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the property is unique for the neighborhood, the comps are not similar, and the kitchen is in the basement. Subject is a xx home in xx VA listed on 4/19/22 for $xx. BWR signed contract on 4/23/22 for $xx. Comps are not similar. No reasons provided for over $xx increase over contract price. The subject is valued at $xx. The current UPB is xx. Elevated for client review."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50933146	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$869.16	06/14/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 7/18/2023, the subject mortgage was originated on xx with the lender xx. recorded on 6/15/2022 in the amount of xx.
The chain of assignment has not been provided. The current assignment is with xx.
No active liens and judgments have been found.
The annual county taxes for 2022 have been paid in the total amount of $851.78.

As per the review of payment history as of 06/14/2023, the borrower is current with the loan and the next due date is 07/01/2023. The last payment was received on 06/14/2023 in the amount of $936.43 which was applied for the due date of 06/01/2023. The current P&I is $755.86 and PITI is $936.43. The UPB is $xx	Collections Comments:The loan is currently performing. As per the review of payment history as of 06/14/2023, the borrower is current with the loan and the next due date is 07/01/2023. The UPB is xx
As per final application, the borrower has been working at xx as a xx for 3.3 years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows that the loan is uninsurable by the FHA because the subject property has a property flip issue and a second appraisal was not ordered. Subject last sold for $40K on 11/17/21 and appears to be the lot only. Appraisal uses the same $40K value for the lot in the appraisal dated 6/1/22. Appraiser then allocates, on page 2 of the appraisal, a net of depreciation value of $xxk to a 39 year old single wide MH plus $12K for site improvements totaling $xxk. Valuation applied to the 39 year old single wide MH does not appear reasonable. . The current UPB is xx. Elevated for client review."	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on 06/xx/2022 and the SOL of 1 year has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/xx/2022 does not reflect loan origination fee and second appraisal fee. However, CD dated 06/xx/2022 reflects loan origination fee at $3,441.30 and second appraisal fee at $610.00. This is an increase in fee of +$4,051.30 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated onxx and the SOL of 1 year has expired."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report dated 06/xx/2022, the subject property is a "manufactured home." The manufactured home rider and the affixation of affidavit attached with UT show serial no. 0211-02045. The manufactured endorsement is attached to the final title policy. The VIN#L3146V021102045 is mentioned in the subject mortgage's legal description."
																																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.95% as the borrower’s income is $2,757.88 and total expenses are in the amount of $1,570.86 and the loan was underwritten by DU (Locator#2422050456 Lewis loan file Page #587) and its recommendation is Approve/Eligible with a DTI of 56.96%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
2333786	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,897.00	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/19/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx
The chain of assignments is incomplete; the current assignment is with "xx." instead of xx."
No active judgments or liens were found.
The town-county annual taxes for 2023 have been paid off in the amount of $910.55.
The school taxes for 2023-2024 were due in the amount of $2740.43 on 10/31/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/5/2023, the borrower is current with the loan, and the next due date is 1/1/2024. The last payment was received on 7/5/2023 in the amount of $1,701.63 (PITI) and was applied to the due date of 12/01/2023. The monthly P&I is in the amount of $1,328.81 with an interest rate of 6.625%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of 7/5/2023, the borrower is current with the loan, and the next due date is 1/1/2024. The current UPB is xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the subject property is owner-occupied. As per the final application, the borrower has been working at "xx" as a xx for 3 years and 1 month. The Covid-19 attestation document is located at-xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111)
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* LE/CD Issue date test Fail (Lvl 3)     "As per the note, the lender’s name is xx However, as per the closing disclosures, the lender’s name is xx
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the loan is uninsurable by FHA because the original appraisal dated 5/xx/2022 with an appraised value of $xx expired on 9/xx/2022. The appraisal update was completed on 10/xx/2022 with no decrease in value; however, the appraisal update should have been completed prior to 9/xx/2022."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Missing Required Disclosures (Lvl 3) "Revised CD dated 10/xx/2022 is missing from the loan documents. DT is located at_xx			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62615013	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,560.90	07/06/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/24/2023 shows that the subject mortgage was originated on xx and recorded on xxin the amount of xx in favor of “xx
The chain of assignment is incomplete. The current assignment is with the subject lender "xx". However, it should be with “WAB”.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
The city, permits, building violations and code enforcement completion status are pending.
According to the payment history as of 7/13/2023, the borrower is current with the loan and the next due date is 8/1/2023. The last payment was received on 7/6/2023 in the amount of $1,147.72 (PITI), which includes the P&I of $695.14, which was applied to the due date of 7/1/2023. The current rate of interest is 6.25% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/13/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments.
Appraisal report dated 01/26/2023 is subject to repairs due to finishing exterior paint, installing the oven and dishwasher, installing carpet, and installing the hallway bath toilet. However, the 1004D shows that all repairs have been completed.
As per the final application, the borrower is a retired person who has been receiving a pension. The length of employment is not unavailable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	XX	3: Curable	* Compliance Testing (Lvl 3) "Loan failed ComplianceEase delivery and timing test for the revised closing disclosure dated 2/xx/2023. The document tracker shows delivery method as mail, and 3 business days were added to get the receipt date 2/xx/2023, which is after the consummation date 2xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan fails Loan origination fee test due to fees charged $2,216.71 exceeds fees threshold of $1,129.00 over by +$1,087.71.
The below fees were included in the test:
CPL paid by Borrower: $25.00
HoA Fee paid by Borrower: $1,095.71
Processing Fee paid by Borrower: $106.00
Settlement or Closing Fee paid by Borrower: $395.00
Underwriting Fee paid by Borrower: $595.00"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA purchase primate and the tape shows an eligibility issue as there is no entitlement. The loan amount is not high enough to use Tier II. Further details not provided."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "VA guaranty certificate is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
63864833	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,515.00	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	360	xx	xx	Not Applicable	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 07/18/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx
No chain of assignments has been provided. Currently, the mortgage is with lender "xx." However, it should be with "WAB".
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	2z	Collections Comments:The current status of the loan is in collections.
According to a review of the payment history as of 7/17/2023, the borrower is currently delinquent for 1 month, and the next due date for the regular payment is 7/1/2023. The last payment was received on 7/17/2022 in the total amount of (PITI) $2,256.82 which was applied for the due date of 6/1/2023. The current UPB is $xx
No bankruptcy and foreclosure evidence has been found.
As per the final 1003, the borrower has been working at xx” for 28 months.
As per the collection comment dated 6/27/2023, the roof of the subject property was damaged. The estimated cost of repair is not available. No evidence has been found to confirm the current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a VA purchase. The tape shows the loan is uninsurable and not eligible for a VA loan. Certificate of eligibility is invalid. The review of the loan documents shows that the loan is eligible for an entitlement of $36,000.00. Further details were not provided."
* MI, FHA or MIC missing and required (Lvl 3)     "VA loan guaranty certificate is missing from the loan documents."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94831689	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,543.03	06/28/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 07/20/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx
There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx.
No active judgments or liens have been found against the subject property and borrower.
2nd half county taxes of 2023 are due on 10/16/2023 in the amount of $2,543.03.
No delinquent taxes have been found.
City, Permit, Building Violations & Code Enforcement completion status is pending.
As per the review of payment history as of 6/28/2023, the borrower is current with the loan and next due date is 8/1/2023. The last payment was received on 6/28/2023 in the amount of $2,523.98 which was applied for the due date of 7/1/2023. The current P&I is $1,878.02 and PITI is $2,523.98. The UPB is $xx

Collections Comments:The loan is currently performing. As per the review of payment history as of 6/28/2023, the borrower is current with the loan and the next due date is 8/1/2023. The UPB is xx. As per the final application, the borrower has been working at xx. as a xxr for 201 months. Covid-19 attestation is located at "xx". No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	xx* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject is a berm home that an investor would not purchase. Appraisal report shows the design style as contemporary, but the photo addendum shows the subject as a berm house, which is built with earth covering one or more walls. Subject does not appear to be similar to comps. Significant line adjustments were made to the comps to arrive at an appraised value of $xxk. Current UPB is xx. Subject contemporary home has an LTV of %. Downgraded to LVL3."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
37015375	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,350.00	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 7/20/2023, the subject mortgage was originated on xx in the amount of xx with the lender xx which was recorded on xx. The chain of assignment has not been provided as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. The first installment of county taxes for 2022 has been paid in the total amount of $1,675.00 on xx. The second installment of county taxes for 2022 is due in the total amount of $1,675.00 on 10/16/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 07/03/2023, the borrower is current with the loan and the next due date is 08/01/2023. The last payment was received on 07/03/2023 in the amount of $1,819.90 (PITI) which was applied to the due date of 07/01/2023. The monthly P&I is in the amount of $1,322.61 with an interest rate of 3.125%. The current UPB is $xx.	Collections Comments:As per the available collection comments as of 7/26/2023, the loan is performing. According to the payment history as of 07/03/2023, the borrower is current with the loan and the next due date is 08/01/2023. The current UPB is xx. No evidence of damage or repair has been found. As per the final loan application, the borrower, xx has been working at xx. as a xx for 3 years and 8 months. The loan was originated onxx and the Covid-19 attestation is located at "xx."
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the borrower failed to meet the forbearance requirements. Further details are not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.14%, the borrower’s income is $6,164.00 and total expenses are in the amount of $2,721.17 and the loan was underwritten by LP (Locator#xx) and its recommendation is “Accept” with a DTI of 44.14%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
23491964	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,023.91	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 07/19/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of “xx
The chain of assignments has not been provided. However, the current assignment is with original lender “xx”.
There is a civil judgment against the borrower in favor of "xx in the amount of $2,727.76, which was recorded on xx
There is a credit card judgment against the borrower in favor of "xx" in the amount of $8,988.41, which was recorded on xx prior to the subject mortgage.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/3/2023, the borrower is current with the loan. The last payment was received on 7/3/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is xx. The P&I is $787.82 and PITI is $1,290.23. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/3/2023, the borrower is current with the loan. The last payment was received on 7/3/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is xx. The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a recrulter-1 for 10 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Note	XX	4: Unacceptable	* Property Marketability Issues (Lvl 4) "The tape shows the subject condo project is non-warrantable condo property due to the litigation with the HOA against the developer. The subject loan was closed with PIW. The condo questionnaire and documents related to litigation are not available in the documents. Further details not provided. xx search shows an estimated value at xx. Current UPB xx. Elevated for client review."	* Application Missing (Lvl 3) "The final application is missing due to a document not hand-signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 3)     "The final application is not hand-signed by the borrower."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows estimated value at xx. Current UPB xx."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2022 reflects Transfer Taxes fee at $633.00. However, CD dated 07/xx/2022 reflects Transfer Taxes fee at $742.50. This is an increase in fee of $109.50 for charges that cannot increase. Valid COC is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD is not hand-signed by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Note is missing or unexecuted (Lvl 3) "Note document signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79829622	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,934.00	07/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	xx	xx	Not Applicable	xx	$725.77	02/01/2020	Financial Hardship	According to the updated title report dated 7/20/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx The chain of assignments has not been completed. Currently, the assignment is with "xx" recorded on xx. However, it should be with "xx." No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for 2023 was paid on 5/15/2023 in the total amount of $2,467.00. The second installment of county taxes for 2023 is due on 10/15/2023 in the total amount of $2,467.00. The taxes for the year 2023 are delinquent in the total amount of $1,914.20.	According to the latest payment history as of 7/18/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on 7/11/2023 in the amount of $1,286.35 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx. The current P&I is $725.77 and the interest rate is 5.000%.

Collections Comments:The loan is currently performing, and the next due date is xx. The last payment was received on 7/11/2023 in the amount of $1,286.35 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 1/19/2021, the borrower’s income was impacted by Covid-19. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx, for the period 1/11/2016 to 1/1/2017. At the same time, the borrower started working at xx for the period 12/5/2016 to 2/20/2017. Currently, the borrower is working at xx for 12 months as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 1/7/2020 between the borrower "xx" and the lender "xx". As per the modified terms, the new principal balance is $xx The borrower agreed to pay the P&I of $725.77 and an interest rate of 5.000% beginning on xx until the maturity date of 1/1/2060.	Missing or error on the Rate Lock	XX	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2018 reflect Transfer Taxes at $341.00. However, CD dated 04/xx/2018 reflects Transfer Taxes at $357.80. This is an increase in fee of +$16.80 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of 1-year has expired."
																																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69834233	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,927.16	07/11/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/25/2023, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx. The chain of assignments has not been completed. Currently, the mortgage is with xx. However, it should be with xx. No active judgments or liens have been found. The property taxes for the year 2022 were paid on 5/16/2023 in the amount of $3927.16. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 07/11/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on 07/11/2023 in the amount of $3,046.93 which was applied to the due date of 07/01/2023. The current P&I is $2249.81 and PITI is $3046.93. The UPB is xx	Collections Comments:The loan is currently performing.
As per the review of payment history as of 07/11/2023, the borrower is current with the loan and the next due date is xx. The UPB is xx.
As per the final loan application, the borrower was previously working at xx. The period of work is not stated. Currently, the borrower joined xx on xx as a .xx
No record of bankruptcy filed by the borrower has been found.
The appraisal report dated 02/xx/2023 is subject to completion due to the repairs of broken windows, exposed wires, window handles, fogged windows, and missing switch plates. The estimated cost of repair is $250.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.62%. Tape shows alimony payment of $9250 and HOA dues on REO property were not included in qualifying and DTI is 57%. Further details not provided. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 02/xx/2023 is subject to repairs for a broken window on the exterior garage, exposed wires in bathrooms, fogged windows, missing switch plates, and window handles. The estimated cost of repair is $250. 1004D is missing from the loan documents. Final CD does not reflect any escrow holdback amount."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Closing Disclosure dated 04/xx/2023 reflect Points - Loan Discount Fee at $4,660.61. However, Final CD dated xx reflects Points - Loan Discount Fee at $4,885.76. This is an increase in fee of $225.15 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																																							Subject loan is purchase case, originated on xx and the SOL is 1 year."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
57285353	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,783.65	07/05/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/26/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
The chain of assignments has not been provided. However, the current assignment is with original lender “xx”. However, it should be with xx.

All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of 7/19/2023, the borrower is current with the loan. The last payment was received on 7/5/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is xx. The P&I is $5,066.85 and PITI is $5,801.72. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/19/2023, the borrower is current with the loan. The last payment was received on 7/5/2023, which was applied for the due date of 7/1/2023 and the next due date for payment is 8/1/2023. The UPB reflected as per the payment history is xx
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding COVID-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at “xx” as a xx for 480 months.
The loan was originated on xx. The Covid-19 attestation is located at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.66%, as the borrower’s income is xx and total expenses are in the amount of $6,929.92 and the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is “Approve/ineligible” with a DTI of 49.66%."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 3) "The subject loan was approved at 49.66%. Tape shows BWR2 SE income miscalculation as lender used wage and income transcripts. The investor required recent 2-year business return tax transcripts. Further details not provided. Lender defect. Subject loan was originated on xx, and the 3-year SOL is active."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/xx/2022 reflects points - loan discount fee at $7,810.00 and appraisal fee at $1025.00. However, CD dated 03/xx/2022 reflects points - loan discount fee at $17,810.00 and appraisal fee at $1,525.00. This is an increase in fee of +$10,500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30437792	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,766.56	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 07/26/2023, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx. However, it should be withxx.
No active judgments or liens have been found.
The second installment of city taxes for 2023/2024 is due on 12/31/2023 in the amount of $1,905.30.
No prior year’s delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water and sewer account completion status are pending.
According to the payment history as of 7/19/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $1,928.91 (PITI), which includes the P&I of $1,487.30, which was applied to the due date of xx. The current rate of interest is 7.375% and the current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/19/2023, the borrower is current with the loan and the next due date is 8/1/2023. The current UPB is xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments.
As per the appraisal report dated 04/15/2023, which is located at "xx" the pending assessment of $250 per unit is planned for 2023 to cover a $12,000.00 roof replacement. The seller’s tape data shows the roof needs to be replaced. CCs do not show any damage. Further details not provided.
As per the final 1003, the borrower worked for multiple companies. He started working at "xx" from 02/24/2020 to 01/05/2022, "xx" from 02/28/2022 to 04/29/2022, "xx" from 03/07/2022 to 05/12/2022, and "xx" from 08/16/2021 to 11/14/2022. Currently, the borrower has been working at "xx" as an assessor for 1 month.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Property Marketability Issues (Lvl 3) "The tape shows that the subject is a non-warrantable condo due to reserves of 3% (10% required) and a roof that needs to be replaced. The review of the appraisal report shows that the subject is "as is" and the condo questionnaire shows that a special assessment of $12,000 is scheduled to replace the roof of one of the buildings; however, the HOA has a reserve balance of only $15,543.36. Further details not provided. Current UPB is xx. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at 7.905% exceeds APR threshold of 7.850% over by +0.055%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR §  1026.35(a)(1)) due to an APR calculated at 7.912% exceeds APR threshold of 7.850% over by +0.062%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d).

																																																																																																								Loan failed the MD COMAR higher-priced mortgage loan test (Maryland) COMAR 09.03.06.02B (13), COMAR 09.03.09.02B (6)) due to an APR calculated at 7.912% exceeds APR threshold of 7.850% over by +0.062%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
65278123	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,794.21	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.062%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/2/2023, the subject mortgage was originated on xx and recorded on x with the lender xx for the amount of xx. The chain of assignments has been completed. Currently, the assignment is with the original lender, "xx". No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2022 were paid on 11/18/2022 in the amount of $2,970.16. The annual combined taxes for 2023 are due on 1/5/2024 in the amount of $3,794.21. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/19/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is $3,184.24 and the interest rate is 5.062%.

Collections Comments:The loan is currently performing, and the next due date is xx. The last payment was received on xx in the amount of $3,692.06 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at "xx" as a xx for 120 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows cryptocurrency used, however, is not documented according to guidelines. The final CD reflects cash from BWR of $26,854.80, and the DU reflects total available assets of xx. Further details not provided."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.36%, as the borrower income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (Locator# xx) and its recommendation is “Approve/Eligible” with a DTI of 48.36%."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7270738	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,729.21	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.437%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/2/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx.The chain of assignments has been completed. Currently, the assignment is with the original lender, "xx" There is a UCC lien against the borrower in favor of xx recorded on xx. The annual combined taxes for 2022 were paid on xx in the amount of xx. annual combined taxes for 2023 are due on 1/5/2024 in the amount of $3,729.21. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 7/19/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount o f xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx%.

Collections Comments:The loan is currently performing, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated 10/6/2022, the subject property is impacted by disaster.
No comment pertaining to the damage to the subject property has been observed.
As per final 1003, the borrower was previously working at xx for the period xx to xx. Later, employment details are not available. Currently, the borrower joined xx. on 4/29/2022 as an x.
The Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the qualifying income used is derived from a xx.". The loan was underwritten using DU; however, the loan was sold to xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows that due to dissimilar comparables, the value and marketability of the subject were not adequately supported. The review of the appraisal report shows that the comparables selected are not similar with regards to design style, age, GLA, or bed and bath count. An appraised value of xx for the property is not supported due to multiple line adjustments made to compensate for the dissimilarities. xx's estimated value is xx. The current UPB is xx."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	Not Applicable
41087547	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,013.56	06/30/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/1/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx.
The chain of assignments has not been provided as the mortgage is with the original lender "xx”.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on 11/28/2022 for $3,853.02.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/19/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $2,553.91 (PITI) which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx%.

Collections Comments:The loan is currently performing, and the next due date is xx. The unpaid principal balance is xx. The loan has not been modified.
No evidence of foreclosure has been found.
As per the final 1003, the borrower has been working at "xx.“ as an xx for 2.11 years.
The collection comment dated 2/24/2023 states disaster impact. Further details not provided and CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	XX	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file shows AUS invalidated with a DTI of 50.56% due to miscalculation of RE taxes.  BWR is an xx, 2 years on the job, xx credit score."
																																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD is missing. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			xx	xx
88839752	xx	xx	xx	561-2037	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/17/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/7/2023 shows that the subject mortgage was originated on xx and recorded on xx in the amount of xx in favor of "xx".
The chain of assignments is complete. The current assignment is with the original lender, "xx".
No active liens or judgments have been found against the borrower or property.
No prior-year delinquent taxes have been found.
According to the payment history as of 7/27/2023, the borrower is current with the loan. The last payment was received on 7/17/2023 xx, which was applied for the due date of 7/1/2023, and the next due date for payment is xx. The P&I is $2,287.61, and the PITI is $2,287.61. The UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 7/27/2023, the borrower is current with the loan. The UPB is xx
The subject property is owner-occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
As per the final application, the borrower has been working at "xx" as a xx for 319 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	XX	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.34%. The tape shows the lender miscalculated rental income and failed to document supporting documents to verify net rental income on REO properties. Lender defect. The subject loan was originated on xx, and the 3-year SOL is active."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan file." * Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL is 1-year has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated 3/xx/2022 and electronically signed on 3/xx/2022 of which is greater than 3 days from the initial application date xx. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE. Subject loan is a purchase, originated on xx and the SOL is 1-year has expired."
																																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated 3/xx/2022 delivered on 3/xx/2022 which is more than 3 business days from initial application date 3/xx/2022. Subject loan is a purchase, originated onxx and the SOL is 1-year has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58640411	xx	xx	xx	561-2037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,183.82	07/03/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.562%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	xx	Primary	Yes	Yes	No	xx	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/4/2023, the subject mortgage was originated on xx and recorded on xx with the lender xx for the amount of xx.
The chain of assignments has not been provided as the mortgage is with the original lender "xx”.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for 2022 were paid on 12/9/2022 for $2,102.22.
The annual school taxes for 2022 were paid on 3/16/2023 for $85.68.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 7/19/2023, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of $1,367.47 which was applied to the due date of 7/1/2023. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx%.

Collections Comments:The loan is currently performing, and the next due date is xx. The unpaid principal balance is xx. As per the final application, the borrower has been working at "xx", as a xx for 60 months.
No evidence of foreclosure has been found.
Collection comment dated 5/22/2023 shows a disaster impact. Further details not provided and CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	XX	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
																																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 13.93%. The tape shows the BWR has been xx for less than 2 years, and the lender failed to document 2-year tax returns. BWR has xx credit score and solid residual income."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable